[NICHOLAS APPLEGATE INSTITUTIONAL FUNDS LOGO]

SEMI-ANNUAL REPORT
(UNAUDITED)
INSTITUTIONAL SHARES
SEPTEMBER 30, 2002

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

DEAR FELLOW SHAREHOLDER,

  Most investors were eager to see the six-month period ended September 30, 2002 come to a close. During this difficult time, equity prices tumbled in the face of strong headwinds.

  In this semi-annual report, we review the performance of the financial markets and your investments between April 1, 2002 and September 30, 2002. We also share our outlook for the months ahead.

  In the US, data released early in the period showed the economic recovery was gaining steam. News of accounting irregularities and corporate malfeasance began to escalate, however, eroding investor confidence. Over the summer, both the SEC and Congress established sweeping new rules for corporate governance. Despite these positive actions, geopolitical risks and signs of a pause in the US economic recovery took center stage. With America the engine of global trade, fears of slower growth in the US were magnified throughout the world.

  Against this backdrop, stock markets in nearly every country posted sharp declines. The extent of the losses themselves accentuated selling pressure. Deteriorating asset values meant corporate profits might suffer as companies increased pension contributions. Questions about capital adequacy weighed on shares of financial institutions in Europe. In addition, tighter liquidity conditions caused spreads on fixed-income securities to widen.

  While investment returns were extremely disappointing this period, we hope our shareholders will take some comfort in the performance of the Nicholas-Applegate Institutional Funds. In this turbulent environment, the vast majority of our mutual funds outperformed or performed in line with their benchmarks. Through consistent application of our proven philosophy and process, we were able to make timely investments in companies benefiting from positive, sustainable change. Our emphasis on original, company-specific analysis also helped us avoid some of the most problematic securities.

  As we look ahead, we are optimistic that one of the most trying chapters in investment history is behind us. While near-term uncertainties remain, such as the threat of war with Iraq, a number of factors pave the way for asset values to appreciate. Wage gains and record mortgage refinancing activity continue to bolster US consumer spending. The US Federal Reserve and European Central Bank are likely to ease monetary policy before year-end. In Japan, there is evidence the government has renewed its focus on making necessary reforms. We are also encouraged by the fact the market is rewarding companies with strong fundamentals. This type of environment is highly conducive to our bottom-up investment style.

  Several organizational developments add to our enthusiasm about the prospects for our mutual funds. In August 2002, we welcomed Horacio Valeiras, CFA, to Nicholas-Applegate as Chief Investment Officer. Mr. Valeiras, formerly Head of Global Core Equity at Morgan Stanley Investment Management, is a highly respected team leader with experience across a broad range of investment disciplines. He succeeds Catherine Somhegyi Nicholas, who decided to focus her energies on her passion for stock picking and portfolio management.
Ms. Nicholas continues in her role as Lead Portfolio Manager of our Worldwide Growth and Global Select Funds.

  In early October 2002, Nicholas-Applegate announced an organizational restructuring to achieve several business objectives -- improved investment performance, more focused client service, appropriate scale, and greater efficiency. In the investment area, for example, we are adopting a number of measures to ensure that we achieve accountability of results, improve portfolio construction, and reduce redundancy in research and analysis -- all with the goal of strengthening investment performance. For more details about the restructuring, please visit our Web site at www.nicholas-applegate.com.

  As the end of 2002 draws near, we are well prepared for the future. Although market conditions have been challenging for some time, we feel confident the

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
investment landscape is brightening. In addition, history reminds us that stocks have always rebounded from bear markets to post higher highs.

  On behalf of everyone at the firm, thank you for your participation in the Nicholas-Applegate Institutional Funds. We appreciate your business and look forward to serving your investment needs throughout the coming years.

Best Regards,

/s/ E. Blake Moore, Jr.

E. Blake Moore, Jr.
Chairman

--------------------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                           PAGE
The Funds' Review and Outlook, Performance and Schedule of Investments
  Worldwide Growth......................................................     1
  Global Select.........................................................     6
  Global Technology.....................................................    11
  Global Health Care....................................................    15
  International Core Growth.............................................    19
  International Growth Opportunities....................................    25
  International Structured..............................................    31
  Emerging Countries....................................................    36
  U.S. Large Cap Select Growth..........................................    41
  U.S. Equity Growth....................................................    44
  Emerging Growth.......................................................    48
  Growth Discovery......................................................    55
  Large Cap Value.......................................................    60
  Value Opportunities...................................................    64
  Convertible...........................................................    68
  High Yield Bond.......................................................    73
The Funds':
  Financial Highlights..................................................    78
  Statement of Assets and Liabilities...................................    84
  Statement of Operations...............................................    88
  Statement of Changes in Net Assets....................................    92
  Notes to the Financial Statements.....................................    98

--------------------------
This report is authorized for distribution to shareholders and to others only when preceded or accompanied by a currently effective prospectus for Nicholas-Applegate Institutional Funds Class I Shares. Distributor:
Nicholas-Applegate Securities.

WORLDWIDE GROWTH FUND INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

  MANAGEMENT TEAM:  CATHERINE SOMHEGYI NICHOLAS, Lead Portfolio Manager; PEDRO
V. MARCAL, JR., Portfolio Manager; ANDREW B. GALLAGHER, Portfolio Manager; LORETTA J. MORRIS, Portfolio Manager; RANDALL S. KAHN, CFA, Portfolio Manager; ANDREW BEAL, Portfolio Manager; ERNESTO RAMOS, PH.D., Portfolio Manager; MELISA GRIGOLITE, CFA, Portfolio Manager; LAWRENCE S. SPEIDELL, CFA, Director of Global/ Systematic Management & Emerging Countries Specialist

  CHIEF INVESTMENT OFFICER:  HORACIO A. VALEIRAS, CFA

  GOAL: The Worldwide Growth Fund seeks to maximize long-term capital appreciation through investment in growth-oriented companies around the world, including the United States.

  MARKET OVERVIEW: Global stock markets tumbled during the six months ended September 30, 2002. Losses were broadly based, with most countries and all economic sectors posting declines.

  While there were signs of improvement in the global economy early in the period, economic reports became mixed to negative as 2002 progressed. In the US, consumer spending continued to be strong, but businesses remained reluctant to ramp up capital expenditures. In Continental Europe, nearly all economic indicators weakened. Softness in the external environment raised concerns for Japan's export-driven recovery and for emerging countries where exposure to cyclical industries is high. As the world economy slowed, the outlook for corporate profits dimmed. Geopolitical tensions and accounting issues in the US also weighed on investor sentiment.

  On a bright note, favorable domestic growth trends lent support to equity markets in the UK, New Zealand, and Australia. In addition, Japanese officials demonstrated renewed focus on reforms, and the US Federal Reserve adopted an easing bias at its August policy meeting.

  PERFORMANCE: During the six months ended September 30, 2002, the Fund declined 26.50% compared to a 25.55% drop in the MSCI All Country World Index Free.

  PORTFOLIO SPECIFICS: This period's performance was in line with the benchmark, as both positive and negative factors influenced returns. For example, stock selection in Taiwan and Singapore was a minus, as weak demand in the computer and communications end markets hurt several tech-related manufacturing holdings. Select airline and shipping positions also detracted from results.

  On the plus side, issue selection in the US and among retail and defense-related technology companies favorably impacted returns. Top-performing stocks -- all US companies -- included Michaels Stores, a retailer of arts and crafts supplies; AutoZone, an auto parts retailer; and Lockheed Martin, an aerospace company. Consumer non-durables holdings, such as Dial Corporation, Nestle, and Unilever, also did well. Demand for these companies' products is typically stable, regardless of economic conditions. This period was no exception.

  MARKET OUTLOOK: We believe recent economic data and the threat of a US-led war with Iraq will weigh on global equity markets over the coming months. Longer term, several factors inspire optimism that stocks will resume an upward trend:

  - Likelihood the US Federal Reserve and the European Central Bank will cut interest rates

  - Attractive equity valuations

  - Continued strength in US consumer spending driven by record mortgage refinancing activity

  Despite near-term uncertainties, our bottom-up investment process continues to lead us to companies with strong earnings and cash flow growth for the Fund.

--------------------------------------------------------------------------------

WORLDWIDE GROWTH FUND INSTITUTIONAL SHARES -- UNAUDITED
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN WORLDWIDE GROWTH FUND INSTITUTIONAL SHARES WITH THE MSCI ALL COUNTRY WORLD INDEX FREE.

              ANNUALIZED TOTAL RETURNS
                   As of 9/30/02            SINCE
  1 YEAR              5 YEARS             INCEPTION
  -16.72%           -2.69%                  6.41%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

         WORLDWIDE GROWTH FUND  MSCI ALL COUNTRY
         INSTITUTIONAL SHARES   WORLD FREE INDEX
4/19/93               $250,000          $250,000
4/93                  $252,968          $261,350
5/93                  $264,155          $267,492
6/93                  $263,470          $265,753
7/93                  $266,210          $271,254
8/93                  $284,018          $284,112
9/93                  $284,475          $279,338
10/93                 $285,388          $287,607
11/93                 $268,493          $272,651
12/93                 $286,073          $287,402
1/94                  $307,534          $306,457
2/94                  $306,849          $302,013
3/94                  $300,228          $288,453
4/94                  $306,393          $296,298
5/94                  $300,228          $298,047
6/94                  $295,205          $296,586
7/94                  $302,968          $303,141
8/94                  $315,297          $313,933
9/94                  $310,731          $306,555
10/94                 $312,329          $314,403
11/94                 $297,032          $300,758
12/94                 $294,625          $301,810
1/95                  $283,169          $295,684
2/95                  $290,730          $298,848
3/95                  $299,207          $312,535
4/95                  $310,891          $323,911
5/95                  $310,891          $327,474
6/95                  $316,618          $327,540
7/95                  $339,070          $343,392
8/95                  $338,154          $335,872
9/95                  $346,631          $345,109
10/95                 $334,946          $339,345
11/95                 $337,925          $350,035
12/95                 $339,841          $360,571
1/96                  $343,812          $368,575
2/96                  $350,819          $370,123
3/96                  $360,162          $375,823
4/96                  $383,285          $384,993
5/96                  $387,489          $385,378
6/96                  $385,153          $387,498
7/96                  $364,599          $373,006
8/96                  $373,008          $377,594
9/96                  $385,621          $391,527
10/96                 $385,854          $393,093
11/96                 $403,887          $414,123
12/96                 $402,740          $408,119
1/97                  $416,508          $414,975
2/97                  $412,206          $420,619
3/97                  $407,616          $412,206
4/97                  $417,656          $425,438
5/97                  $444,333          $450,837
6/97                  $468,715          $473,920
7/97                  $503,998          $495,341
8/97                  $476,174          $460,568
9/97                  $515,185          $485,116
10/97                 $473,305          $456,252
11/97                 $473,717          $463,232
12/97                 $474,948          $469,301
1/98                  $485,099          $479,625
2/98                  $518,321          $512,432
3/98                  $550,620          $534,312
4/98                  $570,307          $539,335
5/98                  $571,845          $529,088
6/98                  $588,763          $538,611
7/98                  $597,903          $538,773
8/98                  $500,112          $463,291
9/98                  $510,613          $472,510
10/98                 $538,178          $515,650
11/98                 $579,280          $546,950
12/98                 $655,344          $572,329
1/99                  $711,146          $584,004
2/99                  $692,545          $569,346
3/99                  $739,379          $594,966
4/99                  $771,931          $620,669
5/99                  $762,298          $598,759
6/99                  $816,107          $628,578
7/99                  $822,086          $626,000
8/99                  $823,747          $625,249
9/99                  $836,701          $618,497
10/99                 $888,517          $649,792
11/99               $1,006,433          $670,001
12/99               $1,223,995          $725,812
1/00                $1,150,256          $686,691
2/00                $1,308,031          $689,026
3/00                $1,285,112          $734,295
4/00                $1,171,514          $701,325
5/00                $1,097,444          $683,090
6/00                $1,192,772          $706,247
7/00                $1,137,634          $685,483
8/00                $1,237,281          $706,802
9/00                $1,144,610          $667,998
10/00               $1,043,634          $654,906
11/00                 $908,501          $614,302
12/00                 $914,633          $624,560
1/01                  $888,789          $640,362
2/01                  $772,707          $586,507
3/01                  $691,670          $547,035
4/01                  $760,004          $586,860
5/01                  $730,655          $580,345
6/01                  $698,240          $562,587
7/01                  $668,891          $553,698
8/01                  $615,450          $528,228
9/01                  $539,669          $480,001
10/01                 $550,620          $490,177
11/01                 $594,424          $520,323
12/01                 $608,441          $525,214
1/02                  $592,672          $510,823
2/02                  $581,721          $507,094
3/02                  $611,508          $530,014
4/02                  $596,176          $513,213
5/02                  $590,482          $513,931
6/02                  $546,239          $482,582
7/02                  $489,732          $442,093
8/02                  $489,294          $443,242
9/30/02               $449,432          $394,619

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the Morgan Stanley Capital International All Country World Index Free ("MSCI ACW Free") over the periods indicated. The Fund's Class I shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

The Morgan Stanley Capital International ("MSCI") All Country World Free Index ("ACWI Free") is a market capitalization weighted index composed of over 2000 companies. The MSCI ACWI Free Index is representative of the market structure of 21 countries in North America, Europe, and the Pacific Rim, excluding closed markets and those shares in otherwise free markets that are not purchasable by foreigners.

The unmanaged index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2002 -- UNAUDITED
--------------------------------------------------------------------------------
WORLDWIDE GROWTH FUND

                                          Number
                                        of Shares      Value
---------------------------------------------------------------
COMMON STOCK -- 90.5%
---------------------------------------------------------------
AUSTRALIA -- 1.2%
  Woolworths, Ltd.....................      96,700  $   646,266
                                                    -----------
BELGIUM -- 0.6%
  Dexia...............................      36,567      325,236
                                                    -----------
BERMUDA -- 0.8%
  Tyco International, Ltd.............      30,300      427,230
                                                    -----------
CANADA -- 2.4%
  Precision Drilling Corp.*...........      20,500      617,050
  WestJet Airlines, Ltd.*.............      62,100      712,533
                                                    -----------
                                                      1,329,583
                                                    -----------
DENMARK -- 0.2%
  Carlsberg AS Cl. B..................       2,750      142,703
                                                    -----------
FINLAND -- 1.1%
  Nokia OYJ...........................      47,500      631,368
                                                    -----------
GERMANY -- 1.9%
  Deutsche Telekom AG.................      47,100      397,973
  E.On AG.............................      13,600      641,098
                                                    -----------
                                                      1,039,071
                                                    -----------
IRELAND -- 2.3%
  Bank of Ireland*....................      82,000      798,209
  Ryanair Holdings PLC -- ADR*........      13,800      467,682
                                                    -----------
                                                      1,265,891
                                                    -----------
ISRAEL -- 0.6%
  Teva Pharmaceutical Industries,
    Ltd. -- ADR.......................       4,900      328,300
                                                    -----------
ITALY -- 1.8%
  ENI SpA.............................      19,200      263,365
  R.A.S. SpA..........................      25,200      296,107
  UniCredito Italiano SpA.............     118,600      428,976
                                                    -----------
                                                        988,448
                                                    -----------
JAPAN -- 7.2%
  Dai Nippon Printing Co., Ltd........      56,000      606,736
  KAO Corp............................      33,000      727,822
  Mitsubishi Tokyo Financial
    Group, Inc........................          42      310,153
  Murata Manufacturing Co., Ltd.......       7,100      361,590
  Nissan Motor Co., Ltd...............      98,100      728,457
  Shiseido Co., Ltd...................      57,000      680,310
  Sony Corp.-Spon. -- ADR.............      14,800      608,280
                                                    -----------
                                                      4,023,348
                                                    -----------
LUXEMBOURG -- 0.9%
  Arcelor*............................      49,600      502,916
                                                    -----------
                                          Number
                                        of Shares      Value
---------------------------------------------------------------

NETHERLANDS -- 1.1%
  Unilever NV-CVA.....................      10,000  $   591,962
                                                    -----------
NORWAY -- 0.8%
  Frontline, Ltd......................      23,300       89,606
  Tomra Systems ASA...................      59,200      361,073
                                                    -----------
                                                        450,679
                                                    -----------
RUSSIAN FEDERATION -- 0.6%
  Surgutneftegaz -- ADR...............      19,500      321,652
                                                    -----------
SINGAPORE -- 1.6%
  Flextronics International, Ltd.*....      62,400      435,053
  United Overseas Bank, Ltd...........      69,000      462,006
                                                    -----------
                                                        897,059
                                                    -----------
SOUTH KOREA -- 1.0%
  Samsung Electronics Co., Ltd........       1,100      267,440
  SK Telecom Co., Ltd.................       1,380      266,390
                                                    -----------
                                                        533,830
                                                    -----------
SPAIN -- 0.4%
  Telefonica S.A.*....................      29,700      221,307
                                                    -----------
SWITZERLAND -- 2.7%
  Converium Holding AG -- ADR*........      19,100      410,650
  Nestle S.A. Reg Shares..............       2,600      568,287
  UBS AG..............................      13,200      549,253
                                                    -----------
                                                      1,528,190
                                                    -----------
UNITED KINGDOM -- 10.9%
  BP Amoco PLC........................      81,800      546,714
  British American Tobacco PLC........      28,200      287,814
  Centrica PLC........................     175,700      457,977
  Corus Group PLC*....................     209,700      112,948
  Diageo PLC..........................      56,000      694,838
  Exel PLC............................      35,900      355,110
  HSBC Holdings PLC...................      44,800      460,950
  Imperial Tobacco Group PLC..........      34,500      545,260
  Next PLC............................      40,400      590,222
  Royal Bank of Scotland Group PLC....      26,730      504,427
  Shell Transport & Trading Co. PLC...      44,700      266,419
  Shire Pharmaceuticals Group PLC*....      74,700      604,987
  Shire Pharmaceuticals Group PLC --
    ADR*..............................       2,900       71,833
  Vodafone Group PLC -- ADR...........      42,300      542,709
                                                    -----------
                                                      6,042,208
                                                    -----------
UNITED STATES -- 50.4%
  3M Co...............................       5,900      648,823
  Allergan, Inc.......................       5,700      310,080
  Allstate Corp.......................      16,100      572,355
  American Express Co.................      17,300      539,414
  Amgen, Inc.*........................       6,600      275,220

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WORLDWIDE GROWTH FUND

                                          Number
                                        of Shares      Value
---------------------------------------------------------------
COMMON STOCK (Continued)
---------------------------------------------------------------
UNITED STATES (CONTINUED)
  Anheuser Busch, Inc.................      11,100  $   561,660
  Anthem, Inc.*.......................      12,100      786,500
  Autozone, Inc.*.....................       8,300      654,538
  Ball Corp...........................      11,100      559,329
  BJ Services Co.*....................      13,200      343,200
  Cendant Corp.*......................      32,100      345,396
  Cisco Systems, Inc.*................      45,600      477,888
  Dell Computer Corp.*................      40,700      956,857
  Dial Corp...........................      14,400      309,024
  E.W. Scripps Co. Cl. A..............       8,200      568,260
  Forest Laboratories, Inc.
    Cl. A.*...........................       8,400      688,884
  General Electric Co.................      19,100      470,815
  Gilead Sciences, Inc.*..............       5,500      184,415
  Gymboree Corp.*.....................      31,100      507,241
  Harley-Davidson, Inc................      12,300      571,335
  Health Management Associates, Inc.
    Cl. A*............................      43,600      881,592
  J.B. Hunt Transportation
    Services, Inc.*...................      17,800      419,190
  IMC Global, Inc.....................      33,000      397,650
  Intel Corp..........................      24,300      337,527
  Intuit, Inc.*.......................      12,800      582,784
  Johnson & Johnson...................      16,300      881,504
  Kohl's Corp.*.......................       4,600      279,726
  Lockheed Martin Corp................      10,600      685,502
  Lowe's Companies, Inc...............      23,400      968,760
  Medtronic, Inc......................      16,600      699,192
  MGM Mirage, Inc.*...................      29,100    1,085,430
  Michaels Stores, Inc.*..............       7,900      361,030
  Microsoft Corp.*....................      25,800    1,127,202
  Nextel Communications, Inc.
    Cl. A*............................      60,800      459,040
  Noble Corp.*........................      18,000      558,000
  North Fork Bancorporation, Inc......      12,100      457,864
  Northrop Grumman Corp...............       7,600      942,704
  Patterson Energy, Inc.*.............      11,900      303,569
  Pfizer, Inc.........................      37,600    1,091,152
  Procter & Gamble Co.................      13,600    1,215,568
  Smith International, Inc.*..........       7,500      219,825
  Starbucks Corp.*....................      21,500      443,760
  Texas Instruments, Inc..............      14,500      214,165
  TJX Cos., Inc.......................      22,000      374,000
                                          Number
                                        of Shares      Value
---------------------------------------------------------------

UNITED STATES (CONTINUED)
  Viacom, Inc. -- Cl. B*..............       9,900  $   401,445
  Wal-Mart Stores, Inc................       9,200      453,008
  Wells Fargo & Co....................      14,900      717,584
  Williams-Sonoma, Inc.*..............      16,700      394,621
  Zimmer Holdings, Inc.*..............      16,500      632,610
                                                    -----------
                                                     27,917,238
                                                    -----------
TOTAL COMMON STOCK
  (Cost: $54,109,447).............................   50,154,485
                                                    -----------
---------------------------------------------------------------
PREFERRED STOCK -- 1.0%
---------------------------------------------------------------
SOUTH KOREA -- 1.0%
  Samsung Electronics Co., Ltd.
    (Cost: $650,096)..................       4,720      565,131
                                                    -----------
---------------------------------------------------------------
EQUITY-LINKED SECURITIES -- 0.6%
---------------------------------------------------------------
INDIA -- 0.6%
  Merrill Lynch Satyam Computer
    Services, Ltd. -- 11/18/02
    (Cost: $403,148)..................      71,745      319,983
                                                    -----------

                                        Principal
                                          Amount
---------------------------------------------------------------
TIME DEPOSIT -- 4.2%
---------------------------------------------------------------
  Brown Brothers Harriman
    1.340%, 10/01/02
    (Cost: $2,319,477)................  $2,319,477    2,319,477
                                                    -----------

TOTAL INVESTMENTS -- 96.3%
  (Cost: $57,482,168).............................    53,359,076
OTHER ASSETS IN EXCESS OF
LIABILITIES -- 3.7%...............................     2,049,556
                                                     -----------
NET ASSETS -- 100.0%..............................   $55,408,632
                                                     -----------
                                                     -----------
---------------

* Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF SEPTEMBER 30, 2002 -- UNAUDITED
--------------------------------------------------------------------------------
WORLDWIDE GROWTH FUND

                                        Percentage of
Industry                                 Net Assets
--------                                -------------
Aerospace/Defense.....................       2.9%
Agricultural Chemicals................       0.7
Airlines..............................       2.1
Apparel Manufacturers.................       0.9
Applications Software.................       3.7
Audio/Video Products..................       1.1
Auto -- Cars/Light Trucks.............       1.3
Beverages -- Wine/Spirits.............       2.3
Brewery...............................       0.3
Casino Hotels.........................       2.0
Cellular Telecommunications...........       1.8
Commercial Banks Non-US...............       2.2
Commercial Banks -- Eastern US........       0.8
Computers.............................       1.7
Consumer Products -- Miscellaneous....       0.6
Containers -- Metal/Glass.............       1.0
Cosmetics & Toiletries................       4.7
Diversified Manufacturing
  Operations..........................       2.8
Diversified Operations/Commercial
  Services............................       0.6
Electric -- Integrated................       1.2
Electronic Components --
  Miscellaneous.......................       1.4
Electronic Components --
  Semiconductors......................       2.5
Finance -- Credit Card................       1.0
Food -- Miscellaneous/Diversified.....       2.1
Food -- Retail........................       1.2
Gas -- Distribution...................       0.8
Medical Instruments...................       1.3
Medical Products......................       2.7
Medical -- Biomedical/Genetics........       0.5
Medical -- Drugs......................       5.6
Medical -- HMO........................       1.4
Medical -- Hospitals..................       1.6
Money Center Banks....................       4.1

                                        Percentage of
Industry                                 Net Assets
--------                                -------------
Motorcycle/Motor Scooter..............       1.0%
Multi-line Insurance..................       1.6
Multimedia............................       1.7
Networking Products...................       0.9
Oil Companies -- Integrated...........       2.5
Oil Field Machinery & Equipment.......       0.4
Oil & Gas Drilling....................       2.7
Oil -- Field Services.................       0.6
Printing -- Commercial................       1.1
Recycling.............................       0.7
Reinsurance...........................       0.7
Retail -- Apparel/Shoe................       1.1
Retail -- Arts & Crafts...............       0.7
Retail -- Auto Parts..................       1.2
Retail -- Building Products...........       1.7
Retail -- Discount....................       1.5
Retail -- Mail Order..................       0.7
Retail -- Regional Department
  Stores..............................       0.5
Retail -- Restaurants.................       0.8
Special Purpose Banks.................       0.6
Steel -- Producers....................       1.1
Super-Regional Banks-US...............       1.3
Telecommunications Equipment..........       1.1
Telecommunications Services...........       0.5
Telephone -- Integrated...............       1.1
Therapeutics..........................       0.3
Tobacco...............................       1.5
Transport -- Marine...................       0.2
Transport -- Services.................       0.6
Transport -- Truck....................       0.8
Time Deposit..........................       4.2
Other assets in excess of
  liabilities.........................       3.7
                                           -----
NET ASSETS............................     100.0%
                                           =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

GLOBAL SELECT FUND INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

  MANAGEMENT TEAM:  CATHERINE SOMHEGYI NICHOLAS, Lead Portfolio Manager;
PEDRO V. MARCAL, JR., Portfolio Manager; ANDREW B. GALLAGHER, Portfolio Manager; LORETTA J. MORRIS, Portfolio Manager; RANDALL S. KAHN, CFA, Portfolio Manager; ANDREW BEAL, Portfolio Manager; ERNESTO RAMOS, PH.D., Portfolio Manager; MELISA GRIGOLITE, CFA, Portfolio Manager; LAWRENCE S. SPEIDELL, CFA, Director of Global/Systematic Management & Emerging Countries Specialist; MICHAEL FREDERICKS, Product Specialist

  CHIEF INVESTMENT OFFICER:  HORACIO A. VALEIRAS, CFA

  GOAL: The Global Select Fund seeks to maximize long-term capital appreciation by investing in companies that, in the opinion of the Investment Adviser, represent the "best of the best" globally.

  MARKET OVERVIEW: Equity markets worldwide registered steep losses during the six months ended September 30, 2002. The sell-off affected nearly all countries and economic sectors and was driven by:

  - Concerns about the pace of recovery in the global economy and corporate profits

  - Reports of aggressive accounting and corporate malfeasance in the US

  - Rising geopolitical tensions

  In addition, the re-election of German Chancellor Schroeder disappointed investors, who had hoped for more conservative leadership. Investors were also nervous about the October 2002 Brazilian presidential election, fearful the leading candidate might not honor some of the country's debts.

  Not all of the period's news was negative, however. Economies in the UK, Australia, and New Zealand showed resilience. And in Japan, there were signs the government had renewed its resolve toward making necessary structural reforms.

  PERFORMANCE: The Fund lost 25.82% from April 1, 2002 through September 30, 2002, versus the MSCI All Country World Index Free, which fell 25.55%. Despite recent declines, the Fund rose 11.82%, annualized, in the five years ended September 30, 2002. During that same time, the MSCI All Country World Index Free dropped 4.04%.

  PORTFOLIO SPECIFICS: Issue selection in Taiwan hurt returns this period, as several technology-related manufacturing holdings faced weak end-market demand. Select positions in the transportation sector and Japan also unfavorably impacted results.

  On a positive note, stock selection in the US and among consumer non-durables and defense-oriented technology companies was favorable. Top-performing holdings included US-based Quiksilver, an apparel manufacturer; Unilever, a consumer products firm headquartered in the Netherlands; and US-based Lockheed Martin, an aerospace company.

  As a result of our bottom-up stock decisions, we decreased the Fund's exposure to stocks in Latin America and the financial services sector during the period. Our investment process identified more promising opportunities, particularly in the US and the consumer non-durables sector.

  MARKET OUTLOOK: Over the coming months, it is likely that the health of the global economy and the prospect of a US-led invasion of Iraq will continue to curb investor enthusiasm. That said, a number of positive influences make us optimistic about the future. Following this period's downturn, equity valuations are attractive. Global monetary policy is accommodative, and it is likely the US Federal Reserve and the European Central Bank will cut interest rates before year-end. We believe US consumer spending will remain strong given wage gains and record mortgage refinancing activity.

  As events unfold, we are confident our proven investment process will identify companies capitalizing on change for the Fund.

--------------------------------------------------------------------------------

GLOBAL SELECT FUND INSTITUTIONAL SHARES -- UNAUDITED
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN GLOBAL SELECT FUND INSTITUTIONAL SHARES WITH THE MSCI ALL COUNTRY WORLD INDEX FREE.

                   ANNUALIZED TOTAL RETURNS
                        As of 9/30/02            SINCE
     1 YEAR                 5 YEAR             INCEPTION
     -7.57%              11.82%                 11.83%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          GLOBAL SELECT FUND   MSCI ALL COUNTRY
         INSTITUTIONAL SHARES  WORLD FREE INDEX
9/30/97              $250,000          $250,000
10/97                $235,000          $235,125
11/97                $236,200          $238,722
12/97                $247,000          $241,850
1/98                 $255,800          $247,170
2/98                 $275,000          $264,077
3/98                 $296,200          $275,353
4/98                 $310,400          $277,941
5/98                 $311,200          $272,660
6/98                 $325,800          $277,568
7/98                 $334,000          $277,651
8/98                 $277,000          $238,753
9/98                 $286,800          $243,504
10/98                $298,200          $265,736
11/98                $319,687          $281,866
12/98                $361,061          $294,944
1/99                 $397,187          $300,961
2/99                 $377,610          $293,407
3/99                 $413,333          $306,610
4/99                 $428,469          $319,856
5/99                 $414,745          $308,565
6/99                 $463,385          $323,932
7/99                 $473,678          $322,603
8/99                 $491,842          $322,216
9/99                 $507,786          $318,736
10/99                $557,636          $334,864
11/99                $652,092          $345,279
12/99                $828,075          $374,040
1/00                 $772,143          $353,880
2/00                 $903,653          $355,083
3/00                 $870,639          $378,412
4/00                 $805,975          $361,421
5/00                 $766,140          $352,024
6/00                 $816,070          $363,958
7/00                 $792,060          $353,257
8/00                 $854,814          $364,244
9/00                 $789,332          $344,247
10/00                $724,941          $337,499
11/00                $659,497          $316,575
12/00                $702,601          $321,861
1/01                 $693,118          $330,004
2/01                 $596,133          $302,251
3/01                 $554,322          $281,910
4/01                 $615,099          $302,433
5/01                 $601,737          $299,076
6/01                 $594,840          $289,924
7/01                 $578,030          $285,343
8/01                 $533,201          $272,217
9/01                 $472,855          $247,364
10/01                $489,235          $252,608
11/01                $536,218          $268,143
12/01                $559,495          $270,664
1/02                 $553,891          $263,248
2/02                 $552,598          $261,326
3/02                 $589,237          $273,138
4/02                 $573,288          $264,479
5/02                 $562,081          $264,850
6/02                 $515,097          $248,694
7/02                 $465,958          $227,828
8/02                 $470,269          $228,421
9/30/02              $437,078          $203,363

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the Morgan Stanley Capital International All Country World Free Index ("MSCI ACW Free") over the periods indicated. The Fund's Class I shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds). The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

The Morgan Stanley Capital International ("MSCI") All Country World Free Index ("ACWI Free") is a market capitalization weighted index composed of over 2000 companies. The MSCI ACWI Free Index is representative of the market structure of 21 countries in North America, Europe, and the Pacific Rim, excluding closed markets and those shares in otherwise free markets that are not purchasable by foreigners.

The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2002 -- UNAUDITED
--------------------------------------------------------------------------------
GLOBAL SELECT FUND

                                           Number
                                          of Shares     Value
----------------------------------------------------------------
COMMON STOCK -- 96.3%
----------------------------------------------------------------
AUSTRALIA -- 1.1%
  News Corp., Ltd. -- ADR...............    27,600   $   531,300
                                                     -----------
BERMUDA -- 1.4%
  Tyco International, Ltd...............    45,000       634,500
                                                     -----------
CANADA -- 2.6%
  Forzani Group, Ltd. Cl. A*............    33,601       378,122
  Precision Drilling Corp.*.............    17,900       538,790
  Talisman Energy, Inc..................     9,100       364,910
                                                     -----------
                                                       1,281,822
                                                     -----------
FINLAND -- 1.7%
  Nokia Corp. -- ADR....................    64,900       859,925
                                                     -----------
FRANCE -- 1.1%
  Sanofi -- Synthelabo S.A..............     9,400       529,969
                                                     -----------
HONG KONG -- 0.5%
  Mainland Headwear Holdings, Ltd.......   730,000       226,968
                                                     -----------
IRELAND -- 1.5%
  Bank of Ireland*......................    78,800       767,060
                                                     -----------
ISRAEL -- 1.2%
  Teva Pharmaceutical Industries,
    Ltd. -- ADR.........................     8,800       589,600
                                                     -----------
JAPAN -- 7.5%
  Citizens Electronics Co., Ltd.........     6,300       450,222
  KAO Corp..............................    27,000       595,490
  Mitsubishi Tokyo Financial
    Group, Inc..........................        62       457,845
  Nintendo Co., Ltd.....................     3,500       407,672
  Nissan Motor Co., Ltd.................    88,900       660,141
  Shiseido Co., Ltd.....................    47,000       560,958
  Sony Corp. S.A........................    13,800       567,180
                                                     -----------
                                                       3,699,508
                                                     -----------
NETHERLANDS -- 2.5%
  Chicago Bridge & Iron Co. -- NV.......    23,900       573,600
  Unilever NV-CVA.......................    11,100       657,078
                                                     -----------
                                                       1,230,678
                                                     -----------
NORWAY -- 0.7%
  Frontline, Ltd........................    20,800        79,991
  Tomra Systems ASA.....................    44,100       268,975
                                                     -----------
                                                         348,966
                                                     -----------
RUSSIAN FEDERATION -- 0.3%
  Surgutneftegaz -- ADR.................     8,300       136,909
                                                     -----------
                                           Number
                                          of Shares     Value
----------------------------------------------------------------
SINGAPORE -- 1.8%
  DBS Group Holdings, Ltd...............    66,000   $   415,923
  Flextronics International, Ltd.*......    64,800       451,786
                                                     -----------
                                                         867,709
                                                     -----------
SOUTH KOREA -- 2.4%
  Intops Co., Ltd.*.....................    29,806       322,883
  Samsung Electronics Co., Ltd..........     1,980       481,393
  Samsung Electronics Co., Ltd. 144A --
    GDR.................................     3,300       391,050
                                                     -----------
                                                       1,195,326
                                                     -----------
SPAIN -- 0.4%
  Telefonica S.A.*......................    26,300       195,972
                                                     -----------
SWEDEN -- 1.0%
  Autoliv, Inc..........................    23,300       490,000
                                                     -----------
SWITZERLAND -- 3.2%
  Converium Holding AG -- ADR*..........    21,100       453,650
  Nestle S.A............................     2,900       633,858
  UBS AG................................    11,500       478,516
                                                     -----------
                                                       1,566,024
                                                     -----------
TAIWAN -- 0.4%
  Siliconware Precision Industries
    Co.*................................   409,000       211,814
                                                     -----------
UNITED KINGDOM -- 6.4%
  BP Amoco PLC..........................    59,700       399,008
  Corus Group PLC*......................   189,100       101,852
  Diageo PLC............................    44,000       545,944
  HSBC Holdings PLC.....................    28,400       292,209
  Next PLC..............................    36,100       527,401
  Shire Pharmaceuticals Group PLC*......    68,600       555,584
  Shire Pharmaceuticals Group PLC --
    ADR*................................     2,000        49,540
  Vodafone Group PLC....................   444,900       570,215
  Vodafone Group PLC -- ADR.............     8,700       111,621
                                                     -----------
                                                       3,153,374
                                                     -----------
UNITED STATES -- 58.7%
  3M Co.................................     5,900       648,823
  Allstate Corp.........................    17,600       625,680
  American Express Co...................    15,200       473,936
  Amgen, Inc.*..........................    10,400       433,680
  Anadarko Petroleum Corp...............    17,600       783,904
  Anheuser Busch, Inc...................    11,600       586,960
  Anthem, Inc.*.........................    12,400       806,000
  Autozone, Inc.*.......................     8,800       693,968
  Ball Corp.............................    12,400       624,836
  Big Lots, Inc.*.......................    37,400       592,042
  CACI International, Inc. Cl. A*.......     9,900       350,955
  Cendant Corp.*........................    21,900       235,644
  Choicepoint, Inc.*....................    12,233       435,984
  Cisco Systems, Inc.*..................    36,700       384,616
  Crown Cork & Seal Co., Inc............    55,900       293,475

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------

                                           Number
                                          of Shares     Value
----------------------------------------------------------------
  Dell Computer Corp.*..................    39,800   $   935,698
  Dial Corp.............................    26,400       566,544
  Electronic Arts, Inc.*................    15,200     1,002,592
  EMCOR Group, Inc.*....................     8,200       407,540
  Forest Laboratories, Inc. Cl. A.*.....     7,100       582,271
  J.B. Hunt Transportation
    Services, Inc.*.....................    19,800       466,290
  IMC Global, Inc.......................    40,800       491,640
  Intuit, Inc.*.........................    14,700       669,291
  Jetblue Airways Corp.*................    10,300       415,399
  Johnson & Johnson.....................    14,300       773,344
  Lockheed Martin Corp..................     8,100       523,827
  Lowe's Companies, Inc.................    17,800       736,920
  Medtronic, Inc........................    15,300       644,436
  MGM Mirage, Inc.*.....................    24,900       928,770
  Micron Technology, Inc.*..............    19,000       235,030
  Microsoft Corp.*......................    21,200       926,228
  Moody's Corp..........................    11,000       533,500
  Nextel Communications, Inc. Cl. A*....    98,100       740,655
  Northrop Grumman Corp.................     6,200       769,048
  Overture Services, Inc.*..............    11,700       275,769
  Patterson Energy, Inc.*...............    18,600       474,486
  Pfizer, Inc...........................    15,700       455,614
  Pharmacia Corp........................    11,000       427,680
  Procter & Gamble Co...................    12,400     1,108,312
  Quiksilver, Inc.*.....................    33,100       747,729
  Rent-A-Center, Inc.*..................     7,000       363,650
  Scripps Co. Cl. A.....................     7,400       512,820
  Smith International, Inc.*............    11,000       322,410
  USA Interactive*......................    20,600       399,228
  Viacom, Inc. Cl. B*...................    11,800       478,490
  Wal-Mart Stores, Inc..................     9,100       448,084
  Wells Fargo & Co......................    10,100       486,416
  Whole Foods Market, Inc.*.............    16,400       702,576
  Williams-Sonoma, Inc.*................    31,000       732,530
  Zimmer Holdings, Inc.*................    17,100       655,614
                                                     -----------
                                                      28,910,934
                                                     -----------
TOTAL COMMON STOCK
  (Cost: $50,521,057)..............................   47,428,358
                                                     -----------
                                           Number
                                          of Shares     Value
----------------------------------------------------------------
EQUITY-LINKED SECURITIES -- 1.1%
----------------------------------------------------------------
INDIA -- 0.8%
  Merrill Lynch Satyam Computer
    Services, Ltd. -- 11/18/02..........    86,352   $   385,130
                                                     -----------
TAIWAN -- 0.3%
  Merrill Lynch Taiwan Styrene Monomer
    Corp. -- 05/15/03...................   250,000       167,500
                                                     -----------
TOTAL EQUITY-LINKED SECURITIES
  (Cost: $635,747).................................      552,630
                                                     -----------

                                          Principal
                                           Amount
----------------------------------------------------------------
TIME DEPOSIT -- 0.0%
----------------------------------------------------------------
  Brown Brothers Harriman
    1.340%, 10/01/02
    (Cost: $18,428).....................  $ 18,428        18,428
                                                     -----------

TOTAL INVESTMENTS -- 97.4%
  (COST: $51,175,232).............................    47,999,416
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 2.6%.............................     1,281,378
                                                     -----------
NET ASSETS -- 100.0%..............................   $49,280,794
                                                     -----------
                                                     -----------
---------------

* Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF SEPTEMBER 30, 2002 -- UNAUDITED
--------------------------------------------------------------------------------
GLOBAL SELECT FUND

                                        Percentage of
Industry                                 Net Assets
--------                                -------------
Aerospace/Defense.....................       2.6%
Agricultural Chemicals................       1.0
Airlines..............................       0.8
Apparel Manufacturers.................       2.0
Applications Software.................       4.0
Audio/Video Products..................       1.1
Auto/Truck Parts &
  Equipment-Original..................       1.0
Auto -- Cars/Light Trucks.............       1.3
Beverages -- Wine/Spirits.............       2.3
Building -- Heavy Construction........       1.2
Cable TV..............................       0.8
Casino Hotels.........................       1.9
Cellular Telecommunications...........       2.9
Chemicals -- Plastics.................       0.3
Commercial Banks Non-US...............       1.6
Commercial Services...................       0.9
Commercial Services -- Finance........       1.1
Computer Services.....................       0.7
Computers.............................       1.9
Consumer Products -- Miscellaneous....       1.1
Containers -- Metal/Glass.............       1.9
Cosmetics & Toiletries................       4.6
Diversified Manufacturing
  Operations..........................       2.6
Diversified Operations/Commercial
  Services............................       0.5
Electronic Components --
  Miscellaneous.......................       1.8
Electronic Components --
  Semiconductors......................       2.2
Engineering/R&D Services..............       0.8
Entertainment Software................       2.0
Finance -- Credit Card................       1.0
Food -- Miscellaneous/Diversified.....       2.6
Food -- Retail........................       1.4
Medical Instruments...................       1.3

                                        Percentage of
Industry                                 Net Assets
--------                                -------------
Medical Products......................       2.9%
Medical -- Biomedical/Genetics........       0.9
Medical -- Drugs......................       6.5
Medical -- HMO........................       1.6
Money Center Banks....................       3.3
Multi-line Insurance..................       1.3
Multimedia............................       3.1
Networking Products...................       0.8
Oil Companies -- Exploration &
  Production..........................       2.3
Oil Companies -- Integrated...........       1.1
Oil Field Machinery & Equipment.......       0.7
Oil & Gas Drilling....................       2.1
Recycling.............................       0.6
Reinsurance...........................       0.9
Rental Auto/Equipment.................       0.7
Retail -- Apparel/Shoe................       1.1
Retail -- Auto Parts..................       1.4
Retail -- Building Products...........       1.5
Retail -- Discount....................       2.1
Retail -- Leisure Products............       0.8
Retail -- Mail Order..................       1.5
Semiconductor Equipment...............       0.4
Steel -- Producers....................       0.2
Super-Regional Banks-US...............       1.0
Telecommunications Equipment..........       2.4
Telephone -- Integrated...............       0.4
Toys..................................       0.8
Transport -- Marine...................       0.2
Transport -- Truck....................       1.0
Web Portals/ISP.......................       0.6
Other assets in excess of
  liabilities.........................       2.6
                                           -----
NET ASSETS............................     100.0%
                                           =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

GLOBAL TECHNOLOGY FUND INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

  MANAGEMENT TEAM: THOMAS BLEAKLEY, Lead Portfolio Manager; CHRISTOPHER ANGIOLETTI, Portfolio Manager; JASON CAMPBELL, Portfolio Manager; RANDALL S. KAHN, CFA, Portfolio Manager; JOHN MAZUR, Investment Analyst; KARL RICHTENBURG, Investment Analyst

  CHIEF INVESTMENT OFFICER:  HORACIO A. VALEIRAS, CFA

  GOAL: The Global Technology Fund seeks to maximize long-term capital appreciation by investing primarily in the equity securities of companies with business operations in technology and technology-related industries worldwide.

  MARKET OVERVIEW: Technology stocks traded sharply lower between April 1, 2002 and September 30, 2002. Losses were driven by:

  - Questions about the sustainability of the global economic recovery

  - Weak information technology spending by corporations amid economic uncertainty

  - Accounting irregularities and rising geopolitical tensions that eroded investor confidence

  Against this negative backdrop, expectations for tech companies' earnings came down significantly. Stocks in the semiconductor industry were especially hard hit. While unit volumes were fairly strong, revenues were hurt by lower average selling prices. Telecommunications equipment names were also weak, as telecom service operators struggled with overcapacity and high levels of debt.

  On a positive note, software outsourcing companies saw pricing firm, and consumer purchases of DVD players and flat-panel monitors were robust. Demand for the latest generation of cellular phones, which have color screens and built-in cameras, was also strong.

  PERFORMANCE: During the six months ended September 30, 2002, the Fund dropped 49.49%, outperforming the Merrill Lynch Global Technology 100 Index, which tumbled 52.44%.

  Since its July 31, 1998 inception, the Fund gained 14.30%, annualized, versus the Merrill Lynch Technology 100 Index, down 10.95%.

  PORTFOLIO SPECIFICS: While absolute returns were disappointing, the Fund outperformed its benchmark this period. Several holdings delivered strong price gains, even in the face of a difficult environment. Examples of top performers included InVision Technologies, a provider of explosive detection systems for aviation security; Symantec, a vendor of Internet security software; and Amazon.com, an online retailer.

  Infosys Technologies, a software outsourcer based in India, also performed well. Infosys benefited from the trend toward outsourcing of system installation and data processing. China-based BYD, a maker of rechargeable batteries, also performed well. The company announced it was going to be a key supplier for Nokia, the world's leading cellular phone manufacturer.

  MARKET OUTLOOK: Near term, our outlook for technology is mixed. We believe strong consumer spending in the US will continue to drive sales of electronics. However, doubts remain about the timing of a revival in corporate IT spending.

  Longer term, we are more positive. Expectations are that the US Federal Reserve and European Central Bank will cut interest rates later this year. This stimulus, combined with already easy monetary policy, should help fuel GDP growth and capital expenditures. In addition, technology-related inventories are at low levels, and many tech firms have become more efficient in response to challenging business conditions. As demand strengthens, the technology sector is poised for margin expansion and earnings growth.

--------------------------------------------------------------------------------

GLOBAL TECHNOLOGY FUND INSTITUTIONAL SHARES -- UNAUDITED
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN GLOBAL TECHNOLOGY FUND INSTITUTIONAL SHARES WITH THE MERRILL LYNCH TECHNOLOGY 100 INDEX.

          ANNUALIZED TOTAL RETURNS
                As of 9/30/02
                                     SINCE
  1 YEAR                           INCEPTION
  -28.42%                           14.30%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            Global Technology  Merrill Lynch
           Fund Institutional     Technology
                       Shares      100 Index
7/31/1998            $250,000       $250,000
8/98                 $205,800       $193,370
9/98                 $236,000       $225,062
10/98                $244,000       $248,156
11/98                $361,400       $281,810
12/98                $454,200       $333,723
1/99                 $638,200       $379,246
2/99                 $668,000       $335,469
3/99                 $893,000       $371,289
4/99                 $980,800       $387,993
5/99                 $940,000       $396,688
6/99               $1,097,800       $450,380
7/99               $1,154,200       $439,980
8/99               $1,292,000       $463,921
9/99               $1,364,800       $476,776
10/99              $1,609,600       $523,735
11/99              $2,008,791       $631,687
12/99              $2,696,740       $776,543
1/00               $2,702,523       $763,613
2/00               $3,705,299       $994,453
3/00               $3,212,817       $947,998
4/00               $2,759,196       $853,160
5/00               $2,429,795       $745,602
6/00               $2,953,275       $848,269
7/00               $2,789,731       $789,623
8/00               $3,227,159       $929,343
9/00               $2,917,651       $816,298
10/00              $2,419,617       $730,562
11/00              $1,706,756       $524,668
12/00              $1,715,963       $495,763
1/01               $1,828,197       $581,105
2/01               $1,191,616       $413,026
3/01                 $976,354       $347,103
4/01               $1,202,577       $424,050
5/01               $1,104,371       $399,134
6/01               $1,061,845       $400,763
7/01                 $966,270       $364,322
8/01                 $839,568       $319,692
9/01                 $609,399       $236,828
10/01                $727,772       $281,683
11/01                $832,115       $334,978
12/01                $870,695       $334,375
1/02                 $867,188       $336,214
2/02                 $761,968       $290,589
3/02                 $863,681       $324,385
4/02                 $735,225       $284,843
5/02                 $667,270       $268,891
6/02                 $591,424       $225,008
7/02                 $515,140       $194,925
8/02                 $504,179       $188,083
9/30/2002            $436,225       $154,266

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the Merrill Lynch Technology 100 Index over the periods indicated. The Fund's Class I shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds). The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

The Merrill Lynch 100 Technology Index is an equally weighted index of the 100 largest market caps in technology. The index includes exposure to all important technology sectors, including computer software and hardware, services, networking and semiconductors, as well as a number of ADRs to reflect the global nature of the technology industry.

The index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

The Fund's historical performance was affected by special market factors, including the Fund's investments in IPOs, which had a material impact on performance. As the assets of the fund increase, gains attributable to hot IPOs will have a decreasing effect on overall fund performance. Accordingly, there is no guarantee that, as the Fund's assets grow, it will continue to experience substantially similar performance.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2002 -- UNAUDITED
--------------------------------------------------------------------------------
GLOBAL TECHNOLOGY FUND

                                            Number
                                           of Shares      Value
------------------------------------------------------------------
COMMON STOCK -- 79.8%
------------------------------------------------------------------
BERMUDA -- 2.2%
  Marvell Technology Group, Ltd.*.......       23,600  $   374,060
                                                       -----------
CHINA -- 1.6%
  BYD Co., Ltd.*........................      128,000      260,938
                                                       -----------
FINLAND -- 2.5%
  Nokia Corp. -- ADR....................       31,700      420,025
                                                       -----------
HONG KONG -- 1.3%
  TCL International Holdings, Ltd.......      771,000      219,946
                                                       -----------
NETHERLANDS -- 0.9%
  ASM Lithography Holding N.V.*.........       24,000      148,560
                                                       -----------
SINGAPORE -- 2.0%
  Flextronics International, Ltd.*......       47,600      331,867
                                                       -----------
SOUTH KOREA -- 1.4%
  Samsung Electro Mechanics Co., Ltd....        6,460      231,513
                                                       -----------
SWITZERLAND -- 0.5%
  Micronas Semiconductor-Reg*...........        6,728       92,480
                                                       -----------
UNITED STATES -- 67.4%
  Affiliated Computer Services, Inc.
    Cl. A*..............................        8,800      374,440
  Amazon.com, Inc.*.....................       29,400      468,342
  Anteon International Corp.*...........       16,600      451,188
  Applied Signal Technology, Inc.*......       32,700      299,205
  BMC Software, Inc.*...................       22,200      290,154
  ChipPAC, Inc. Cl. A*..................       77,832      166,483
  Cisco Systems, Inc.*..................       50,900      533,432
  Cray, Inc.*...........................      109,300      431,735
  DuPont Photomasks, Inc.*..............       10,100      230,078
  Elite Information Group, Inc.*........       31,500      219,240
  Extreme Networks, Inc.*...............       42,500      178,925
  Foundry Networks, Inc.*...............       42,200      231,256
  HPL Technologies, Inc.*...............       22,100        1,105
  Imation Corp.*........................       14,400      407,952
  Integrated Circuit Systems, Inc.*.....       22,200      348,540
  Intergraph Corp.*.....................       19,800      338,382
  International Business Machines
    Corp................................        5,800      338,662
  Intersil Corp. Cl. A*.................       20,800      269,568
  InVision Technologies, Inc.*..........       15,000      480,150
  LSI Logic Corp.*......................       32,000      203,200
  McData Corp. Cl. A*...................       28,300      153,669
  Microchip Technology, Inc.*...........       14,900      304,705
  Micron Technology, Inc.*..............       14,700      181,839
  Microsoft Corp.*......................       11,400      498,066
  Neoware Systems, Inc.*................       19,100      268,355
  Netscreen Technologies, Inc.*.........       19,000      206,150
  Overture Services, Inc.*..............       20,700      487,899
  Planar Systems, Inc.*.................       18,500      294,890
  Sanmina Corp.*........................       78,300      216,891
  Silicon Laboratories, Inc.*...........       13,100      240,123
  SmartForce PLC*.......................       43,560      143,748
  Sun Microsystems, Inc.*...............       34,600       89,614
  SunGard Data Systems, Inc.*...........       14,400      280,080
                                            Number
                                           of Shares      Value
------------------------------------------------------------------

UNITED STATES (CONTINUED)
  Symantec Corp.*.......................       14,700  $   494,949
  Synopsys, Inc.*.......................        6,200      236,530
  Tekelec*..............................       28,200      243,366
  Vishay Intertechnology, Inc.*.........       16,700      146,960
  Xerox Corp.*..........................       60,700      300,465
  Yahoo!, Inc.*.........................       29,200      279,444
                                                       -----------
                                                        11,329,780
                                                       -----------
TOTAL COMMON STOCK
  (Cost: $18,101,022)................................   13,409,169
                                                       -----------
------------------------------------------------------------------
PREFERRED STOCK -- 3.3%
------------------------------------------------------------------
SOUTH KOREA -- 3.3%
  Samsung Electronics Co., Ltd.
    (Cost: $580,608)....................        4,610      551,961
                                                       -----------
------------------------------------------------------------------
EQUITY-LINKED SECURITIES -- 13.2%
------------------------------------------------------------------
INDIA -- 4.9%
  Credit Suisse FB Infosys
    Technologies -- 04/30/04............        5,200      365,716
  Merrill Lynch Satyam Computer
    Services, Ltd. -- 11/18/02..........      103,222      460,370
                                                       -----------
                                                           826,086
                                                       -----------
TAIWAN -- 8.3%
  Credit Suisse FB United
    Microelectronics Corp. --
    01/26/04............................      601,212      408,824
  Nanya Technology Corp. -- 01/17/02....      272,700      169,074
  UBS Hyb Elitegroup -- 03/05/03........       64,000      152,960
  UBS Siliconware Corp. -- 11/01/02.....      546,000      283,920
  UBS Unit Accton Technology
    Corp. -- 12/20/02...................      246,075      374,034
                                                       -----------
                                                         1,388,812
                                                       -----------
TOTAL EQUITY-LINKED SECURITIES
  (Cost: $2,859,647).................................    2,214,898
                                                       -----------
                                           Principal
                                            Amount
------------------------------------------------------------------
TIME DEPOSIT -- 4.0%
------------------------------------------------------------------
  Bank One Grand Cayman
    1.340%, 10/01/02
    (Cost: $681,087)....................  $   681,087      681,087
                                                       -----------

TOTAL INVESTMENTS -- 100.3%
  (Cost: $22,222,364).............................    16,857,115
LIABILITIES IN EXCESS OF OTHER ASSETS --
(0.3%)............................................       (53,526)
                                                     -----------
NET ASSETS -- 100.0%..............................   $16,803,589
                                                     -----------
                                                     -----------
---------------

* Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF SEPTEMBER 30, 2002 -- UNAUDITED
--------------------------------------------------------------------------------
GLOBAL TECHNOLOGY FUND

                                        Percentage of
Industry                                 Net Assets
--------                                -------------
Applications Software.................       9.2%
Audio/Video Products..................       1.3
Batteries/Battery Systems.............       1.6
Computer Data Security................       1.2
Computer Services.....................       6.6
Computer Software.....................       0.0
Computers.............................       4.1
Computers -- Integrated Systems.......       5.5
Computers -- Memory Devices...........       2.4
E-Commerce/Products...................       2.8
Educational Software..................       0.9
Electronic Components --
  Miscellaneous.......................       8.2
Electronic Components --
  Semiconductors......................      16.7
Electronic Design Automation..........       1.4

                                        Percentage of
Industry                                 Net Assets
--------                                -------------
Electronic Security Devices...........       2.9%
Enterprise Software/Services..........       1.7
Internet Security.....................       2.9
Networking Products...................       7.8
Office Automation & Equipment.........       1.8
Semiconductor Components --
  Integrated Circuits.................       4.7
Semiconductor Equipment...............       2.2
Telecommunications Equipment..........       5.7
Web Portals/ISP.......................       4.7
Time Deposit..........................       4.0
Liabilities in excess of other
  assets..............................      (0.3)
                                           -----
NET ASSETS............................     100.0%
                                           =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

GLOBAL HEALTH CARE FUND INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

  MANAGEMENT TEAM: TRISHA C. SCHUSTER, CFA, Lead Portfolio Manager; MONTIE L. WEISENBERGER, Investment Analyst; PETER S. MOON, Investment Analyst

  CHIEF INVESTMENT OFFICER:  HORACIO A. VALEIRAS, CFA

  GOAL: The Global Health Care Fund seeks to maximize long-term capital appreciation by investing primarily in the equity securities of companies with business operations in healthcare and healthcare-related industries worldwide.

  MARKET OVERVIEW: Global healthcare stocks generally posted declines during the six months ended September 30, 2002. Like equities in all other sectors, healthcare stocks trekked lower due to economic, earnings, and geopolitical concerns. Despite the period's losses, the healthcare sector outperformed the broad market.

  Within the universe of healthcare companies, the performance of the biotechnology industry was especially weak. In a difficult market climate, investors had little appetite for the clinical and regulatory risks associated with the biotech product development process. A persistent vacancy in the top position at the Food and Drug Administration added to negative sentiment.

  Large pharmaceutical firms also registered sharp losses, particularly in light of their traditional status as a safe haven. These stocks came under pressure due to patent expirations, weak pipelines, questionable accounting practices, and ongoing debate about a Medicare prescription drug plan.

  On a positive note, hospital stocks held up well amid favorable trends in admissions and federal expense reimbursements. In addition, shares of managed care providers posted solid gains. Managed care companies benefited from premium increases that outpaced medical-cost inflation and administrative expense control.

  PERFORMANCE: The Fund lost 29.44% during the six months ended September 30, 2002. The Nasdaq Biotechnology Index, which tracks more than 200 global biotech stocks, fell 39.84%. The Russell 3000 Healthcare Index, a barometer of the largest US pharmaceutical firms, shed 23.68%.

  Since its September 1, 1999 inception through September 30, 2002, the Fund gained 20.86%, annualized, compared to the Russell 3000 Healthcare Index, down 4.72%.

  PORTFOLIO SPECIFICS: In general, the Fund's biotech holdings unfavorably impacted performance this period, with stocks such as Amgen among the worst performers. Large-cap drug positions, including Abbott Labs and Pfizer, also detracted from results.

  On the plus side, a number of positions appreciated significantly in price, such as Boston Scientific and Community Health Systems. Boston Scientific, a medical supply firm, is well positioned to capitalize on the significant growth potential of the drug-coated stent market. Community Health, a rural hospital operator, benefited from successful physician recruiting, the addition of more specialty services, and strategic acquisitions.

  As a result of our individual stock decisions, we decreased the Fund's exposure to biotechnology during the period. We selectively added to holdings in the hospital and medical supply industries.

  MARKET OUTLOOK: We remain excited about the investment potential of healthcare given the sector's strong fundamentals. Estimates are that US healthcare expenditures, especially for prescription drugs, are growing three times as fast as the overall economy. Overseas, demand is also strong given aging populations in developed countries. In the realm of biotechnology, there are more than 350 drugs and vaccines in clinical trials, paving the way for a wealth of blockbuster new products. This favorable backdrop bodes well for prices of healthcare stocks worldwide.

--------------------------------------------------------------------------------

GLOBAL HEALTH CARE FUND INSTITUTIONAL SHARES -- UNAUDITED
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN GLOBAL HEALTH CARE FUND INSTITUTIONAL SHARES WITH THE RUSSELL 3000 HEALTHCARE INDEX.

             ANNUALIZED TOTAL RETURNS
                   As of 9/30/02
                                           SINCE
     1 YEAR                              INCEPTION
     -28.44%                              20.86%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

         GLOBAL HEALTH CARE
         FUND INSTITUTIONAL    RUSSELL 3000
               SHARES        HEALTHCARE INDEX
9/30/99            $246,000          $230,546
10/99              $253,400          $253,222
11/99              $275,000          $257,444
12/99              $385,808          $241,881
1/00               $473,855          $258,101
2/00               $791,826          $245,682
3/00               $618,733          $247,226
4/00               $583,114          $261,279
5/00               $592,119          $273,740
6/00               $686,769          $297,183
7/00               $684,969          $279,703
8/00               $782,421          $289,572
9/00               $853,859          $302,201
10/00              $814,638          $308,075
11/00              $715,071          $314,268
12/00              $756,850          $324,974
1/01               $688,323          $298,298
2/01               $660,556          $296,528
3/01               $585,406          $272,348
4/01               $649,602          $284,577
5/01               $677,114          $289,897
6/01               $693,418          $281,058
7/01               $659,282          $289,189
8/01               $659,282          $280,224
9/01               $626,165          $278,963
10/01              $657,499          $279,967
11/01              $689,851          $294,050
12/01              $684,757          $286,522
1/02               $637,119          $281,021
2/02               $607,569          $279,644
3/02               $635,081          $282,161
4/02               $563,498          $265,146
5/02               $539,551          $259,472
6/02               $482,743          $234,900
7/02               $472,299          $227,524
8/02               $466,694          $228,571
9/30/02            $448,098          $215,337

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the Russell 3000 Healthcare Index over the periods indicated. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

The unmanaged Russell 3000 Healthcare Index tracks the performance of companies involved in medical services or healthcare in the Russell 3000 Index. The healthcare sector is composed of biotechnology research and production, drugs, hospital supplies, medical services and miscellaneous healthcare industries.

The unmanaged index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

The Fund's historical performance was affected by special market factors, including the Fund's investments in IPOs, which had a material impact on performance. As the assets of the fund increase, gains attributable to hot IPOs will have a decreasing effect on overall Fund performance. Accordingly, there is no guarantee that, as the Fund's assets grow, it will continue to experience substantially similar performance.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2002 -- UNAUDITED
--------------------------------------------------------------------------------
GLOBAL HEALTH CARE FUND

                                            Number
                                          of Shares      Value
-----------------------------------------------------------------
COMMON STOCK -- 90.0%
-----------------------------------------------------------------
CANADA -- 1.0%
  Biovail Corp.*........................       8,200  $   202,458
                                                      -----------
FRANCE -- 2.3%
  Sanofi -- Synthelabo S.A..............       8,400      473,589
                                                      -----------
ISRAEL -- 2.0%
  Teva Pharmaceutical Industries,
    Ltd. -- ADR.........................       6,200      415,400
                                                      -----------
SWITZERLAND -- 1.1%
  Alcon, Inc.*..........................       5,700      220,875
                                                      -----------
UNITED KINGDOM -- 2.8%
  Shire Pharmaceuticals Group PLC*......      22,700      562,279
                                                      -----------
UNITED STATES -- 80.8%
  aaiPharma, Inc.*......................       8,900      106,720
  Abgenix, Inc.*........................      30,800      199,892
  Accredo Health, Inc.*.................       8,500      405,280
  Allergan, Inc.........................      11,700      636,480
  Amgen, Inc.*..........................      23,800      992,460
  Anthem, Inc.*.........................       5,100      331,500
  Atrix Laboratories, Inc.*.............      13,200      195,360
  Barr Laboratories, Inc.*..............      10,700      666,503
  Beckman Coulter, Inc..................      10,700      414,090
  Biomet, Inc...........................       7,900      210,377
  Boston Scientific Corp.*..............      15,000      473,400
  Cephalon, Inc.*.......................       5,000      204,100
  Cerner Corp.*.........................       5,900      207,739
  Community Health Systems, Inc.*.......       9,700      258,311
  Conceptus, Inc.*......................      34,900      533,970
  Forest Laboratories, Inc. Cl. A.*.....       6,000      492,060
  Genentech, Inc.*......................      22,900      747,227
  Gilead Sciences, Inc.*................      20,000      670,600
  HCA, Inc..............................      12,300      585,603
  Inamed Corp.*.........................      12,200      280,600
                                            Number
                                          of Shares      Value
-----------------------------------------------------------------

UNITED STATES (CONTINUED)
  Interpore International, Inc.*........      16,600  $   134,460
  Medimmune, Inc.*......................      36,700      765,929
  Medtronic, Inc........................      21,000      884,520
  Millennium Pharmaceuticals, Inc.*.....      58,300      543,356
  Pfizer, Inc...........................      20,000      580,400
  Pharmacia Corp........................      25,900    1,006,992
  Priority Healthcare Corp. Cl. B*......      17,300      435,960
  St. Jude Medical, Inc.*...............      18,500      660,450
  Tenet Healthcare Corp.*...............      22,300    1,103,850
  Therasense, Inc.*.....................      13,200      184,272
  Triad Hospitals, Inc.*................       6,600      250,470
  Universal Health Services, Inc.-B*....       9,800      501,270
  Zimmer Holdings, Inc.*................      22,800      874,152
                                                      -----------
                                                       16,538,353
                                                      -----------
TOTAL COMMON STOCK
  (Cost: $17,164,875)...............................   18,412,954
                                                      -----------

                                          Principal
                                            Amount
-----------------------------------------------------------------
TIME DEPOSIT -- 10.3%
-----------------------------------------------------------------
  Brown Brothers Harriman
    1.340%, 10/01/02
    (Cost: $2,105,771)..................  $2,105,771    2,105,771
                                                      -----------

TOTAL INVESTMENTS -- 100.3%
  (COST: $19,270,646).............................    20,518,725
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (0.3%)................................       (51,373)
                                                     -----------
NET ASSETS -- 100.0%..............................   $20,467,352
                                                     -----------
                                                     -----------
---------------

* Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF SEPTEMBER 30, 2002 -- UNAUDITED
--------------------------------------------------------------------------------
GLOBAL HEALTH CARE FUND

                                        Percentage of
Industry                                 Net Assets
--------                                -------------
Diagnostic Equipment..................       0.9%
Drug Delivery Systems.................       1.0
Medical Information Systems...........       1.0
Medical Instruments...................      15.5
Medical Products......................       5.6
Medical -- Biomedical/Genetics........      11.8
Medical -- Drugs......................      28.2
Medical -- Generic Drugs..............       3.3
Medical -- HMO........................       1.6

                                        Percentage of
Industry                                 Net Assets
--------                                -------------
Medical -- Hospitals..................      13.2%
Optical Supplies......................       1.1
Pharmacy Services.....................       2.0
Research & Development................       0.5
Therapeutics..........................       4.3
Time deposit..........................      10.3
Liabilities in excess of other
  assets..............................      (0.3)
                                           -----
NET ASSETS............................     100.0%
                                           =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

INTERNATIONAL CORE GROWTH FUND INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

  MANAGEMENT TEAM: LORETTA J. MORRIS, Co-lead Portfolio Manager; RANDALL S. KAHN, CFA, Co-lead Portfolio Manager; CHRISTOPHER ANGIOLETTI, Portfolio Manager; MELISA GRIGOLITE, CFA, Portfolio Manager; ANDREW BEAL, Portfolio Manager; ERNESTO RAMOS, PH.D., Portfolio Manager; JON BORCHARDT, Investment Analyst; DAVID FUJISAKI, Investment Analyst; CHRISTOPHER A. HERRERA, Investment Analyst; KARL RICHTENBURG, Investment Analyst; ERIC SAGMEISTER, Investment Analyst; ROLF SCHILD, Investment Analyst; LAWRENCE S. SPEIDELL, CFA, Director of Global/ Systematic Management & Research and Emerging Countries Specialist; MICHAEL FREDERICKS, Product Specialist

  CHIEF INVESTMENT OFFICER:  HORACIO A. VALEIRAS, CFA

  GOAL: The International Core Growth Fund seeks to maximize long-term capital appreciation through investments primarily in companies located outside the United States with market capitalizations corresponding to the top 75% of publicly traded companies as measured by stock market capitalizations within each country.

  MARKET OVERVIEW: During the six months ended September 30, 2002, prices of developed non-US equities tumbled. Declines were broadly based, with all countries posting losses in their respective local currencies. Stocks in Continental Europe were especially hard hit, while favorable domestic growth trends lent support to equity prices in the UK and Pacific Rim. In US dollar terms, developed international markets outperformed the US, with the return advantage due to currency movements. Both the euro and the yen strengthened significantly against the US dollar.

  Concerns about the strength of the global economic recovery fueled this period's sell-off, with economic data worsening as the period progressed. Fallout from US accounting irregularities, turmoil in the Middle East, and the prospect of a US-led invasion of Iraq further eroded investor confidence. On a bright note, the Japanese government showed signs of renewed resolve toward making necessary structural reforms.

  PERFORMANCE: During the six months ended September 30, 2002, the Fund lost 22.19% versus a 21.44% decline in the MSCI EAFE Index.

  PORTFOLIO SPECIFICS: Stock selection in Japan and the financial services sector unfavorably impacted the Fund's relative return. An underweight in consumer non-durables stocks, a sector that did well versus other groups, was also a negative.

  Issue selection in Canada and the insurance services and technology sectors helped returns. For example, Petro-Canada, a diversified oil and gas company, was one of the best-performing holdings. The company is capitalizing on new technologies that extract oil from oil sands and recently made an acquisition that bolstered its market presence. Other top performers included Unilever, the consumer products giant, and Teva Pharmaceutical, the world's leading generic drug company.

  The Fund's modest underperformance was concentrated in the first half of the period. During the third quarter of 2002, the Fund outperformed.

  MARKET OUTLOOK: Recent economic data and the threat of war with Iraq make our near-term market outlook cautious. On a positive note, it is likely the US Federal Reserve and the European Central Bank will reduce interest rates before year-end. This stimulus, combined with already easy monetary policy, should help revive economic and earnings growth worldwide. Attractive valuations combined with the prospect of falling rates and rising profits bode well for equity prices.

  As events unfold, we remain confident that our research-intensive investment process will uncover stocks with exciting growth potential for the Fund.

--------------------------------------------------------------------------------

INTERNATIONAL CORE GROWTH FUND INSTITUTIONAL SHARES -- UNAUDITED
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN INTERNATIONAL CORE GROWTH FUND INSTITUTIONAL SHARES WITH THE MSCI EAFE INDEX.

              ANNUALIZED TOTAL RETURNS
                   As of 9/30/02            SINCE
  1 YEAR              5 YEARS             INCEPTION
  -18.64%           -3.74%                  3.00%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          INTERNATIONAL CORE GROWTH
          FUND INSTITUTIONAL SHARES  MSCI EAFE INDEX
12/27/96                   $250,000         $250,000
12/96                      $252,400         $249,475
1/97                       $274,600         $240,744
2/97                       $277,200         $244,682
3/97                       $282,600         $245,568
4/97                       $286,600         $246,871
5/97                       $313,200         $262,935
6/97                       $331,200         $277,436
7/97                       $352,400         $281,924
8/97                       $334,000         $260,869
9/97                       $358,600         $275,482
10/97                      $328,800         $254,307
11/97                      $325,131         $251,715
12/97                      $329,722         $253,910
1/98                       $341,826         $265,523
2/98                       $365,199         $282,560
3/98                       $386,902         $291,261
4/98                       $398,171         $293,566
5/98                       $407,979         $292,141
6/98                       $412,779         $294,353
7/98                       $431,143         $297,337
8/98                       $369,373         $260,500
9/98                       $351,843         $252,514
10/98                      $358,312         $278,836
11/98                      $379,862         $293,121
12/98                      $400,734         $304,685
1/99                       $416,179         $303,785
2/99                       $399,064         $296,545
3/99                       $411,796         $308,923
4/99                       $426,823         $321,440
5/99                       $410,335         $304,887
6/99                       $442,685         $316,773
7/99                       $457,296         $326,189
8/99                       $464,392         $327,380
9/99                       $471,488         $330,675
10/99                      $502,378         $343,061
11/99                      $567,497         $354,981
12/99                      $677,509         $386,841
1/00                       $629,265         $362,261
2/00                       $705,704         $372,013
3/00                       $665,814         $386,434
4/00                       $610,886         $366,099
5/00                       $578,515         $357,157
6/00                       $609,633         $371,125
7/00                       $582,692         $355,566
8/00                       $606,083         $358,652
9/00                       $566,819         $341,189
10/00                      $530,897         $333,129
11/00                      $504,920         $320,637
12/00                      $521,115         $332,033
1/01                       $505,364         $331,862
2/01                       $462,991         $306,983
3/01                       $426,165         $286,519
4/01                       $455,671         $306,430
5/01                       $441,029         $295,615
6/01                       $423,281         $283,526
7/01                       $413,076         $278,367
8/01                       $395,994         $271,324
9/01                       $364,270         $243,839
10/01                      $363,827         $250,081
11/01                      $371,147         $259,309
12/01                      $375,362         $260,839
1/02                       $358,724         $246,989
2/02                       $361,164         $248,718
3/02                       $380,909         $262,173
4/02                       $379,134         $263,904
5/02                       $378,690         $267,255
6/02                       $365,823         $256,618
7/02                       $331,215         $231,290
8/02                       $328,109         $230,758
9/30/02                    $296,385         $205,975

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the Morgan Stanley Capital International Europe, Australasia, Far East Index ("MSCI EAFE") over the periods indicated. The Fund's Class I shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

The Morgan Stanley Capital International ("MSCI") Europe, Australasia, Far East Index ("EAFE") is an unmanaged index of over 900 companies, and is a generally accepted benchmark for major overseas markets. Index weightings represent the relative capitalizations of the major overseas markets included in the index on a U.S. dollar adjusted basis. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2002 -- UNAUDITED
--------------------------------------------------------------------------------
INTERNATIONAL CORE GROWTH FUND

                                             Number
                                           of Shares       Value
--------------------------------------------------------------------
COMMON STOCK -- 92.6%
--------------------------------------------------------------------
AUSTRALIA -- 1.9%
  Commonwealth Bank of Australia........       107,800  $  1,765,394
  Woolworths, Ltd.......................       369,486     2,469,351
                                                        ------------
                                                           4,234,745
                                                        ------------
BARBADOS -- 0.5%
  Nabors Industries, Ltd.*..............        35,600     1,165,900
                                                        ------------
BELGIUM -- 1.4%
  Dexia.................................       156,300     1,390,171
  Interbrew.............................        71,700     1,699,163
                                                        ------------
                                                           3,089,334
                                                        ------------
BRAZIL -- 0.4%
  Petroleo Brasileiro S.A. -- ADR.......        80,300       861,619
                                                        ------------
CANADA -- 4.5%
  Barrick Gold Corp.....................       151,900     2,362,045
  Loblaw Cos., Ltd......................        47,600     1,688,897
  Petro-Canada..........................        27,600       810,148
  Shopper Drug Mart Co. 144A*...........        66,600     1,007,272
  Suncor Energy, Inc....................        92,200     1,587,430
  Talisman Energy, Inc..................        63,100     2,530,310
                                                        ------------
                                                           9,986,102
                                                        ------------
DENMARK -- 0.6%
  TDC A/S...............................        60,900     1,320,813
                                                        ------------
FINLAND -- 1.4%
  Nokia Corp. -- ADR....................       232,100     3,075,325
                                                        ------------
FRANCE -- 5.5%
  Axa S.A...............................       144,200     1,415,081
  L'Oreal S.A...........................        22,900     1,652,058
  Lafarge S.A...........................        13,400     1,069,998
  Sanofi -- Synthelabo S.A..............        34,700     1,956,374
  TotalFinaElf S.A......................        21,807     2,870,562
  Vivendi Universal S.A.................       103,500     2,076,363
  Wanadoo*..............................       346,600     1,096,088
                                                        ------------
                                                          12,136,524
                                                        ------------
GERMANY -- 3.2%
  Bayerische Motoren Werke AG...........        43,600     1,398,196
  Degussa AG*...........................        44,300     1,422,833
  Deutsche Telekom AG...................       209,000     1,765,953
  E.On AG...............................        52,000     2,451,255
                                                        ------------
                                                           7,038,237
                                                        ------------
GREECE -- 0.4%
  Hellenic Telecommunications
    Organization S.A....................        87,500       987,509
                                                        ------------
                                             Number
                                           of Shares       Value
--------------------------------------------------------------------

HONG KONG -- 2.2%
  CLP Holdings, Ltd.....................       650,500  $  2,693,893
  Sun Hung Kai Properties, Ltd..........       385,000     2,260,771
                                                        ------------
                                                           4,954,664
                                                        ------------
INDIA -- 0.0%
  Infosys Technologies, Ltd. -- ADR.....         1,100        59,620
                                                        ------------
INDONESIA -- 0.7%
  PT Telekomunikasi Indonesia...........     3,847,000     1,593,293
                                                        ------------
IRELAND -- 1.3%
  Bank of Ireland*......................       159,000     1,547,748
  CRH PLC...............................       110,700     1,241,682
                                                        ------------
                                                           2,789,430
                                                        ------------
ISRAEL -- 1.0%
  Teva Pharmaceutical Industries,
    Ltd. -- ADR.........................        32,500     2,177,500
                                                        ------------
ITALY -- 5.7%
  Autostrade SpA........................       384,800     2,977,581
  ENI SpA...............................       174,200     2,389,486
  Finmeccanica SpA......................     2,570,600     1,209,228
  Mediaset SpA..........................       163,300     1,015,088
  R.A.S. SpA............................       172,400     2,025,750
  Snam Rete Gas SpA.....................       236,200       702,608
  UniCredito Italiano SpA...............       631,900     2,285,579
                                                        ------------
                                                          12,605,320
                                                        ------------
JAPAN -- 22.0%
  Advantest Corp........................        51,900     2,016,486
  Asahi Glass Co., Ltd..................       197,000     1,210,416
  Bridgestone Corp......................       178,000     2,117,168
  Canon, Inc............................        33,000     1,078,857
  Dai Nippon Printing Co., Ltd..........       223,000     2,416,108
  Daiwa Securities Group, Inc...........       374,000     2,064,465
  East Japan Railway Co.................           405     1,889,601
  Fanuc, Ltd............................        38,300     1,711,451
  Hoya Corp.............................        37,700     2,338,057
  ITO-YOKADO Co., Ltd...................        40,000     1,570,560
  KAO Corp..............................       110,000     2,426,072
  Keyence Corp..........................         8,000     1,343,190
  Millea Holdings, Inc..................           212     1,699,622
  Mizuho Holdings, Inc..................           801     1,875,185
  Murata Manufacturing Co., Ltd.........        34,900     1,777,394
  Nintendo Co., Ltd.....................        11,300     1,316,199
  Nissan Motor Co., Ltd.................       274,000     2,034,631
  Rohm Co., Ltd.........................        17,400     2,042,435
  Shin-Etsu Chemical Co., Ltd...........        38,500     1,274,478
  Shiseido Co., Ltd.....................       186,000     2,219,961
  SMC Corp..............................        18,900     1,701,528
  Sony Corp.............................        54,500     2,287,621
  Sumitomo Mitsui Banking Corp..........       347,000     1,949,630

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERNATIONAL CORE GROWTH FUND

                                             Number
                                           of Shares       Value
--------------------------------------------------------------------
COMMON STOCK (Continued)
--------------------------------------------------------------------
JAPAN (CONTINUED)
  Takeda Chemical Industries, Ltd.......        90,000  $  3,629,867
  Tokyo Electron, Ltd...................        40,700     1,557,927
  Yamato Transport Co., Ltd.............        87,000     1,307,787
                                                        ------------
                                                          48,856,696
                                                        ------------
LUXEMBOURG -- 0.7%
  Arcelor*..............................       145,500     1,475,289
                                                        ------------
MEXICO -- 0.5%
  Wal-Mart de Mexico S.A. -- Ser. C.....       551,200     1,153,104
                                                        ------------
NETHERLANDS -- 4.5%
  Aegon NV..............................       165,000     1,549,082
  Heineken NV...........................        41,000     1,608,980
  Royal Dutch Petroleum Co..............        55,200     2,228,425
  STMicroelectronics NV.................        77,800     1,046,416
  Unilever NV...........................        58,400     3,457,057
                                                        ------------
                                                           9,889,960
                                                        ------------
RUSSIAN FEDERATION -- 0.4%
  YUKOS -- ADR..........................         6,400       856,000
                                                        ------------
SINGAPORE -- 2.0%
  Flextronics International, Ltd.*......        71,200       496,406
  Singapore Press Holdings, Ltd.........       153,000     1,635,673
  United Overseas Bank, Ltd.............       334,000     2,236,376
                                                        ------------
                                                           4,368,455
                                                        ------------
SOUTH KOREA -- 1.6%
  Hyundai Motor Co., Ltd................        64,600     1,468,002
  Samsung Electronics Co., Ltd. 144A --
    GDR.................................         8,000       948,000
  Samsung SDI Co., Ltd..................        15,670     1,049,134
                                                        ------------
                                                           3,465,136
                                                        ------------
SPAIN -- 2.8%
  Banco Bilbao Vizcaya Argentaria
    S.A.................................       217,830     1,627,445
  Banco Popular Espanol S.A.............        35,400     1,363,678
  Endesa S.A............................       138,000     1,247,863
  Telefonica S.A.*......................       278,600     2,075,961
                                                        ------------
                                                           6,314,947
                                                        ------------
SWEDEN -- 2.3%
  Hennes & Mauritz AB-B Shares..........        82,200     1,427,260
  Skandinaviska Enskilda Banken AB --
    Ser. A..............................       255,800     2,179,381
  Svenska Cellulosa AB Cl. B............        48,800     1,510,453
                                                        ------------
                                                           5,117,094
                                                        ------------
                                             Number
                                           of Shares       Value
--------------------------------------------------------------------

SWITZERLAND -- 5.4%
  Alcon, Inc.*..........................        26,000  $  1,007,500
  Converium Holding AG*.................        35,500     1,566,318
  Nestle SA.............................        15,700     3,431,578
  Novartis AG...........................        98,749     3,904,514
  Syngenta AG*..........................        38,700     2,112,055
                                                        ------------
                                                          12,021,965
                                                        ------------
TAIWAN -- 0.4%
  United Microelectronics Corp. --
    ADR*................................       282,655       997,772
                                                        ------------
UNITED KINGDOM -- 18.2%
  Allied Domecq PLC.....................       251,200     1,584,099
  Barclays PLC..........................       434,412     2,537,926
  BHP Billiton, Ltd.....................       262,550     1,218,014
  BOC Group PLC.........................       102,500     1,397,530
  BP Amoco PLC..........................       288,800     1,930,209
  British American Tobacco PLC..........       218,400     2,229,028
  British Sky Broadcasting Group PLC*...       204,000     1,644,153
  Centrica PLC..........................     1,306,200     3,404,721
  Corus Group PLC*......................     3,259,700     1,755,725
  Diageo PLC............................       347,300     4,309,234
  Exel PLC..............................       102,900     1,017,851
  Hbos PLC..............................       174,000     1,607,590
  HSBC Holdings PLC.....................       253,000     2,562,269
  Man Group PLC.........................       146,000     2,282,220
  National Grid Group PLC...............       361,400     2,566,044
  Rentokil Initial PLC..................       479,700     1,570,989
  Royal Bank of Scotland Group PLC......       197,349     3,724,212
  Vodafone Group PLC....................     2,380,200     3,050,629
                                                        ------------
                                                          40,392,443
                                                        ------------
UNITED STATES -- 1.1%
  GlobalSantaFe Corp....................        55,500     1,240,425
  Noble Corp.*..........................        38,300     1,187,300
                                                        ------------
                                                           2,427,725
                                                        ------------
TOTAL COMMON STOCK
  (Cost: $230,347,949)................................   205,412,521
                                                        ------------
--------------------------------------------------------------------
PREFERRED STOCK -- 0.6%
--------------------------------------------------------------------
BRAZIL -- 0.6%
  Aracruz Celulose S.A. -- ADR..........        72,700     1,065,782
  Petroleo Brasileiro S.A. -- ADR.......        18,200       173,810
                                                        ------------
                                                           1,239,592
                                                        ------------
TOTAL PREFERRED STOCK
  (Cost: $1,611,547)..................................     1,239,592
                                                        ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------

                                             Number
                                           of Shares       Value
--------------------------------------------------------------------
EQUITY-LINKED SECURITIES -- 1.1%
--------------------------------------------------------------------
INDIA -- 1.1%
  Hindustan Lever, Ltd. -- 06/05/03.....       316,747  $  1,130,787
  Merrill Lynch Infosys Technologies,
    Ltd. -- 10/11/02....................        18,900     1,329,237
                                                        ------------
                                                           2,460,024
                                                        ------------
TOTAL EQUITY-LINKED SECURITIES
  (Cost: $2,570,039)..................................     2,460,024
                                                        ------------

                                           Principal
                                             Amount        Value
--------------------------------------------------------------------
TIME DEPOSIT -- 6.3%
--------------------------------------------------------------------
  Bank One Grand Cayman
    1.340%, 10/01/02
    (Cost: $13,921,459).................  $ 13,921,459  $ 13,921,459
                                                        ------------

TOTAL INVESTMENTS -- 100.6%
  (Cost: $248,450,994)............................   223,033,596
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (0.6%)................................    (1,320,897)
                                                    ------------
NET ASSETS -- 100.0%..............................  $221,712,699
                                                    ------------
                                                    ------------
---------------

  *  Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF SEPTEMBER 30, 2002 -- UNAUDITED
--------------------------------------------------------------------------------
INTERNATIONAL CORE GROWTH FUND

                                        Percentage of
Industry                                 Net Assets
--------                                -------------
Aerospace/Defense.....................       0.6%
Applications Software.................       0.6
Audio/Video Products..................       1.0
Auto -- Cars/Light Trucks.............       2.2
Beverages -- Wine/Spirits.............       2.7
Brewery...............................       1.5
Building Products --
  Cement/Aggregate....................       0.5
Building Products -- Doors &
  Windows.............................       0.6
Building & Construction Products --
  Miscellaneous.......................       0.6
Cable TV..............................       0.7
Cellular Telecommunications...........       1.4
Chemicals -- Diversified..............       1.2
Chemicals -- Specialty................       1.6
Commercial Banks Non-US...............       4.1
Cosmetics & Toiletries................       2.8
Diversified Minerals..................       0.5
Diversified Operations/Commercial
  Services............................       0.7
Electric -- Integrated................       2.9
Electric -- Transmission..............       1.2
Electronic Components --
  Miscellaneous.......................       2.3
Electronic Components --
  Semiconductors......................       1.8
Electronic Measure Instruments........       1.5
Finance -- Leasing Company............       0.9
Finance -- Other Services.............       1.0
Food -- Miscellaneous/Diversified.....       3.1
Food -- Retail........................       1.9
Gas -- Distribution...................       1.5
Gas -- Transportation.................       0.3
Gold Mining...........................       1.1
Machinery -- Electrical...............       0.8
Medical -- Drugs......................       5.3
Money Center Banks....................       8.2
Multi-line Insurance..................       2.2
Office Automation & Equipment.........       0.5
Oil Companies -- Exploration &
  Production..........................       1.1

                                        Percentage of
Industry                                 Net Assets
--------                                -------------
Oil Companies -- Integrated...........       6.2%
Oil & Gas Drilling....................       1.6
Optical Supplies......................       1.5
Paper & Related Products..............       1.2
Printing -- Commercial................       1.1
Property/Casualty Insurance...........       0.8
Public Thoroughfares..................       1.3
Publishing -- Newspapers..............       0.7
Real Estate Operation/Development.....       1.0
Reinsurance...........................       0.7
Retail -- Apparel/Shoe................       0.6
Retail -- Discount....................       0.5
Retail -- Drug Store..................       0.5
Retail -- Miscellaneous/Diversified...       0.7
Rubber -- Tires.......................       0.9
Semiconductor Components --
  Integrated Circuits.................       0.5
Semiconductor Equipment...............       0.7
Soap & Cleaning Products..............       0.5
Special Purpose Banks.................       0.6
Steel -- Producers....................       1.5
Telecommunications Equipment..........       1.4
Telecommunications Services...........       0.7
Telephone -- Integrated...............       2.8
Television............................       0.5
Tobacco...............................       1.0
Toys..................................       0.6
Transport -- Rail.....................       0.8
Transport -- Services.................       0.5
Transport -- Truck....................       0.6
Water.................................       0.9
Web Portals/ISP.......................       0.5
Time Deposit..........................       6.3
Liabilities in excess of other
  assets..............................      (0.6)
                                           -----
NET ASSETS............................     100.0%
                                           =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

INTERNATIONAL GROWTH OPPORTUNITIES FUND INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

  MANAGEMENT TEAM: LORETTA J. MORRIS, Co-lead Portfolio Manager; RANDALL S. KAHN, CFA, Co-lead Portfolio Manager; CHRISTOPHER ANGIOLETTI, Portfolio Manager; MELISA GRIGOLITE, CFA, Portfolio Manager; ANDREW BEAL, Portfolio Manager; ERNESTO RAMOS, PH.D., Portfolio Manager; JON BORCHARDT, Investment Analyst; DAVID FUJISAKI, Investment Analyst; CHRISTOPHER A. HERRERA, Investment Analyst; KARL RICHTENBURG, Investment Analyst; ERIC SAGMEISTER, Investment Analyst; ROLF SCHILD, Investment Analyst; LAWRENCE S. SPEIDELL, CFA, Director of Global/ Systematic Management & Research and Emerging Countries Specialist; MICHAEL FREDERICKS, Product Specialist

  CHIEF INVESTMENT OFFICER:  HORACIO A. VALEIRAS, CFA

  GOAL: The International Growth Opportunities Fund seeks to maximize long-term capital appreciation through investments primarily in companies located outside the United States with market capitalizations corresponding to the bottom 25% of publicly traded companies as measured by the market capitalization in each country.

  MARKET OVERVIEW: Like stocks in the US, international equities posted sharp declines during the six months ended September 30, 2002. Investors sent stock prices lower amid uncertainty about the pace of global economic recovery and disappointing corporate profits. High-profile accounting and corporate governance scandals in the US further eroded investor confidence. Rising geopolitical concerns exacerbated an already challenging environment.

  While losses were broadly based, international small-cap stocks outperformed their large-cap counterparts. In addition, the euro and yen gained significantly versus the US dollar, boosting international equity returns for US-based investors.

  PERFORMANCE: The Fund declined 19.67% between April 1, 2002 and September 30, 2002, while the Salomon World ex-US EMI shed -15.97%. The Fund gained 8.69%, annualized, during the five years ended September 30, 2002, outperforming its benchmark, down -3.49%.

  PORTFOLIO SPECIFICS: Within the universe of international small-cap equities, value stocks outperformed growth names this period, particularly during the second quarter of 2002. This hurt the Fund's performance since its benchmark is style neutral, containing both value and growth names. Stock selection in Japan, Canada, and among energy companies also negatively affected returns.

  On a favorable note, issue selection in Germany, France, and the retail sector helped relative results. For example, one of the best-performing holdings was William Morrison, the fifth-largest supermarket chain in the UK. The company is restructuring by closing low-yielding stores and refurbishing its most profitable locations.

  MARKET OUTLOOK: Recent economic data and the threat of conflict with Iraq make us cautious on the prospects for international equities in the short run. Further out, a number of factors pave the way for stock prices to appreciate:

  - Attractive equity valuations

  - Likelihood the European Central Bank and the US Federal Reserve will cut short-term interest rates to stimulate global economic and earnings growth

  - Recent appointment of a new top financial regulator in Japan

  Throughout the remainder of 2002 and beyond, we are confident our bottom-up investment process will lead us to international small-cap companies with high earnings visibility for the Fund.

--------------------------------------------------------------------------------

INTERNATIONAL GROWTH OPPORTUNITIES FUND INSTITUTIONAL SHARES -- UNAUDITED
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN INTERNATIONAL GROWTH OPPORTUNITIES FUND INSTITUTIONAL SHARES WITH THE SALOMON WORLD EX-US EMI.

              ANNUALIZED TOTAL RETURNS
                   As of 9/30/02
  1 YEAR              5 YEARS             10 YEARS
  -11.06%           8.69%                  12.17%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

           INTERNATIONAL GROWTH OPPORTUNITIES  SALOMON WORLD
               FUND INSTITUTIONAL SHARES         EX-US EMI
6/7/1990                             $250,000       $250,000
6/90                                 $253,508       $253,863
7/90                                 $262,592       $266,420
8/90                                 $231,248       $232,870
9/90                                 $197,794       $198,587
10/90                                $227,469       $231,929
11/90                                $209,211       $210,504
12/90                                $206,310       $208,433
1/91                                 $209,432       $205,797
2/91                                 $232,917       $235,149
3/91                                 $224,307       $226,695
4/91                                 $226,378       $230,272
5/91                                 $225,593       $226,149
6/91                                 $212,832       $214,382
7/91                                 $220,948       $219,428
8/91                                 $214,702       $210,485
9/91                                 $230,018       $226,356
10/91                                $231,797       $228,164
11/91                                $220,956       $214,288
12/91                                $230,619       $221,894
1/92                                 $228,690       $218,788
2/92                                 $222,706       $214,702
3/92                                 $209,707       $200,187
4/92                                 $211,266       $201,674
5/92                                 $225,491       $217,150
6/92                                 $218,712       $208,395
7/92                                 $209,577       $195,857
8/92                                 $215,075       $203,670
9/92                                 $210,436       $197,363
10/92                                $199,500       $185,219
11/92                                $199,946       $185,596
12/92                                $202,112       $188,269
1/93                                 $202,685       $189,926
2/93                                 $206,968       $196,666
3/93                                 $223,098       $216,510
4/93                                 $245,660       $236,410
5/93                                 $258,885       $248,949
6/93                                 $252,215       $239,385
7/93                                 $256,612       $246,765
8/93                                 $272,864       $259,473
9/93                                 $263,732       $254,051
10/93                                $260,312       $253,147
11/93                                $238,402       $231,967
12/93                                $254,717       $246,897
1/94                                 $280,393       $271,597
2/94                                 $279,781       $273,480
3/94                                 $274,076       $268,999
4/94                                 $283,857       $277,076
5/94                                 $279,985       $273,104
6/94                                 $284,876       $278,846
7/94                                 $287,728       $282,028
8/94                                 $294,453       $285,021
9/94                                 $288,340       $276,888
10/94                                $294,453       $281,915
11/94                                $279,985       $264,311
12/94                                $276,653       $267,870
1/95                                 $265,298       $259,172
2/95                                 $259,724       $255,369
3/95                                 $270,253       $266,269
4/95                                 $281,195       $274,252
5/95                                 $277,892       $269,451
6/95                                 $274,382       $266,138
7/95                                 $292,344       $281,651
8/95                                 $289,247       $274,516
9/95                                 $293,376       $276,662
10/95                                $282,641       $268,698
11/95                                $285,944       $271,541
12/95                                $293,257       $281,952
1/96                                 $297,214       $286,979
2/96                                 $300,963       $291,441
3/96                                 $313,460       $298,162
4/96                                 $327,206       $313,864
5/96                                 $330,331       $311,322
6/96                                 $333,246       $311,360
7/96                                 $319,500       $299,574
8/96                                 $322,624       $302,605
9/96                                 $329,914       $304,300
10/96                                $330,955       $303,095
11/96                                $346,856       $308,065
12/96                                $346,835       $302,398
1/97                                 $356,599       $295,865
2/97                                 $361,268       $300,836
3/97                                 $361,481       $296,844
4/97                                 $359,358       $292,420
5/97                                 $383,980       $311,172
6/97                                 $409,452       $318,194
7/97                                 $425,796       $313,374
8/97                                 $408,178       $300,007
9/97                                 $437,258       $305,335
10/97                                $406,268       $293,267
11/97                                $398,120       $280,164
12/97                                $395,704       $273,970
1/98                                 $405,100       $285,398
2/98                                 $446,979       $306,691
3/98                                 $495,301       $321,112
4/98                                 $521,878       $323,560
5/98                                 $534,764       $329,584
6/98                                 $536,107       $319,964
7/98                                 $547,289       $317,761
8/98                                 $460,817       $278,771
9/98                                 $454,523       $271,503
10/98                                $472,584       $290,688
11/98                                $505,474       $300,007
12/98                                $539,504       $307,256
1/99                                 $582,111       $306,314
2/99                                 $571,044       $300,365
3/99                                 $584,324       $311,661
4/99                                 $619,184       $328,549
5/99                                 $595,114       $319,926
6/99                                 $660,961       $330,827
7/99                                 $717,955       $343,215
8/99                                 $764,712       $348,524
9/99                                 $787,399       $347,696
10/99                                $841,073       $344,232
11/99                              $1,033,636       $355,980
12/99                              $1,230,678       $379,476
1/00                               $1,269,363       $370,100
2/00                               $1,604,446       $385,595
3/00                               $1,424,659       $387,157
4/00                               $1,278,826       $363,511
5/00                               $1,196,725       $357,222
6/00                               $1,290,515       $380,380
7/00                               $1,254,056       $367,332
8/00                               $1,315,006       $378,629
9/00                               $1,233,183       $360,348
10/00                              $1,138,002       $340,448
11/00                              $1,028,242       $326,440
12/00                              $1,081,308       $340,297
1/01                               $1,059,500       $343,648
2/01                                 $992,259       $330,149
3/01                                 $886,127       $304,034
4/01                                 $939,920       $325,743
5/01                                 $933,378       $324,961
6/01                                 $886,854       $313,295
7/01                                 $864,683       $305,086
8/01                                 $831,244       $304,080
9/01                                 $745,830       $265,036
10/01                                $773,453       $275,955
11/01                                $788,355       $286,469
12/01                                $799,259       $286,927
1/02                                 $777,815       $280,386
2/02                                 $783,630       $285,601
3/02                                 $825,792       $304,165
4/02                                 $829,790       $310,309
5/02                                 $846,146       $321,883
6/02                                 $806,528       $310,263
7/02                                 $738,560       $283,146
8/02                                 $730,564       $281,193
9/30/2002                            $663,323       $255,604

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the Salomon World ex-US EMI Index for the periods indicated. The Fund's Class I shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. The Fund's performance includes historical performance of comparable managed institutional separate accounts managed by the Investment Adviser prior to the Nicholas-Applegate Mutual Fund's inception. The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.
The Salomon Smith Barney World ex-US Extended Market Index (EMI) is a world market capitalization weighted index measuring capital appreciation excluding the U.S. Major corporate events such as extraordinary dividends, spin-offs, scrip issues in other securities, and shares repurchased via tender offers are accounted for in the calculation. Company eligibility is determined based upon market capitalization and investability criteria, representing capitalizations equal to or greater than US $100 Million. The index is unmanaged and does not include dividends; however, total rates of return, including all payments to shareholders, are calculated and published each month-end. The EMI defines the small-capitalization stock universe or bottom 20% of the available capital and includes approximately 75% of the Broad Market Index issues.
The unmanaged index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.
Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2002 -- UNAUDITED
--------------------------------------------------------------------------------
INTERNATIONAL GROWTH OPPORTUNITIES FUND

                                            Number
                                           of Shares      Value
-------------------------------------------------------------------
COMMON STOCK -- 95.1%
-------------------------------------------------------------------
AUSTRALIA -- 1.3%
  Lihir Gold, Ltd.*.....................    1,658,600  $  1,153,536
  Sons of Gwalia, Ltd...................      197,200       514,313
                                                       ------------
                                                          1,667,849
                                                       ------------
AUSTRIA -- 1.6%
  Erste Bank Der Oester Spark AG........       19,000     1,182,935
  Voestalpine AG........................       35,000       888,931
                                                       ------------
                                                          2,071,866
                                                       ------------
BERMUDA -- 0.4%
  Hong Kong Land Holdings, Ltd..........      416,000       540,800
                                                       ------------
CANADA -- 9.5%
  Abitibi Consolidated, Inc.............      183,000     1,229,845
  Angiotech Pharmaceuticals, Inc.*......       27,700     1,096,366
  Ballard Power Systems, Inc.*..........       47,800       442,150
  Cott Corp.*...........................       75,800     1,148,370
  Dofasco, Inc..........................       73,500     1,241,836
  Finning International, Inc............       42,500       657,783
  Industrial Alliance Life Insurance
    Co..................................       36,600       829,511
  Kingsway Financial Services, Inc.*....       23,300       191,694
  Kingsway Financial Services, Inc.
    (USD)*..............................       59,500       490,875
  Molson, Inc. Cl. A....................       80,000     1,563,485
  Precision Drilling Corp.*.............       37,700     1,134,770
  Saputo, Inc...........................       40,100       695,215
  Teck Cominco, Ltd. Cl. B..............       88,020       563,235
  Tesco Corp.*..........................       62,800       526,963
  WestJet Airlines, Ltd.*...............       68,200       782,524
                                                       ------------
                                                         12,594,622
                                                       ------------
DENMARK -- 2.4%
  Carlsberg AS Cl. B....................        4,000       207,568
  Coloplast AS Ser. B...................       15,000     1,057,800
  Danisco AS............................       37,600     1,310,767
  Jyske Bank-Reg*.......................       22,000       543,004
                                                       ------------
                                                          3,119,139
                                                       ------------
FINLAND -- 1.2%
  Sampo-Leonia Insurance Cl.A...........      232,100     1,525,329
                                                       ------------
FRANCE -- 6.9%
  CNP Assurances........................       22,300       740,035
  Compagnie Francaise d'Etudes et de
    Construction S.A....................        7,005       460,359
  Essilor International.................       26,600     1,078,837
  Eurotunnel S.A. Esa-Units*............    1,370,719     1,164,967
  JC Decaux S.A.*.......................       89,200     1,006,695
  Nicox S.A.*...........................       33,300       493,631
  Pechiney S.A. Cl.A....................       22,900       608,772
                                            Number
                                           of Shares      Value
-------------------------------------------------------------------

FRANCE (CONTINUED)
  Pernod-Ricard S.A.....................        3,900  $    350,730
  Rexel S.A.............................       18,200       587,248
  Thales S.A............................       23,554       629,649
  Unibail Bearer........................       17,500       985,779
  Vinci S.A.............................       16,300       987,450
                                                       ------------
                                                          9,094,152
                                                       ------------
GERMANY -- 1.4%
  Celanese AG*..........................       21,400       395,478
  Deutsche Boerse AG....................       29,400       961,706
  Fraport AG............................       27,400       529,376
                                                       ------------
                                                          1,886,560
                                                       ------------
GREECE -- 0.9%
  Coca-Cola Hellenic Bottling Co.
    S.A.................................       84,000     1,223,612
                                                       ------------
HONG KONG -- 0.9%
  Cathay Pacific Airways, Ltd...........      424,000       573,520
  Hang Lung Properties, Ltd.............      723,000       648,884
                                                       ------------
                                                          1,222,404
                                                       ------------
INDIA -- 1.0%
  Ranbaxy Laboratories, Ltd. -- GDR.....       43,300       829,195
  Satyam Computer Services, Ltd. --
    ADR.................................       58,900       524,210
                                                       ------------
                                                          1,353,405
                                                       ------------
INDONESIA -- 0.8%
  PT Telekomunikasi Indonesia...........    2,508,000     1,038,726
                                                       ------------
IRELAND -- 2.8%
  Anglo Irish Bank Corporation PLC......      279,200     1,674,831
  Icon PLC -- ADR*......................       26,200       560,680
  Irish Life & Permanent PLC............      131,900     1,498,652
                                                       ------------
                                                          3,734,163
                                                       ------------
ITALY -- 5.0%
  Banco Popolare di Verona e Novara
    Scrl................................       81,700       932,547
  Impregilo SpA*........................    1,200,000       444,713
  Italcementi SpA.......................      141,100     1,338,644
  Italgas SpA...........................      139,100     1,385,653
  Parmalat Finanziaria SpA..............      498,280     1,364,018
  Recordati SpA.........................       19,300       403,399
  Saipem SpA............................      144,600       781,668
                                                       ------------
                                                          6,650,642
                                                       ------------
JAPAN -- 22.2%
  Aderans Co., Ltd......................       35,300       681,411
  Amada Co., Ltd........................      189,000       714,145
  Bank of Yokohama, Ltd.................      245,000     1,062,592
  Disco Corp............................       18,600       711,976

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERNATIONAL GROWTH OPPORTUNITIES FUND

                                            Number
                                           of Shares      Value
-------------------------------------------------------------------
COMMON STOCK (Continued)
-------------------------------------------------------------------
JAPAN (CONTINUED)
  Funai Electric Co., Ltd...............        8,400  $    785,214
  Hokkaido Electric Power Co., Inc......       42,600       557,782
  Hokuetsu Paper Mills, Ltd.............      172,000       964,975
  Ibiden Co., Ltd.......................       45,000       558,896
  Ito En, Ltd...........................       32,700     1,165,747
  JSR Corp..............................      133,000     1,026,943
  Komatsu, Ltd..........................      449,000     1,508,469
  Konica Corp...........................      132,000       859,832
  Kose Corp.............................       26,290       801,182
  Marui Co., Ltd........................      138,600     1,501,671
  Mazda Motor Corp......................      279,000       655,446
  Nichii Gakkan Co......................       15,900       779,719
  Nidec Corp............................       13,500       693,075
  Nippon Electric Glass Co..............       93,000     1,054,978
  Nipponkoa Insurance Co................      238,000       869,969
  Office Building Fund of
    Japan, Inc..........................          108       486,151
  Onward Kashiyama Co., Ltd.............      124,000     1,106,161
  Pioneer Corp..........................       48,800       807,721
  Ryohin Keikaku Co., Ltd...............       30,500       584,997
  Seiyu, Ltd............................      139,000       485,256
  Sekisui Chemical Co., Ltd.............      234,000       645,835
  Shizuoka Bank, Ltd....................      154,000     1,042,353
  Teijin, Ltd...........................      462,000     1,229,571
  THK Co., Ltd..........................      100,100     1,234,188
  Toho Gas Co., Ltd.....................      243,000       582,849
  Tokyo Broadcasting System, Inc........       49,000       714,432
  Trend Micro, Inc......................       39,500     1,038,278
  Uni-Charm Corp........................       36,500     1,421,143
  Union Tool Co.........................       19,700       501,643
  Yaskawa Electric Corp.................      165,000       394,406
                                                       ------------
                                                         29,229,006
                                                       ------------
MEXICO -- 0.2%
  Tubos De Acero De Mexico S.A..........       11,600        20,071
  Tubos De Acero De Mexico S.A. --
    ADR.................................       31,900       274,340
                                                       ------------
                                                            294,411
                                                       ------------
NETHERLANDS -- 1.5%
  Euronext N.V..........................       47,900       904,140
  IHC Caland N.V........................       17,700       804,633
  Van Der Moolen Holdings N.V...........       20,000       331,064
                                                       ------------
                                                          2,039,837
                                                       ------------
NORWAY -- 4.4%
  Frontline, Ltd........................      180,900       695,694
  Gjensidige Nor ASA*...................       55,200     1,687,105
  Prosafe ASA*..........................       40,300       445,917
  Tandberg ASA*.........................      173,600     1,698,332
                                            Number
                                           of Shares      Value
-------------------------------------------------------------------

NORWAY (CONTINUED)
  TGS Nopec Geophysical Co. ASA*........       58,500  $    497,315
  Tomra Systems ASA.....................      130,700       797,166
                                                       ------------
                                                          5,821,529
                                                       ------------
PORTUGAL -- 0.7%
  Brisa-Auto Estradas de Portugal
    S.A.................................      196,200       969,473
                                                       ------------
SINGAPORE -- 1.3%
  Capitaland, Ltd.......................      809,000       555,341
  City Developments, Ltd................      137,000       362,301
  Fraser & Neave, Ltd...................       90,000       389,928
  Great Eastern Holdings, Ltd...........       73,000       349,135
                                                       ------------
                                                          1,656,705
                                                       ------------
SOUTH KOREA -- 2.0%
  Kumgang Korea Chemical Co., Ltd.......        9,660       920,562
  LG Electronics, Inc...................       38,700       425,534
  Samsung Electro Mechanics Co., Ltd....       19,050       682,712
  Samsung SDI Co., Ltd..................        9,640       645,415
                                                       ------------
                                                          2,674,223
                                                       ------------
SPAIN -- 5.2%
  Acciona S.A...........................       37,300     1,457,513
  Acesa Infraestructuras SA.............      100,000     1,136,488
  ACS Actividades de Construccion y
    Servicios, S.A......................       41,600     1,145,358
  Altadis S.A...........................       45,700     1,020,684
  Corporacion Mapfre....................      148,400       835,941
  Ebro Puleva S.A.......................       79,900       772,240
  Iberia Lineas Aer Espana..............      397,000       486,496
                                                       ------------
                                                          6,854,720
                                                       ------------
SWEDEN -- 2.5%
  Autoliv, Inc..........................       45,800       963,176
  Capio AB*.............................       70,000       460,504
  Elekta AB Cl. B*......................      108,600       808,136
  Swedish Match AB......................      134,700     1,016,883
                                                       ------------
                                                          3,248,699
                                                       ------------
SWITZERLAND -- 3.2%
  Actelion, Ltd.*.......................        8,500       296,277
  Converium Holding AG*.................       21,600       953,027
  Givaudan AG...........................        2,400     1,075,210
  Micronas Semiconductor-Reg*...........       10,299       141,566
  Nobel Biocare Holding AG..............       11,000       479,738
  Saurer AG-Reg*........................       28,090       467,150
  SGS Societe Generale de Surveillance
    Holding S.A.........................        3,100       757,535
                                                       ------------
                                                          4,170,503
                                                       ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------

                                            Number
                                           of Shares      Value
-------------------------------------------------------------------
COMMON STOCK (Continued)
-------------------------------------------------------------------
TAIWAN -- 0.4%
  Ritek Corp............................    1,106,250  $    474,785
                                                       ------------
UNITED KINGDOM -- 15.4%
  British Land Company PLC..............       87,200       603,375
  Capita Group PLC......................      192,100       598,151
  Capital Radio.........................       88,800       684,270
  Cobham PLC............................       41,900       612,136
  Exel PLC..............................       72,600       718,134
  Friends Provident PLC*................      547,300       903,718
  George Wimpey PLC.....................      168,100       760,018
  Imperial Tobacco Group PLC............       98,140     1,551,066
  Kelda Group PLC.......................      210,200     1,234,644
  Man Group PLC.........................      101,800     1,591,301
  MFI Furniture Group PLC...............      330,600       623,882
  Next PLC..............................       50,100       731,934
  Northern Rock PLC.....................      137,100     1,414,359
  Peninsular & Oriental Steam Navigation
    Co..................................      230,000       613,982
  PHS Group PLC.........................      814,000       921,669
  Rexam PLC.............................      150,600       953,847
  SkyePharma PLC*.......................    1,022,700       812,191
  Smith & Nephew PLC....................      190,400     1,149,785
  Smiths Group PLC......................      135,800     1,368,914
  Tullow Oil PLC*.......................      614,500       927,708
  William Morrison Supermarkets PLC.....      319,200     1,074,224
  Woolworths Group PLC..................      850,000       401,013
                                                       ------------
                                                         20,250,321
                                                       ------------
TOTAL COMMON STOCK
  (Cost: $138,663,149)...............................   125,407,481
                                                       ------------
-------------------------------------------------------------------
PREFERRED STOCK -- 1.5%
-------------------------------------------------------------------
BRAZIL -- 0.4%
  Tele Norte Leste Participacoes S.A.
    (Telemar) -- ADR....................       94,100       498,730
                                                       ------------
                                            Number
                                           of Shares      Value
-------------------------------------------------------------------

GERMANY -- 0.6%
  Henkel KGaA...........................       13,000  $    828,648
                                                       ------------
SOUTH KOREA -- 0.5%
  Daishin Securities Co., Ltd...........      115,970       698,040
                                                       ------------
TOTAL PREFERRED STOCK
  (Cost: $2,548,072).................................     2,025,418
                                                       ------------
-------------------------------------------------------------------
EQUITY-LINKED SECURITIES -- 1.1%
-------------------------------------------------------------------
INDIA -- 1.1%
  Merrill Lynch Infosys Technologies,
    Ltd. -- 10/11/02....................        8,000       562,640
  Merrill Lynch ITC, Ltd. --
    06/05/03............................       61,575       827,568
                                                       ------------
                                                          1,390,208
                                                       ------------
TOTAL EQUITY-LINKED SECURITIES
  (Cost: $1,282,805).................................     1,390,208
                                                       ------------

                                           Principal
                                            Amount
-------------------------------------------------------------------
TIME DEPOSIT -- 0.8%
-------------------------------------------------------------------
  Brown Brothers Harriman
    1.340%, 10/01/02
    (Cost: $1,006,040)..................  $ 1,006,040     1,006,040
                                                       ------------

TOTAL INVESTMENTS -- 98.5%
  (Cost: $143,500,066)............................   129,829,147
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 1.5%.............................     1,987,950
                                                    ------------
NET ASSETS -- 100.0%..............................  $131,817,097
                                                    ------------
                                                    ------------
---------------

  *  Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF SEPTEMBER 30, 2002 -- UNAUDITED
--------------------------------------------------------------------------------
INTERNATIONAL GROWTH OPPORTUNITIES FUND

                                        Percentage of
Industry                                 Net Assets
--------                                -------------
Advertising Services..................       0.8%
Aerospace/Defense.....................       0.5
Aerospace/Defense -- Equipment........       0.5
Airlines..............................       1.4
Airport Development/Maintenance.......       0.4
Apparel Manufacturers.................       0.8
Applications Software.................       0.8
Audio/Video Products..................       0.6
Auto/Truck Parts & Equipment --
  Original............................       0.7
Auto -- Cars/Light Trucks.............       0.5
Beverages -- non-Alcoholic............       2.7
Beverages -- Wine/Spirits.............       0.3
Brewery...............................       1.6
Building Products --
  Cement/Aggregate....................       1.0
Building -- Heavy Construction........       3.4
Building -- Residential/Commercial....       1.1
Chemicals -- Diversified..............       0.3
Chemicals -- Specialty................       0.8
Circuit Boards........................       0.4
Coatings/Paint........................       0.7
Commercial Banks Non-US...............       3.3
Commercial Services...................       1.6
Computers -- Memory Devices...........       0.4
Containers -- Metal/Glass.............       0.7
Cooperative Banks.....................       0.7
Cosmetics & Toiletries................       2.2
Diversified Financial Services........       5.0
Diversified Manufacturing
  Operations..........................       1.0
Diversified Minerals..................       0.4
Diversified Operations/Commercial
  Services............................       0.7
Electric Products -- Miscellaneous....       0.9
Electric -- Integrated................       0.4
Electronic Components --
  Miscellaneous.......................       2.1
Electronic Components --
  Semiconductors......................       0.1
Electronic Parts Distribution.........       0.5
Energy -- Alternate Sources...........       0.3
Finance -- Investment
  Bankers/Brokers.....................       0.8
Finance -- Other Services.............       1.2
Food -- Dairy Products................       1.6
Food -- Miscellaneous/Diversified.....       1.0
Food -- Retail........................       0.8
Gas -- Distribution...................       1.5
Gold Mining...........................       1.3
Home Furnishings......................       0.5
Human Resources.......................       0.5
Internet Security.....................       0.8
Life/Health Insurance.................       1.6
Machinery Tools & Related Products....       1.4

                                        Percentage of
Industry                                 Net Assets
--------                                -------------
Machinery -- Construction & Mining....       1.1%
Machinery -- Electrical...............       1.4
Machinery -- General Industry.........       0.9
Marine Services.......................       0.6
Medical Instruments...................       0.6
Medical Products......................       2.0
Medical -- Biomedical/Genetics........       0.4
Medical -- Drugs......................       2.6
Medical -- Hospitals..................       0.4
Metal -- Aluminum.....................       0.5
Money Center Banks....................       0.9
Mortgage Banks........................       1.1
Multi-line Insurance..................       1.2
Multimedia............................       0.5
Oil Companies -- Exploration &
  Production..........................       0.7
Oil & Gas Drilling....................       0.9
Oil -- Field Services.................       1.7
Optical Supplies......................       0.8
Paper & Related Products..............       1.7
Photo Equipment & Supplies............       0.7
Property/Casualty Insurance...........       1.2
Public Thoroughfares..................       1.6
Radio.................................       0.5
Real Estate Management/Services.......       0.7
Real Estate Operation/Development.....       2.1
Recycling.............................       0.6
Reinsurance...........................       0.7
REITS -- Office Property..............       0.4
Retail -- Apparel/Shoe................       0.6
Retail -- Discount....................       0.3
Retail -- Major Department Stores.....       1.1
Retail -- Miscellaneous/Diversified...       0.8
Rubber & Vinyl........................       0.8
Soap & Cleaning Products..............       0.6
Steel Pipe & Tube.....................       0.2
Steel -- Producers....................       1.6
Sugar.................................       0.6
Telecommunications Equipment..........       1.3
Telecommunications Services...........       0.8
Telephone -- Integrated...............       0.4
Textile -- Products...................       0.9
Tobacco...............................       3.3
Transport -- Marine...................       1.0
Transport -- Rail.....................       0.9
Transport -- Services.................       0.5
Water.................................       0.9
Time Deposit..........................       0.8
Other assets in excess of
  liabilities.........................       1.5
                                           -----
NET ASSETS............................     100.0%
                                           =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

INTERNATIONAL STRUCTURED FUND INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

  MANAGEMENT TEAM: ERNESTO RAMOS, PH.D., Lead Portfolio Manager; ANTONIO RAMOS, Investment Analyst; LAWRENCE S. SPEIDELL, CFA, Director of Global/ Systematic Management & Research and Emerging Countries Specialist

  CHIEF INVESTMENT OFFICER:  HORACIO A. VALEIRAS, CFA

  GOAL: The International Structured Fund seeks to maximize long-term capital appreciation through investments in companies located in developed countries outside North America. Investment opportunities are identified by applying a multidimensional research process that integrates a proprietary quantitative model overlaid with fundamental analysis.

  MARKET OVERVIEW: During the six months ended September 30, 2002, developed non-US stock markets traded sharply lower. Factors contributing to the downturn included:

  - Worries about the strength of the recovery in global GDP growth amid increasingly weak economic reports

  - Fallout from accounting and corporate governance issues in the US

  - Geopolitical concerns, such as mounting tensions between Israel and Palestine and the US and Iraq

  Losses were broadly based, with all countries and economic sectors posting declines in their respective local currencies. Markets in Continental Europe were especially hard hit, while exchanges in the UK and Pacific Rim proved more resilient due to favorable domestic economic trends. Both the euro and the yen strengthened significantly versus the US dollar. Currency gains were responsible for the outperformance of international equities relative to US stocks in dollar terms.

  PERFORMANCE: The Fund lost 18.50% between April 1, 2002 and September 30, 2002, versus the MSCI EAFE Index, down 21.44%.

  PORTFOLIO SPECIFICS: While absolute returns were disappointing, the Fund outperformed its benchmark this period. Stock selection in Japan, the UK, and the utilities sector contributed to strong relative returns. For example, some of the best-performing holdings included Sekisui House, Tate & Lyle, and Electrabel. Sekisui House, a Japanese homebuilder, benefited from a focused sales campaign that unearthed latent demand. UK-based Tate & Lyle, a sugar and starch producer, experienced strong profit growth helped by lower manufacturing costs. Electrabel, an electric utility based in Belgium, posted substantial operating margin improvements driven by lower fuel costs and staff reductions.

  Our company-specific analysis did not result in major changes to the Fund's sector weights during the period. From a country perspective, we modestly decreased exposure to Germany, as we identified more attractive opportunities elsewhere. As of September 30, 2002, the Fund remained well diversified.

  MARKET OUTLOOK: Near term, economic concerns and the threat of military action against Iraq are likely to remain on investors' minds. Longer term, however, there are a number of reasons we are optimistic about the prospects for international investing. Valuations are attractive, and monetary policy is accommodative. To fuel economic growth, it is likely the European Central Bank and US Federal Reserve will lower short-term interest rates before year end. Finally, the Japanese government is showing renewed resolve toward making necessary structural reforms.

  Against this dynamic backdrop, we are confident our disciplined investment process will identify stocks with strong growth potential for the Fund.

--------------------------------------------------------------------------------

INTERNATIONAL STRUCTURED FUND INSTITUTIONAL SHARES -- UNAUDITED
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN INTERNATIONAL STRUCTURED FUND INSTITUTIONAL SHARES WITH THE MSCI EAFE INDEX.

          ANNUALIZED TOTAL RETURNS
                As of 9/30/02
                                     SINCE
  1 YEAR                           INCEPTION
  -10.45%                           -19.30%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

         INTERNATIONAL STRUCTURED
         FUND INSTITUTIONAL SHARES  MSCI EAFE INDEX
5/8/01                    $250,000         $250,000
5/01                      $245,800         $238,625
6/01                      $238,200         $228,865
7/01                      $231,600         $224,700
8/01                      $229,600         $219,015
9/01                      $207,000         $196,829
10/01                     $215,200         $201,868
11/01                     $224,400         $209,317
12/01                     $224,424         $210,551
1/02                      $215,165         $199,371
2/02                      $215,970         $200,767
3/02                      $227,443         $211,628
4/02                      $230,865         $213,025
5/02                      $237,306         $215,730
6/02                      $228,852         $207,144
7/02                      $207,919         $186,699
8/02                      $207,315         $186,270
9/30/02                   $185,376         $166,264

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the Morgan Stanley Capital International Europe, Australasia, Far East Index ("MSCI EAFE") over the periods indicated. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

The Morgan Stanley Capital International ("MSCI") Europe, Australasia, Far East Index ("EAFE") is an unmanaged index of over 900 companies, and is a generally accepted benchmark for major overseas markets. Index weightings represent the relative capitalizations of the major overseas markets included in the index on a U.S. dollar adjusted basis. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2002 -- UNAUDITED
--------------------------------------------------------------------------------
INTERNATIONAL STRUCTURED FUND

                                           Number
                                          of Shares     Value
----------------------------------------------------------------
COMMON STOCK -- 99.9%
----------------------------------------------------------------
AUSTRALIA -- 5.2%
  Australia & New Zealand Banking Group,
    Ltd.................................   15,000    $  143,852
  Boral, Ltd............................   15,871        36,046
  Orica, Ltd............................   18,120        93,729
  Qantas Airways, Ltd...................   19,593        38,112
  Stockland Trust Group.................   15,428        38,309
  TABCORP Holdings, Ltd.................   14,406        91,973
  Westfield Trust.......................   18,241        33,500
                                                     ----------
                                                        475,521
                                                     ----------
BELGIUM -- 4.6%
  Electrabel S.A........................    1,336       315,552
  Kbc Bankverzekeringsholding...........    3,199       100,659
                                                     ----------
                                                        416,211
                                                     ----------
DENMARK -- 0.9%
  Danske Bank A/S.......................    3,022        45,839
  TDC A/S...............................    1,743        37,803
                                                     ----------
                                                         83,642
                                                     ----------
FINLAND -- 1.5%
  Nokia OYJ.............................    7,971       105,950
  TietoEnator OYJ.......................    2,420        28,412
                                                     ----------
                                                        134,362
                                                     ----------
FRANCE -- 2.8%
  Bouygues S.A..........................    1,107        28,444
  France Telecom S.A....................    7,733        53,036
  Renault S.A...........................      692        29,810
  Societe Generale Cl. A................    1,788        75,380
  TotalFinaElf S.A......................      479        63,053
                                                     ----------
                                                        249,723
                                                     ----------
GERMANY -- 3.0%
  DaimlerChrysler AG....................    3,678       123,219
  Deutsche Telekom AG...................    6,038        51,018
  E.On AG...............................      349        16,452
  Schering AG...........................      589        27,591
  Siemens AG............................      340        11,407
  T-Online International AG*............    2,664        17,560
  ThyssenKrupp AG.......................    1,893        20,111
                                                     ----------
                                                        267,358
                                                     ----------
GREECE -- 0.5%
  Hellenic Telecommunications
    Organization S.A....................    4,417        49,849
                                                     ----------
HONG KONG -- 3.2%
  CLP Holdings, Ltd.....................   58,464       242,115
  Hutchison Whampoa, Ltd................    5,834        33,734
                                           Number
                                          of Shares     Value
----------------------------------------------------------------

HONG KONG (CONTINUED)
  Swire Pacific, Ltd. Cl. A.............      148    $      583
  Wharf Holdings, Ltd...................    7,106        13,530
                                                     ----------
                                                        289,962
                                                     ----------
IRELAND -- 1.5%
  Allied Irish Banks PLC................   11,475       137,216
                                                     ----------
ITALY -- 8.3%
  Banca Monte Del Paschi di Siena SpA...   25,447        51,931
  Enel SpA..............................   20,193        97,584
  ENI SpA...............................   10,543       144,617
  Gruppo Editoriale L'Espresso SpA......    5,601        15,305
  Mediaset SpA..........................   27,202       169,090
  Sanpaolo IMI SpA......................   12,330        69,333
  Telecom Italia Mobile SpA.............   33,206       129,294
  Telecom Italia SpA....................   11,130        79,304
                                                     ----------
                                                        756,458
                                                     ----------
JAPAN -- 22.7%
  Amada Co., Ltd........................   22,772        86,045
  Casio Computer Co., Ltd...............   39,049       198,549
  Dai Nippon Printing Co., Ltd..........    3,036        32,894
  Daiwa House Industry Co., Ltd.........   19,314       118,035
  Ebara Corp............................   26,835       109,553
  Fuji Electric Co., Ltd................   33,245        77,282
  Fuji Heavy Industries, Ltd............    9,744        34,177
  Fujikura, Ltd.........................   37,538        87,879
  Fujitsu, Ltd..........................    3,450        14,906
  Furukawa Electric Co., Ltd............   42,215        96,054
  Hitachi Capital Corp..................    3,657        45,900
  Hitachi, Ltd..........................   23,610       118,302
  Itochu Techno-Science Corp............      624        12,045
  Kansai Electric Power Co., Inc........    8,888       124,844
  Kirin Brewery Co., Ltd................    5,526        32,682
  Komatsu, Ltd..........................    4,850        16,294
  Matsushita Electric Industrial Co.,
    Ltd.................................    4,409        45,741
  Matsushita Electric Works, Ltd........   14,755        89,810
  Mitsubishi Electric Corp..............   20,757        67,008
  Mitsui Mining & Smelting Co...........   11,306        24,611
  Mizuho Holdings, Inc..................       15        35,116
  Nippon Meat Packers, Inc..............   23,840       190,932
  Nippon Mining Holdings, Inc.*.........   23,649        53,033
  Nippon Sheet Glass Co., Ltd...........   15,947        40,346
  Nippon Yusen Kabushiki Kaisha.........    5,368        17,682
  Obayashi Corp.........................   38,796       100,384
  Sekisui House, Ltd....................   14,127       105,483
  Sharp Corp............................    3,667        35,212
  Tokyo Electric Power Co., Inc.........    2,437        44,040
                                                     ----------
                                                      2,054,839
                                                     ----------
NETHERLANDS -- 5.0%
  ABN AMRO Holding N.V..................   18,675       204,488
  Aegon N.V.............................    4,030        37,835

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERNATIONAL STRUCTURED FUND

                                           Number
                                          of Shares     Value
----------------------------------------------------------------
COMMON STOCK (Continued)
----------------------------------------------------------------
NETHERLANDS (CONTINUED)
  Euronext N.V..........................    2,852    $   53,833
  ING Groep N.V.........................      693         9,595
  Philips Electronics N.V.*.............      682         9,908
  Reed Elsevier N.V.....................    5,384        64,328
  Royal Dutch Petroleum Co..............    1,910        77,107
                                                     ----------
                                                        457,094
                                                     ----------
NORWAY -- 0.6%
  Statoil ASA...........................    7,506        57,226
                                                     ----------
SPAIN -- 3.1%
  Banco Bilbao Vizcaya Argentaria S.A...    5,420        40,494
  Banco Santander Central Hispano
    S.A.................................   30,762       157,171
  Compania Espanola de Petroleos S.A....    3,401        59,490
  Endesa S.A............................    2,193        19,830
                                                     ----------
                                                        276,985
                                                     ----------
SWEDEN -- 4.5%
  Electrolux AB Cl. B...................    1,407        21,244
  Foreningssparbanken AB................    4,746        47,345
  Hennes & Mauritz Cl. B................    1,460        25,350
  Investor Cl. B........................    5,269        25,741
  Sandvik AB............................    2,888        67,898
  Skandinaviska Enskilda Banken
    AB Cl. A............................    3,819        32,537
  Skanska AB Cl. B......................    4,509        22,223
  SKF AB Cl. B..........................    1,336        30,185
  Svenska Cellulosa AB Cl. B............    3,805       117,772
  Volvo AB Cl. B........................      900        13,055
                                                     ----------
                                                        403,350
                                                     ----------
SWITZERLAND -- 5.6%
  Centerpulse AG*.......................       98        14,768
  Credit Suisse Group*..................    3,417        67,032
  Lonza Group AG-Reg....................      210        11,917
  Nestle SA Reg Shares..................      206        45,026
  Novartis AG...........................    6,280       248,310
  Swisscom AG...........................      145        40,305
  UBS AG................................    1,843        76,687
                                                     ----------
                                                        504,045
                                                     ----------
UNITED KINGDOM -- 26.9%
  Alliance & Leicester PLC..............    2,571        31,759
                                           Number
                                          of Shares     Value
----------------------------------------------------------------

UNITED KINGDOM (CONTINUED)
  AstraZeneca PLC.......................    8,754    $  265,419
  Barclays PLC..........................   23,505       137,321
  BBA Group PLC.........................   17,512        47,574
  BOC Group PLC.........................    2,828        38,558
  Boots Company PLC.....................   16,686       138,681
  BP Amoco PLC..........................   18,337       122,556
  Bradford & Bingley PLC................   53,689       235,563
  Great Univeral Stores PLC.............    8,094        68,989
  HSBC Holdings PLC.....................   27,052       278,340
  Imperial Chemical Industries PLC......   26,043        83,549
  Inchcape PLC..........................    1,239        14,419
  J Sainsbury PLC.......................   22,095        97,290
  Lattice Group PLC.....................   38,316       103,188
  Lloyds TSB Group PLC..................   26,566       196,146
  Peninsular & Oriental Steam Navigation
    Co..................................   28,870        77,068
  Premier Farnell PLC...................   15,058        36,112
  Rio Tinto PLC.........................    7,446       119,672
  Royal Bank of Scotland Group PLC......    2,301        43,423
  Scottish & Southern Energy PLC........    8,498        91,543
  Scottish Power PLC....................    3,459        18,753
  Tate & Lyle PLC.......................   12,172        70,824
  Unilever PLC..........................   11,657       105,774
  United Utilities PLC..................    2,031        18,764
                                                     ----------
                                                      2,441,285
                                                     ----------
TOTAL COMMON STOCK
  (Cost: $10,585,666)..............................   9,055,126
                                                     ----------

                                          Principal
                                           Amount
----------------------------------------------------------------
TIME DEPOSIT -- 0.1%
----------------------------------------------------------------
  Brown Brothers Harriman
    1.340%, 10/01/02
    (Cost: $6,024)......................   $6,024         6,024
                                                     ----------

TOTAL INVESTMENTS -- 100.0%
  (Cost: $10,591,690).............................    9,061,150
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (0.0%)................................       (1,645)
                                                     ----------
NET ASSETS -- 100.0%..............................   $9,059,505
                                                     ----------
                                                     ----------
---------------

* Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF SEPTEMBER 30, 2002 -- UNAUDITED
--------------------------------------------------------------------------------
INTERNATIONAL STRUCTURED FUND

                                        Percentage of
Industry                                 Net Assets
--------                                -------------
Airlines..............................       0.4%
Appliances............................       0.2
Audio/Video Products..................       0.5
Auto -- Cars/Light Trucks.............       2.1
Auto -- Medium & Heavy Duty Trucks....       0.1
Brewery...............................       0.4
Building Products --
  Cement/Aggregate....................       0.4
Building Products -- Doors &
  Windows.............................       0.5
Building & Construction Products --
  Miscellaneous.......................       1.0
Building & Construction --
  Miscellaneous.......................       1.4
Building -- Heavy Construction........       0.3
Building -- Residential/Commercial....       2.5
Cellular Telecommunications...........       1.4
Chemicals -- Diversified..............       1.3
Chemicals -- Specialty................       0.1
Commercial Banks Non-US...............       8.4
Computer Services.....................       0.3
Computers -- Integrated Systems.......       0.3
Distribution/Wholesale................       0.2
Diversified Financial Services........       0.6
Diversified Manufacturing
  Operations..........................       1.7
Diversified Operations................       0.5
Electric Products -- Miscellaneous....       4.6
Electric -- Integrated................      10.7
Electronic Components --
  Miscellaneous.......................       0.1
Electronic Parts Distribution.........       0.4
Finance -- Consumer Loans.............       0.5
Food -- Meat Products.................       2.1
Food -- Miscellaneous/Diversified.....       1.7
Food -- Retail........................       1.1
Gambling (Non-Hotel)..................       1.0
Gas -- Transportation.................       1.1
Investment Companies..................       0.3
Machinery Tools & Related Products....       0.8

                                        Percentage of
Industry                                 Net Assets
--------                                -------------
Machinery -- Construction & Mining....       0.2%
Machinery -- Electrical...............       0.9
Machinery -- General Industry.........       0.9
Machinery -- Pumps....................       1.2
Medical Products......................       0.2
Medical -- Drugs......................       6.0
Metal Processors & Fabrication........       0.3
Metal -- Diversified..................       1.6
Money Center Banks....................      13.0
Mortgage Banks........................       2.9
Multi-line Insurance..................       0.5
Oil Companies -- Integrated...........       5.1
Oil Refining & Marketing..............       1.2
Paper & Related Products..............       1.3
Printing -- Commercial................       0.4
Property Trust........................       0.8
Publishing -- Books...................       0.7
Publishing -- Newspapers..............       0.2
Retail -- Apparel/Shoe................       0.3
Retail -- Catalog Shopping............       0.8
Retail -- Drug Store..................       1.5
Steel -- Producers....................       0.2
Sugar.................................       0.8
Telecommunications Equipment..........       1.2
Telephone -- Integrated...............       3.4
Television............................       1.9
Transport -- Marine...................       1.0
Water.................................       0.2
Web Portals/ISP.......................       0.2
Wire & Cable Products.................       2.0
Time Deposit..........................       0.1
Liabilities in excess of other
  assets..............................       0.0
                                           -----
NET ASSETS............................     100.0%
                                           =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

EMERGING COUNTRIES FUND INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

  MANAGEMENT TEAM:  ANDREW BEAL, Co-lead Portfolio Manager; ERNESTO
RAMOS, PH.D., Co-lead Portfolio Manager; JASON CAMPBELL, Portfolio Manager; JESSICA L.G. OCCHIALINI, Portfolio Manager; REBECCA HAGSTROM, CFA, Investment Analyst; JOHN CASARIETTI, Investment Analyst; SHU NUNG LEE, CFA, Investment Analyst; LAWRENCE S. SPEIDELL, CFA, Director of Global/ Systematic Management & Research and Emerging Countries Specialist

  CHIEF INVESTMENT OFFICER:  HORACIO A. VALEIRAS, CFA

  GOAL: The Emerging Countries Fund seeks to maximize long-term capital appreciation through investments in companies located in developing countries around the world.

  MARKET OVERVIEW: Between April 1, 2002 and September 30, 2002, stock markets in emerging countries posted declines. While climbing higher in April and August, these gains were unable to offset losses incurred during the rest of the period. Despite trekking lower, stocks in developing countries outperformed their developed-market counterparts.

  Emerging market equity prices came under pressure amid signs of a pause in global economic expansion. Geopolitical concerns, such as turmoil in the Middle East, added to investor worries, as did several country-specific developments.

  Markets in Brazil and Taiwan were especially weak. In Brazil, uncertainty swirled around the October 2002 presidential election and its implications for the country's precarious financial position. In Taiwan, a deterioration in the external environment raised concerns about the country's export-oriented economy. On a favorable note, stocks in Russia proved resilient, as the world's second-largest oil producer benefited from rising oil prices.

  PERFORMANCE: The Fund declined 28.77% during the six months ended September 30, 2002, while the MSCI EMF Index shed 23.35%.

  PORTFOLIO SPECIFICS: Issue selection in the financial services sector detracted from relative performance, as did select positions in Taiwan and South Korea. Many of these holdings were in the technology sector, where concerns about future growth prospects depressed equity prices.

  On the positive side, stock selection in the producers/ manufacturing and commercial/industrial services sectors boosted returns. Top performers included Harmony Gold, a South African gold producer, and China Telecom, a Hong Kong-based telecommunications company. Stock selection in Brazil was another plus.

  Based on our bottom-up analysis, we trimmed positions in Latin America and increased exposure to Asia. We also added to holdings in the producers/manufacturing sector where we believe supply-side constraints bode well for many commodity producers.

  MARKET OUTLOOK: Concerns about the health of the global economy and the threat of US-led war with Iraq are likely to weigh on emerging market equities over the coming months. Longer term, however, several factors pave the way for stock prices to advance:

  - Already accommodative global monetary policy and expectations that key policymakers, including the US Federal Reserve, will lower interest rates by year-end

  - Attractive equity valuations

  - Progress on key structural reforms in several countries, including China and Russia

  As events unfold, we are confident in our ability to identify companies poised to benefit from change for the Fund.

--------------------------------------------------------------------------------

EMERGING COUNTRIES FUND INSTITUTIONAL SHARES -- UNAUDITED
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN EMERGING COUNTRIES FUND INSTITUTIONAL SHARES WITH THE MSCI EMERGING MARKETS FREE INDEX.

                   ANNUALIZED TOTAL RETURNS
                        As of 9/30/02            SINCE
     1 YEAR                5 YEARS             INCEPTION
     -0.12%             -12.27%                 -1.66%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             EMERGING COUNTRIES      MSCI EMF
          FUND INSTITUTIONAL SHARES   INDEX
11/28/94                   $250,000  $250,000
11/94                      $251,800  $254,738
12/94                      $237,014  $234,279
1/95                       $217,797  $209,353
2/95                       $215,595  $203,984
3/95                       $218,398  $205,280
4/95                       $231,009  $214,489
5/95                       $248,825  $225,900
6/95                       $251,427  $226,568
7/95                       $268,243  $231,654
8/95                       $266,841  $226,197
9/95                       $267,042  $225,124
10/95                      $254,230  $216,506
11/95                      $248,625  $212,645
12/95                      $253,511  $222,076
1/96                       $276,630  $237,862
2/96                       $280,651  $234,080
3/96                       $281,857  $235,903
4/96                       $299,951  $245,335
5/96                       $310,204  $244,239
6/96                       $310,807  $245,764
7/96                       $298,946  $228,968
8/96                       $311,812  $234,829
9/96                       $317,441  $236,863
10/96                      $309,199  $230,546
11/96                      $321,453  $234,409
12/96                      $324,696  $235,469
1/97                       $348,815  $251,531
2/97                       $359,557  $262,302
3/97                       $353,679  $255,412
4/97                       $356,720  $255,864
5/97                       $378,001  $263,186
6/97                       $406,782  $277,271
7/97                       $426,442  $281,410
8/97                       $393,810  $245,601
9/97                       $421,983  $252,406
10/97                      $354,693  $210,990
11/97                      $344,552  $203,291
12/97                      $357,563  $208,190
1/98                       $336,925  $191,862
2/98                       $363,844  $211,887
3/98                       $384,705  $221,082
4/98                       $397,043  $218,674
5/98                       $355,768  $188,707
6/98                       $331,318  $168,912
7/98                       $346,571  $174,268
8/98                       $245,169  $123,880
9/98                       $245,394  $131,738
10/98                      $265,900  $145,611
11/98                      $279,646  $157,721
12/98                      $281,674  $155,435
1/99                       $290,237  $152,927
2/99                       $284,378  $154,415
3/99                       $303,081  $174,765
4/99                       $337,558  $196,387
5/99                       $335,755  $195,245
6/99                       $378,795  $217,403
7/99                       $370,457  $211,498
8/99                       $370,232  $213,422
9/99                       $364,824  $206,199
10/99                      $371,133  $210,590
11/99                      $412,596  $229,472
12/99                      $504,083  $258,656
1/00                       $496,647  $260,198
2/00                       $547,574  $263,634
3/00                       $533,828  $264,921
4/00                       $459,241  $239,808
5/00                       $435,130  $229,894
6/00                       $460,367  $237,992
7/00                       $430,623  $225,753
8/00                       $443,016  $226,862
9/00                       $400,878  $207,054
10/00                      $367,302  $192,042
11/00                      $318,515  $175,251
12/00                      $327,651  $179,482
1/01                       $349,224  $204,197
2/01                       $315,469  $188,208
3/01                       $284,252  $169,722
4/01                       $295,927  $178,108
5/01                       $298,211  $180,234
6/01                       $290,597  $176,535
7/01                       $272,070  $165,379
8/01                       $262,426  $163,742
9/01                       $219,534  $138,395
10/01                      $228,163  $146,989
11/01                      $255,827  $162,335
12/01                      $278,922  $175,224
1/02                       $286,282  $181,164
2/02                       $291,866  $184,135
3/02                       $307,855  $195,220
4/02                       $308,870  $196,489
5/02                       $302,779  $193,365
6/02                       $277,146  $178,863
7/02                       $252,274  $165,198
8/02                       $253,797  $167,742
9/30/02                    $219,280  $149,642

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the Morgan Stanley Capital International Emerging Markets Free Index ("MSCI EMF") for the periods indicated. The Fund's Class I shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

The Morgan Stanley Capital International ("MSCI") Emerging Markets Free Index ("EMF") is a market capitalization weighted index composed of over 800 companies representative of the market structure of emerging countries in Europe, Latin America, Africa, Middle East and Asia. The MSCI EMF Index excludes closed markets and those shares in otherwise free markets that are not purchasable by foreigners. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2002 -- UNAUDITED
--------------------------------------------------------------------------------
EMERGING COUNTRIES FUND

                                             Number
                                           of Shares       Value
--------------------------------------------------------------------
COMMON STOCK -- 78.5%
--------------------------------------------------------------------
ARGENTINA -- 0.2%
  Siderca S.A.I.C. -- ADR...............        11,300  $    175,715
                                                        ------------
BRAZIL -- 2.9%
  Aracruz Celulose S.A. -- ADR..........        29,200       428,072
  Banco Bradesco S.A. -- ADR............         5,500        58,245
  Companhia Vale Do Rio Doce -- ADR.....        36,200       769,238
  Gerdau S.A. -- ADR....................        30,600       211,140
  Petroleo Brasileiro S.A. -- ADR.......        24,100       258,593
  Votorantim Celulose e Papel S.A. --
    ADR*................................        24,200       338,074
                                                        ------------
                                                           2,063,362
                                                        ------------
CHINA -- 3.8%
  Aluminum Corp. of China, Ltd.*........     6,736,000       665,002
  BYD Co., Ltd.*........................       354,000       721,657
  China Petroleum & Chemical Corp.......     8,548,000     1,369,951
                                                        ------------
                                                           2,756,610
                                                        ------------
HONG KONG -- 2.0%
  Legend Holdings, Ltd..................     3,502,000     1,245,976
  TCL International Holdings, Ltd.......       572,000       163,176
                                                        ------------
                                                           1,409,152
                                                        ------------
INDONESIA -- 3.1%
  PT Astra International, Inc.*.........       650,500       193,472
  PT Bank Central Asia Tbk*.............     3,140,000       776,796
  PT Indofood Sukses Makmur Tbk.........       794,000        66,211
  PT Telekomunikasi Indonesia Tbk.......     2,915,500     1,207,498
                                                        ------------
                                                           2,243,977
                                                        ------------
MALAYSIA -- 1.8%
  IOI Corp. Berhad......................       806,000     1,219,605
  RHB Capital Berhad....................       151,000        70,732
                                                        ------------
                                                           1,290,337
                                                        ------------
MEXICO -- 8.1%
  Alfa S.A.*............................       261,700       393,976
  America Movil S.A. de CV -- Ser L --
    ADR.................................        28,200       340,656
  Cemex S.A de C.V. -- ADR..............        38,900       811,065
  Coca-Cola Femsa S.A. de CV --
    Ser L -- ADR........................        18,800       357,388
  Consorcio ARA S.A. de C.V.*...........       146,500       207,946
  Grupo Financiero BBVA Bancomer S.A. de
    CV -- Ser. O*.......................       991,300       702,569
  Grupo Mexico S.A. -- Ser. B...........         2,100         2,094
  Grupo Telavisa S.A. -- ADR*...........        22,900       583,721
                                             Number
                                           of Shares       Value
--------------------------------------------------------------------

MEXICO (CONTINUED)
  Telefonos de Mexico S.A. de CV
    (Telmex) -- ADR.....................        57,300  $  1,612,995
  Vitro S.A. -- Ser A...................       428,100       361,999
  Wal-Mart de Mexico S.A. -- Ser. C.....       238,000       497,893
                                                        ------------
                                                           5,872,302
                                                        ------------
POLAND -- 0.3%
  Agora S.A. 144A -- GDR*...............        17,300       214,347
                                                        ------------
RUSSIAN FEDERATION -- 9.1%
  JSC MMC Norilsk Nickel -- ADR.........        59,300       993,275
  OAO Gazprom -- Reg S -- ADR...........        71,100       789,210
  Sibneft Spons. -- ADR.................        41,900       808,335
  Surgutneftegaz -- ADR.................       112,400     1,854,038
  YUKOS -- ADR..........................        16,000     2,140,000
                                                        ------------
                                                           6,584,858
                                                        ------------
SOUTH AFRICA -- 5.2%
  Impala Platinum Holdings, Ltd.........        30,200     1,605,135
  Kumba Resources, Ltd.*................       248,300       842,198
  M-Cell, Ltd.*.........................       428,000       337,041
  Sanlam, Ltd...........................       774,700       551,260
  Sappi, Ltd. -- Sponsored -- ADR.......        38,200       437,390
                                                        ------------
                                                           3,773,024
                                                        ------------
SOUTH KOREA -- 18.5%
  Daishin Securities Co., Ltd...........        66,060       836,679
  Hyundai Heavy Industries Co., Ltd.....        62,600       825,999
  Hyundai Motor Co., Ltd................        30,860       701,278
  Kangwon Land, Inc.....................        10,210     1,056,135
  Kia Motors Corp.*.....................       145,400       927,291
  Kookmin Bank..........................        11,228       409,247
  Kookmin Credit Co., Ltd...............        12,740       291,067
  LG Chemical, Ltd......................        51,260     1,356,913
  LG Electronics, Inc.*.................        38,310     1,040,634
  LG Petrochemical Co., Ltd.............        65,600       598,428
  Moatech Co., Ltd......................        12,854        76,637
  Samsung Electro Mechanics Co., Ltd....        39,060     1,399,829
  Samsung Electronics Co., Ltd..........         1,647       400,431
  Samsung Electronics Co., Ltd. 144A --
    GDR.................................         2,900       343,650
  SK Corp...............................        52,470       521,388
  SK Telecom Co., Ltd...................        11,690     2,256,591
  You Eal Electronics Co, Ltd...........        17,959       296,208
                                                        ------------
                                                          13,338,405
                                                        ------------
TAIWAN -- 11.9%
  Accton Technology Corp.*..............       774,550     1,174,568
  Benq Corp.............................     1,008,000     1,269,013

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------

                                             Number
                                           of Shares       Value
--------------------------------------------------------------------
COMMON STOCK (Continued)
--------------------------------------------------------------------
TAIWAN (CONTINUED)
  Elitegroup Computer Systems Co.,
    Ltd.................................       479,500  $  1,145,587
  Formosa Chemicals & Fiber Co..........       276,000       204,532
  Nanya Technology Corp.*...............     1,319,000       815,176
  Siliconware Precision Industries
    Co.*................................     2,995,000     1,551,059
  Taiwan Styrene Monomer Corp.*.........     1,349,000       899,333
  United Microelectronics Corp.*........     2,201,617     1,492,942
                                                        ------------
                                                           8,552,210
                                                        ------------
THAILAND -- 3.4%
  Advanced Info Service Public Co.,
    Ltd.................................     1,149,000       903,051
  Land & Houses PCL -- NVDR.............       306,307       446,078
  Quality House PCL*....................     2,728,509       454,121
  Siam Panich Leasing PCL...............       854,400       646,824
                                                        ------------
                                                           2,450,074
                                                        ------------
TURKEY -- 2.5%
  Finansbank AS*........................   563,248,000       210,180
  Haci Omer Sabanci Holding AS*.........   225,168,000       508,203
  Trakya Cam Sanayii A.S................   134,342,192       400,237
  Turkiye Is Bankasi A.S. --
    Ser. C*.............................   130,532,000       263,185
  Yapi ve Kredi Bankasi A.S.*...........   686,543,000       444,197
                                                        ------------
                                                           1,826,002
                                                        ------------
UNITED KINGDOM -- 5.7%
  Anglo American PLC....................       193,900     2,455,956
  BHP Billiton, PLC.....................       359,566     1,652,852
                                                        ------------
                                                           4,108,808
                                                        ------------
TOTAL COMMON STOCK
  (Cost: $63,835,963).................................    56,659,183
                                                        ------------
--------------------------------------------------------------------
PREFERRED STOCK -- 9.5%
--------------------------------------------------------------------
BRAZIL -- 2.9%
  Banco Bradesco S.A....................    54,338,000       111,320
  Banco Itau S.A........................    10,697,300       324,343
  Brasil Telecom S.A....................    67,458,500       290,737
  Petroleo Brasileiro S.A. -- ADR.......        28,100       268,355
  Telecomunicacoes Brasileiras S.A. --
    ADR.................................        45,800       654,482
  Telemar Norte Leste S.A...............    38,000,000       379,513
  Uniao de Bancos Brasileiros S.A.......        15,100       107,210
                                                        ------------
                                                           2,135,960
                                                        ------------
SOUTH KOREA -- 6.6%
  Daishin Securities Co., Ltd...........         7,200        43,338
                                             Number
                                           of Shares       Value
--------------------------------------------------------------------

SOUTH KOREA (CONTINUED)
  Hyundai Motor Co., Ltd................        10,350  $    113,384
  Samsung Electronics Co., Ltd..........        38,480     4,607,257
                                                        ------------
                                                           4,763,979
                                                        ------------
TOTAL PREFERRED STOCK
  (Cost: $5,908,773)..................................     6,899,939
                                                        ------------
--------------------------------------------------------------------
EQUITY-LINKED SECURITIES -- 8.0%
--------------------------------------------------------------------
INDIA -- 5.0%
  UBS Hyb Associated Cement Cos.,
    Ltd. -- 03/26/03....................       593,600     1,691,760
  UBS Hyb Satyam Computer Services,
    Ltd. -- 01/08/03....................       431,313     1,923,656
                                                        ------------
                                                           3,615,416
                                                        ------------
TAIWAN -- 1.3%
  Credit Suisse FB United
    Microelectronics Corp. --
    01/26/04............................     1,386,196       942,613
                                                        ------------
THAILAND -- 1.7%
  Kiatnakin Finance, Ltd. --
    01/19/11*...........................     2,167,600       891,893
  Land & Houses PCL -- 09/02/08.........       398,000       331,207
                                                        ------------
                                                           1,223,100
                                                        ------------
TOTAL EQUITY-LINKED SECURITIES
  (Cost: $7,138,037)..................................     5,781,129
                                                        ------------

                                           Principal
                                             Amount
--------------------------------------------------------------------
TIME DEPOSIT -- 0.9%
--------------------------------------------------------------------
  Bank One Grand Cayman 1.340%, 10/01/02
    (Cost: $648,204)....................      $648,204       648,204
                                                        ------------

TOTAL INVESTMENTS -- 96.9%
  (Cost: $77,530,977).............................    69,988,455
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 3.1%.............................     2,214,096
                                                    ------------
NET ASSETS -- 100.0%..............................  $ 72,202,551
                                                    ------------
                                                    ------------
---------------

* Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF SEPTEMBER 30, 2002 -- UNAUDITED
--------------------------------------------------------------------------------
EMERGING COUNTRIES FUND

                                        Percentage of
Industry                                 Net Assets
--------                                -------------
Agricultural Operations...............       1.7%
Applications Software.................       2.7
Audio/Video Products..................       0.2
Auto -- Cars/Light Trucks.............       2.4
Batteries/Battery Systems.............       1.0
Beverages -- non-Alcoholic............       0.5
Broadcast Services/Programming........       0.8
Building Products --
  Cement/Aggregate....................       3.5
Building -- Residential/Commercial....       1.1
Casino Services.......................       1.5
Cellular Telecommunications...........       2.2
Chemicals -- Fibers...................       0.3
Chemicals -- Plastics.................       1.3
Commercial Banks Non-US...............       3.8
Computers.............................       1.7
Computers -- Peripheral Equipment.....       1.8
Diversified Minerals..................       6.8
Diversified Operations................       1.2
Electric Products -- Miscellaneous....       1.5
Electronic Components --
  Miscellaneous.......................       3.5
Electronic Components --
  Semiconductors......................       8.5
Finance -- Credit Card................       0.4
Finance -- Investment
  Bankers/Brokers.....................       1.2
Finance -- Leasing Company............       0.9
Finance -- Other Services.............       2.2
Food -- Miscellaneous/Diversified.....       0.1
Gas -- Distribution...................       1.1
Housewares............................       0.5

                                        Percentage of
Industry                                 Net Assets
--------                                -------------
Life/Health Insurance.................       0.8%
Metal -- Aluminum.....................       0.9
Metal -- Diversified..................       2.5
Miscellaneous Manufacturing...........       0.6
Networking Products...................       1.6
Non-Ferrous Metals....................       0.0
Oil Companies -- Integrated...........       9.3
Oil Refining & Marketing..............       0.7
Paper & Related Products..............       1.7
Petrochemicals........................       2.7
Platinum..............................       2.2
Publishing -- Newspapers..............       0.3
Real Estate Operation/Development.....       0.9
Retail -- Automobile..................       0.3
Retail -- Discount....................       0.7
Semiconductor Components --
  Integrated Circuits.................       3.4
Semiconductor Equipment...............       2.1
Shipbuilding..........................       1.1
Steel Pipe & Tube.....................       0.2
Steel -- Specialty....................       0.3
Telecommunications Services...........       4.8
Telephone -- Integrated...............       4.1
Wireless Equipment....................       0.4
Time Deposit..........................       0.9
Other assets in excess of
  liabilities.........................       3.1
                                           -----
NET ASSETS............................     100.0%
                                           =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

U.S. LARGE CAP SELECT GROWTH FUND INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

  MANAGEMENT TEAM: ANDREW B. GALLAGHER, Lead Portfolio Manager; WILLIAM H. CHENOWETH, CFA, Portfolio Manager; MICHAEL CARROLL, Portfolio Manager; KENNETH
H. LEE CFA, Portfolio Manager; TRISHA C. SCHUSTER, CFA, Portfolio Manager; THOMAS J. SMITH, CFA, Investment Analyst

  CHIEF INVESTMENT OFFICER:  HORACIO A. VALEIRAS, CFA

  GOAL: The U.S. Large Cap Select Growth Fund seeks to maximize long-term capital appreciation by investing primarily in stocks from a universe of large US companies with market capitalizations corresponding to the upper 90% of the Russell 1000 Growth Index at time of purchase.

  MARKET OVERVIEW: U.S. stock prices tumbled during the six months ended September 30, 2002. Factors contributing to the decline included:

  - Concerns about the strength of the recovery in economic activity and corporate profit growth

  - Accounting and corporate governance issues

  - Geopolitical developments, including mounting tensions between the U.S. and Iraq

  Losses were broadly based, with all economic sectors, styles, and capitalization segments posting declines. On a relative basis, technology and telecommunications lagged, while consumer non-durables and healthcare outperformed. Economic and political uncertainty increased investors' appetites for companies with resilient demand.

  Business spending and investment remained soft amid weak pricing power, slack demand, and high borrowing costs. On a bright note, consumer spending continued to support the economy fueled by wage gains, auto incentives, and a record pace of mortgage refinancing activity.

  PERFORMANCE: During the six months ended September 30, 2002, the Fund lost 29.48% versus the Russell 1000 Growth Index benchmark, which fell 30.91%.

  PORTFOLIO SPECIFICS: Stock selection in the consumer services and retail sectors was the primary contributor to the Fund's outperformance this period. An overweight in energy stocks, which did well on a relative basis, also helped returns. Tensions in the Middle East caused oil prices to rise, which lent support to this sector.

  Top-performing holdings included MGM Mirage and AutoZone -- two stocks posting solid price gains. MGM Mirage, a leader in hotels, entertainment, and gaming, benefited from a quicker-than-expected rebound in the Las Vegas market following last year's terrorist strikes. AutoZone, a major auto parts retailer, capitalized on favorable industry trends, such as increased sales of sport-utility vehicles which have more expensive parts than traditional passenger cars.

  MARKET OUTLOOK: Near term, we believe the prospect of war with Iraq and uncertainty surrounding the revival of business spending will continue to curb investor enthusiasm.

  Longer term, however, our outlook for the US stock market is positive. Consumer spending should remain strong given growth in disposable income and savings generated from mortgage refinancing. The Federal Reserve is expected to cut short-term interest rates before year-end, which should help bring borrowing costs down and spur capital expenditures. As the economy turns up, so should corporate profit growth and equity prices.

  Meanwhile, the market is discriminating between companies with improving and deteriorating fundamentals. This bodes well for the Fund since our bottom-up investment process focuses on identifying stocks demonstrating positive fundamental trends.

--------------------------------------------------------------------------------

U.S. LARGE CAP SELECT GROWTH FUND INSTITUTIONAL SHARES
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN U.S. LARGE CAP SELECT GROWTH FUND INSTITUTIONAL SHARES WITH THE RUSSELL 1000 GROWTH INDEX.

              ANNUALIZED TOTAL RETURNS
                   As of 9/30/02            SINCE
  1 YEAR              5 YEARS             INCEPTION
  -21.49%           -1.06%                  5.54%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          U.S. LARGE CAP SELECT GROWTH FUND
                       Institutional Shares  Russell 1000 Growth Index
12/27/96                           $250,000                   $250,000
12/96                              $247,200                   $246,185
1/97                               $272,400                   $263,452
2/97                               $267,800                   $261,669
3/97                               $260,000                   $247,507
4/97                               $270,000                   $263,941
5/97                               $300,200                   $282,990
6/97                               $311,400                   $294,315
7/97                               $350,200                   $320,345
8/97                               $342,200                   $301,595
9/97                               $359,600                   $316,436
10/97                              $359,200                   $304,741
11/97                              $354,897                   $317,683
12/97                              $361,073                   $321,241
1/98                               $366,478                   $330,846
2/98                               $400,192                   $355,733
3/98                               $424,641                   $369,912
4/98                               $438,281                   $375,032
5/98                               $427,214                   $364,388
6/98                               $458,097                   $386,707
7/98                               $448,284                   $384,147
8/98                               $373,570                   $326,494
9/98                               $420,007                   $351,576
10/98                              $451,657                   $379,832
11/98                              $494,721                   $408,726
12/98                              $580,590                   $445,580
1/99                               $645,965                   $471,745
2/99                               $632,475                   $450,195
3/99                               $697,590                   $473,907
4/99                               $730,134                   $474,514
5/99                               $735,294                   $459,932
6/99                               $770,229                   $492,146
7/99                               $760,111                   $476,505
8/99                               $755,701                   $484,291
9/99                               $769,969                   $474,116
10/99                              $825,745                   $509,922
11/99                              $920,954                   $537,432
12/99                            $1,138,610                   $593,330
1/00                             $1,089,839                   $565,509
2/00                             $1,248,865                   $593,157
3/00                             $1,292,448                   $635,615
4/00                             $1,193,089                   $605,372
5/00                             $1,117,078                   $574,886
6/00                             $1,235,116                   $618,456
7/00                             $1,180,637                   $592,673
8/00                             $1,334,734                   $646,334
9/00                             $1,219,032                   $585,197
10/00                            $1,094,249                   $557,505
11/00                              $883,799                   $475,324
12/00                              $865,615                   $460,284
1/01                               $843,954                   $492,085
2/01                               $698,749                   $408,544
3/01                               $604,620                   $364,086
4/01                               $683,507                   $410,132
5/01                               $652,754                   $404,095
6/01                               $620,130                   $394,736
7/01                               $584,564                   $384,872
8/01                               $518,513                   $353,389
9/01                               $434,278                   $318,121
10/01                              $455,938                   $334,822
11/01                              $511,560                   $366,999
12/01                              $508,886                   $366,302
1/02                               $489,365                   $359,818
2/02                               $457,810                   $344,886
3/02                               $483,482                   $356,819
4/02                               $455,404                   $327,702
5/02                               $442,033                   $319,772
6/02                               $393,631                   $290,193
7/02                               $362,611                   $274,232
8/02                               $364,483                   $275,055
9/30/02                            $340,951                   $246,532

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the Russell 1000 Growth Index for the periods indicated. The Fund's Class I shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index consists of the 1,000 largest securities in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000 Index. It is a large-cap, market-oriented index and is highly correlated with the S&P 500 Index. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2002 -- UNAUDITED
--------------------------------------------------------------------------------
U.S. LARGE CAP SELECT GROWTH FUND

                                           Number
                                          of Shares     Value
----------------------------------------------------------------
COMMON STOCK -- 105.8%
----------------------------------------------------------------
AEROSPACE/DEFENSE -- 3.6%
  Lockheed Martin Corp..................    33,700   $ 2,179,379
                                                     -----------
AGRICULTURAL CHEMICALS -- 1.6%
  IMC Global, Inc.......................    80,200       966,410
                                                     -----------
APPLICATIONS SOFTWARE -- 7.1%
  Intuit, Inc.*.........................    37,500     1,707,375
  Microsoft Corp.*......................    58,500     2,558,790
                                                     -----------
                                                       4,266,165
                                                     -----------
BEVERAGES -- NON-ALCOHOLIC -- 3.8%
  Coca-Cola Co..........................    47,900     2,297,284
                                                     -----------
BEVERAGES -- WINE/SPIRITS -- 3.3%
  Anheuser Busch, Inc...................    39,600     2,003,760
                                                     -----------
BROADCAST SERVICES/PROGRAMMING -- 3.5%
  Clear Channel Communications, Inc.*...    61,000     2,119,750
                                                     -----------
CASINO HOTELS -- 5.4%
  MGM Mirage, Inc.*.....................    86,300     3,218,990
                                                     -----------
COMPUTERS -- 4.2%
  Dell Computer Corp.*..................   106,700     2,508,517
                                                     -----------
COSMETICS & TOILETRIES -- 3.6%
  Procter & Gamble Co...................    24,000     2,145,120
                                                     -----------
DIVERSIFIED OPERATIONS/COMMERCIAL SERVICES -- 3.0%
  Cendant Corp.*........................   166,000     1,786,160
                                                     -----------
ELECTRONIC COMPONENTS -- SEMICONDUCTORS -- 2.7%
  Intel Corp............................   114,600     1,591,794
                                                     -----------
ELECTRONICS -- MILITARY -- 4.0%
  L-3 Communications Holdings, Inc.*....    46,000     2,424,200
                                                     -----------
MEDICAL INSTRUMENTS -- 1.6%
  St. Jude Medical, Inc.*...............    27,400       978,180
                                                     -----------
MEDICAL -- BIOMEDICAL/GENETICS -- 3.9%
  Amgen, Inc.*..........................    56,600     2,360,220
                                                     -----------
MEDICAL -- DRUGS -- 10.2%
  Forest Laboratories, Inc. Cl. A.*.....    28,600     2,345,486
  Pfizer, Inc...........................    88,200     2,559,564
  Pharmacia Corp........................    30,900     1,201,392
                                                     -----------
                                                       6,106,442
                                                     -----------
MEDICAL -- HMO -- 7.8%
  Anthem, Inc.*.........................    37,900     2,463,500
  UnitedHealth Group, Inc...............    25,000     2,180,500
                                                     -----------
                                                       4,644,000
                                                     -----------
                                           Number
                                          of Shares     Value
----------------------------------------------------------------

MULTI-LINE INSURANCE -- 3.2%
  American International Group, Inc.....    35,300   $ 1,930,910
                                                     -----------
MULTIMEDIA -- 3.7%
  Viacom, Inc. Cl. B*...................    54,000     2,189,700
                                                     -----------
NETWORKING PRODUCTS -- 3.0%
  Cisco Systems, Inc.*..................   173,000     1,813,040
                                                     -----------
OIL COMPANIES -- EXPLORATION & PRODUCTION -- 2.6%
  Anadarko Pete Corp....................    34,300     1,527,722
                                                     -----------
OIL & GAS DRILLING -- 2.7%
  Patterson Energy, Inc.*...............    62,700     1,599,477
                                                     -----------
OIL -- FIELD SERVICES -- 2.7%
  BJ Services Co.*......................    61,400     1,596,400
                                                     -----------
RETAIL -- AUTO PARTS -- 3.6%
  AutoZone, Inc.*.......................    27,400     2,160,764
                                                     -----------
RETAIL -- BUILDING PRODUCTS -- 3.6%
  Lowe's Companies, Inc.................    23,300       964,620
  Home Depot, Inc.......................    45,200     1,179,720
                                                     -----------
                                                       2,144,340
                                                     -----------
RETAIL -- DISCOUNT -- 3.7%
  Wal-Mart Stores, Inc..................    44,400     2,186,256
                                                     -----------
RETAIL -- REGIONAL DEPARTMENT STORES -- 2.8%
  Kohl's Corp.*.........................    27,400     1,666,194
                                                     -----------
RETAIL -- RESTAURANTS -- 1.6%
  Starbucks Corp.*......................    47,800       986,592
                                                     -----------
THERAPEUTICS -- 3.3%
  Gilead Sciences, Inc.*................    58,800     1,971,564
                                                     -----------
TOTAL COMMON STOCK
  (Cost: $69,319,964)..............................   63,369,330
                                                     -----------

TOTAL INVESTMENTS -- 105.8%
  (Cost: $69,319,964).............................    63,369,330
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (5.8%)................................    (3,448,915)
                                                     -----------
NET ASSETS -- 100.0%..............................   $59,920,415
                                                     -----------
                                                     -----------
---------------

  *  Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

U.S. EQUITY GROWTH FUND INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

  MANAGEMENT TEAM: WILLIAM H. CHENOWETH, CFA, Lead Portfolio Manager; ANDREW B. GALLAGHER, Portfolio Manager; KENNETH H. LEE, CFA, Portfolio Manager; TRISHA C. SCHUSTER, CFA, Portfolio Manager; MICHAEL CARROLL, Portfolio Manager; THOMAS J. SMITH, CFA, Investment Analyst

  CHIEF INVESTMENT OFFICER:  HORACIO A. VALEIRAS, CFA

  GOAL: The US Equity Growth Fund seeks to maximize long-term capital appreciation through investments in US securities with market capitalizations similar to the Russell Midcap Growth Index at time of purchase.

  MARKET OVERVIEW: The six months ended September 30, 2002 marked an extraordinarily difficult period for US equities. During this time, an unprecedented number of issues eroded investor confidence. Homeland security remained in the headlines, tensions mounted between the US and Iraq, and blue-chip companies revealed corporate malfeasance. Concerns the economy would veer off the path of recovery and slip back into a recession also weighed on market sentiment. In response to deteriorating conditions, the Federal Reserve shifted from a neutral stance to an easing bias at its August policy meeting.

  Against this challenging backdrop, all major market indices posted steep declines. Weakness was broadly based, with no sector, style, or capitalization segment immune from loss. On a relative basis, mid-cap stocks, particularly value names, beat their small- and large-cap counterparts by a slight margin. The technology sector continued to lag, while companies with predictable earnings streams, most notably in the consumer non-durables sector, outperformed.

  PERFORMANCE: The Fund posted a 28.68% loss during the six months ended September 30, 2002. While absolute returns were disappointing, the Fund significantly outperformed its Russell Midcap Growth Index benchmark, which fell 32.31%.

  PORTFOLIO SPECIFICS: This period's strong relative performance was mainly due to three factors. First, stock selection in the consumer services and technology sectors was positive. Second, the Fund was underweight technology stocks, which lagged. Third, the Fund was overweight consumer services names, a sector that did well versus other groups.

  Higher education stocks were some of the best performers, including Apollo Group and Career Education. These companies are enjoying record levels of enrollment because of their relevant curricula, online programs, and high job-placement rates. Amid a secular increase in defense spending, defense-related technology stocks, such as Northrop Grumman and Alliant Techsystems, also posted strong gains.

  As a result of our company-specific analysis, we reduced exposure to technology companies during the period. We selectively added to positions in the consumer non-durables and consumer services sectors where we identified companies with better growth prospects.

  MARKET OUTLOOK: The threat of war with Iraq and mixed economic data make us cautious about the short-term prospects for US equities. Longer term, however, we are confident the stock market will resume an upward trend. More stringent corporate reporting requirements have been put into place. Record mortgage refinancing activity should continue to lend support to the economy. After the last strike on Iraq, the stock market staged an impressive rally. Finally, valuations are attractive.

  Meanwhile, we continue to work hard to identify mid-cap companies with solid business models and high future earnings visibility for the Fund.

--------------------------------------------------------------------------------

U.S. EQUITY GROWTH FUND INSTITUTIONAL SHARES -- UNAUDITED
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN U.S. EQUITY GROWTH FUND INSTITUTIONAL SHARES WITH THE RUSSELL MID CAP GROWTH INDEX.

              ANNUALIZED TOTAL RETURNS
                   As of 9/30/02
  1 YEAR              5 YEARS             10 YEARS
  -14.96%           -5.46%                  6.47%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             U.S. EQUITY       RUSSELL MID
             GROWTH FUND       CAP GROWTH
         INSTITUTIONAL SHARES     INDEX
9/30/85              $250,000    $250,000
10/85                $263,067    $250,000
11/85                $289,075    $250,000
12/85                $311,845    $250,000
1/86                 $325,057    $254,808
2/86                 $353,131    $277,271
3/86                 $388,397    $293,919
4/86                 $386,014    $297,128
5/86                 $420,048    $315,779
6/86                 $437,508    $320,667
7/86                 $413,912    $295,149
8/86                 $435,670    $308,539
9/86                 $388,690    $282,971
10/86                $426,535    $300,054
11/86                $426,862    $302,871
12/86                $414,298    $293,876
1/87                 $479,744    $334,697
2/87                 $504,626    $359,632
3/87                 $508,798    $364,489
4/87                 $503,490    $355,010
5/87                 $505,638    $357,301
6/87                 $523,217    $371,925
7/87                 $560,976    $388,852
8/87                 $578,628    $404,897
9/87                 $570,276    $395,953
10/87                $410,751    $287,176
11/87                $376,686    $267,199
12/87                $429,184    $301,987
1/88                 $414,234    $305,045
2/88                 $445,495    $330,064
3/88                 $439,956    $331,554
4/88                 $443,945    $333,427
5/88                 $447,748    $327,525
6/88                 $488,926    $352,277
7/88                 $470,868    $338,945
8/88                 $452,959    $326,033
9/88                 $478,446    $338,930
10/88                $482,736    $336,883
11/88                $467,079    $328,773
12/88                $483,551    $341,011
1/89                 $513,032    $361,109
2/89                 $500,497    $358,146
3/89                 $509,489    $362,534
4/89                 $536,526    $383,183
5/89                 $569,665    $403,542
6/89                 $542,075    $398,132
7/89                 $603,745    $429,326
8/89                 $625,701    $445,944
9/89                 $637,944    $445,787
10/89                $619,358    $427,200
11/89                $641,325    $437,312
12/89                $647,588    $448,368
1/90                 $609,035    $406,819
2/90                 $635,691    $415,183
3/90                 $655,821    $432,585
4/90                 $640,453    $420,621
5/90                 $744,313    $463,877
6/90                 $753,890    $469,603
7/90                 $728,383    $454,631
8/90                 $669,141    $401,763
9/90                 $618,532    $374,546
10/90                $604,533    $367,545
11/90                $644,412    $406,884
12/90                $652,316    $425,352
1/91                 $716,026    $457,257
2/91                 $782,807    $497,513
3/91                 $822,078    $523,511
4/91                 $801,992    $518,851
5/91                 $839,659    $545,081
6/91                 $785,305    $515,371
7/91                 $844,962    $541,370
8/91                 $884,985    $558,290
9/91                 $886,371    $557,647
10/91                $913,819    $570,159
11/91                $873,764    $551,355
12/91              $1,014,498    $625,386
1/92               $1,022,276    $630,953
2/92               $1,039,007    $632,315
3/92                 $987,749    $606,340
4/92                 $959,664    $594,735
5/92                 $949,652    $595,894
6/92                 $919,326    $578,165
7/92                 $953,770    $603,939
8/92                 $929,227    $596,032
9/92                 $964,692    $609,088
10/92              $1,019,937    $627,437
11/92              $1,099,152    $667,083
12/92              $1,151,984    $679,861
1/93               $1,184,317    $687,877
2/93               $1,169,592    $666,698
3/93               $1,226,044    $686,002
4/93               $1,194,788    $657,827
5/93               $1,273,545    $688,870
6/93               $1,305,239    $686,039
7/93               $1,319,646    $683,876
8/93               $1,391,679    $723,633
9/93               $1,408,006    $732,292
10/93              $1,405,125    $744,090
11/93              $1,349,419    $726,780
12/93              $1,379,769    $755,946
1/94               $1,402,024    $775,397
2/94               $1,374,712    $768,730
3/94               $1,282,659    $732,496
4/94               $1,292,775    $730,706
5/94               $1,271,532    $731,775
6/94               $1,208,815    $700,291
7/94               $1,230,058    $719,689
8/94               $1,290,752    $762,617
9/94               $1,268,498    $750,040
10/94              $1,284,683    $763,001
11/94              $1,205,781    $729,350
12/94              $1,234,650    $739,573
1/95               $1,211,553    $748,464
2/95               $1,280,844    $788,291
3/95               $1,324,939    $819,555
4/95               $1,350,136    $826,431
5/95               $1,371,133    $846,806
6/95               $1,472,971    $885,344
7/95               $1,591,607    $941,059
8/95               $1,626,252    $951,363
9/95               $1,659,848    $972,541
10/95              $1,642,000    $947,965
11/95              $1,673,497    $990,329
12/95              $1,710,915    $990,864
1/96               $1,729,729  $1,008,363
2/96               $1,799,449  $1,046,509
3/96               $1,799,449  $1,054,755
4/96               $1,916,756  $1,105,711
5/96               $1,994,223  $1,128,289
6/96               $1,945,530  $1,094,192
7/96               $1,798,342  $1,009,250
8/96               $1,882,450  $1,063,810
9/96               $2,000,863  $1,131,384
10/96              $1,974,303  $1,118,112
11/96              $2,041,312  $1,183,980
12/96              $1,992,539  $1,164,042
1/97               $2,075,809  $1,215,551
2/97               $1,941,387  $1,188,785
3/97               $1,830,757  $1,121,606
4/97               $1,833,136  $1,149,075
5/97               $1,990,160  $1,252,043
6/97               $2,065,103  $1,286,687
7/97               $2,275,658  $1,409,849
8/97               $2,242,350  $1,396,089
9/97               $2,389,857  $1,466,745
10/97              $2,249,488  $1,393,305
11/97              $2,249,940  $1,407,948
12/97              $2,324,432  $1,426,435
1/98               $2,266,663  $1,400,745
2/98               $2,484,056  $1,532,443
3/98               $2,608,715  $1,596,683
4/98               $2,578,310  $1,618,366
5/98               $2,427,807  $1,551,802
6/98               $2,579,830  $1,595,703
7/98               $2,467,594  $1,527,343
8/98               $1,935,213  $1,235,834
9/98               $2,126,364  $1,329,313
10/98              $2,180,076  $1,427,190
11/98              $2,326,994  $1,523,454
12/98              $2,665,064  $1,681,223
1/99               $2,938,364  $1,731,626
2/99               $2,695,080  $1,646,949
3/99               $3,028,410  $1,738,668
4/99               $3,148,472  $1,817,899
5/99               $3,003,134  $1,794,521
6/99               $3,243,258  $1,919,796
7/99               $3,194,286  $1,858,670
8/99               $3,249,577  $1,839,359
9/99               $3,246,418  $1,823,706
10/99              $3,630,301  $1,964,715
11/99              $4,093,172  $2,168,180
12/99              $5,306,432  $2,543,601
1/00               $5,336,448  $2,543,092
2/00               $7,345,909  $3,077,726
3/00               $6,556,026  $3,080,896
4/00               $5,608,167  $2,781,834
5/00               $5,011,016  $2,579,066
6/00               $5,897,264  $2,852,731
7/00               $5,573,412  $2,672,096
8/00               $6,521,272  $3,075,074
9/00               $6,434,385  $2,924,734
10/00              $5,537,078  $2,724,565
11/00              $4,125,684  $2,132,490
12/00              $4,576,444  $2,244,787
1/01               $4,498,727  $2,373,009
2/01               $3,568,339  $1,962,550
3/01               $3,019,876  $1,681,670
4/01               $3,483,960  $1,961,987
5/01               $3,339,628  $1,952,766
6/01               $3,248,587  $1,953,801
7/01               $2,884,426  $1,822,036
8/01               $2,582,438  $1,689,939
9/01               $2,122,795  $1,410,592
10/01              $2,342,812  $1,558,845
11/01              $2,518,245  $1,726,733
12/01              $2,595,969  $1,792,349
1/02               $2,504,921  $1,734,097
2/02               $2,322,826  $1,635,774
3/02               $2,531,569  $1,760,584
4/02               $2,418,315  $1,667,449
5/02               $2,298,398  $1,617,759
6/02               $2,085,214  $1,439,158
7/02               $1,869,808  $1,299,272
8/02               $1,872,029  $1,294,724
9/30/02            $1,805,408  $1,191,794

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the Russell Mid Cap Growth Index for the periods indicated. The Fund's Class I shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. The Fund's performance includes historical performance of comparable managed institutional separate accounts managed by the Investment Adviser prior to the Nicholas-Applegate Mutual Fund's inception. The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

Russell Mid-cap Growth Index measures the performance of those Russell Mid-cap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth index. The Russell Mid-cap Index is an unmanaged index generally representative of the smallest 800 stocks in the Russell 1000 Index as ranked by total market capitalization. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2002 -- UNAUDITED
--------------------------------------------------------------------------------
U.S. EQUITY GROWTH FUND

                                            Number
                                          of Shares      Value
-----------------------------------------------------------------
COMMON STOCK -- 97.3%
-----------------------------------------------------------------
ADVERTISING SALES -- 1.3%
  Lamar Advertising Co. Cl. A*..........      29,300  $   889,255
                                                      -----------
AEROSPACE/DEFENSE -- 2.2%
  Northrop Grumman Corp.................      12,400    1,538,096
                                                      -----------
AEROSPACE/DEFENSE -- EQUIPMENT -- 2.3%
  Alliant Techsystems, Inc.*............      23,400    1,620,450
                                                      -----------
APPAREL MANUFACTURERS -- 2.8%
  Coach, Inc.*..........................      45,000    1,152,000
  Jones Apparel Group, Inc.*............      27,000      828,900
                                                      -----------
                                                        1,980,900
                                                      -----------
APPLICATIONS SOFTWARE -- 1.8%
  Intuit, Inc.*.........................      28,400    1,293,052
                                                      -----------
ATHLETIC FOOTWEAR -- 1.5%
  Reebok International, Ltd.*...........      42,800    1,072,140
                                                      -----------
AUDIO/VIDEO PRODUCTS -- 1.1%
  Harman International
    Industries, Inc.....................      14,600      755,550
                                                      -----------
AUTO/TRUCK PARTS&EQUIPMENT -- ORIGINAL -- 2.0%
  Advanced Auto Parts, Inc.*............      12,100      638,154
  Lear Corp.*...........................      18,700      778,855
                                                      -----------
                                                        1,417,009
                                                      -----------
BEVERAGES -- NON-ALCOHOLIC -- 0.9%
  Pepsi Bottling Group, Inc.............      28,400      664,560
                                                      -----------
BEVERAGES -- WINE/SPIRITS -- 1.0%
  Constellation Brands, Inc. Cl. A*.....      31,100      718,410
                                                      -----------
CASINO HOTELS -- 1.7%
  MGM Mirage, Inc.*.....................      31,500    1,174,950
                                                      -----------
CHEMICALS -- SPECIALTY -- 2.6%
  Cabot Microelectronics Corp.*.........      27,200    1,012,928
  Eastman Chemical Co...................      22,200      847,374
                                                      -----------
                                                        1,860,302
                                                      -----------
COATINGS/PAINT -- 0.8%
  Valspar Corp..........................      14,200      529,660
                                                      -----------
COMMERCIAL BANKS -- CENTRAL US -- 1.5%
  TCF Financial Corp....................      24,500    1,037,085
                                                      -----------
COMMERCIAL BANKS -- EASTERN US -- 1.1%
  Commerce Bancorp, Inc.................      19,100      792,841
                                                      -----------
COMMERCIAL SERVICES -- FINANCE -- 3.7%
  Concord EFS, Inc.*....................      55,900      887,692
                                            Number
                                          of Shares      Value
-----------------------------------------------------------------

COMMERCIAL SERVICES -- FINANCE (CONTINUED)
  H&R Block, Inc........................      17,200  $   722,572
  Moody's Corp..........................      20,100      974,850
                                                      -----------
                                                        2,585,114
                                                      -----------
ELECTRONIC COMPONENTS -- SEMICONDUCTORS -- 1.3%
  Microchip Technology, Inc.*...........      45,150      923,317
                                                      -----------
ELECTRONICS -- MILITARY -- 2.4%
  L-3 Communications Holdings, Inc.*....      31,700    1,670,590
                                                      -----------
ENTERTAINMENT SOFTWARE -- 2.7%
  Activision, Inc.*.....................      25,500      610,215
  Electronic Arts, Inc.*................      19,300    1,273,028
                                                      -----------
                                                        1,883,243
                                                      -----------
FINANCE -- CONSUMER LOANS -- 2.2%
  SLM Corp..............................      16,500    1,536,810
                                                      -----------
HOME DECORATION PRODUCTS -- 1.2%
  Newell Rubbermaid, Inc................      27,500      848,925
                                                      -----------
INSURANCE BROKERS -- 1.5%
  Brown & Brown, Inc....................      36,200    1,086,000
                                                      -----------
INTERNET SECURITY -- 1.0%
  Symantec Corp.*.......................      21,800      734,006
                                                      -----------
MEDICAL INFORMATION SYSTEMS -- 1.1%
  Cerner Corp.*.........................      22,600      795,746
                                                      -----------
MEDICAL INSTRUMENTS -- 3.7%
  Boston Scientific Corp.*..............      45,700    1,442,292
  St. Jude Medical, Inc.*...............      31,800    1,135,260
                                                      -----------
                                                        2,577,552
                                                      -----------
MEDICAL PRODUCTS -- 2.0%
  Zimmer Holdings, Inc.*................      36,900    1,414,746
                                                      -----------
MEDICAL -- DRUGS -- 6.0%
  Allergan, Inc.........................      26,600    1,447,040
  Cephalon, Inc.*.......................      16,300      665,366
  Forest Laboratories, Inc. Cl. A.*.....      19,000    1,558,190
  Medimmune, Inc.*......................      25,100      523,837
                                                      -----------
                                                        4,194,433
                                                      -----------
MEDICAL -- GENERIC DRUGS -- 1.0%
  Barr Laboratories, Inc.*..............      10,900      678,961
                                                      -----------
MEDICAL -- HMO -- 3.5%
  Anthem, Inc.*.........................      19,600    1,274,000
  Wellpoint Health Networks, Inc.*......      16,700    1,224,110
                                                      -----------
                                                        2,498,110
                                                      -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------

                                            Number
                                          of Shares      Value
-----------------------------------------------------------------
COMMON STOCK (Continued)
-----------------------------------------------------------------
(CONTINUED)
MEDICAL -- HOSPITALS -- 3.5%
  Triad Hospitals, Inc.*................      28,300  $ 1,073,985
  Universal Health Services Cl. B*......      26,500    1,355,475
                                                      -----------
                                                        2,429,460
                                                      -----------
MOTORCYCLE/MOTOR SCOOTER -- 1.0%
  Harley-Davidson, Inc..................      15,100      701,395
                                                      -----------
OIL COMPANIES -- EXPLORATION&PRODUCTION -- 1.5%
  EOG Resources, Inc....................      29,000    1,042,840
                                                      -----------
OIL FIELD MACHINERY&EQUIPMENT -- 1.7%
  Smith International, Inc.*............      40,800    1,195,848
                                                      -----------
OIL&GAS DRILLING -- 2.6%
  Patterson Energy, Inc.*...............      28,400      724,484
  Rowan Companies, Inc.*................      59,500    1,109,080
                                                      -----------
                                                        1,833,564
                                                      -----------
OIL -- FIELD SERVICES -- 1.5%
  BJ Services Co.*......................      40,300    1,047,800
                                                      -----------
PHARMACY SERVICES -- 0.9%
  Accredo Health, Inc.*.................      12,700      605,536
                                                      -----------
PUBLISHING -- BOOKS -- 1.0%
  Scholastic Corp.*.....................      15,300      683,604
                                                      -----------
RADIO -- 2.7%
  Entercom Communications Corp.*........      18,800      890,556
  Westwood One, Inc.*...................      27,400      979,550
                                                      -----------
                                                        1,870,106
                                                      -----------
RETAIL -- APPAREL/SHOE -- 0.9%
  Ann Taylor Stores Corp.*..............      27,300      628,719
                                                      -----------
RETAIL -- ARTS&CRAFTS -- 1.3%
  Michaels Stores, Inc.*................      20,700      945,990
                                                      -----------
RETAIL -- BEDDING -- 2.0%
  Bed Bath & Beyond, Inc.*..............      43,200    1,407,024
                                                      -----------
RETAIL -- DISCOUNT -- 1.5%
  TJX Cos., Inc.........................      62,500    1,062,500
                                                      -----------
RETAIL -- HOME FURNISHINGS -- 1.8%
  Pier 1 Imports, Inc...................      66,100    1,260,527
                                                      -----------
RETAIL -- PET FOOD&SUPPLIES -- 0.9%
  Petco Animal Supplies, Inc.*..........      29,400      637,689
                                                      -----------
                                            Number
                                          of Shares      Value
-----------------------------------------------------------------

(CONTINUED)
RETAIL -- RESTAURANTS -- 2.7%
  Darden Restaurants, Inc...............      44,900  $ 1,088,376
  Starbucks Corp.*......................      38,700      801,477
                                                      -----------
                                                        1,889,853
                                                      -----------
SCHOOLS -- 4.9%
  Apollo Group, Inc. Cl. A*.............      35,250    1,530,908
  Career Education Corp.*...............      24,500    1,176,196
  Corinthian Colleges, Inc.*............      20,000      754,800
                                                      -----------
                                                        3,461,904
                                                      -----------
SEMICONDUCTOR EQUIPMENT -- 0.9%
  KLA -- Tencor Corp.*..................      22,500      628,650
                                                      -----------
THEATERS -- 1.1%
  Regal Entertainment Group Cl. A*......      44,500      792,100
                                                      -----------
THERAPEUTICS -- 2.2%
  Gilead Sciences, Inc.*................      46,200    1,549,086
                                                      -----------
TRANSPORT -- TRUCK -- 2.8%
  Hunt J.B. Transportation
    Services, Inc.*.....................      50,000    1,177,500
  Swift Transportation, Inc.*...........      51,200      798,720
                                                      -----------
                                                        1,976,220
                                                      -----------
TOTAL COMMON STOCK
  (Cost: $66,307,286)...............................   68,422,228
                                                      -----------

                                          Principal
                                            Amount
-----------------------------------------------------------------
TIME DEPOSIT -- 2.7%
-----------------------------------------------------------------
  Wells Fargo Bank Nassau
    1.340%, 10/01/02
    (Cost: $1,877,794)..................  $1,877,794    1,877,794
                                                      -----------

TOTAL INVESTMENTS -- 100.0%
  (Cost: $68,185,080).............................    70,300,022
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.0%.............................        12,543
                                                     -----------
NET ASSETS -- 100.0%..............................   $70,312,565
                                                     -----------
                                                     -----------
---------------

* Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

EMERGING GROWTH FUND INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

  MANAGEMENT TEAM: JOHN C. MCCRAW, Lead Portfolio Manager; TRAVIS T. PRENTICE, Portfolio Manager; THOMAS BLEAKLEY, Portfolio Manager; MICHAEL P. GIGGIE, Investment Analyst; JOHN MAZUR, Investment Analyst; MONTIE L. WEISENBERGER, Investment Analyst

  CHIEF INVESTMENT OFFICER:  HORACIO A. VALEIRAS, CFA

  GOAL: The Emerging Growth Fund seeks to maximize long-term capital appreciation through investments primarily in US companies with market capitalizations similar to the Russell 2000 Growth Index at time of purchase.

  MARKET OVERVIEW: The US equity market registered a sharp decline between April 1, 2002 and September 30, 2002. Weakness was broadly based, affecting all sectors, styles, and capitalization ranges. Investors sent stock prices lower in response to:

  - Concerns about accounting practices and corporate governance

  - Rising tensions between Israel and Palestine and the prospect of a US-led invasion of Iraq

  - Worries about the strength of the economic recovery

  The economy grew at a healthy 5% clip during the first quarter of 2002. However, lower-than-expected second quarter growth raised doubts about the expansion's sustainability. Business spending and investment remained sluggish, due to weak pricing power, soft demand, and high borrowing costs. While corporate profits bottomed in late 2001, earnings growth remained tied to cost-cutting measures as opposed to revenue gains. On a bright note, consumer spending remained strong, buoyed by wage gains, auto incentives, and record mortgage refinancing activity.

  PERFORMANCE: The Fund posted a 29.82% loss during the six-month period ended September 30, 2002. This compared favorably to the Russell 2000 Growth Index, which shed 33.84%.

  PORTFOLIO SPECIFICS: Strong performance versus the Russell 2000 Growth Index was largely due to stock selection in the consumer services and healthcare sectors. An underweight in technology stocks, a group that continued to trail the broad market, was also a plus.

  Top-performing holdings included Corinthian Colleges, a provider of post-secondary education; Diagnostic Products, a manufacturer of test kits for hospitals and laboratories; and Apria Healthcare Group, a home healthcare services company.

  Veridian Corporation, a recent addition to the Fund's holdings, was another strong performer. The company provides intelligence systems to government agencies, such as the Department of Defense.

  As a result of our bottom-up investment process, we decreased exposure to technology stocks during the period. Many tech companies continued to experience weak end-market demand and pricing trends, reflected in earnings disappointments. We found better opportunities in other sectors, such as energy.

  MARKET OUTLOOK: Near term, we expect the threat of war with Iraq and anxiety over companies' spending plans will continue to weigh on investor sentiment. That said, we believe the worst market losses are behind us. Equity valuations are attractive, short-term interest rates are low, and the recent record wave of home refinancing should keep consumers spending. Finally, history has shown that stocks have always rebounded from bear markets to post higher highs.

  As we look ahead, we are confident we will continue to identify smaller, rapidly growing companies poised to exceed earnings expectations.

--------------------------------------------------------------------------------

EMERGING GROWTH FUND INSTITUTIONAL SHARES -- UNAUDITED
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN EMERGING GROWTH FUND INSTITUTIONAL SHARES WITH THE RUSSELL 2000 GROWTH INDEX.

                    ANNUALIZED TOTAL RETURNS
                         As of 9/30/02            SINCE
     1 YEAR                 5 YEARS             INCEPTION
     -15.35%              -5.95%                  4.09%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                     EMERGING              RUSSELL 2000
         GROWTH FUND INSTITUTIONAL SHARES  GROWTH INDEX
10/1/93                          $250,000      $250,000
10/93                            $250,400      $257,230
11/93                            $237,400      $246,825
12/93                            $249,920      $256,565
1/94                             $257,143      $263,395
2/94                             $255,286      $262,236
3/94                             $234,855      $246,126
4/94                             $235,474      $246,503
5/94                             $229,076      $240,979
6/94                             $217,519      $230,682
7/94                             $222,679      $233,969
8/94                             $237,744      $251,138
9/94                             $240,633      $252,190
10/94                            $243,935      $254,876
11/94                            $231,553      $244,564
12/94                            $241,147      $250,325
1/95                             $231,007      $245,226
2/95                             $243,351      $256,558
3/95                             $255,254      $264,052
4/95                             $259,442      $268,024
5/95                             $261,426      $271,535
6/95                             $284,571      $290,246
7/95                             $312,124      $312,868
8/95                             $313,006      $316,729
9/95                             $319,619      $323,250
10/95                            $307,055      $307,350
11/95                            $320,721      $320,916
12/95                            $327,708      $328,027
1/96                             $323,033      $325,311
2/96                             $342,668      $340,146
3/96                             $352,952      $346,870
4/96                             $389,650      $373,500
5/96                             $411,388      $392,653
6/96                             $386,378      $367,138
7/96                             $341,966      $322,318
8/96                             $372,353      $346,179
9/96                             $397,130      $364,007
10/96                            $379,833      $348,304
11/96                            $383,574      $357,990
12/96                            $389,595      $364,971
1/97                             $394,413      $374,088
2/97                             $351,961      $351,497
3/97                             $332,993      $326,692
4/97                             $327,874      $322,912
5/97                             $379,961      $371,446
6/97                             $407,660      $384,041
7/97                             $436,865      $403,720
8/97                             $445,295      $415,835
9/97                             $487,145      $449,019
10/97                            $452,521      $422,051
11/97                            $435,017      $411,989
12/97                            $436,748      $412,220
1/98                             $426,704      $406,721
2/98                             $464,803      $442,630
3/98                             $490,779      $461,199
4/98                             $490,779      $464,026
5/98                             $452,334      $430,314
6/98                             $468,959      $434,712
7/98                             $429,195      $398,414
8/98                             $325,073      $306,444
9/98                             $358,956      $337,514
10/98                            $363,545      $355,119
11/98                            $401,944      $382,665
12/98                            $455,854      $417,293
1/99                             $500,962      $436,063
2/99                             $447,786      $396,172
3/99                             $495,828      $410,283
4/99                             $525,167      $446,515
5/99                             $504,263      $447,221
6/99                             $566,975      $470,780
7/99                             $569,542      $456,224
8/99                             $564,775      $439,161
9/99                             $581,645      $447,633
10/99                            $637,022      $459,096
11/99                            $720,228      $507,641
12/99                            $882,812      $597,113
1/00                             $860,761      $591,554
2/00                           $1,159,018      $729,185
3/00                           $1,010,263      $652,533
4/00                             $867,488      $586,647
5/00                             $762,089      $535,280
6/00                             $918,319      $604,427
7/00                             $822,264      $552,628
8/00                             $942,613      $610,759
9/00                             $886,924      $580,416
10/00                            $793,111      $533,304
11/00                            $611,428      $436,472
12/00                            $665,221      $463,180
1/01                             $676,406      $500,669
2/01                             $563,494      $432,038
3/01                             $509,701      $392,757
4/01                             $570,951      $440,842
5/01                             $573,081      $451,052
6/01                             $583,733      $463,352
7/01                             $545,918      $423,824
8/01                             $509,701      $397,335
9/01                             $423,420      $333,205
10/01                            $459,104      $365,259
11/01                            $495,321      $395,758
12/01                            $518,223      $420,414
1/02                             $503,310      $405,447
2/02                             $471,886      $379,215
3/02                             $510,766      $412,169
4/02                             $502,777      $403,266
5/02                             $476,147      $379,675
6/02                             $442,593      $347,478
7/02                             $379,746      $294,071
8/02                             $378,681      $293,924
9/30/02                          $358,442      $272,703

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the Russell 2000 Growth Index for the periods indicated. The Fund's Class I shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

The Russell 2000 Growth Index is an unmanaged index comprised of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index is an unmanaged index generally representative of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2002 -- UNAUDITED
--------------------------------------------------------------------------------
EMERGING GROWTH FUND

                                          Number
                                        of Shares      Value
----------------------------------------------------------------
COMMON STOCK -- 99.4%
----------------------------------------------------------------
AEROSPACE/DEFENSE -- 2.3%
  Gencorp, Inc........................      40,300  $    405,418
  Teledyne Technologies, Inc.*........      34,700       630,152
  Titan Corp.*........................      32,400       311,040
  United Industrial Corp..............      14,800       298,220
  Veridian Corp.*.....................      27,100       676,958
                                                    ------------
                                                       2,321,788
                                                    ------------
AEROSPACE/DEFENSE -- EQUIPMENT -- 1.4%
  Alliant Techsystems, Inc.*..........       8,000       554,000
  Curtiss-Wright Corp.................       8,800       526,152
  DRS Technologies, Inc.*.............       8,400       312,648
                                                    ------------
                                                       1,392,800
                                                    ------------
AGRICULTURAL OPERATIONS -- 0.4%
  Delta & Pine Land Co................      20,200       378,548
                                                    ------------
AIRLINES -- 0.0%
  Expressjet Holdings, Inc.*..........       1,400        12,880
                                                    ------------
APPAREL MANUFACTURERS -- 0.9%
  Gymboree Corp.*.....................      37,200       606,732
  Quiksilver, Inc.*...................      14,200       320,778
                                                    ------------
                                                         927,510
                                                    ------------
APPLICATIONS SOFTWARE -- 0.7%
  Actuant Corp. Cl. A*................      17,300       638,370
  National Instruments Corp.*.........       4,250        93,032
                                                    ------------
                                                         731,402
                                                    ------------
ATHLETIC EQUIPMENT -- 0.3%
  Nautilus Group, Inc.*...............      13,900       271,050
                                                    ------------
ATHLETIC FOOTWEAR -- 0.5%
  Reebok International, Ltd.*.........      19,900       498,495
                                                    ------------
AUDIO/VIDEO PRODUCTS -- 0.6%
  Harman International
    Industries, Inc...................      12,600       652,050
                                                    ------------
AUTO -- MEDIUM & HEAVY DUTY TRUCKS -- 1.1%
  Oshkosh Truck Co....................      20,300     1,144,920
                                                    ------------
AUTO/TRUCK PARTS & EQUIPMENT -- ORIGINAL -- 0.5%
  Arvinmeritor, Inc...................      11,800       220,660
  BorgWarner, Inc.....................       5,500       273,020
                                                    ------------
                                                         493,680
                                                    ------------
BROADCAST SERVICES/PROGRAMMING -- 0.2%
  Spanish Broadcasting Systems, Inc.
    Cl. A*............................      29,300       191,915
                                                    ------------
BUILDING PRODUCTS -- AIR & HEATING -- 0.5%
  Lenexa International, Inc...........      38,300       506,709
                                                    ------------
                                          Number
                                        of Shares      Value
----------------------------------------------------------------

BUILDING -- MOBIL HOME/MANUFACTURED HOUSING -- 1.2%
  Monaco Coach Corp.*.................      19,500  $    390,585
  Winnebago Industries, Inc...........      19,800       782,694
                                                    ------------
                                                       1,173,279
                                                    ------------
CASINO SERVICES -- 0.6%
  Station Casinos, Inc.*..............      35,100       597,051
                                                    ------------
CHEMICALS -- PLASTICS -- 0.5%
  Schulman (A.), Inc..................      26,500       459,245
                                                    ------------
CHEMICALS -- SPECIALTY -- 0.4%
  Compton Corp........................      35,600       357,780
                                                    ------------
COMMERCIAL BANKS -- CENTRAL US -- 0.4%
  Texas Regional Bancshares, Inc.
    CL. A.............................      13,550       453,790
                                                    ------------
COMMERCIAL BANKS -- SOUTHERN US -- 0.9%
  R & G Financial Corp. CL. B.........      18,400       401,488
  United Bancshares, Inc..............      18,900       548,289
                                                    ------------
                                                         949,777
                                                    ------------
COMMERCIAL BANKS -- WESTERN US -- 1.1%
  East West Bancorp, Inc..............      13,500       455,760
  UCBH Holdings, Inc..................      17,200       675,788
                                                    ------------
                                                       1,131,548
                                                    ------------
COMMERCIAL SERVICES -- FINANCE -- 0.6%
  PRG-Schultz International, Inc.*....      50,000       619,000
                                                    ------------
COMPUTER SERVICES -- 0.7%
  Anteon International Corp.*.........      13,600       369,648
  CACI International, Inc. Cl. A*.....      10,300       365,135
                                                    ------------
                                                         734,783
                                                    ------------
COMPUTERS -- 0.1%
  Mentor Graphics Corp.*..............      24,100       117,608
                                                    ------------
COMPUTERS -- INTEGRATED SYSTEMS -- 0.4%
  Mercury Computer Systems, Inc.*.....      17,900       422,440
                                                    ------------
COMPUTERS -- MEMORY DEVICES -- 1.0%
  Imation Corp.*......................      21,700       614,761
  Sandisk Corp.*......................      20,900       273,999
  Silicon Storage Technology, Inc.*..       31,400       122,774
                                                    ------------
                                                       1,011,534
                                                    ------------
CONSULTING SERVICES -- 0.5%
  Corporate Executive Board Co.*......      17,900       511,045
                                                    ------------
CONSUMER PRODUCTS -- MISCELLANEOUS -- 2.2%
  Blyth, Inc..........................      18,100       504,990
  Dial Corp...........................      23,300       500,018
  Fossil, Inc.*.......................      18,400       368,920
  Jarden Corp.*.......................      17,800       483,270
  Yankee Candle Co., Inc.*............      24,200       415,514
                                                    ------------
                                                       2,272,712
                                                    ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------

                                          Number
                                        of Shares      Value
----------------------------------------------------------------
COMMON STOCK (Continued)
----------------------------------------------------------------
CONTAINERS -- METAL/GLASS -- 0.7%
  Crown Cork & Seal Co., Inc..........      61,100  $    320,775
  Silgan Holdings, Inc.*..............      13,600       386,784
                                                    ------------
                                                         707,559
                                                    ------------
COSMETICS & TOILETRIES -- 0.4%
  Chattem, Inc.*......................       9,700       396,051
                                                    ------------
DATA PROCESSING/MANAGEMENT -- 0.2%
  American Management Systems,
    Inc.*.............................      17,300       220,229
                                                    ------------
DECISION SUPPORT SOFTWARE -- 0.4%
  Cognos, Inc.*.......................      17,300       290,813
  NetIQ Corp.*........................       7,900       114,550
                                                    ------------
                                                         405,363
                                                    ------------
DIAGNOSTIC EQUIPMENT -- 0.8%
  Igen International, Inc.*...........      13,200       394,416
  Therasense, Inc.*...................      27,500       383,900
                                                    ------------
                                                         778,316
                                                    ------------
DIAGNOSTIC KITS -- 1.6%
  Diagnostic Products Corp............      20,700       952,200
  IDEXX Laboratories, Inc.*...........      20,300       628,244
                                                    ------------
                                                       1,580,444
                                                    ------------
DISPOSABLE MEDICAL PRODUCTS -- 0.6%
  ICU Medical, Inc.*..................      17,800       650,056
                                                    ------------
DISTRIBUTION/WHOLESALE -- 0.8%
  ScanSource, Inc.*...................       4,300       249,615
  SCP Pool Corp.*.....................      20,300       556,423
                                                    ------------
                                                         806,038
                                                    ------------
DIVERSIFIED MANUFACTURING OPERATIONS -- 0.9%
  Harsco Corp.........................      15,900       432,321
  Smith (A.O.) Corp...................      18,300       520,086
                                                    ------------
                                                         952,407
                                                    ------------
ELECTRIC PRODUCTS -- MISCELLANEOUS -- 0.6%
  Ametek, Inc.........................      22,400       652,288
                                                    ------------
ELECTRONIC COMPONENTS -- MISCELLANEOUS -- 0.8%
  Benchmark Electronics, Inc.*........      18,600       391,530
  Cubic Corp..........................      24,000       408,000
                                                    ------------
                                                         799,530
                                                    ------------
ELECTRONIC COMPONENTS -- SEMICONDUCTORS -- 0.7%
  Actel Corp.*........................      25,900       269,360
  ChipPAC, Inc. Cl. A*................      27,400        58,609
  Integrated Circuit Systems, Inc.*..       22,600       354,820
                                                    ------------
                                                         682,789
                                                    ------------
ELECTRONIC MEASURE INSTRUMENTS -- 0.5%
  Analogic Corp.......................      12,500       523,625
                                                    ------------
                                          Number
                                        of Shares      Value
----------------------------------------------------------------

ELECTRONIC SECURITY DEVICES -- 0.4%
  Invision Technologies, Inc.*........      13,500  $    432,135
                                                    ------------
ELECTRONICS -- MILITARY -- 1.0%
  EDO Corp............................       9,800       219,618
  Engineered Support Systems, Inc.....       7,900       450,616
  Integrated Defense
    Technology, Inc.*.................      17,200       338,840
                                                    ------------
                                                       1,009,074
                                                    ------------
ENERGY -- ALTERNATE SOURCES -- 0.4%
  Headwaters, Inc.*...................      30,000       414,600
                                                    ------------
ENTERPRISE SOFTWARE/SERVICES -- 0.7%
  Hyperion Solutions Corp.*...........      15,400       282,590
  Mantech International Corp.
    Cl. A*............................      17,100       401,183
                                                    ------------
                                                         683,773
                                                    ------------
FILTRATION/SEPARATE PRODUCTS -- 0.3%
  Donaldson Co., Inc..................       7,900       271,207
                                                    ------------
FINANCE -- AUTO LOANS -- 0.3%
  Westcorp, Inc.......................      15,500       310,000
                                                    ------------
FINANCE -- INVESTMENT BANKERS/BROKERS -- 0.3%
  Jefferies Group, Inc................       9,200       351,072
                                                    ------------
FINANCE -- MORTGAGE LOAN/BANKER -- 0.4%
  Doral Financial Corp................      15,900       383,826
                                                    ------------
FOOD -- BAKING -- 0.5%
  Interstate Bakeries, Inc............      19,300       512,801
                                                    ------------
FOOD -- CANNED -- 0.3%
  Del Monte Foods Co.*................      33,600       274,512
                                                    ------------
FOOD -- RETAIL -- 0.2%
  Wild Oats Markets, Inc.*............      16,900       153,452
                                                    ------------
FOOD -- WHOLESALE/DISTRIBUTION -- 0.6%
  Dole Food, Inc......................      22,400       650,272
                                                    ------------
FOOTWEAR & RELATED APPAREL -- 0.7%
  Skechers USA, Inc. Cl. A*...........      20,300       193,662
  Wolverine World Wide, Inc...........      34,600       519,000
                                                    ------------
                                                         712,662
                                                    ------------
GARDEN PRODUCTS -- 0.6%
  Toro Co.............................      10,100       568,125
                                                    ------------
HAZARDOUS WASTE DISPOSAL -- 0.3%
  Stericycle, Inc.*...................       9,400       318,848
                                                    ------------
HUMAN RESOURCES -- 0.0%
  AMN Healthcare Services, Inc.*......       2,200        40,700
                                                    ------------
IDENTIFICATION SYSTEMS/DEVICES -- 0.3%
  Checkpoint Systems, Inc.*...........      27,000       333,450
                                                    ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EMERGING GROWTH FUND

                                          Number
                                        of Shares      Value
----------------------------------------------------------------
COMMON STOCK (Continued)
----------------------------------------------------------------
INDUSTRIAL AUTOMATION/ROBOTICS -- 0.3%
  Brooks-Pri Automation, Inc.*........      23,100  $    264,495
                                                    ------------
INDUSTRIAL GASES -- 0.4%
  Airgas, Inc.*.......................      28,800       378,144
                                                    ------------
INSTRUMENTS -- CONTROLS -- 0.2%
  Photon Dynamics, Inc.*..............      12,500       232,875
                                                    ------------
INSTRUMENTS -- SCIENTIFIC -- 0.3%
  Varian, Inc.*.......................      12,200       336,842
                                                    ------------
INSURANCE BROKERS -- 0.7%
  Hilb Rogal & Hamilton, Inc..........      16,600       684,750
                                                    ------------
LASERS -- SYSTEMS/COMPONENTS -- 0.9%
  Coherent, Inc.*.....................      14,100       257,325
  Cymer, Inc.*........................      13,800       257,232
  Electro Scientific
    Industries, Inc.*.................      24,800       367,784
                                                    ------------
                                                         882,341
                                                    ------------
LIFE/HEALTH INSURANCE -- 0.3%
  UICI*...............................      20,300       330,078
                                                    ------------
LOTTERY SERVICES -- 0.6%
  GTech Holdings Corp.*...............      24,500       608,090
                                                    ------------
MACHINERY -- CONSTRUCTION & MINING -- 0.5%
  Terex Corp.*........................      28,500       481,650
                                                    ------------
MACHINERY -- FARM -- 0.6%
  Agco Corp.*.........................      28,300       656,560
                                                    ------------
MACHINERY -- GENERAL INDUSTRY -- 0.4%
  Manitowoc Company, Inc..............      16,700       456,745
                                                    ------------
MACHINERY -- PUMPS -- 0.5%
  Graco, Inc..........................      19,200       476,160
                                                    ------------
MEDICAL IMAGING SYSTEMS -- 0.3%
  CTI Molecular Imaging, Inc.*........      13,800       349,140
                                                    ------------
MEDICAL INSTRUMENTS -- 0.4%
  Techne Corp.*.......................      12,700       416,433
                                                    ------------
MEDICAL PRODUCTS -- 2.0%
  American Medical Systems
    Holdings, Inc.*...................      26,500       549,875
  Cooper Companies, Inc...............      13,900       729,750
  Henry Schein, Inc.*.................      13,300       701,575
                                                    ------------
                                                       1,981,200
                                                    ------------
MEDICAL STERILIZE PRODUCT -- 0.5%
  Steris Corp.*.......................      21,600       538,056
                                                    ------------
MEDICAL -- BIOMEDICAL/GENETICS -- 2.1%
  Charles River Laboratories
    International, Inc.*..............      15,400       604,450
  ICOS Corp.*.........................      25,500       534,735
                                          Number
                                        of Shares      Value
----------------------------------------------------------------

MEDICAL -- BIOMEDICAL/GENETICS (CONTINUED)
  Martek Biosciences Corp.*...........      24,300  $    398,034
  Transkaryotic Therapies, Inc.*......      19,500       636,051
                                                    ------------
                                                       2,173,270
                                                    ------------
MEDICAL -- DRUGS -- 1.3%
  CIMA Labs, Inc.*....................      23,000       578,450
  OSI Pharmaceuticals, Inc.*..........      11,600       196,852
  SICOR, Inc.*........................      36,400       553,644
                                                    ------------
                                                       1,328,946
                                                    ------------
MEDICAL -- GENERIC DRUGS -- 0.7%
  Perrigo Co.*........................      26,300       279,569
  Pharmaceutical Resoures, Inc.*......      15,300       428,094
                                                    ------------
                                                         707,663
                                                    ------------
MEDICAL -- HMO -- 3.0%
  Coventry Health Care, Inc.*.........      29,300       952,250
  Humana, Inc.*.......................      54,800       679,520
  Mid Atlantic Medical
    Services, Inc.*...................      10,800       390,960
  Pacificare Health Systems, Inc.*....      23,400       540,306
  Sierra Health Services, Inc.*.......      28,800       516,672
                                                    ------------
                                                       3,079,708
                                                    ------------
MEDICAL -- HOSPITALS -- 1.0%
  LifePoint Hospitals, Inc.*..........       7,800       243,266
  United Surgical Partners
    International, Inc.*..............      16,400       361,292
  VCA Antech, Inc.*...................      36,000       444,240
                                                    ------------
                                                       1,048,798
                                                    ------------
MEDICAL -- OUTPATIENT/HOME MEDICAL CARE -- 1.6%
  AmSurg Corp.*.......................      15,200       458,584
  Apria Healthcare Group, Inc.*.......      33,700       793,972
  Select Medical Corp.*...............      24,500       350,350
                                                    ------------
                                                       1,602,906
                                                    ------------
MRI/MEDICAL DIAGNOSTIC IMAGING CENTERS -- 0.2%
  Alliance Imaging, Inc.*.............      19,400       232,024
  Medical Resources, Inc.*............         637             0
                                                    ------------
                                                         232,024
                                                    ------------
NETWORKING PRODUCTS -- 0.5%
  Extreme Networks, Inc.*.............      36,500       153,665
  Foundry Networks, Inc.*.............      64,000       350,720
                                                    ------------
                                                         504,385
                                                    ------------
OFFICE SUPPLIES & FORMS -- 0.4%
  Moore Corp., Ltd.*..................      46,100       451,780
                                                    ------------
OIL COMPANIES -- EXPLORATION & PRODUCTION -- 3.5%
  Chesapeake Energy Corp.*............      76,500       504,900
  Evergreen Resources, Inc.*..........      13,900       569,622
  Forest Oil Corp.*...................      19,200       489,600
  Newfield Exploration Co.*...........      23,800       799,442
  Stone Energy Corp.*.................      16,200       526,500

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------

                                          Number
                                        of Shares      Value
----------------------------------------------------------------
COMMON STOCK (Continued)
----------------------------------------------------------------
OIL COMPANIES -- EXPLORATION & PRODUCTION (CONTINUED)
  Tom Brown, Inc.*....................      18,400  $    421,360
  Ultra Petroleum Corp.*..............      32,700       273,045
                                                    ------------
                                                       3,584,469
                                                    ------------
OIL FIELD MACHINERY & EQUIPMENT -- 0.8%
  Grant Prideco, Inc.*................      41,500       354,410
  National-Oilwell, Inc.*.............      24,500       474,810
                                                    ------------
                                                         829,220
                                                    ------------
OIL REFINING & MARKETING -- 0.1%
  Premcor, Inc.*......................       6,800       106,692
                                                    ------------
OIL & GAS DRILLING -- 2.6%
  Atwood Oceanics, Inc.*..............      20,900       611,325
  Patterson Energy, Inc.*.............      28,800       734,688
  Precision Drilling Corp.*...........      14,000       421,400
  Pride International, Inc.*..........      70,500       916,500
                                                    ------------
                                                       2,683,913
                                                    ------------
OIL -- FIELD SERVICES -- 2.1%
  Cal Dive International, Inc.*.......      38,400       774,413
  Global Industries, Ltd.*............      26,800       110,684
  Key Energy Services, Inc.*..........      48,700       383,756
  Varco International, Inc.*..........      53,166       899,569
                                                    ------------
                                                       2,168,422
                                                    ------------
OPTICAL SUPPLIES -- 0.3%
  Oakley, Inc.*.......................      33,900       340,695
                                                    ------------
PAPER & RELATED PRODUCTS -- 0.3%
  Louisiana Pacific Corp..............      48,600       314,442
                                                    ------------
PHARMACY SERVICES -- 0.5%
  Omnicare, Inc.......................      25,900       547,008
                                                    ------------
PHYSICAL PRACTICE MANAGEMENT -- 0.4%
  Pediatrix Medical Group, Inc.*......      13,600       421,464
                                                    ------------
PIPELINES -- 0.6%
  Western Gas Resources, Inc..........      19,200       600,000
                                                    ------------
PROPERTY/CASUALTY INSURANCE -- 0.5%
  Markel Corp.*.......................       2,300       458,114
                                                    ------------
RADIO -- 1.5%
  Cumulus Media, Inc. Cl. A*..........      46,500       820,725
  Emmis Broadcasting Corp. Cl. A*.....      19,100       362,900
  Salem Communications Corp.
    Cl. A*............................      14,000       313,880
                                                    ------------
                                                       1,497,505
                                                    ------------
RECREATIONAL VEHICLES -- 0.5%
  Polaris Industries, Inc.............       8,000       496,000
                                                    ------------
REINSURANCE -- 0.7%
  Odyssey Re Holdings Corp.*..........      40,400       671,044
                                                    ------------
                                          Number
                                        of Shares      Value
----------------------------------------------------------------

REITS -- OFFICE PROPERTY -- 0.3%
  SL Green Realty Corp................       8,500  $    261,290
                                                    ------------
RESEARCH & DEVELOPMENT -- 0.4%
  Pharmaceutical Product
    Development, Inc.*................      20,300       392,602
                                                    ------------
RESPIRATORY PRODUCTS -- 0.4%
  ResMed, Inc.*.......................      14,100       403,260
                                                    ------------
RETAIL -- APPAREL/SHOE -- 3.1%
  Aeropostale, Inc.*..................      21,100       324,940
  Cato Corp. Cl. A....................      17,700       335,946
  Charming Shoppes, Inc.*.............      31,900       215,325
  Goody's Family Clothing, Inc.*......      44,300       209,096
  Hot Topic, Inc.*....................      27,800       501,234
  Kenneth Cole Productions, Inc.
    Cl. A*............................      14,100       286,230
  Men's Wearhouse, Inc.*..............      23,400       343,980
  Pacific Sunwear of
    California, Inc.*.................      19,200       390,912
  Too, Inc.*..........................      16,600       386,448
  Urban Outfitters, Inc.*.............       4,700       114,163
                                                    ------------
                                                       3,108,274
                                                    ------------
RETAIL -- AUTO PARTS -- 0.9%
  CSK Auto Corp.*.....................      41,500       517,920
  Pep Boys............................      31,200       382,200
                                                    ------------
                                                         900,120
                                                    ------------
RETAIL -- BEDDING -- 0.3%
  Linens 'N Things, Inc.*.............      14,700       270,039
                                                    ------------
RETAIL -- DISCOUNT -- 1.2%
  99 Cents Only Stores*...............      22,166       458,836
  Shopko Stores, Inc.*................      27,000       352,620
  Tuesday Morning Corp.*..............      22,100       402,441
                                                    ------------
                                                       1,213,897
                                                    ------------
RETAIL -- GARDENING PRODUCTS -- 0.7%
  Tractor Supply Co.*.................      20,800       661,024
                                                    ------------
RETAIL -- HAIR SALONS -- 0.5%
  Regis Corp..........................      17,300       489,417
                                                    ------------
RETAIL -- HOME FURNISHINGS -- 0.2%
  La-Z-Boy, Inc.......................      10,800       250,560
                                                    ------------
RETAIL -- MAIL ORDER -- 0.2%
  J. Jill Group, Inc.*................      14,150       246,493
                                                    ------------
RETAIL -- PET FOOD & SUPPLIES -- 0.3%
  Petco Animal Supplies, Inc.*........      13,300       288,478
                                                    ------------
RETAIL -- RESTAURANTS -- 1.9%
  Applebee's International, Inc.......      12,350       270,712
  CKE Restaurants, Inc.*..............      33,300       133,200
  Landry's Restaurants, Inc...........      18,200       411,138
  Papa John's International, Inc.*....      20,200       588,426

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EMERGING GROWTH FUND

                                          Number
                                        of Shares      Value
----------------------------------------------------------------
COMMON STOCK (Continued)
----------------------------------------------------------------
RETAIL -- RESTAURANTS (CONTINUED)
  RARE Hospitality
    International, Inc.*..............      12,900  $    302,118
  Sonic Corp.*........................      10,700       247,170
                                                    ------------
                                                       1,952,764
                                                    ------------
RETAIL -- SPORTING GOODS -- 0.2%
  Big 5 Sporting Goods Corp.*.........      20,300       208,075
                                                    ------------
RETAIL -- VIDEO RENTAL -- 0.7%
  Hollywood Entertainment Corp.*......      26,100       378,972
  Movie Gallery, Inc.*................      20,700       310,707
                                                    ------------
                                                         689,679
                                                    ------------
RUBBER -- TIRES -- 0.3%
  Cooper Tire & Rubber Co.............      19,000       306,660
                                                    ------------
SAVINGS & LOANS/THRIFTS -- EASTERN US -- 0.0%
  Staten Island Bancorp, Inc..........       2,100        36,540
                                                    ------------
SCHOOLS -- 3.9%
  Career Education Corp.*.............      24,700     1,185,798
  Corinthian Colleges, Inc.*..........      39,800     1,502,052
  Education Management Corp.*.........      13,500       597,645
  ITT Educational Services, Inc.*.....      33,300       625,041
                                                    ------------
                                                       3,910,536
                                                    ------------
SECURITY SERVICES -- 0.5%
  Kroll, Inc.*........................      24,300       481,869
                                                    ------------
SEISMIC DATA COLLECTION -- 0.4%
  Veritas DGC, Inc.*..................      38,900       420,509
                                                    ------------
SEMICONDUCTOR COMPONENTS -- INTEGRATED CIRCUITS -- 0.7%
  Exar Corp.*.........................      20,300       234,465
  Marvell Technology Group, Ltd.*.....      21,500       340,775
  O2Micro International, Ltd.*........      21,400       168,632
                                                    ------------
                                                         743,872
                                                    ------------
SEMICONDUCTOR EQUIPMENT -- 2.4%
  ASM International N.V.*.............      36,800       333,040
  Asyst Technologies, Inc.*...........      20,300       122,612
  Axcelis Technologies, Inc.*.........      48,400       236,192
  Credence Systems Corp.*.............      32,100       277,986
  Entegris, Inc.*.....................      45,700       355,089
  Helix Technology Corp...............      24,300       234,495
  Kulicke & Soffa Industries, Inc.*..       33,900       101,700
  LTX Corp.*..........................      18,300        83,448
  MKS Instruments, Inc.*..............      10,300       112,476
  Rudolph Technologies, Inc.*.........      18,300       188,307
  Varian Semiconductor Equipment
    Associates, Inc.*.................      25,300       415,932
                                                    ------------
                                                       2,461,277
                                                    ------------
SOAP & CLEANING PRODUCTS -- 0.6%
  Church & Dwight Co., Inc............      18,300       606,645
                                                    ------------
STEEL -- PRODUCERS -- 0.6%
  Steel Dynamics, Inc.*...............      42,900       561,561
                                                    ------------
                                          Number
                                        of Shares      Value
----------------------------------------------------------------

(CONTINUED)
TELECOMMUNICATIONS EQUIPMENT -- 0.7%
  Harris Corp.........................       6,600  $    221,034
  Plantronics, Inc.*..................      27,000       440,100
                                                    ------------
                                                         661,134
                                                    ------------
TELECOMMUNICATIONS EQUIPMENT FIBER OPTICS -- 0.4%
  Newport Corp.*......................      32,400       365,472
                                                    ------------
TELEVISION -- 1.0%
  Lin TV Corp. Cl. A*.................      20,100       497,475
  Sinclair Broadcast Group Cl. A*.....      34,100       467,170
                                                    ------------
                                                         964,645
                                                    ------------
THEATERS -- 0.4%
  AMC Entertainment, Inc.*............      59,300       438,820
                                                    ------------
THERAPEUTICS -- 2.5%
  Genta, Inc.*........................      34,500       221,490
  Neurocrine Biosciences, Inc.*.......      10,900       446,900
  NPS Pharmaceuticals, Inc.*..........      19,100       392,849
  SangStat Medical Corp.*.............      12,800       267,008
  Scios, Inc.*........................      22,400       570,080
  Trimeris, Inc.*.....................      13,600       604,112
                                                    ------------
                                                       2,502,439
                                                    ------------
TRANSPORT -- TRUCK -- 3.2%
  Arkansas Best Corp.*................      21,500       616,857
  Heartland Express, Inc.*............      13,300       249,242
  J.B. Hunt Transportation
    Services, Inc.*...................      18,300       430,965
  Landstar System, Inc.*..............      13,000       637,325
  Swift Transportation, Inc.*.........      26,100       407,160
  Werner Enterprises, Inc.............      26,800       492,584
  Yellow Corp.*.......................      14,800       436,718
                                                    ------------
                                                       3,270,851
                                                    ------------
TRUCKING & LEASING -- 0.1%
  Ryder System, Inc...................       2,500        62,325
                                                    ------------
TOTAL COMMON STOCK
  (Cost: $115,669,597)............................   100,963,697
                                                    ------------
                                        Principal
                                          Amount
----------------------------------------------------------------
TIME DEPOSIT -- 1.2%
----------------------------------------------------------------
  Brown Brothers Harriman
    1.340%, 10/01/02
    (Cost: $1,261,009)................  $1,261,009     1,261,009
                                                    ------------

TOTAL INVESTMENTS -- 100.6%
  (Cost: $116,930,606)............................   102,224,706
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (0.6%)................................      (650,580)
                                                    ------------
NET ASSETS -- 100.0%..............................  $101,574,126
                                                    ------------
                                                    ------------
---------------

  *  Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

GROWTH DISCOVERY FUND INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

  MANAGEMENT TEAM: JOHN C. MCCRAW, Lead Portfolio Manager; TRAVIS T. PRENTICE, Portfolio Manager; THOMAS BLEAKLEY, Portfolio Manager; MICHAEL P. GIGGIE, Investment Analyst; JOHN MAZUR, Investment Analyst; MONTIE L. WEISENBERGER, Investment Analyst

  CHIEF INVESTMENT OFFICER:  HORACIO A. VALEIRAS, CFA

  GOAL: The Growth Discovery Fund seeks to maximize long-term capital appreciation by investing primarily in US companies with "mini" market capitalizations of $750 million and less as measured at time of purchase.

  MARKET OVERVIEW: US equity prices tumbled during the six months ended September 30, 2002. Weakness was broadly based, with all economic sectors, styles, and capitalization segments posting losses. On a relative basis, cyclical issues lagged the broader market, while stocks with more defensive characteristics outperformed.

  A host of concerns contributed to the decline, including a slowdown in the pace of economic recovery, disappointing corporate profits, and revelations of aggressive and improper accounting practices. Rising tensions in the Middle East and the threat of a US-led invasion of Iraq exacerbated already trying conditions.

  Economic worries shifted during the period from uncertainties regarding when the Federal Reserve would tighten monetary policy to concerns equity losses would dampen consumer confidence and spending. While holding interest rates steady so far this year, the Fed adopted an easing bias at its August policy meeting.

  Despite concerns, consumer spending -- the engine of the economy -- remained robust. On another positive note, during the period, the SEC and Congress instituted new rules designed to improve corporate governance and disclosure.

  PERFORMANCE: From April 1, 2002 through September 30, 2002, the Fund lost 31.34% versus the Russell 2000 Growth Index, down 33.84%.

  PORTFOLIO SPECIFICS: Stock selection in the retail and healthcare sectors was the main reason the Fund outperformed this period. An underweight in technology stocks, which continued to trail the broad market, was another positive.

  Top-performing holdings included Tractor Supply, Immucor, and Sierra Health. Tractor Supply, the largest farm and ranch retailer in the US, grew market share and increased purchasing power with vendors. Immucor, a maker of instruments that test blood compatibility prior to transfusion, has made a series of acquisitions that has allowed the company to raise prices. Sierra Health, a managed care provider, benefited from cost controls and margin improvement in its military contracts business.

  As of September 30, 2002, the largest overweight was in healthcare, and the largest underweight was in financial services.

  MARKET OUTLOOK: Our short-term outlook for the US stock market is cautious due to the prospect of war with Iraq and lingering concerns about the strength of economic growth.

  Longer term, however, we are optimistic. Low mortgage rates have driven a record level of refinancing activity, giving consumers more spending power. The Fed will likely cut interest rates before year-end, which should lower companies' borrowing costs and help stimulate business spending. Amid strong consumer and corporate spending, profit growth should accelerate. Attractive valuations, falling interest rates, and rising profits would set the stage for price gains.

  As events unfold, we are confident our bottom-up investment process will continue to lead us to smaller-sized companies with outstanding growth potential for the Fund.

--------------------------------------------------------------------------------

GROWTH DISCOVERY FUND INSTITUTIONAL SHARES -- UNAUDITED
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN GROWTH DISCOVERY FUND INSTITUTIONAL SHARES WITH THE RUSSELL 2000 GROWTH INDEX.

                    ANNUALIZED TOTAL RETURNS
                         As of 9/30/02            SINCE
     1 YEAR                 5 YEARS             INCEPTION
     -16.91%              -0.33%                 10.51%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

             GROWTH DISCOVERY       RUSSELL 2000
         FUND INSTITUTIONAL SHARES  GROWTH INDEX
7/12/95          $250,000             $250,000
7/95                      $261,400      $259,625
8/95                      $266,200      $262,829
9/95                      $275,600      $268,240
10/95                     $270,200      $255,046
11/95                     $278,200      $266,303
12/95                     $287,000      $272,205
1/96                      $284,600      $269,951
2/96                      $301,400      $282,261
3/96                      $317,000      $287,841
4/96                      $365,200      $309,938
5/96                      $408,800      $325,832
6/96                      $371,600      $304,659
7/96                      $319,000      $267,467
8/96                      $340,600      $287,267
9/96                      $359,600      $302,061
10/96                     $349,200      $289,031
11/96                     $361,193      $297,068
12/96                     $369,458      $302,861
1/97                      $384,749      $310,427
2/97                      $358,920      $291,680
3/97                      $329,372      $271,096
4/97                      $319,660      $267,960
5/97                      $374,831      $308,234
6/97                      $408,925      $318,686
7/97                      $444,879      $335,016
8/97                      $477,320      $345,070
9/97                      $522,779      $372,606
10/97                     $488,272      $350,227
11/97                     $483,440      $341,878
12/97                     $480,998      $342,069
1/98                      $473,447      $337,506
2/98                      $510,089      $367,305
3/98                      $556,279      $382,713
4/98                      $565,605      $385,059
5/98                      $533,406      $357,085
6/98                      $542,066      $360,734
7/98                      $498,761      $330,613
8/98                      $371,076      $254,294
9/98                      $402,941      $280,077
10/98                     $416,726      $294,686
11/98                     $459,694      $317,544
12/98                     $521,539      $346,279
1/99                      $536,704      $361,855
2/99                      $472,963      $328,752
3/99                      $479,598      $340,462
4/99                      $516,563      $370,529
5/99                      $495,237      $371,114
6/99                      $544,524      $390,664
7/99                      $539,785      $378,585
8/99                      $560,874      $364,426
9/99                      $582,437      $371,456
10/99                     $634,093      $380,969
11/99                     $751,038      $421,252
12/99                     $963,917      $495,498
1/00                    $1,001,951      $490,885
2/00                    $1,347,951      $605,094
3/00                    $1,207,451      $541,487
4/00                      $988,327      $486,813
5/00                      $853,220      $444,187
6/00                    $1,113,216      $501,568
7/00                      $993,436      $458,583
8/00                    $1,094,483      $506,822
9/00                    $1,048,501      $481,643
10/00                     $913,677      $442,548
11/00                     $728,875      $362,194
12/00                     $764,665      $384,357
1/01                      $805,273      $415,467
2/01                      $688,267      $358,515
3/01                      $622,882      $325,919
4/01                      $701,344      $365,821
5/01                      $748,835      $374,293
6/01                      $794,949      $384,500
7/01                      $757,782      $351,698
8/01                      $726,122      $329,717
9/01                      $618,752      $276,501
10/01                     $660,048      $303,100
11/01                     $691,020      $328,409
12/01                     $738,511      $348,869
1/02                      $728,187      $336,449
2/02                      $690,332      $314,681
3/02                      $748,835      $342,027
4/02                      $750,211      $334,639
5/02                      $720,616      $315,063
6/02                      $697,215      $288,345
7/02                      $558,185      $244,027
8/02                      $550,614      $243,905
9/30/02                   $514,136      $226,295

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the Russell 2000 Growth Index for the periods indicated. The Fund's Class I shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds). The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

The Russell 2000 Growth Index is an unmanaged index comprised of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index is an unmanaged index generally representative of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2002 -- UNAUDITED
--------------------------------------------------------------------------------
GROWTH DISCOVERY FUND

                                            Number
                                          of Shares      Value
-----------------------------------------------------------------
COMMON STOCK -- 92.7%
-----------------------------------------------------------------
AEROSPACE/DEFENSE -- 3.6%
  Esterline Technologies Corp.*.........      19,600  $   326,144
  Herley Industries, Inc.*..............      13,700      254,409
  MTC Technologies, Inc.*...............      16,000      346,400
  United Industrial Corp................      19,000      382,850
                                                      -----------
                                                        1,309,803
                                                      -----------
AEROSPACE/DEFENSE-EQUIPMENT -- 0.0%
  Ducommun, Inc.*.......................         600       10,566
                                                      -----------
APPAREL MANUFACTURERS -- 1.5%
  Gymboree Corp.*.......................      15,100      246,281
  Oshkosh B'Gosh, Inc. Cl. A............       9,100      312,676
                                                      -----------
                                                          558,957
                                                      -----------
APPLICATIONS SOFTWARE -- 1.3%
  Actuant Corp. Cl. A*..................       5,800      214,020
  Elite Information Group, Inc.*........      12,000       83,520
  Scansoft, Inc.*.......................      53,700      177,210
                                                      -----------
                                                          474,750
                                                      -----------
AUTO/TRUCK PARTS & EQUIPMENT -- ORIGINAL -- 0.6%
  Spartan Motors, Inc...................      18,200      205,660
                                                      -----------
BATTERIES/BATTERY SYSTEMS -- 1.3%
  Wilson Greatbatch
    Technologies, Inc.*.................      16,600      461,480
                                                      -----------
BREWERY -- 1.0%
  Boston Beer Company, Inc. Cl. A*......      26,400      366,960
                                                      -----------
BROADCAST SERVICES/PROGRAMMING -- 0.5%
  4KIDS Entertainment, Inc.*............       7,700      182,721
                                                      -----------
BUILDING -- MOBIL HOME/MANUFACTURED HOUSING -- 0.1%
  National R. V. Holdings, Inc.*........       3,500       21,525
                                                      -----------
CASINO SERVICES -- 1.6%
  Scientific Games Corp. Cl. A*.........      48,500      324,998
  Shuffle Master, Inc.*.................      14,100      262,401
                                                      -----------
                                                          587,399
                                                      -----------
COLLECTIBLES -- 0.7%
  Department 56, Inc.*..................      24,500      256,025
                                                      -----------
COMPUTER SERVICES -- 2.0%
  Dynamics Research Corp.*..............      11,700      170,586
  SRA International, Inc. Cl. A*........       6,400      183,232
  Tier Technologies, Inc. Cl. B*........      14,600      276,232
  Tyler Technologies, Inc.*.............      18,000       79,200
                                                      -----------
                                                          709,250
                                                      -----------
COMPUTERS -- 0.8%
  Neoware Systems, Inc.*................      19,700      276,785
                                                      -----------
COMPUTERS -- INTEGRATED SYSTEMS -- 0.9%
  Cray, Inc.*...........................      79,100      312,445
                                                      -----------
                                            Number
                                          of Shares      Value
-----------------------------------------------------------------

CONSULTING SERVICES -- 1.2%
  Advisory Board Co.*...................       4,500  $   133,290
  FTI Consulting, Inc.*.................       7,700      306,152
                                                      -----------
                                                          439,442
                                                      -----------
CONSUMER PRODUCTS-MISCELLANEOUS -- 2.4%
  Central Garden & Pet Co.*.............      18,200      311,402
  Helen Of Troy, Ltd.*..................      23,600      269,040
  Jarden Corp.*.........................      11,300      306,795
                                                      -----------
                                                          887,237
                                                      -----------
DIAGNOSTIC EQUIPMENT -- 0.8%
  Immucor, Inc.*........................      17,100      277,875
                                                      -----------
DIAGNOSTIC KITS -- 0.9%
  Biosite Diagnostics, Inc.*............      11,300      327,587
                                                      -----------
DISPOSABLE MEDICAL PRODUCTS -- 1.8%
  ICU Medical, Inc.*....................      11,100      405,372
  Merit Medical Systems, Inc.*..........      13,700      264,547
                                                      -----------
                                                          669,919
                                                      -----------
DISTRIBUTION/WHOLESALE -- 2.4%
  Aviall, Inc.*.........................      17,900      182,401
  Handleman Co.*........................      46,700      427,305
  ScanSource, Inc.*.....................       4,300      249,615
                                                      -----------
                                                          859,321
                                                      -----------
DIVERSIFIED MANUFACTURING OPERATIONS -- 0.9%
  Smith (A.O.) Corp.....................      12,100      343,882
                                                      -----------
DRUG DELIVERY SYSTEMS -- 1.8%
  Atrix Laboratories, Inc.*.............      16,700      247,160
  Meridian Medical
    Technologies, Inc.*.................      11,300      406,235
                                                      -----------
                                                          653,395
                                                      -----------
ELECTRONIC COMPONENTS -- MISCELLANEOUS -- 2.1%
  Benchmark Electronics, Inc.*..........       9,300      195,765
  DSP Group, Inc.*......................      20,600      330,815
  OSI Systems, Inc.*....................      14,600      252,653
                                                      -----------
                                                          779,233
                                                      -----------
ELECTRONIC COMPONENTS -- SEMICONDUCTORS -- 0.5%
  OmniVision Technologies, Inc.*........      28,200      185,838
                                                      -----------
ELECTRONIC FORMS -- 0.7%
  Docucorp International, Inc.*.........      22,100      239,122
                                                      -----------
ELECTRONIC MEASURE INSTRUMENTS -- 0.6%
  FLIR Systems, Inc.*...................       6,300      220,437
                                                      -----------
ELECTRONIC SECURITY DEVICES -- 0.5%
  Compudyne Corp.*......................      19,600      168,952
                                                      -----------
ENERGY -- ALTERNATE SOURCES -- 0.9%
  Headwaters, Inc.*.....................      23,600      326,152
                                                      -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GROWTH DISCOVERY FUND

                                            Number
                                          of Shares      Value
-----------------------------------------------------------------
COMMON STOCK (Continued)
-----------------------------------------------------------------
ENTERPRISE SOFTWARE/SERVICES -- 0.8%
  Mantech International Corp. Cl. A*....      11,900  $   279,186
                                                      -----------
FILTRATION/SEPARATE PRODUCTS -- 0.5%
  Osmonics, Inc.*.......................      15,800      188,020
                                                      -----------
FOOD -- DAIRY PRODUCTS -- 0.8%
  Horizon Organic Holding Corp.*........      17,500      273,000
                                                      -----------
FOOD -- MISCELLANEOUS/DIVERSIFIED -- 0.8%
  J & J Snack Foods Corp.*..............       8,100      298,485
                                                      -----------
FOOD -- RETAIL -- 0.5%
  Wild Oats Markets, Inc.*..............      20,900      189,772
                                                      -----------
GAMBLING (NON-HOTEL) -- 0.6%
  Isle of Capri Casinos, Inc.*..........      12,300      205,164
                                                      -----------
HUMAN RESOURCES -- 0.8%
  Labor Ready, Inc.*....................      48,700      307,784
                                                      -----------
IDENTIFICATION SYSTEMS/DEVICES -- 0.7%
  Identix, Inc.*........................      45,000      267,750
                                                      -----------
INSTRUMENTS -- SCIENTIFIC -- 0.2%
  OYO Geospace Corp.*...................       5,000       62,450
                                                      -----------
INTERNET FINANCIAL SERVICES -- 1.3%
  Lendingtree, Inc.*....................      18,300      269,742
  Netbank, Inc.*........................      17,800      185,298
                                                      -----------
                                                          455,040
                                                      -----------
LEISURE & RECREATIONAL PRODUCTS -- 0.3%
  Johnson Outdoors, Inc. Cl. A*.........      10,600      111,406
                                                      -----------
LINEN SUPPLY & RELATED ITEMS -- 1.0%
  Angelica Corp.........................      17,400      373,926
                                                      -----------
MEDICAL INFORMATION SYSTEMS -- 2.2%
  Computer Programs & Systems, Inc.*....       6,800      145,384
  Practiceworks, Inc.*..................      23,700      410,010
  Vitalworks, Inc.*.....................      34,800      252,996
                                                      -----------
                                                          808,390
                                                      -----------
MEDICAL INSTRUMENTS -- 3.1%
  Advanced Neuromodulation
    Systems, Inc.*......................       9,400      312,832
  Conceptus, Inc.*......................      27,300      417,690
  Kyphon, Inc.*.........................      16,400      216,480
  Ventana Medical Systems, Inc.*........       9,800      183,554
                                                      -----------
                                                        1,130,556
                                                      -----------
MEDICAL LABS & TESTING SERVICES -- 1.4%
  Bio-Reference Labs, Inc.*.............      21,400      139,100
  Inveresk Research Group, Inc.*........      11,900      224,910
  Labone, Inc.*.........................       8,400      135,744
                                                      -----------
                                                          499,754
                                                      -----------
                                            Number
                                          of Shares      Value
-----------------------------------------------------------------

MEDICAL PRODUCTS -- 6.0%
  Alaris Medical, Inc.*.................      27,500  $   131,175
  American Medical Systems
    Holdings, Inc.*.....................      23,200      481,400
  Cantel Medical Corp.*.................       2,200       22,220
  Cyberonics, Inc.*.....................      14,600      251,266
  Hanger Orthopedic Group, Inc.*........      13,900      221,010
  Healthtronics Surgical
    Services, Inc.*.....................      12,500      104,625
  Inamed Corp.*.........................      11,900      273,700
  Osteotech, Inc.*......................      30,700      158,412
  Wright Medical Group, Inc.*...........      14,400      274,032
  Zoll Medical Corp.*...................       9,300      282,720
                                                      -----------
                                                        2,200,560
                                                      -----------
MEDICAL -- BIOMEDICAL/GENETICS -- 0.7%
  Exact Sciences Corp.*.................      19,600      262,052
                                                      -----------
MEDICAL -- DRUGS -- 1.1%
  CIMA Labs, Inc.*......................      15,400      387,310
                                                      -----------
MEDICAL -- HMO -- 3.0%
  AMERIGROUP Corp.*.....................      12,200      409,310
  Centene Corp.*........................      12,200      325,618
  Sierra Health Services, Inc.*.........      19,700      353,418
                                                      -----------
                                                        1,088,346
                                                      -----------
MEDICAL -- OUTPATIENT/HOME MEDICAL CARE -- 0.8%
  Prime Medical Services, Inc.*.........      32,000      295,648
                                                      -----------
NETWORKING PRODUCTS -- 0.6%
  SafeNet, Inc.*........................      14,100      228,984
                                                      -----------
OFFICE SUPPLIES & FORMS -- 0.7%
  New England Business
    Services, Inc.......................      12,100      255,915
                                                      -----------
OIL COMPANIES -- EXPLORATION & PRODUCTION -- 2.6%
  Evergreen Resources, Inc.*............       4,600      188,508
  Key Production Co., Inc.*.............      18,200      294,840
  Unit Corp.*...........................      24,200      463,430
                                                      -----------
                                                          946,778
                                                      -----------
OIL FIELD MACHINERY & EQUIPMENT -- 1.1%
  Dril-Quip, Inc.*......................       7,200      121,320
  Hydril Co.*...........................      11,700      291,096
                                                      -----------
                                                          412,416
                                                      -----------
OIL & GAS DRILLING -- 2.0%
  Atwood Oceanics, Inc.*................      10,600      310,050
  Grey Wolf, Inc.*......................     114,100      410,760
                                                      -----------
                                                          720,810
                                                      -----------
OIL -- FIELD SERVICES -- 2.6%
  Horizon Offshore, Inc.*...............      34,900      146,964
  Tetra Technologies, Inc.*.............      15,100      304,265

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------

                                            Number
                                          of Shares      Value
-----------------------------------------------------------------
COMMON STOCK (Continued)
-----------------------------------------------------------------
OIL -- FIELD SERVICES (CONTINUED)
  W-H Energy Services, Inc.*............      19,000  $   328,700
  Willbros Group, Inc.*.................      17,500      181,650
                                                      -----------
                                                          961,579
                                                      -----------
OPTICAL SUPPLIES -- 1.0%
  Advanced Medical Optics, Inc.*........      39,900      379,449
                                                      -----------
RADIO -- 0.7%
  Saga Communications, Inc. Cl. A*......      14,525      268,712
                                                      -----------
REAL ESTATE OPERATION/DEVELOPMENT -- 1.2%
  Corrections Corp. of America*.........      29,800      418,690
                                                      -----------
RECREATIONAL VEHICLES -- 0.7%
  Arctic Cat, Inc.......................      17,400      242,904
                                                      -----------
RECYCLING -- 0.0%
  Imco Recycling, Inc.*.................       2,600       15,730
                                                      -----------
REMEDIATION SERVICES -- 0.7%
  Clean Harbors, Inc.*..................      28,300      262,624
                                                      -----------
RENTAL AUTO/EQUIPMENT -- 0.9%
  Aaron Rents, Inc......................       8,800      202,400
  Rent-Way, Inc.*.......................      37,700      113,100
                                                      -----------
                                                          315,500
                                                      -----------
RETAIL -- APPAREL/SHOE -- 3.3%
  Casual Male Retail Group, Inc.*.......      47,700      192,708
  Goody's Family Clothing, Inc.*........      35,700      168,504
  Hot Topic, Inc.*......................      14,900      268,647
  Jos A Bank Clothiers, Inc.*...........      14,900      266,859
  Mothers Work, Inc.*...................       8,300      315,649
                                                      -----------
                                                        1,212,367
                                                      -----------
RETAIL -- AUTO PARTS -- 0.8%
  CSK Auto Corp.*.......................      23,300      290,784
                                                      -----------
RETAIL -- BEDDING -- 0.5%
  Select Comfort Corp.*.................      29,800      183,270
                                                      -----------
RETAIL -- COMPUTER EQUIPMENT -- 0.3%
  GTSI Corp.*...........................      11,700      102,960
                                                      -----------
RETAIL -- GARDENING PRODUCTS -- 0.9%
  Tractor Supply Co.*...................      10,800      343,224
                                                      -----------
RETAIL -- LEISURE PRODUCTS -- 0.6%
  Party City Corp.*.....................      16,000      220,000
                                                      -----------
RETAIL -- MISCELLANEOUS/DIVERSIFIED -- 1.0%
  Blue Rhino Corp.*.....................      23,900      365,431
                                                      -----------
RETAIL -- MUSIC STORE -- 1.0%
  Guitar Center, Inc.*..................      20,100      377,478
                                                      -----------
RETAIL -- PETROLEUM PRODUCTS -- 0.9%
  World Fuel Services Corp..............      17,600      339,680
                                                      -----------
                                            Number
                                          of Shares      Value
-----------------------------------------------------------------

RETAIL -- RESTAURANTS -- 1.6%
  Chicago Pizza & Brewery, Inc.*........      35,500  $   244,595
  CKE Restaurants, Inc.*................      23,000       92,000
  Landry's Restaurants, Inc.............      10,400      234,936
                                                      -----------
                                                          571,531
                                                      -----------
RETAIL -- VIDEO RENTAL -- 0.7%
  Movie Gallery, Inc.*..................      15,850      237,909
                                                      -----------
RUBBER & PLASTICS -- 0.6%
  Myers Industries, Inc.................      18,250      228,673
                                                      -----------
SEMICONDUCTOR EQUIPMENT -- 0.9%
  Cohu, Inc.............................      14,500      163,850
  Mykrolis Corp.*.......................      29,000      178,350
                                                      -----------
                                                          342,200
                                                      -----------
TELECOMMUNICATIONS EQUIPMENT FIBER OPTICS -- 0.0%
  OpticNet, Inc.*.......................      15,750            0
                                                      -----------
TEXTILE -- APPAREL -- 0.4%
  Perry Ellis International, Inc.*......      11,900      130,900
                                                      -----------
THERAPEUTICS -- 1.7%
  Medicines Co.*........................      32,500      356,785
  SangStat Medical Corp.*...............      12,200      254,492
                                                      -----------
                                                          611,277
                                                      -----------
TRANSPORT -- TRUCK -- 1.3%
  Celadon Group, Inc.*..................      24,800      275,280
  Knight Transportation, Inc.*..........      13,200      204,600
                                                      -----------
                                                          479,880
                                                      -----------
TRAVEL SERVICES -- 0.7%
  Pegasus Solutions, Inc.*..............      22,500      237,375
                                                      -----------
X-RAY EQUIPMENT -- 0.7%
  Hologic, Inc.*........................      26,500      259,700
                                                      -----------
TOTAL COMMON STOCK
  (Cost: $35,205,474)...............................   33,762,047
                                                      -----------

                                          Principal
                                            Amount
-----------------------------------------------------------------
TIME DEPOSIT -- 7.2%
-----------------------------------------------------------------
  Bank One Grand Cayman
    1.340%, 10/01/02
    (Cost: $2,628,884)..................  $2,628,884    2,628,884
                                                      -----------

TOTAL INVESTMENTS -- 99.9%
  (Cost: $37,834,358).............................    36,390,931
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.1%.............................        48,196
                                                     -----------
NET ASSETS -- 100.0%..............................   $36,439,127
                                                     -----------
                                                     -----------
---------------

  *  Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

LARGE CAP VALUE FUND INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

  MANAGEMENT TEAM: MARK STUCKELMAN, Lead Portfolio Manager; JOHN GRAVES, Investment Analyst; AERUS TRAN, Investment Analyst; MARK P. ROEMER, Product Specialist

  CHIEF INVESTMENT OFFICER:  HORACIO A. VALEIRAS, CFA

  GOAL: The Large Cap Value Fund seeks long-term capital appreciation through investments in a diversified portfolio comprised predominantly of US companies with larger market capitalizations that, in the opinion of the Investment Adviser, are undervalued relative to other market measures.

  MARKET OVERVIEW: US stock prices tumbled during the six months ended September 30, 2002. Concerns about the pace of economic recovery and corporate profit growth precipitated the decline. In addition, doubts about the quality of companies' earnings reports shook investor confidence. Rising tensions between Israel and Palestine and the US and Iraq added to selling pressure.

  Within the universe of US equities, returns for all economic sectors, styles, and capitalization ranges were negative. On a relative basis, small- and large-cap stocks produced similar results, while value issues outperformed growth.

  Weakness in corporate IT spending continued to plague the technology sector. Telecommunications companies struggled with overcapacity, and both telecom and energy utilities faced liquidity problems and corporate governance issues.

  Healthcare and consumer non-durables stocks performed well versus other sectors. Amid economic and stock market weakness, investors gravitated toward the stable demand and profits characteristic of these companies. Financial services stocks, which also held up well, benefited from robust mortgage banking activity and growing expectations the Federal Reserve would lower short-term interest rates before year-end.

  PERFORMANCE: During the six months ended September 30, 2002, the Fund lost 29.27% compared to the Russell 1000 Value Index, down 25.70%, and the S&P 500 Stock Index, off 28.36%.

  PORTFOLIO SPECIFICS: Stock selection in the healthcare, transportation, and telecommunications sectors unfavorably affected results versus the benchmark this period. In healthcare, negative performance was very stock-specific in nature. In transportation, the Fund was hurt by exposure to the airline industry, where revenues did not rebound as quickly as expected after last year's terrorist strikes. And while we avoided some of the hardest-hit telecommunication services names, the telecom stocks the Fund did own came under pressure.

  In contrast, issue selection among consumer services and chemical companies favorably affected returns. Strong-performing holdings included Metro-Goldwyn-Mayer, the motion picture company; Fox Entertainment Group, the TV broadcaster; and Praxair, an industrial gas producer.

  During the period, we took advantage of the steep market sell-off to initiate a number of positions in high-quality companies trading at historically low valuations. These bottom-up stock decisions did not result in any significant changes to industry weights. As of September 30, 2002, the Fund remained well diversified.

  MARKET OUTLOOK: We are optimistic about the return prospects for value stocks and the Fund. The Fed is likely to step up already accommodative monetary policy by cutting rates during the fourth quarter. While near-term risks to the US economy remain, we expect conditions will improve over the coming months, driving corporate earnings higher. Finally, we believe the Fund is well positioned with holdings in fundamentally sound, financially strong companies purchased at compelling valuations.

--------------------------------------------------------------------------------

LARGE CAP VALUE FUND INSTITUTIONAL SHARES -- UNAUDITED
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN LARGE CAP VALUE FUND INSTITUTIONAL SHARES WITH THE RUSSELL 1000 VALUE INDEX.

                    ANNUALIZED TOTAL RETURNS
                         As of 9/30/02            SINCE
     1 YEAR                 5 YEARS             INCEPTION
     -20.14%              0.82%                   9.47%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

         LARGE CAP VALUE FUND  RUSSELL 1000
         INSTITUTIONAL SHARES  VALUE INDEX
4/30/96              $250,000      $250,000
5/96                 $256,600      $253,125
6/96                 $263,800      $253,328
7/96                 $257,600      $243,752
8/96                 $264,800      $250,723
9/96                 $278,800      $260,702
10/96                $288,600      $270,791
11/96                $311,581      $290,423
12/96                $310,622      $286,706
1/97                 $327,247      $300,611
2/97                 $331,246      $305,030
3/97                 $316,936      $294,049
4/97                 $333,350      $306,399
5/97                 $358,183      $323,527
6/97                 $369,758      $337,406
7/97                 $412,900      $362,779
8/97                 $403,430      $349,864
9/97                 $428,684      $370,996
10/97                $412,269      $360,645
11/97                $425,854      $376,586
12/97                $436,586      $387,582
1/98                 $434,531      $382,078
2/98                 $469,924      $407,792
3/98                 $500,065      $432,749
4/98                 $502,805      $435,648
5/98                 $500,750      $429,201
6/98                 $511,938      $434,695
7/98                 $501,864      $427,000
8/98                 $424,288      $363,463
9/98                 $448,323      $384,326
10/98                $479,972      $414,111
11/98                $502,997      $433,408
12/98                $524,487      $448,144
1/99                 $530,983      $451,729
2/99                 $512,743      $445,360
3/99                 $522,238      $454,579
4/99                 $563,217      $497,037
5/99                 $554,472      $491,569
6/99                 $570,214      $505,825
7/99                 $558,969      $491,004
8/99                 $538,979      $472,788
9/99                 $516,990      $456,240
10/99                $553,222      $482,520
11/99                $531,483      $478,756
12/99                $571,041      $481,054
1/00                 $535,602      $465,372
2/00                 $492,372      $430,795
3/00                 $546,661      $483,352
4/00                 $546,661      $477,745
5/00                 $545,656      $482,761
6/00                 $521,276      $460,699
7/00                 $539,624      $466,458
8/00                 $569,784      $492,393
9/00                 $578,330      $496,923
10/00                $607,485      $509,147
11/00                $583,226      $490,258
12/00                $615,670      $514,819
1/01                 $625,048      $516,827
2/01                 $611,868      $502,459
3/01                 $593,618      $484,723
4/01                 $627,329      $508,474
5/01                 $647,607      $519,915
6/01                 $637,468      $508,373
7/01                 $637,468      $507,305
8/01                 $607,052      $486,962
9/01                 $559,147      $452,680
10/01                $556,359      $448,787
11/01                $597,010      $474,861
12/01                $609,399      $486,068
1/02                 $596,752      $482,325
2/02                 $601,140      $483,097
3/02                 $631,339      $505,948
4/02                 $606,560      $488,594
5/02                 $613,529      $491,037
6/02                 $568,102      $462,851
7/02                 $512,350      $419,806
8/02                 $510,027      $422,954
9/30/02              $446,532      $375,922

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the Russell 1000 Value Index for the periods indicated. The Fund's Class I shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds). The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The unmanaged index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2002 -- UNAUDITED
--------------------------------------------------------------------------------
LARGE CAP VALUE FUND

                                           Number
                                          of Shares     Value
----------------------------------------------------------------
COMMON STOCK -- 99.8%
----------------------------------------------------------------
AEROSPACE/DEFENSE -- 1.0%
  Raytheon Co...........................    13,300   $   389,690
                                                     -----------
AIRLINES -- 0.7%
  Delta Air Lines, Inc..................    27,900       259,191
                                                     -----------
APPLICATIONS SOFTWARE -- 2.1%
  Microsoft Corp.*......................    18,500       808,265
                                                     -----------
BEVERAGES -- NON-ALCOHOLIC -- 2.1%
  PepsiCo, Inc..........................    21,600       798,120
                                                     -----------
BROADCAST SERVICES/PROGRAMMING -- 2.5%
  Fox Entertainment Group Cl. A.*.......    43,800       964,914
                                                     -----------
CHEMICALS -- DIVERSIFIED -- 1.9%
  Dow Chemical Co.......................     5,300       144,743
  PPG Industries, Inc...................    12,700       567,690
                                                     -----------
                                                         712,433
                                                     -----------
COMMERCIAL BANKS -- WESTERN US -- 1.3%
  City National Corp....................    10,200       477,054
                                                     -----------
COMPUTER SERVICES -- 2.3%
  Computer Sciences Corp.*..............    13,100       364,049
  Electronic Data Systems Corp..........    35,600       497,688
                                                     -----------
                                                         861,737
                                                     -----------
CONSUMER PRODUCTS -- MISCELLANEOUS -- 1.3%
  Fortune Brands, Inc...................    10,600       501,274
                                                     -----------
COSMETICS & TOILETRIES -- 3.0%
  Procter & Gamble Co...................    12,800     1,144,064
                                                     -----------
DISTRIBUTION/WHOLESALE -- 1.3%
  W.W. Grainger, Inc....................    11,500       489,325
                                                     -----------
DIVERSIFIED FINANCIAL SERVICES -- 3.2%
  Citigroup, Inc........................    41,300     1,224,545
                                                     -----------
DIVERSIFIED MANUFACTURING OPERATIONS -- 3.6%
  3M Co.................................     7,000       769,790
  Honeywell International, Inc..........    26,900       582,654
                                                     -----------
                                                       1,352,444
                                                     -----------
ELECTRIC -- INTEGRATED -- 4.7%
  Duke Energy Corp......................    34,300       670,565
  FPL Group, Inc........................    12,700       683,260
  P G & E Corp.*........................    39,900       449,274
                                                     -----------
                                                       1,803,099
                                                     -----------
FIDUCIARY BANKS -- 1.7%
  State Street Corp.....................    16,300       629,832
                                                     -----------
FINANCE -- CREDIT CARD -- 1.6%
  Capital One Financial Corp............    17,000       593,640
                                                     -----------
                                           Number
                                          of Shares     Value
----------------------------------------------------------------

FINANCE -- INVESTMENT BANKERS/BROKERS -- 2.5%
  Goldman Sachs Group, Inc..............     7,300   $   482,019
  Morgan Stanley Dean Witter & Co.......    13,700       464,156
                                                     -----------
                                                         946,175
                                                     -----------
FINANCE -- MORTGAGE LOAN/BANKER -- 1.7%
  Fannie Mae............................    11,100       660,894
                                                     -----------
INDUSTRIAL GASES -- 1.3%
  Praxair, Inc..........................     9,700       495,767
                                                     -----------
INSTRUMENTS -- CONTROLS -- 1.3%
  Johnson Controls, Inc.................     6,200       476,284
                                                     -----------
LIFE/HEALTH INSURANCE -- 3.0%
  John Hancock Financial Services,
    Inc.................................    20,900       581,020
  Lincoln National Corp.................    18,100       552,955
                                                     -----------
                                                       1,133,975
                                                     -----------
MEDICAL -- DRUGS -- 5.5%
  Abbott Laboratories...................    13,000       525,200
  Merck & Co............................    17,700       809,067
  Wyeth.................................    24,500       779,100
                                                     -----------
                                                       2,113,367
                                                     -----------
METAL -- ALUMINUM -- 1.4%
  Alcoa, Inc............................    27,300       526,890
                                                     -----------
MONEY CENTER BANKS -- 3.8%
  Bank of America Corp..................    17,500     1,116,500
  J.P. Morgan Chase.....................    16,700       317,133
                                                     -----------
                                                       1,433,633
                                                     -----------
MOTION PICTURES & SERVICES -- 1.4%
  Metro-Goldwyn-Mayer, Inc.*............    45,300       541,335
                                                     -----------
MULTI-LINE INSURANCE -- 2.4%
  American International Group, Inc.....    17,000       929,900
                                                     -----------
MULTIMEDIA -- 2.7%
  Viacom, Inc. -- Cl. B*................    14,700       596,085
  Walt Disney Co........................    29,300       443,602
                                                     -----------
                                                       1,039,687
                                                     -----------
OFFICE AUTOMATION & EQUIPMENT -- 1.0%
  Pitney Bowes, Inc.....................    13,000       396,370
                                                     -----------
OIL COMPANIES -- EXPLORATION & PRODUCTION -- 1.1%
  Kerr-McGee Corp.......................     9,900       430,056
                                                     -----------
OIL COMPANIES -- INTEGRATED -- 9.2%
  ChevronTexaco Corp....................     8,900       616,325
  ConocoPhillips........................    19,910       920,639
  Exxon Mobil Corp......................    61,800     1,971,420
                                                     -----------
                                                       3,508,384
                                                     -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------

                                           Number
                                          of Shares     Value
----------------------------------------------------------------
COMMON STOCK (Continued)
----------------------------------------------------------------
PAPER & RELATED PRODUCTS -- 1.3%
  International Paper Co................    14,800   $   494,172
                                                     -----------
PHYSICAL THERAPY/REHABILITATION CENTERS -- 0.5%
  HEALTHSOUTH Corp.*....................    41,800       173,470
                                                     -----------
PROPERTY/CASUALTY INSURANCE -- 3.3%
  Chubb Corp............................    10,900       597,647
  Travelers Property Casualty Corp.
    Cl. A*..............................    51,157       675,272
                                                     -----------
                                                       1,272,919
                                                     -----------
PUBLISHING -- NEWSPAPERS -- 3.2%
  Knight Ridder, Inc....................    11,600       654,356
  Dow Jones & Co........................    14,600       560,786
                                                     -----------
                                                       1,215,142
                                                     -----------
RETAIL -- REGIONAL DEPARTMENT STORES -- 1.7%
  Federated Department Stores, Inc.*....    22,000       647,680
                                                     -----------
SAVINGS & LOANS/THRIFTS -- WESTERN US -- 1.3%
  Washington Mutual, Inc................    16,300       512,961
                                                     -----------
SUPER-REGIONAL BANKS -- US -- 8.3%
  FleetBoston Financial Corp............    19,900       404,567
  KeyCorp...............................    27,100       676,687
  Wachovia Corp.........................    27,200       889,168
  Wells Fargo & Co......................    24,900     1,199,184
                                                     -----------
                                                       3,169,606
                                                     -----------
TELEPHONE -- INTEGRATED -- 6.9%
  AT&T Corp.............................    37,600       451,576
                                           Number
                                          of Shares     Value
----------------------------------------------------------------

TELEPHONE -- INTEGRATED (CONTINUED)
  Bellsouth Corp........................    38,200   $   701,352
  SBC Communications, Inc...............    29,600       594,960
  Verizon Communications, Inc...........    32,600       894,544
                                                     -----------
                                                       2,642,432
                                                     -----------
TOBACCO -- 0.7%
  Philip Morris Co., Inc................     7,100       275,480
                                                     -----------
TOTAL COMMON STOCK
  (Cost: $44,816,351)..............................   38,046,206
                                                     -----------

                                          Principal
                                           Amount
----------------------------------------------------------------
TIME DEPOSIT -- 2.1%
----------------------------------------------------------------
  Bank One Grand Cayman
    1.340%, 10/01/02....................  $160,580       160,580
  Brown Brothers Harriman
    1.340%, 10/01/02....................   665,153       665,153
                                                     -----------
TOTAL TIME DEPOSIT
  (Cost: $825,733).................................      825,733
                                                     -----------

TOTAL INVESTMENTS -- 101.9%
  (Cost: $45,642,084).............................    38,871,939
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (1.9%)................................      (742,464)
                                                     -----------
NET ASSETS -- 100.0%..............................   $38,129,475
                                                     -----------
                                                     -----------
---------------

* Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

VALUE OPPORTUNITIES FUND INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

  MANAGEMENT TEAM: MARK STUCKELMAN, Lead Portfolio Manager; JOHN GRAVES, Investment Analyst; AERUS TRAN, Investment Analyst; MARK P. ROEMER, Product Specialist

  CHIEF INVESTMENT OFFICER:  HORACIO A. VALEIRAS, CFA

  GOAL: The Small Cap Value Fund seeks to maximize long-term capital appreciation through investments primarily in US companies with market capitalizations that, in the opinion of the Investment Adviser, are undervalued in the marketplace.

  MARKET OVERVIEW: US stock prices tumbled during the six months ended September 30, 2002. Concerns about the pace of economic recovery and corporate profit growth precipitated the decline. In addition, doubts about the quality of companies' earnings reports shook investor confidence. Rising tensions between Israel and Palestine and the US and Iraq added to selling pressure.

  Within the universe of US equities, returns for all economic sectors, styles, and capitalization ranges were negative. On a relative basis, small- and large-cap stocks produced similar results, while value issues outperformed growth.

  Weakness in corporate IT spending continued to plague the technology sector. Telecommunications companies struggled with overcapacity, and both telecom and energy utilities confronted liquidity problems and corporate governance issues.

  Healthcare and consumer non-durables stocks performed well versus other sectors. Amid economic and stock market weakness, investors gravitated toward the stable demand and profits characteristic of these companies. Financial services stocks, which also held up well, benefited from robust mortgage banking activity and growing expectations the Federal Reserve would lower short-term interest rates before year-end.

  PERFORMANCE: From April 1, 2002 through September 30, 2002, the Fund declined 22.54%, ahead of the Russell 2000 Value Index, which dropped 22.95%. Since its May 1, 2001 inception, the Fund lost 2.07%, annualized, versus the Russell 2000 Value Index, down -6.37%.

  PORTFOLIO SPECIFICS: In a difficult climate, the Fund kept pace with its benchmark. On the negative side, stock selection in the energy sector detracted from performance, as did issue selection among utilities.

  On a positive note, stock selection in the producers/ manufacturing sector was strong. For example, IMC Global, a fertilizer producer, was a top performer. The company benefited from expectations high corn prices in the Midwest would boost demand and improve pricing. Select retail positions also helped returns, including Duane Reade, a drugstore chain experiencing strong pharmacy sales.

  CIMA Labs, a position we initiated this period, was another strong performer. CIMA makes drug delivery systems that facilitate absorption of pharmaceuticals. The company has a strong balance sheet and is introducing new products and expanding manufacturing capacity.

  During the period, we took advantage of the steep market sell-off to initiate several positions in high-quality companies trading at historically low valuations. These bottom-up decisions did not result in any major changes to industry weights.

  MARKET OUTLOOK: We are optimistic about the return prospects for value stocks and the Fund. The Fed is likely to step up already accommodative monetary policy by cutting rates during the fourth quarter. While near-term risks to the US economy remain, we expect conditions will improve over the coming months, driving corporate earnings higher. Finally, we believe the Fund is well positioned with holdings in fundamentally sound, financially strong companies purchased at compelling valuations.

--------------------------------------------------------------------------------

VALUE OPPORTUNITIES FUND INSTITUTIONAL SHARES -- UNAUDITED
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN VALUE OPPORTUNITIES FUND INSTITUTIONAL SHARES WITH THE RUSSELL 2000 VALUE INDEX.

          ANNUALIZED TOTAL RETURNS
                As of 9/30/02
                                     SINCE
  1 YEAR                           INCEPTION
   0.05%                             5.66%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          VALUE OPPORTUNITIES FUND
            INSTITUTIONAL SHARES    RUSSELL 2000 VALUE INDEX
12/30/97                  $250,000                  $250,000
12/97                     $248,617                  $250,504
1/98                      $246,355                  $245,969
2/98                      $267,925                  $260,851
3/98                      $280,698                  $271,441
4/98                      $283,771                  $272,771
5/98                      $274,008                  $263,115
6/98                      $271,752                  $261,642
7/98                      $252,912                  $241,155
8/98                      $209,998                  $203,390
9/98                      $219,489                  $214,882
10/98                     $230,594                  $221,264
11/98                     $242,745                  $227,260
12/98                     $251,379                  $234,396
1/99                      $239,838                  $229,075
2/99                      $224,921                  $213,429
3/99                      $216,720                  $211,658
4/99                      $237,553                  $230,982
5/99                      $247,108                  $238,073
6/99                      $256,810                  $246,692
7/99                      $255,260                  $240,845
8/99                      $246,962                  $232,030
9/99                      $239,174                  $227,389
10/99                     $230,648                  $222,842
11/99                     $236,639                  $224,000
12/99                     $240,256                  $230,877
1/00                      $233,732                  $224,828
2/00                      $230,083                  $238,565
3/00                      $248,579                  $239,687
4/00                      $257,324                  $241,101
5/00                      $255,258                  $237,412
6/00                      $260,240                  $244,344
7/00                      $260,563                  $252,481
8/00                      $277,078                  $263,767
9/00                      $281,274                  $262,263
10/00                     $283,121                  $261,319
11/00                     $275,691                  $255,988
12/00                     $305,403                  $283,507
1/01                      $318,153                  $291,332
2/01                      $318,314                  $290,924
3/01                      $313,098                  $286,269
4/01                      $334,350                  $299,523
5/01                      $354,411                  $307,221
6/01                      $361,633                  $319,572
7/01                      $365,110                  $312,413
8/01                      $361,098                  $311,320
9/01                      $324,453                  $276,950
10/01                     $334,350                  $284,178
11/01                     $351,469                  $304,611
12/01                     $379,885                  $323,253
1/02                      $383,641                  $327,552
2/02                      $384,446                  $329,550
3/02                      $419,054                  $354,234
4/02                      $428,175                  $366,703
5/02                      $415,298                  $354,565
6/02                      $408,859                  $346,729
7/02                      $350,106                  $295,205
8/02                      $347,960                  $293,906
9/30/02                   $324,619                  $272,921

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the Russell 2000 Value Index for the periods indicated. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. The Fund's performance includes historical performance of comparable managed institutional pooled accounts managed by the Investment Adviser prior to the inception of the Fund. The Fund commenced operations on May 1, 2001. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

The Russell 2000 Value Index measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The unmanaged index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2002 -- UNAUDITED
--------------------------------------------------------------------------------
VALUE OPPORTUNITIES FUND

                                           Number
                                          of Shares     Value
----------------------------------------------------------------
COMMON STOCK -- 96.5%
----------------------------------------------------------------
AEROSPACE/DEFENSE -- EQUIPMENT -- 1.7%
  AAR Corp..............................    16,200   $    76,950
  Kaman Corp. Cl. A.....................     9,600       117,600
                                                     -----------
                                                         194,550
                                                     -----------
AGRICULTURAL CHEMICALS -- 2.9%
  Agrium, Inc...........................    21,800       199,470
  IMC Global, Inc.......................    10,200       122,910
                                                     -----------
                                                         322,380
                                                     -----------
AGRICULTURAL OPERATIONS -- 1.4%
  Delta & Pine Land Co..................     8,500       159,290
                                                     -----------
APPAREL MANUFACTURERS -- 1.4%
  Quiksilver, Inc.*.....................     6,700       151,353
                                                     -----------
AUTO/TRUCK PARTS & EQUIPMENT -- ORIGINAL -- 1.0%
  Collins & Aikman Corp.*...............    30,800       110,572
                                                     -----------
BUILDING PRODUCTS -- CEMENT/AGGREGATE -- 0.2%
  US Concrete, Inc.*....................     3,400        17,850
                                                     -----------
BUILDING & CONSTRUCTION PRODUCTS -- MISCELLANEOUS -- 2.4%
  Elkcorp...............................     7,300       124,611
  NCI Building Systems, Inc.*...........     7,400       139,120
                                                     -----------
                                                         263,731
                                                     -----------
CELLULAR TELECOMMUNICATIONS -- 0.9%
  Price Communications Corp.*...........     9,300       105,090
                                                     -----------
CHEMICALS -- DIVERSIFIED -- 1.2%
  FMC Corp.*............................     5,400       139,428
                                                     -----------
CHEMICALS -- SPECIALTY -- 1.6%
  Cytec Industries, Inc.*...............     3,400        74,630
  OM Group, Inc.........................     2,500       107,000
                                                     -----------
                                                         181,630
                                                     -----------
COMMERCIAL BANKS -- CENTRAL US -- 3.6%
  Associated Banc Corp..................     4,410       139,929
  FirstMerit Corp.......................     5,800       124,236
  Provident Financial Group, Inc........     5,600       140,504
                                                     -----------
                                                         404,669
                                                     -----------
COMMERCIAL BANKS -- EASTERN US -- 3.9%
  Community Bank Systems, Inc...........     4,700       139,261
  FNB Corp..............................     5,238       146,769
  Riggs National Corp...................    10,400       148,616
                                                     -----------
                                                         434,646
                                                     -----------
COMMERCIAL SERVICES -- 1.0%
  SOURCECORP, Inc.*.....................     5,600       114,296
                                                     -----------
COMPUTER SERVICES -- 0.7%
  MCSI, Inc.*...........................    16,200        80,190
                                                     -----------
COMPUTERS -- INTEGRATED SYSTEMS -- 0.6%
  McData Corp.*.........................    11,200        61,488
                                                     -----------
CONSUMER PRODUCTS -- MISCELLANEOUS -- 1.3%
  Helen of Troy, Ltd.*..................    12,400       141,360
                                                     -----------
                                           Number
                                          of Shares     Value
----------------------------------------------------------------

COSMETICS & TOILETRIES -- 1.3%
  Elizabeth Arden, Inc.*................    11,900   $   142,681
                                                     -----------
DISTRIBUTION/WHOLESALE -- 1.0%
  Handleman Co.*........................    12,700       116,205
                                                     -----------
DIVERSIFIED MANUFACTURING OPERATIONS -- 2.1%
  Ameron International Corp.............     2,200       108,218
  Tredegar Corp.........................     7,800       130,650
                                                     -----------
                                                         238,868
                                                     -----------
DIVERSIFIED OPERATIONS/COMMERCIAL SERVICES -- 1.2%
  Viad Corp.............................     6,800       138,924
                                                     -----------
ELECTRIC -- INTEGRATED -- 1.1%
  Cleco Corp............................     9,100       122,577
                                                     -----------
ELECTRONIC COMPONENTS -- SEMICONDUCTORS -- 0.8%
  GlobespanVirata, Inc.*................    36,000        84,960
                                                     -----------
ENTERPRISE SOFTWARE/SERVICES -- 2.1%
  Business Objects S.A. -- ADR*.........    10,300       109,386
  Novell, Inc.*.........................    57,500       120,750
                                                     -----------
                                                         230,136
                                                     -----------
FINANCE -- AUTO LOANS -- 1.6%
  AmeriCredit Corp.*....................    22,700       183,189
                                                     -----------
FINANCE -- MORTGAGE LOAN/BANKER -- 1.1%
  New Century Financial Corp............     5,200       121,680
                                                     -----------
GARDEN PRODUCTS -- 1.3%
  Toro Co...............................     2,600       146,250
                                                     -----------
GAS -- DISTRIBUTION -- 3.4%
  Energen Corp..........................     4,600       116,426
  NUI Corp..............................     5,900       127,440
  UGI Corp..............................     3,700       134,495
                                                     -----------
                                                         378,361
                                                     -----------
IDENTIFICATION SYSTEMS/DEVICES -- 1.3%
  Paxar Corp.*..........................     9,700       141,038
                                                     -----------
INDUSTRIAL AUTOMATION/ROBOTICS -- 1.3%
  Gerber Scientific, Inc.*..............    37,900       145,915
                                                     -----------
INTERNET INFRASTRUCTURE EQUIPMENT -- 1.0%
  Avocent Corp.*........................     8,200       109,716
                                                     -----------
INVESTMENT COMPANIES -- 1.2%
  McG Capital Corp......................    10,100       133,118
                                                     -----------
LIFE/HEALTH INSURANCE -- 1.4%
  Protective Life Corp..................     5,200       160,004
                                                     -----------
MACHINERY -- ELECTRICAL -- 1.1%
  Regal-Beloit Corp.....................     7,000       119,770
                                                     -----------
MEDICAL PRODUCTS -- 1.0%
  Viasys Healthcare, Inc.*..............     7,500       115,500
                                                     -----------
MEDICAL -- DRUGS -- 1.3%
  CIMA Labs, Inc.*......................     5,600       140,840
                                                     -----------
METAL PROCESSORS & FABRICATION -- 1.3%
  Quanex Corp...........................     4,300       149,210
                                                     -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------

                                           Number
                                          of Shares     Value
----------------------------------------------------------------
COMMON STOCK (Continued)
----------------------------------------------------------------
NETWORKING PRODUCTS -- 1.0%
  3COM Corp.*...........................    27,300   $   107,562
                                                     -----------
OIL REFINING & MARKETING -- 0.9%
  Tesoro Petroleum Corp.*...............    37,000       103,600
                                                     -----------
OIL -- FIELD SERVICES -- 2.8%
  Cal Dive International, Inc.*.........     7,000       141,169
  Newpark Resources, Inc.*..............    25,200        99,792
  Petroleum Geo -- Services ASA --
    ADR*................................    96,800        73,568
                                                     -----------
                                                         314,529
                                                     -----------
PAPER & RELATED PRODUCTS -- 1.0%
  P.H. Glatfelter Co....................    10,100       116,655
                                                     -----------
PIPELINES -- 0.7%
  Aquila, Inc...........................    19,800        81,180
                                                     -----------
PRINTING -- COMMERCIAL -- 1.4%
  Valassis Communications, Inc.*........     4,400       154,308
                                                     -----------
PROPERTY/CASUALTY INSURANCE -- 3.8%
  Meadowbrook Insurance Group*..........    61,600       162,624
  PMA Capital Corp. Cl. A...............     7,300       109,500
  Selective Insurance Group.............     7,100       154,283
                                                     -----------
                                                         426,407
                                                     -----------
PUBLISHING -- NEWSPAPERS -- 1.3%
  Lee Enterprises, Inc..................     4,400       144,584
                                                     -----------
RADIO -- 1.3%
  Emmis Broadcasting Corp. Cl. A*.......     7,400       140,600
                                                     -----------
REITS -- HOTELS -- 1.1%
  Innkeepers USA Trust..................    16,000       127,840
                                                     -----------
REITS -- MANUFACTURED HOMES -- 1.2%
  Manufactured Home
    Communities, Inc....................     4,200       133,896
                                                     -----------
REITS -- MORTGAGE -- 2.4%
  Anworth Mortgage Asset Corp...........    10,200       124,338
  FBR Asset Investment Corp.............     4,600       143,796
                                                     -----------
                                                         268,134
                                                     -----------
REITS -- REGIONAL MALLS -- 1.2%
  Macerich Co...........................     4,200       130,116
                                                     -----------
REITS -- SHOPPING CENTERS -- 1.2%
  Glimcher Realty Trust.................     7,000       131,180
                                                     -----------
REITS -- STORAGE -- 1.1%
  Shurgard Storage Centers, Inc.
    Cl. A...............................     4,000       126,480
                                                     -----------
RETAIL -- APPAREL/SHOE -- 2.2%
  Payless Shoesource, Inc.*.............     2,500       135,025
  Stage Stores, Inc.*...................     4,900       106,281
                                                     -----------
                                                         241,306
                                                     -----------
RETAIL -- CONVENIENCE STORE -- 1.2%
  Casey's General Stores, Inc...........    11,900       137,445
                                                     -----------
                                           Number
                                          of Shares     Value
----------------------------------------------------------------

RETAIL -- DRUG STORE -- 1.2%
  Duane Reade, Inc.*....................     8,600   $   137,600
                                                     -----------
RETAIL -- MAJOR DEPARTMENT STORES -- 1.1%
  Saks, Inc.*...........................    11,800       124,254
                                                     -----------
SAVINGS & LOANS/THRIFTS -- CENTRAL US -- 0.8%
  First Indiana Corp....................     5,100        93,483
                                                     -----------
SAVINGS & LOANS/THRIFTS -- EASTERN US -- 3.6%
  Brookline Bancorp, Inc................    12,728       149,567
  First Essex Bancorp, Inc..............     4,300       142,115
  Parkvale Financial Corp...............     4,900       115,395
                                                     -----------
                                                         407,077
                                                     -----------
SAVINGS & LOANS/THRIFTS -- SOUTHERN US -- 1.1%
  BankAtlantic Bancorp, Inc. Cl. A......    13,900       124,822
                                                     -----------
SAVINGS & LOANS/THRIFTS -- WESTERN US -- 1.2%
  PFF Bancorp, Inc......................     5,000       138,600
                                                     -----------
STEEL -- PRODUCERS -- 0.9%
  AK Steel Holding Corp.*...............    13,300        97,223
                                                     -----------
STEEL -- SPECIALTY -- 0.7%
  Allegheny Technologies, Inc...........    11,800        81,656
                                                     -----------
TELECOMMUNICATIONS EQUIPMENT -- 1.1%
  Arris Group, Inc.*....................    34,500       127,650
                                                     -----------
THERAPEUTICS -- 1.6%
  Abgenix, Inc.*........................    17,300       112,277
  Medarex, Inc.*........................    19,300        64,655
                                                     -----------
                                                         176,932
                                                     -----------
TRANSPORT -- SERVICES -- 1.2%
  Pacer International, Inc.*............    11,300       128,255
                                                     -----------
TRANSPORT -- TRUCK -- 2.5%
  Heartland Express, Inc.*..............     8,877       166,355
  J.B. Hunt Transportation
    Services, Inc.*.....................     5,000       117,750
                                                     -----------
                                                         284,105
                                                     -----------
TOTAL COMMON STOCK
  (Cost: $12,540,076)..............................   10,808,944
                                                     -----------
                                          Principal
                                           Amount
----------------------------------------------------------------
TIME DEPOSIT -- 2.7%
----------------------------------------------------------------
  Brown Brothers Harriman
    1.340%, 10/01/02
    (Cost: $302,548)....................  $302,548       302,548
                                                     -----------

TOTAL INVESTMENTS -- 99.2%
  (Cost: $12,842,624).............................    11,111,492
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.8%.............................        90,288
                                                     -----------
NET ASSETS -- 100.0%..............................   $11,201,780
                                                     -----------
                                                     -----------
---------------

  *  Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

CONVERTIBLE FUND INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

  MANAGEMENT TEAM: DOUGLAS G. FORSYTH, CFA, Lead Portfolio Manager; WILLIAM STICKNEY, Portfolio Manager; MICHAEL E. YEE, Portfolio Manager; JUSTIN KASS, Investment Analyst; ELIZABETH LEMESEVSKI, Investment Analyst

  CHIEF INVESTMENT OFFICER:  HORACIO A. VALEIRAS, CFA

  GOAL: The Convertible Fund seeks to maximize total return consisting of capital appreciation and current income by investing primarily in convertible securities of US companies across all market capitalizations.

  MARKET OVERVIEW: The six-month period ended September 30, 2002 was a trying time for investors, as stock markets worldwide posted sharp declines. In this difficult equity environment, the convertible market finished lower, but did its job of providing downside protection.

  Economic data grew increasingly mixed during the period, dashing hopes for a robust US recovery. Reports of inventory rebuilding and higher industrial production were offset by lower-than-anticipated durable goods orders and downward revisions to GDP growth. As economic expectations deteriorated, so did the outlook for corporate profits. During the summer months, analysts cut earnings estimates in response to companies lowering their guidance. Accounting scandals, corporate governance issues, and an increasingly hostile geopolitical landscape added to selling pressure.

  On a positive note, we continued to see signs that select individual companies were differentiating themselves from their peers, and that investors were once again rewarding companies with improving fundamentals. Success in this challenging environment meant avoiding companies that missed or lowered earnings expectations.

  PERFORMANCE: During the six months ended September 30, 2002, the Fund lost 16.10% versus the Credit Suisse First Boston Convertible Index, down 16.23%. The S&P 500 Stock Index shed 28.36% during the same period.

  PORTFOLIO SPECIFICS: Holdings in the financial, auto, and utility sectors hurt the Fund's performance. Financials retreated as investors worried about credit quality and earnings growth in 2003. Despite strong auto sales, positions in the auto industry were weak as investors focused on profitability and 2003 sales. Finally, utilities came under pressure as commodity prices continued to deteriorate.

  On the plus side, issuers in the healthcare and defense sectors helped the Fund. Hospital and HMO companies, like Universal Health Services and Wellpoint Health Network, were strong, as corporate profits continued to exceed expectations. In the defense sector, the Fund benefited from holdings in L-3 Communications and Northrop Grumman. Both companies were recent beneficiaries of large defense contracts.

  As of September 30, 2002, the Fund was well positioned with a 43% conversion premium, well below the market's 106% premium.

  MARKET OUTLOOK: Despite the recent difficult climate, we remain optimistic in our outlook for convertible securities. The US consumer continues to be the backbone of the recovery. The latest wave of home refinancing should help, as disposable income continues to grow at a solid rate. For the US economy to accelerate significantly, however, we must see a revival in corporate spending. This revival would be helped by another interest-rate cut, which many observers believe could happen by year-end.

  As events unfold, we will maintain our discipline of identifying the best companies with the best convertible structures that exhibit the optimal risk-reward profile -- 70% to 80% of the upside and 40% to 50% of the downside.

--------------------------------------------------------------------------------

CONVERTIBLE FUND INSTITUTIONAL SHARES -- UNAUDITED
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN CONVERTIBLE FUND INSTITUTIONAL SHARES WITH THE CS FIRST BOSTON CONVERTIBLE INDEX.

              ANNUALIZED TOTAL RETURNS
                   As of 9/30/02
  1 YEAR              5 YEARS             10 YEARS
  -10.07%           4.42%                  11.22%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            CONVERTIBLE FUND     CS FIRST BOSTON
          INSTITUTIONAL SHARES  CONVERTIBLE INDEX
12/31/86              $250,000           $250,000
1/87                  $274,317           $268,000
2/87                  $285,198           $279,095
3/87                  $282,650           $281,970
4/87                  $278,260           $282,054
5/87                  $280,365           $282,901
6/87                  $283,328           $288,813
7/87                  $299,355           $300,597
8/87                  $305,960           $306,609
9/87                  $298,974           $302,102
10/87                 $232,383           $245,276
11/87                 $235,466           $237,403
12/87                 $242,192           $249,487
1/88                  $244,945           $256,422
2/88                  $252,824           $268,218
3/88                  $256,810           $267,306
4/88                  $265,199           $272,839
5/88                  $265,482           $270,138
6/88                  $277,739           $280,538
7/88                  $274,841           $277,621
8/88                  $271,424           $272,707
9/88                  $277,006           $277,616
10/88                 $280,155           $281,141
11/88                 $285,973           $276,587
12/88                 $290,338           $283,004
1/89                  $309,259           $295,711
2/89                  $315,650           $295,651
3/89                  $324,951           $299,495
4/89                  $335,404           $309,558
5/89                  $344,549           $315,842
6/89                  $343,056           $313,536
7/89                  $356,390           $322,535
8/89                  $362,935           $329,631
9/89                  $363,685           $326,763
10/89                 $358,218           $316,437
11/89                 $366,087           $321,595
12/89                 $372,774           $321,949
1/90                  $365,269           $309,135
2/90                  $378,297           $313,247
3/90                  $390,390           $318,039
4/90                  $378,509           $310,947
5/90                  $413,735           $326,028
6/90                  $412,936           $325,637
7/90                  $407,388           $322,739
8/90                  $386,680           $304,149
9/90                  $365,477           $290,888
10/90                 $351,247           $279,980
11/90                 $368,587           $293,671
12/90                 $379,633           $299,838
1/91                  $399,057           $313,300
2/91                  $421,630           $332,005
3/91                  $436,753           $340,139
4/91                  $438,878           $343,574
5/91                  $463,134           $353,778
6/91                  $444,500           $343,908
7/91                  $466,711           $356,976
8/91                  $486,250           $370,291
9/91                  $492,798           $369,588
10/91                 $497,020           $374,910
11/91                 $492,332           $365,912
12/91                 $525,252           $387,172
1/92                  $535,845           $398,361
2/92                  $541,828           $408,519
3/92                  $528,860           $405,578
4/92                  $515,886           $410,485
5/92                  $525,155           $417,628
6/92                  $509,645           $415,707
7/92                  $514,419           $426,058
8/92                  $515,636           $423,374
9/92                  $529,747           $431,841
10/92                 $542,444           $432,877
11/92                 $563,581           $445,388
12/92                 $576,919           $455,275
1/93                  $590,400           $469,480
2/93                  $569,126           $471,076
3/93                  $600,579           $488,600
4/93                  $607,790           $488,502
5/93                  $632,102           $497,051
6/93                  $652,314           $501,773
7/93                  $658,540           $506,941
8/93                  $696,855           $520,832
9/93                  $709,451           $526,717
10/93                 $727,803           $539,147
11/93                 $711,383           $531,006
12/93                 $733,164           $539,768
1/94                  $758,080           $555,259
2/94                  $749,598           $546,431
3/94                  $716,094           $524,136
4/94                  $710,211           $514,597
5/94                  $703,259           $515,729
6/94                  $683,418           $509,901
7/94                  $692,602           $524,281
8/94                  $706,108           $534,609
9/94                  $697,897           $525,146
10/94                 $696,803           $529,663
11/94                 $676,036           $510,436
12/94                 $677,511           $514,315
1/95                  $672,827           $513,647
2/95                  $681,610           $530,443
3/95                  $701,637           $544,447
4/95                  $709,919           $556,805
5/95                  $723,526           $573,231
6/95                  $751,213           $594,097
7/95                  $786,501           $615,187
8/95                  $799,061           $621,647
9/95                  $817,602           $630,909
10/95                 $804,308           $611,540
11/95                 $821,228           $632,822
12/95                 $828,291           $636,302
1/96                  $851,452           $650,365
2/96                  $875,222           $667,860
3/96                  $888,874           $673,470
4/96                  $912,865           $689,161
5/96                  $941,161           $704,530
6/96                  $920,308           $687,832
7/96                  $870,662           $661,007
8/96                  $924,031           $685,596
9/96                  $967,782           $703,490
10/96                 $969,033           $707,852
11/96                 $994,434           $729,937
12/96               $1,002,376           $724,390
1/97                $1,040,722           $747,425
2/97                $1,026,594           $743,539
3/97                $1,016,638           $728,147
4/97                $1,028,183           $735,502
5/97                $1,081,154           $769,555
6/97                $1,124,210           $791,949
7/97                $1,193,276           $835,348
8/97                $1,178,232           $835,933
9/97                $1,235,810           $871,209
10/97               $1,211,066           $847,338
11/97               $1,214,520           $842,254
12/97               $1,235,942           $846,971
1/98                $1,223,825           $846,717
2/98                $1,281,560           $884,565
3/98                $1,339,722           $916,498
4/98                $1,355,534           $924,655
5/98                $1,324,628           $898,024
6/98                $1,376,377           $902,694
7/98                $1,386,306           $882,113
8/98                $1,185,964           $773,878
9/98                $1,252,764           $786,569
10/98               $1,280,031           $814,807
11/98               $1,361,092           $853,673
12/98               $1,502,171           $902,418
1/99                $1,591,233           $931,747
2/99                $1,512,562           $899,415
3/99                $1,606,751           $937,550
4/99                $1,657,498           $975,521
5/99                $1,630,632           $966,546
6/99                $1,708,640         $1,008,301
7/99                $1,657,770           $994,991
8/99                $1,670,488           $997,976
9/99                $1,677,943         $1,000,571
10/99               $1,784,886         $1,035,191
11/99               $1,946,806         $1,114,693
12/99               $2,275,956         $1,284,127
1/00                $2,288,828         $1,264,737
2/00                $2,673,454         $1,397,534
3/00                $2,557,758         $1,367,487
4/00                $2,389,874         $1,300,754
5/00                $2,237,183         $1,231,033
6/00                $2,405,319         $1,311,050
7/00                $2,311,397         $1,271,457
8/00                $2,550,402         $1,369,232
9/00                $2,548,505         $1,349,789
10/00               $2,415,706         $1,287,833
11/00               $2,062,949         $1,131,877
12/00               $2,192,212         $1,183,603
1/01                $2,263,724         $1,253,318
2/01                $2,040,969         $1,157,188
3/01                $1,915,235         $1,110,091
4/01                $2,023,660         $1,184,911
5/01                $1,988,897         $1,178,157
6/01                $1,942,291         $1,155,890
7/01                $1,872,118         $1,133,119
8/01                $1,818,653         $1,104,111
9/01                $1,706,250         $1,028,700
10/01               $1,745,910         $1,054,315
11/01               $1,804,979         $1,091,637
12/01               $1,825,174         $1,107,575
1/02                $1,797,108         $1,093,398
2/02                $1,769,041         $1,060,596
3/02                $1,828,954         $1,105,990
4/02                $1,808,395         $1,084,423
5/02                $1,786,978         $1,074,013
6/02                $1,685,341         $1,012,257
7/02                $1,554,836           $948,991
8/02                $1,574,714           $955,064
9/30/02             $1,534,427           $926,508

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the CS First Boston Convertible Index for the periods indicated. The Fund's Class I shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. The Fund's performance includes historical performance of comparable managed institutional separate accounts managed by the Investment Adviser prior to the Nicholas-Applegate Mutual Fund's inception. The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

The unmanaged CS First Boston Convertible Index is a market weighted index representing the universe of convertible securities including convertible preferred stocks or convertible bonds. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2002 -- UNAUDITED
--------------------------------------------------------------------------------
CONVERTIBLE FUND

                                          Principal
                                            Amount       Value
-----------------------------------------------------------------
CONVERTIBLE CORPORATE BOND -- 69.0%
-----------------------------------------------------------------
ADVERTISING SALES -- 1.9%
  Lamar Advertising Co. 5.250%,
    09/15/06............................  $1,297,000  $ 1,264,575
                                                      -----------
ADVERTISING SERVICES -- 0.5%
  Getty Images, Inc. 5.000%, 03/15/07...     421,000      362,586
                                                      -----------
AEROSPACE/DEFENSE -- 1.1%
  Gencorp, Inc. 5.750%, 04/15/07........     823,000      737,614
                                                      -----------
AUTO -- CARS/LIGHT TRUCKS -- 1.4%
  Ford Motor Co. 6.500%, 01/15/32.......      23,614      951,408
                                                      -----------
AUTO/TRUCK PARTS & EQUIPMENT -- ORIGINAL -- 1.5%
  Lear Corp. 0.000%, 02/20/22...........   2,377,000    1,039,938
                                                      -----------
BROADCAST SERVICES/PROGRAMMING -- 1.9%
  Liberty Media Corp. 144A 3.250%,
    03/15/31............................   1,359,000    1,277,460
                                                      -----------
BUILDING -- RESIDENTIAL/COMMERCIAL -- 1.7%
  Lennar Corp. 0.000%, 07/29/18.........   1,503,000    1,132,886
                                                      -----------
CELLULAR TELECOMMUNICATIONS -- 2.2%
  Nextel Communications, Inc. Cl. A
    5.250%, 01/15/10....................   2,218,000    1,508,240
                                                      -----------
COMPUTER SERVICES -- 2.9%
  Affiliated Computer Services, Inc.
    3.500%, 02/15/06....................     810,000      982,125
  BISYS Group, Inc. 4.000%, 03/15/06....   1,074,000      989,423
                                                      -----------
                                                        1,971,548
                                                      -----------
COMPUTERS -- MEMORY DEVICES -- 0.4%
  Veritas Software Corp. 1.856%,
    08/13/06............................     337,000      278,868
                                                      -----------
CRUISE LINES -- 1.0%
  Carnival Corp. 0.000%, 10/24/21.......   1,255,000      702,800
                                                      -----------
DATA PROCESSING/MANAGEMENT -- 2.3%
  Automatic Data Processing, Inc.
    0.000%, 02/20/12....................     401,000      362,905
  First Data Corp. 2.000%, 03/01/08.....   1,120,000    1,183,000
                                                      -----------
                                                        1,545,905
                                                      -----------
DISTRIBUTION/WHOLESALE -- 1.4%
  Costco Cos, Inc. 0.000%, 08/19/17.....   1,287,000      984,555
                                                      -----------
DRUG DELIVERY SYSTEMS -- 1.1%
  Alza Corp. 0.000%, 07/28/20...........     984,000      777,360
                                                      -----------
ELECTRIC -- INTEGRATED -- 1.1%
  FPL Group, Inc. 8.000%, 02/16/06......      15,470      763,831
                                                      -----------
                                          Principal
                                            Amount       Value
-----------------------------------------------------------------

ELECTRONIC COMPONENTS -- SEMICONDUCTORS -- 1.3%
  Fairchild Semiconductor Corp. 144A
    5.000%, 11/01/08....................  $1,064,000  $   853,860
                                                      -----------
ELECTRONICS -- MILITARY -- 1.5%
  L-3 Communications Holdings 5.250%,
    06/01/09............................     685,000      997,531
                                                      -----------
FOOD -- RETAIL -- 1.5%
  Whole Foods Market, Inc. 0.000%,
    03/02/18............................   1,980,000    1,039,500
                                                      -----------
FOOD -- WHOLESALE/DISTRIBUTION -- 2.0%
  Fleming Cos., Inc. 5.250%, 03/15/09...   1,047,000      391,316
  Performance Food Group Co. 5.500%,
    10/16/08............................     758,000      949,395
                                                      -----------
                                                        1,340,711
                                                      -----------
INTERNET SECURITY -- 1.6%
  Symantec Corp. 3.000%, 11/01/06.......     840,000    1,059,450
                                                      -----------
LASERS -- SYSTEMS/COMPONENTS -- 0.5%
  Cymer, Inc. 3.500%, 02/15/09..........     430,000      331,100
                                                      -----------
LOTTERY SERVICES -- 1.5%
  GTECH Holdings Corp. 1.750%,
    12/15/21............................     878,000    1,032,203
                                                      -----------
MEDICAL -- HMO -- 1.6%
  Wellpoint Health Networks, Inc.
    0.000%, 07/02/19....................   1,066,000    1,060,670
                                                      -----------
MEDICAL -- HOSPITALS -- 4.9%
  Community Health Sytems, Inc. 4.250%,
    10/15/08............................     976,000    1,034,560
  LifePoint Hospitals Holdings, Inc.
    4.500%, 06/01/09....................   1,062,000    1,042,088
  Universal Health Services, Inc.
    0.426%, 06/23/20....................   1,841,000    1,226,566
                                                      -----------
                                                        3,303,214
                                                      -----------
MEDICAL -- WHOLESALE DRUG DISTRIBUTORS -- 3.5%
  AmeriSource Health Corp. 5.000%,
    12/01/07............................     753,000    1,164,326
  Cephalon, Inc. 5.250%, 05/01/06.......   1,283,000    1,206,020
                                                      -----------
                                                        2,370,346
                                                      -----------
METAL -- DIVERSIFIED -- 0.9%
  Freeport-McMoran Copper & Gold, Inc.
    8.250%, 01/31/06....................     493,000      590,368
                                                      -----------
NON-HAZARDOUS WASTE DISPOSAL -- 1.6%
  Waste Connections, Inc. 5.500%,
    04/15/06............................     909,000    1,068,075
                                                      -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------

                                          Principal
                                            Amount       Value
-----------------------------------------------------------------
CONVERTIBLE CORPORATE BOND (Continued)
-----------------------------------------------------------------
OIL COMPANIES -- EXPLORATION & PRODUCTION -- 1.5%
  Anadarko Petroleum Corp. 0.000%,
    03/07/20............................  $1,640,000  $ 1,014,750
                                                      -----------
OIL & GAS DRILLING -- 2.0%
  Pride International, Inc. 2.500%,
    03/01/07............................   1,304,000    1,359,420
                                                      -----------
PRINTING -- COMMERCIAL -- 1.1%
  World Color Press, Inc. 6.000%,
    10/01/07............................     739,000      769,484
                                                      -----------
REAL ESTATE OPERATION/DEVELOPMENT -- 1.8%
  EOP Operating LP 7.250%, 11/15/08.....   1,153,000    1,212,091
                                                      -----------
RETAIL -- APPAREL/SHOE -- 1.4%
  Ann Taylor Stores Corp. 0.550%,
    06/18/19............................   1,593,000      985,669
                                                      -----------
RETAIL -- AUTO PARTS -- 1.2%
  Pep Boys-Manny, Moe & Jack
    4.250%, 06/01/07....................     884,000      784,550
                                                      -----------
RETAIL -- BUILDING PRODUCTS -- 1.5%
  Lowe's Cos., Inc. 0.000%, 02/16/21....   1,342,000    1,048,438
                                                      -----------
RETAIL -- MAJOR DEPARTMENT STORES -- 0.8%
  JC Penney Co., Inc. 5.000%,
    10/15/08............................     587,000      516,560
                                                      -----------
RETAIL -- OFFICE SUPPLIES -- 1.9%
  School Specialty, Inc. 144A 6.000%,
    08/01/08............................   1,209,000    1,270,961
                                                      -----------
RETAIL -- REGIONAL DEPARTMENT STORES -- 1.9%
  Kohls Corp. 144A 0.000%, 06/12/20.....   2,036,000    1,269,955
                                                      -----------
SATELLITE TELECOMMUNICATIONS -- 2.0%
  EchoStar Communications Corp. 4.875%,
    01/01/07............................   1,756,000    1,332,365
                                                      -----------
SEMICONDUCTOR COMPONENTS -- INTEGRATED CIRCUITS -- 2.0%
  Analog Devices, Inc. 4.750%,
    10/01/05............................     888,000      870,240
  Cypress Semiconductor Corp. 4.000%,
    02/01/05............................     664,000      522,070
                                                      -----------
                                                        1,392,310
                                                      -----------
SEMICONDUCTOR EQUIPMENT -- 1.5%
  Lam Research Corp. 4.000%, 06/01/06...   1,280,000      987,200
                                                      -----------
                                          Principal
                                            Amount       Value
-----------------------------------------------------------------

THERAPEUTICS -- 2.6%
  Gilead Sciences, Inc. 5.000%,
    12/15/07............................  $  846,000  $ 1,296,495
  Scios, Inc.# 5.500%, 08/15/09.........     554,000      503,448
                                                      -----------
                                                        1,799,943
                                                      -----------
TOYS -- 1.0%
  Hasbro, Inc. 2.750%, 12/01/21.........     736,000      669,760
                                                      -----------
TOTAL CONVERTIBLE CORPORATE BOND
  (Cost: $48,598,993)...............................   46,760,058
                                                      -----------

                                            Number
                                          of Shares
-----------------------------------------------------------------
CONVERTIBLE PREFERRED STOCK -- 17.8%
-----------------------------------------------------------------
AEROSPACE/DEFENSE -- 2.9%
  Northrop Grumman Corp. 7.250%,
    11/16/04............................       7,944  $ 1,027,000
  Raytheon Co.* 8.250%, 05/15/06........      17,521      911,092
                                                      -----------
                                                        1,938,092
                                                      -----------
COMMERCIAL SERVICES -- 1.5%
  Cendant Corp. 7.750%, 08/17/04........      30,506    1,031,103
                                                      -----------
ELECTRONIC COMPONENTS -- MISCELLANEOUS -- 0.2%
  Solectron Corp. 7.250%, 11/15/04......      16,516      146,167
                                                      -----------
HEALTH CARE COST CONTAIN -- 0.9%
  McKesson Corp. 5.000%, 06/01/27.......      13,316      624,188
                                                      -----------
MULTI-LINE INSURANCE -- 1.8%
  Prudential Financial, Inc. 6.750%,
    11/15/04............................      23,747    1,206,348
                                                      -----------
PROPERTY/CASUALTY INSURANCE -- 1.6%
  Ace, Ltd. 0.000%, 01/00/00............      18,436    1,119,987
                                                      -----------
RADIO -- 3.0%
  Entercom Communications Capital Trust
    6.250%, 01/01/07....................      23,168    1,340,848
  Radio One, Inc. 6.500%, 07/15/05......         690      721,913
                                                      -----------
                                                        2,062,761
                                                      -----------
SAVINGS & LOANS/THRIFTS -- EASTERN US -- 1.9%
  Sovereign Capital Trust 7.500%,
    01/15/30............................      17,364    1,267,572
                                                      -----------
SAVINGS & LOANS/THRIFTS -- WESTERN US -- 2.0%
  Washington Mutual Capital Trust I
    5.375%, 05/01/41....................      27,787    1,347,670
                                                      -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONVERTIBLE FUND

                                            Number
                                          of Shares      Value
-----------------------------------------------------------------
CONVERTIBLE PREFERRED STOCK (Continued)
-----------------------------------------------------------------
TRANSPORT -- RAIL -- 2.0%
  Union Pacific Cap Trust 6.250%,
    04/01/28............................      25,909  $ 1,324,598
                                                      -----------
TOTAL CONVERTIBLE PREFERRED STOCK
  (Cost: $13,150,330)...............................   12,068,486
                                                      -----------
-----------------------------------------------------------------
COMMON STOCK -- 8.1%
-----------------------------------------------------------------
ELECTRIC -- INTEGRATED -- 2.1%
  TXU Corp..............................      34,002    1,418,223
                                                      -----------
MEDICAL -- HMO -- 1.7%
  Anthem, Inc...........................      14,725    1,179,767
                                                      -----------
OIL COMPANIES -- EXPLORATION & PRODUCTION -- 2.4%
  Apache Corp...........................      26,866    1,597,184
                                                      -----------
SUPER-REGIONAL BANKS-US -- 1.9%
  Fifth Third Bancorp...................      21,194    1,297,709
                                                      -----------
TOTAL COMMON STOCK
  (Cost: $5,034,688)................................    5,492,883
                                                      -----------

                                          Principal
                                            Amount
-----------------------------------------------------------------
TIME DEPOSIT -- 6.1%
-----------------------------------------------------------------
  Citibank Nassau 1.340%, 10/01/02
    (Cost: $4,114,286)..................  $4,114,286  $ 4,114,286
                                                      -----------

TOTAL INVESTMENTS -- 101.0%
  (Cost: $70,898,297).............................    68,435,708
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (1.0%)................................      (649,661)
                                                     -----------
NET ASSETS -- 100.0%..............................   $67,786,047
                                                     -----------
                                                     -----------
---------------

  *  Non-income producing securities.
  #  Illiquid securities

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

HIGH YIELD BOND INSTITUTIONAL SHARES
--------------------------------------------------------------------------------

  MANAGEMENT TEAM: DOUGLAS G. FORSYTH, CFA, Lead Portfolio Manager; WILLIAM STICKNEY, Portfolio Manager; MICHAEL E. YEE, Portfolio Manager; JUSTIN KASS, Investment Analyst; ELIZABETH LEMESEVSKI, Investment Analyst

  CHIEF INVESTMENT OFFICER:  HORACIO A. VALEIRAS, CFA

  GOAL: The High Yield Bond Fund seeks to deliver total return via high current income and capital growth from a diversified portfolio consisting primarily of lower-rated US corporate fixed-income securities.

  MARKET OVERVIEW: In the face of a difficult investment environment, high yield bond prices fell during the six months ended September 30, 2002. Despite registering a loss, the high yield bond market outperformed all major equity indices by a wide margin.

  Several factors contributed to this period's decline, including:

  - Aggressive accounting practices resulting in earnings restatements and credit downgrades

  - Rising tensions in the Middle East and the prospect of military action against Iraq

  During the summer months, downward revisions to corporate profit forecasts and signs of a pause in the economic recovery exacerbated already difficult market conditions. As economic reports became increasingly mixed, the yield curve flattened, indicating investors believed economic growth was slower than the Federal Reserve did. While holding short-term interest rates steady this period, the Fed shifted from a neutral stance to an easing bias at its August policy meeting. On another positive note, in July, Congress approved legislation establishing a new accounting oversight board and higher corporate governance standards.

  PERFORMANCE: During the six months ended September 30, 2002, the Fund slipped 2.50%, outperforming the Salomon Smith Barney High Yield Index, which fell 11.06%.

  PORTFOLIO SPECIFICS: Avoiding issues of declining credit quality and strict adherence to our sell discipline were the main reasons the Fund outperformed this period. For example, the Fund had no exposure to WorldCom, the telecommunications giant that filed for bankruptcy in July 2002. Concerns over asset values, the company's lack of industry strength, and the poor visibility of future operating performance kept us from buying its bonds. In addition, the Fund did not own securities issued by troubled telecom equipment makers like Lucent Technologies and Nortel Networks. Finally, the Fund had no exposure to Calpine and AES, two independent power producers facing liquidity pressures. We had owned positions in these issuers in the past, but our sell criteria had caused us to trade out of them.

  Several positive company-specific developments also helped returns. For instance, Sovereign Bancorp was upgraded to investment grade, and Nextel Communications reported better-than-expected earnings and the retirement of $1.5 billion in debt.

  MARKET OUTLOOK: We believe the current turbulence in the market and the threat of war with Iraq make the high yield bond market attractive. Spreads have widened to levels unseen since 1990-1991, when the US economy was in a recession and the Gulf War was underway. In the years following 1991, high yield bonds posted their strongest performance.

  We continue to build the Fund one security at a time, by identifying companies that are opportunistically capitalizing on change. Our focus on company fundamentals, which can only be discovered through intensive credit analysis, will continue to drive the Fund's long-term total return.

--------------------------------------------------------------------------------

HIGH YIELD BOND FUND INSTITUTIONAL SHARES -- UNAUDITED
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN HIGH YIELD BOND FUND INSTITUTIONAL SHARES WITH THE SALOMON SMITH BARNEY HIGH YIELD INDEX.

              ANNUALIZED TOTAL RETURNS
                   As of 9/30/02            SINCE
  1 YEAR              5 YEARS             INCEPTION
   5.08%            2.82%                   7.07%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

              HIGH YIELD
              BOND FUND        SALOMON SMITH BARNEY
         INSTITUTIONAL SHARES    HIGH YIELD INDEX
7/31/96              $250,000              $250,000
8/96                 $256,780              $252,588
9/96                 $265,702              $258,511
10/96                $268,927              $261,475
11/96                $273,926              $266,483
12/96                $278,314              $268,592
1/97                 $283,685              $270,620
2/97                 $289,776              $275,226
3/97                 $284,740              $272,389
4/97                 $285,969              $274,334
5/97                 $298,355              $279,884
6/97                 $305,705              $284,607
7/97                 $315,198              $291,126
8/97                 $318,279              $291,858
9/97                 $331,438              $296,966
10/97                $332,537              $299,352
11/97                $336,209              $300,873
12/97                $337,882              $304,022
1/98                 $349,162              $310,902
2/98                 $353,474              $313,005
3/98                 $357,326              $316,384
4/98                 $360,503              $318,103
5/98                 $361,564              $318,951
6/98                 $363,444              $319,664
7/98                 $366,798              $322,220
8/98                 $346,504              $300,620
9/98                 $338,199              $304,327
10/98                $329,809              $300,141
11/98                $349,778              $315,208
12/98                $353,159              $314,980
1/99                 $361,234              $319,699
2/99                 $360,705              $317,012
3/99                 $363,377              $319,693
4/99                 $374,002              $326,388
5/99                 $369,987              $321,260
6/99                 $372,230              $320,539
7/99                 $374,483              $321,235
8/99                 $371,599              $317,412
9/99                 $371,449              $315,015
10/99                $372,224              $312,864
11/99                $380,164              $317,766
12/99                $386,897              $320,438
1/00                 $387,057              $317,789
2/00                 $390,727              $318,545
3/00                 $386,070              $312,065
4/00                 $389,146              $313,305
5/00                 $385,409              $308,947
6/00                 $395,091              $315,884
7/00                 $397,567              $319,314
8/00                 $397,746              $321,692
9/00                 $391,185              $318,242
10/00                $380,829              $308,821
11/00                $363,795              $296,193
12/00                $373,720              $302,248
1/01                 $395,712              $322,610
2/01                 $400,493              $326,449
3/01                 $389,078              $320,508
4/01                 $385,667              $315,796
5/01                 $388,021              $320,849
6/01                 $378,357              $312,026
7/01                 $383,154              $317,892
8/01                 $385,571              $322,215
9/01                 $362,546              $299,016
10/01                $375,106              $308,943
11/01                $387,099              $320,683
12/01                $384,991              $318,630
1/02                 $385,179              $320,001
2/02                 $383,435              $316,513
3/02                 $390,696              $324,932
4/02                 $395,842              $330,261
5/02                 $395,842              $326,165
6/02                 $384,206              $297,430
7/02                 $380,163              $283,986
8/02                 $385,460              $294,806
9/30/02              $380,946              $288,999

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class I shares compared with the Salomon Smith Barney High Yield Index for the periods indicated. The Fund's Class I shares calculate their performance based upon the historical performance of their corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

The Salomon Smith Barney High Yield Market Index captures the performance of below investment-grade debt issued by corporations domiciled in the United States or Canada. This index includes cash-pay and deferred-interest securities. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested income and dividends. One cannot invest directly in an index.

Bond prices, and thus the Fund's share price, generally move in the opposite direction from interest rates. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2002 -- UNAUDITED
--------------------------------------------------------------------------------
HIGH YIELD BOND FUND

                                          Principal
                                            Amount       Value
-----------------------------------------------------------------
CORPORATE BONDS -- 87.2%
-----------------------------------------------------------------
ADVANCED MATERIALS/PRODUCTS -- 0.9%
  Foamex L.P./Capital Corp.#
    10.750%, 04/01/09...................  $  725,000  $   652,500
                                                      -----------
AEROSPACE/DEFENSE -- EQUIPMENT -- 0.6%
  Alliant Techsystems, Inc. 144A
    8.500%, 05/15/11....................     425,000      451,562
                                                      -----------
APPAREL MANUFACTURERS -- 2.0%
  Phillips Van-Heusen Corp. 144A
    9.500%, 05/01/08....................     745,000      759,900
  Russell Corp.#
    9.250%, 05/01/10....................     725,000      746,750
                                                      -----------
                                                        1,506,650
                                                      -----------
APPLIANCES -- 1.2%
  Salton, Inc.
    10.750%, 12/15/05...................     935,000      860,200
                                                      -----------
AUTO/TRUCK PARTS & EQUIPMENT -- ORIGINAL -- 2.5%
  Dura Operating Corp. Ser. S
    9.000%, 05/01/09....................   1,015,000      936,337
  Lear Corp.
    7.960%, 05/15/05....................     900,000      927,000
                                                      -----------
                                                        1,863,337
                                                      -----------
AUTO/TRUCK PARTS & EQUIPMENT -- REPLACEMENT -- 1.1%
  CSK Auto, Inc.
    12.000%, 06/15/06...................     765,000      809,944
                                                      -----------
BROADCAST SERVICES/PROGRAMMING -- 1.6%
  Echostar DBS Corp. 144A
    9.375%, 02/01/09....................   1,275,000    1,224,000
                                                      -----------
BUILDING -- MAINTENANCE & SERVICE -- 1.1%
  Integrated Electrical Services 144A
    Ser. C
    9.375%, 02/01/09....................     882,000      782,775
                                                      -----------
BUILDING -- RESIDENTIAL/COMMERCIAL -- 1.6%
  Standard-Pacific Corp.
    9.500%, 09/15/10....................   1,160,000    1,171,600
                                                      -----------
CABLE TV -- 2.7%
  Charter Communications Holdings LLC
    10.250%, 01/15/10...................   1,090,000      675,800
  Charter Communications Holdings
    10.000%, 05/15/11...................     480,000      292,800
  LodgeNet Entertainment Corp. 144A
    10.250%, 12/15/06...................   1,115,000    1,059,250
                                                      -----------
                                                        2,027,850
                                                      -----------
CASINO HOTELS -- 2.3%
  Aztar Corp. 144A
    9.000%, 08/15/11....................     445,000      456,125
                                          Principal
                                            Amount       Value
-----------------------------------------------------------------

CASINO HOTELS (CONTINUED)
  Boyd Gaming Corp.
    9.500%, 07/15/07....................  $1,230,000  $ 1,273,050
                                                      -----------
                                                        1,729,175
                                                      -----------
CASINO SERVICES -- 1.9%
  Alliance Gaming Corp.
    10.000%, 08/01/07...................   1,365,000    1,412,775
                                                      -----------
CELLULAR TELECOMMUNICATIONS -- 4.6%
  Crown Castle International Corp.
    10.750%, 08/01/11...................   1,605,000    1,075,350
  Nextel Communications, Inc.
    12.000%, 11/01/08...................   1,250,000    1,062,500
  Nextel Communications, Inc. 144A
    0.000% (until 10/31/02, thereafter
    9.750% to maturity), 10/31/07.......     625,000      487,500
  Triton PCS, Inc. 144A
    9.375%, 02/01/11....................   1,240,000      843,200
                                                      -----------
                                                        3,468,550
                                                      -----------
COMMERCIAL SERVICES -- 1.3%
  Iron Mountain, Inc. 144A
    8.750%, 09/30/09....................     995,000      999,975
                                                      -----------
CONTAINERS -- PAPER/PLASTIC -- 1.2%
  Stone Container Corp.#
    8.375%, 07/01/12....................     930,000      925,350
                                                      -----------
CRUISE LINES -- 1.2%
  Royal Caribbean Cruises, Ltd.
    8.750%, 02/02/11....................   1,075,000      919,125
                                                      -----------
ELECTRONIC COMPONENTS -- MISCELLANEOUS -- 1.3%
  Stoneridge, Inc.
    11.500%, 05/01/12...................     925,000      943,500
                                                      -----------
ELECTRONIC COMPONENTS -- SEMICONDUCTORS -- 1.5%
  Fairchild Semiconductor Corp.
    10.500%, 02/01/09...................   1,055,000    1,097,200
                                                      -----------
ELECTRONICS -- MILITARY -- 0.3%
  L-3 Communications Corp.#
    7.625%, 06/15/12....................     230,000      238,050
                                                      -----------
FINANCE -- OTHER SERVICES -- 0.8%
  ACME Intermediate Holdings Cl. B
    12.000%, 09/30/05...................     650,000      594,750
                                                      -----------
FOOD -- RETAIL -- 0.8%
  The Great Atlantic & Pacific Tea Co.,
    Inc.
    9.125%, 12/15/11....................     850,000      629,000
                                                      -----------
FOOD -- WHOLESALE/DISTRIBUTION -- 1.1%
  Fleming Cos., Inc.
    10.625%, 07/31/07...................   1,430,000      829,400
                                                      -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HIGH YIELD BOND FUND

                                          Principal
                                            Amount       Value
-----------------------------------------------------------------
CORPORATE BONDS (Continued)
-----------------------------------------------------------------
FUNERAL SERVICES & RELATED ITEMS -- 1.4%
  Stewart Enterprises, Inc.
    10.750%, 07/01/08...................  $  945,000  $ 1,034,775
                                                      -----------
GAMBLING (NON-HOTEL) -- 2.8%
  Argosy Gaming Co.
    10.750%, 06/01/09...................     960,000    1,046,400
  Isle of Capri Casinos, Inc.
    8.750%, 04/15/09....................   1,025,000    1,040,375
                                                      -----------
                                                        2,086,775
                                                      -----------
HAZARDOUS WASTE DISPOSAL -- 0.9%
  Stericycle, Inc. Cl. B
    12.375%, 11/15/09...................     573,000      653,220
                                                      -----------
HOTELS & MOTELS -- 1.4%
  Extended Stay America, Inc.
    9.875%, 06/15/11....................   1,110,000    1,071,150
                                                      -----------
INSTRUMENTS -- SCIENTIFIC -- 1.5%
  Fisher Scientific International
    9.000%, 02/01/08....................     405,000      416,138
  Fisher Scientific International
    8.125%, 05/01/12....................     690,000      700,350
                                                      -----------
                                                        1,116,488
                                                      -----------
MACHINERY -- GENERAL INDUSTRY -- 0.6%
  The Manitowoc Co., Inc.#
    10.500%, 08/01/12...................     455,000      475,475
                                                      -----------
MEDICAL PRODUCTS -- 0.4%
  Hanger Orthopedic Group
    10.375%, 02/15/09...................     310,000      327,050
                                                      -----------
MEDICAL -- DRUGS -- 0.9%
  AaiPharma, Inc.
    11.000%, 04/01/10...................     820,000      701,100
                                                      -----------
MEDICAL -- HMO -- 0.7%
  Rotech Healthcare, Inc.#
    9.500%, 04/01/12....................     575,000      539,063
                                                      -----------
MEDICAL -- HOSPITALS -- 1.4%
  Triad Hospitals Holdings, Inc. 144A
    Ser. B
    11.000%, 05/15/09...................     960,000    1,053,600
                                                      -----------
MEDICAL -- NURSING HOMES -- 2.5%
  Beverly Enterprises, Inc.
    9.000%, 02/15/06....................   1,160,000      968,600
  Extendicare Health Services
    9.350%, 12/15/07....................   1,020,000      919,275
                                                      -----------
                                                        1,887,875
                                                      -----------
MEDICAL -- OUTPATIENT/HOME MEDICAL CARE -- 1.5%
  Select Medical Corp.
    9.500%, 06/15/09....................   1,110,000    1,110,000
                                                      -----------
                                          Principal
                                            Amount       Value
-----------------------------------------------------------------

METAL PROCESSORS & FABRICATION -- 0.6%
  Jarden Corp.
    9.750%, 05/01/12....................  $  475,000  $   475,000
                                                      -----------
MULTIMEDIA -- 0.9%
  Entravision Communication Corp.
    8.125%, 03/15/09....................     645,000      657,900
                                                      -----------
OIL COMPANIES -- EXPLORATION & PRODUCTION -- 2.0%
  Stone Energy Corp.
    8.250%, 12/15/11....................     575,000      589,375
  Nuevo Energy Co.
    9.500%, 06/01/08....................     935,000      927,988
                                                      -----------
                                                        1,517,363
                                                      -----------
OIL FIELD MACHINERY & EQUIPMENT -- 1.1%
  Lone Star Technologies
    9.000%, 06/01/11....................     925,000      814,000
                                                      -----------
OIL REFINING & MARKETING -- 0.3%
  Clark Refining & Marketing, Inc.
    8.875%, 11/15/07....................     225,000      191,250
                                                      -----------
RACETRACKS -- 1.4%
  Penn National Gaming, Inc.
    11.125%, 03/01/08...................     670,000      720,250
  Penn National Gaming Inc.
    8.875%, 03/15/10....................     315,000      316,575
                                                      -----------
                                                        1,036,825
                                                      -----------
RADIO -- 3.6%
  Cumulus Media, Inc.
    10.375%, 07/01/08...................     675,000      712,125
  Salem Communications Holding Corp.
    144A
    9.000%, 07/01/11....................     945,000      973,350
  Spanish Broadcasting System, Inc.
    9.625%, 11/01/09....................   1,020,000    1,040,400
                                                      -----------
                                                        2,725,875
                                                      -----------
RECREATIONAL CENTERS -- 1.4%
  Bally Total Fitness Holdings Corp.
    Ser. D
    9.875%, 10/15/07....................   1,170,000    1,074,937
                                                      -----------
RENTAL AUTO/EQUIPMENT -- 1.2%
  United Rentals, Inc. 144A Ser. B
    9.500%, 06/01/08....................   1,060,000      895,700
                                                      -----------
RESORTS/THEME PARKS -- 1.2%
  Premier Parks, Inc.
    9.750%, 06/15/07....................   1,030,000      901,250
                                                      -----------
RETAIL -- APPAREL/SHOE -- 0.8%
  Mothers Work, Inc.
    11.250%, 08/01/10...................     615,000      627,300
                                                      -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------

                                          Principal
                                            Amount       Value
-----------------------------------------------------------------
CORPORATE BONDS (Continued)
-----------------------------------------------------------------
RETAIL -- ARTS & CRAFTS -- 1.7%
  Michaels Stores, Inc.
    9.250%, 07/01/09....................  $1,160,000  $ 1,232,500
                                                      -----------
RETAIL -- AUTO PARTS -- 1.5%
  Advance Stores Co., Inc.
    10.250%, 04/15/08...................   1,035,000    1,094,512
                                                      -----------
RETAIL -- AUTOMOBILE -- 1.5%
  United Auto Group, Inc. 144A#
    9.625%, 03/15/12....................   1,080,000    1,090,800
                                                      -----------
RETAIL -- DISCOUNT -- 1.8%
  Tuesday Morning Corp. 144A
    11.000%, 12/15/07...................   1,339,000    1,365,780
                                                      -----------
RETAIL -- HYPERMARKETS -- 0.3%
  Jo-Ann Stores, Inc.
    10.375%, 05/01/07...................     185,000      190,781
                                                      -----------
RETAIL -- MAJOR DEPARTMENT STORES -- 1.5%
  J.C. Penny Co., Inc.
    7.600%, 04/01/07....................   1,125,000    1,085,625
                                                      -----------
RETAIL -- RESTAURANTS -- 2.6%
  Foodmaker, Inc. 144A
    8.375%, 04/15/08....................     845,000      840,775
  Tricon Global Restaurants, Inc.
    8.875%, 04/15/11....................   1,000,000    1,090,000
                                                      -----------
                                                        1,930,775
                                                      -----------
RETAIL -- VIDEO RENTAL -- 1.5%
  Hollywood Entertainment Corp. 144A
    10.625%, 08/15/04...................   1,110,000    1,104,450
                                                      -----------
RETAIL -- VISION SERVICE CENTER -- 1.3%
  Cole National Group, Inc.
    8.625%, 08/15/07....................     675,000      648,000
  Cole National Group, Inc.
    8.875%, 05/15/12....................     355,000      340,800
                                                      -----------
                                                          988,800
                                                      -----------
SAVINGS & LOANS/THRIFTS -- EASTERN US -- 1.6%
  Sovereign Bancorp., Inc.
    8.625%, 03/15/04....................   1,115,000    1,162,658
                                                      -----------
SEMICONDUCTOR EQUIPMENT -- 0.5%
  Amkor Technology, Inc.
    10.500%, 05/01/09...................     860,000      404,200
                                                      -----------
SPECIAL PURPOSE ENTITY -- 1.0%
  Hanger Orthopedic Group
    11.250%, 06/15/09...................     750,000      776,250
                                                      -----------
TELECOMMUNICATIONS SERVICES -- 1.0%
  Pac West Telecom, Inc. 144A
    13.500%, 02/01/09...................     300,000      120,000
                                          Principal
                                            Amount       Value
-----------------------------------------------------------------

TELECOMMUNICATIONS SERVICES (CONTINUED)
  Time Warner Telecom, Inc. 144A
    10.125%, 02/01/11...................  $1,410,000  $   592,200
                                                      -----------
                                                          712,200
                                                      -----------
TELEVISION -- 1.4%
  Sinclair Broadcast Group
    8.750%, 12/15/11....................     990,000    1,022,175
                                                      -----------
TEXTILE -- HOME FURNISHINGS -- 1.3%
  Interface, Inc.
    9.500%, 11/15/05....................     355,000      346,569
  Interface, Inc.
    10.375%, 02/01/10...................     625,000      630,469
                                                      -----------
                                                          977,038
                                                      -----------
TOYS -- 1.4%
  Hasbro, Inc.
    8.500%, 03/15/06....................   1,060,000    1,081,200
                                                      -----------
VETERINARY DIAGNOSTICS -- 1.2%
  Vicar Operating, Inc.
    9.875%, 12/01/09....................     810,000      866,700
                                                      -----------
TOTAL CORPORATE BONDS
  (Cost: $68,647,892)...............................   65,197,683
                                                      -----------
-----------------------------------------------------------------
FOREIGN CORPORATE BONDS -- 3.5%
-----------------------------------------------------------------
ELECTRONIC COMPONENTS -- MISCELLANEOUS -- 1.4%
  Flextronics International, Ltd. 144A
    9.875%, 07/01/10....................   1,065,000    1,059,675
                                                      -----------
MOTION PICTURES & SERVICES -- 1.5%
  Alliance Atlantis
    Communications, Inc. 144A
    13.000%, 12/15/09...................   1,065,000    1,128,900
                                                      -----------
RESORTS/THEME PARKS -- 0.6%
  Intrawest Corp. 144A
    10.500%, 02/01/10...................     441,000      449,820
                                                      -----------
TOTAL FOREIGN CORPORATE BONDS
  (Cost: $2,595,596)................................    2,638,395
                                                      -----------
-----------------------------------------------------------------
TIME DEPOSIT -- 4.4%
-----------------------------------------------------------------
  Brown Brothers Harriman
    1.340%, 10/01/02
    (Cost: $3,315,482)..................   3,315,482    3,315,482
                                                      -----------

TOTAL INVESTMENTS -- 95.1%
  (Cost: $74,558,970).............................    71,151,560
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 4.9%.............................     3,640,882
                                                     -----------
NET ASSETS -- 100.0%..............................   $74,792,442
                                                     -----------
                                                     -----------
---------------

# Illiquid securities

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
FINANCIAL HIGHLIGHTS

For a share outstanding during the period indicated

                                                                            DISTRIBUTIONS FROM:
                                                                         -------------------------
                           NET ASSET         NET          NET REALIZED      NET           NET       NET ASSET
                            VALUE,       INVESTMENT      AND UNREALIZED  INVESTMENT    REALIZED      VALUE,
                           BEGINNING  INCOME (LOSS) (4)   GAINS (LOSS)     INCOME    CAPITAL GAINS   ENDING
-------------------------------------------------------------------------------------------------------------
                                             GLOBAL EQUITY FUNDS
WORLDWIDE GROWTH
  For the period ended
    09/30/02 (1)            $13.96         $ 0.02           $ (3.72)      $   --       $    --       $ 10.26
  For the year ended
    03/31/02                 15.79          (0.01)            (1.82)          --            --         13.96
  For the year ended
    03/31/01                 38.70          (0.09)           (16.13)          --         (6.69)        15.79
  For the period 5/7/99
    through 3/31/00          23.77          (0.14)            15.07           --            --         38.70
  For the period 4/1/99
    through 5/7/99 (1)       22.26          (0.02)             1.53           --            --         23.77
  For the year ended
    3/31/99                  17.90           0.67              5.16        (0.64)        (0.83)        22.26
  For the year ended
    3/31/98                  14.21           0.25              4.56           --         (1.12)        17.90
GLOBAL SELECT
  For the period ended
    09/30/02 (1)            $13.67         $   --           $ (3.53)      $   --       $    --       $ 10.14
  For the year ended
    03/31/02                 12.86          (0.06)             0.87           --            --         13.67
  For the year ended
    03/31/01                 31.91          (0.06)           (10.00)          --         (8.99)        12.86
  For the year ended
    3/31/00                  20.48          (0.21)            19.90           --         (8.26)        31.91
  For the year ended
    3/31/99                  14.81          (0.05)             5.86           --         (0.14)        20.48
  9/30/97 (commenced) to
    3/31/98                  12.50             --              2.31           --            --         14.81
GLOBAL TECHNOLOGY
  For the period ended
    09/30/02 (1)            $19.69         $(0.09)          $ (9.65)      $   --       $    --       $  9.95
  For the year ended
    03/31/02                 22.27          (0.09)            (2.49)          --            --         19.69
  For the year ended
    03/31/01                138.95          (0.78)           (80.32)          --        (35.58)        22.27
  For the year ended
    3/31/00                  44.64          (1.09)           108.81           --        (13.41)       138.95
  7/31/98 (commenced) to
    3/31/99                  12.50          (0.05)            32.19           --            --         44.64
GLOBAL HEALTH CARE
  For the period ended
    09/30/02 (1)            $24.93         $(0.12)          $ (7.22)      $   --       $    --       $ 17.59
  For the year ended
    03/31/02                 22.98          (0.21)             2.16           --            --         24.93
  For the year ended
    03/31/01                 30.91          (0.16)             0.03        (0.10)        (7.70)        22.98
  9/1/99 (commenced) to
    3/31/00                  12.50          (0.10)            18.52        (0.01)           --         30.91

                                         INTERNATIONAL EQUITY FUNDS
INTERNATIONAL CORE GROWTH
  For the period ended
    09/30/02 (1)            $17.17         $ 0.08           $ (3.89)      $   --       $    --       $ 13.36
  For the year ended
    03/31/02                 19.21           0.06             (2.10)          --            --         17.17
  For the year ended
    03/31/01                 31.88           0.04            (11.29)          --         (1.42)        19.21
  For the period 5/7/99
    through 3/31/00          20.61          (0.09)            11.38        (0.02)           --         31.88
  For the period 4/1/99
    through 5/7/99 (1)       19.73          (0.02)             0.90           --            --         20.61
  For the year ended
    3/31/99                  18.55             --              1.18           --            --         19.73
  For the year ended
    3/31/98                  14.13          (0.02)             5.12           --         (0.68)        18.55

----------------------------------

(1)  Unaudited.
(2) As required, effective April 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for the Investment Companies and began amortizing premium on debt securities. The effect of this change for the Convertible Fund and the High Yield Bond Fund for the period ended September 30, 2002 was to decrease net investment income per share by $0.02 and $0.01, increase net realized and unrealized gains and losses per share by $0.02 and $0.01, and decrease the ratio of net investment income to average net assets to 3.41% from 3.56% and to 8.57% from 8.73%, respectively. Per share, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(3) As required, effective April 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for the Investment Companies and began amortizing premium on debt securities. The effect of this change for the Convertible Fund and the High Yield Bond Fund for the year ended
     March 30, 2002 was to decrease net investment income per share by $0.08 and $0.01, increase net realized and unrealized gains and losses per share by $0.08 and $0.01, and decrease the ratio of net investment income to average net assets to 2.87% from 3.21% and to 9.28% from 9.43%, respectively. Per share, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(4) Prior to April 1, 1999, net investment income per share was calculated by taking the difference in undistributed net investment income per share at the beginning and end of the period, adjusted for per share distributions. Beginning April 1, 1999, net investment income per share is calculated by dividing net investment income for the period by the average shares outstanding during the period.
(5)  Total returns are not annualized for periods less than one year.
(6) Ratios are annualized for periods of less than one year. Expense reimbursements reflect voluntary reductions to total expenses, as discussed in the notes to financial statements. Such amounts would decrease net investment income (loss) ratios had such reductions not occurred.
(7)  Net expenses include certain items not subject to expense reimbursement.
(8) On May 17, 2002 the Board of Trustees approved an amendment to the Expense Limitation Agreement whereby overall operating expenses of the Worldwide Growth, Global Select, International Core Growth, Emerging Countries, US Large Cap Select Growth, and Large Cap Value excluding taxes, interest, brokerage and extraordinary expenses, do not exceed 1.00%, 1.05%, 1.15%, 1.50%, 0.90% and 0.85% representing a 0.35%, 0.15%, 0.25%, 0.15%, 0.10% and
     0.15% decrease in the Fund's expense cap, respectively.
(9) On May 18, 2001 the Board of Trustees approved an amendment to the Expense Limitation Agreement whereby overall operating expenses of the Emerging Growth, excluding taxes, interest, brokerage and extraordinary expenses, do not exceed 1.25% representing a .08% increase in the Fund's expense cap.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                                   RATIOS TO AVERAGE NET ASSETS (6)
                                       --------------------------------------------------------   FUND'S
                                            NET                      EXPENSE                     PORTFOLIO  NET ASSETS,
                             TOTAL      INVESTMENT     TOTAL    (REIMBURSEMENTS)/      NET       TURNOVER     ENDING
                           RETURN (5)  INCOME (LOSS)  EXPENSES     RECOUPMENT      EXPENSES (7)    RATE     (IN 000'S)
-----------------------------------------------------------------------------------------------------------------------
                                                  GLOBAL EQUITY FUNDS
WORLDWIDE GROWTH
  For the period ended
    09/30/02 (1)             (26.50%)        0.25%      1.50%           (0.30%)         1.20%(8)     111%    $ 55,409
  For the year ended
    03/31/02                 (11.59%)       (0.10%)     1.43%           (0.08%)         1.35%        280%      78,375
  For the year ended
    03/31/01                 (46.19%)       (0.30%)     1.34%            0.01%          1.35%        204%      98,718
  For the period 5/7/99
    through 3/31/00           62.81%        (0.54%)     1.42%           (0.05%)         1.37%        168%     188,731
  For the period 4/1/99
    through 5/7/99 (1)         6.78%        (0.84%)     1.29%              --           1.29%         21%     108,457
  For the year ended
    3/31/99                   34.28%         0.19%      1.51%           (0.17%)         1.34%        247%      74,523
  For the year ended
    3/31/98                   35.08%        (0.31%)     1.87%           (0.51%)         1.36%        202%      11,686
GLOBAL SELECT
  For the period ended
    09/30/02 (1)             (25.82%)       (0.05%)     1.37%           (0.19%)         1.18%(8)     129%    $ 49,281
  For the year ended
    03/31/02                   6.30%        (0.43%)     1.37%           (0.14%)         1.23%        401%      41,219
  For the year ended
    03/31/01                 (36.33%)       (0.21%)     1.78%           (0.48%)         1.30%        440%      15,023
  For the year ended
    3/31/00                  110.64%        (0.81%)     1.82%           (0.49%)         1.33%        348%      24,742
  For the year ended
    3/31/99                   39.55%        (0.31%)     3.14%           (1.81%)         1.33%        419%      10,414
  9/30/97 (commenced) to
    3/31/98                   18.48%        (0.06%)     2.14%           (0.94%)         1.20%        238%       7,320
GLOBAL TECHNOLOGY
  For the period ended
    09/30/02 (1)             (49.49%)       (1.28%)     1.84%           (0.33%)         1.51%         96%    $ 16,804
  For the year ended
    03/31/02                 (11.59%)       (0.43%)     1.46%           (0.02%)         1.44%        504%      57,794
  For the year ended
    03/31/01                 (69.62%)       (0.93%)     1.36%            0.04%          1.40%        416%      75,622
  For the year ended
    3/31/00                  259.92%        (1.06%)     1.42%              --           1.42%        357%     405,318
  7/31/98 (commenced) to
    3/31/99                  257.20%        (0.84%)     4.12%           (2.69%)         1.43%        254%      24,094
GLOBAL HEALTH CARE
  For the period ended
    09/30/02 (1)             (29.44%)       (1.08%)     1.60%           (0.19%)         1.41%        207%    $ 20,467
  For the year ended
    03/31/02                   8.49%        (0.80%)     1.36%            0.00%          1.36%        396%      93,177
  For the year ended
    03/31/01                  (5.36%)       (0.52%)     1.37%            0.01%          1.38%        717%      88,104
  9/1/99 (commenced) to
    3/31/00                  147.42%        (0.69%)     1.45%           (0.04%)         1.41%        327%     125,355

                                              INTERNATIONAL EQUITY FUNDS
INTERNATIONAL CORE GROWTH
  For the period ended
    09/30/02 (1)             (22.19%)        1.04%      1.39%           (0.11%)         1.28%(8)      99%    $221,713
  For the year ended
    03/31/02                 (10.62%)        0.32%      1.36%            0.01%          1.37%        232%     214,920
  For the year ended
    03/31/01                 (35.99%)        0.15%      1.32%            0.08%          1.40%        234%     215,602
  For the period 5/7/99
    through 3/31/00           54.78%        (0.36%)     1.38%            0.02%          1.40%        171%     303,536
  For the period 4/1/99
    through 5/7/99 (1)         4.46%        (0.97%)     1.39%              --           1.39%         30%     117,365
  For the year ended
    3/31/99                    6.43%        (0.01%)     1.59%           (0.24%)         1.35%        214%     107,890
  For the year ended
    3/31/98                   36.91%        (0.12%)     1.92%           (0.51%)         1.41%        274%      32,305

----------------------------------

(1)  Unaudited.
(2) As required, effective April 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for the Investment Companies and began amortizing premium on debt securities. The effect of this change for the Convertible Fund and the High Yield Bond Fund for the period ended September 30, 2002 was to decrease net investment income per share by $0.02 and $0.01, increase net realized and unrealized gains and losses per share by $0.02 and $0.01, and decrease the ratio of net investment income to average net assets to 3.41% from 3.56% and to 8.57% from 8.73%, respectively. Per share, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(3) As required, effective April 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for the Investment Companies and began amortizing premium on debt securities. The effect of this change for the Convertible Fund and the High Yield Bond Fund for the year ended
     March 30, 2002 was to decrease net investment income per share by $0.08 and $0.01, increase net realized and unrealized gains and losses per share by $0.08 and $0.01, and decrease the ratio of net investment income to average net assets to 2.87% from 3.21% and to 9.28% from 9.43%, respectively. Per share, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(4) Prior to April 1, 1999, net investment income per share was calculated by taking the difference in undistributed net investment income per share at the beginning and end of the period, adjusted for per share distributions. Beginning April 1, 1999, net investment income per share is calculated by dividing net investment income for the period by the average shares outstanding during the period.
(5)  Total returns are not annualized for periods less than one year.
(6) Ratios are annualized for periods of less than one year. Expense reimbursements reflect voluntary reductions to total expenses, as discussed in the notes to financial statements. Such amounts would decrease net investment income (loss) ratios had such reductions not occurred.
(7)  Net expenses include certain items not subject to expense reimbursement.
(8) On May 17, 2002 the Board of Trustees approved an amendment to the Expense Limitation Agreement whereby overall operating expenses of the Worldwide Growth, Global Select, International Core Growth, Emerging Countries, US Large Cap Select Growth, and Large Cap Value excluding taxes, interest, brokerage and extraordinary expenses, do not exceed 1.00%, 1.05%, 1.15%, 1.50%, 0.90% and 0.85% representing a 0.35%, 0.15%, 0.25%, 0.15%, 0.10% and
     0.15% decrease in the Fund's expense cap, respectively.
(9) On May 18, 2001 the Board of Trustees approved an amendment to the Expense Limitation Agreement whereby overall operating expenses of the Emerging Growth, excluding taxes, interest, brokerage and extraordinary expenses, do not exceed 1.25% representing a .08% increase in the Fund's expense cap.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

Nicholas-Applegate Institutional Funds
Financial Highlights -- Continued
For a share outstanding during the period indicated

                                                                            DISTRIBUTIONS FROM:
                                                                         -------------------------
                           NET ASSET         NET          NET REALIZED      NET           NET       NET ASSET
                            VALUE,       INVESTMENT      AND UNREALIZED  INVESTMENT    REALIZED      VALUE,
                           BEGINNING  INCOME (LOSS) (4)   GAINS (LOSS)     INCOME    CAPITAL GAINS   ENDING
-------------------------------------------------------------------------------------------------------------
                                   INTERNATIONAL EQUITY FUNDS -- CONTINUED
INTERNATIONAL GROWTH
  OPPORTUNITIES
  For the period ended
    09/30/02 (1)            $22.72         $ 0.07           $ (4.54)      $   --       $    --       $ 18.25
  For the year ended
    03/31/02                 24.38           0.09             (1.75)          --            --         22.72
  For the year ended
    03/31/01                 51.19          (0.09)           (17.92)       (0.13)        (8.67)        24.38
  For the period 5/7/99
    through 3/31/00          22.38          (0.24)            29.26           --         (0.21)        51.19
  For the period 4/1/99
    through 5/7/99 (1)       21.12          (0.01)             1.27           --            --         22.38
  For the year ended
    3/31/99                  18.45           0.03              3.22           --         (0.58)        21.12
  For the year ended
    3/31/98                  17.02          (0.13)             5.50           --         (3.94)        18.45
INTERNATIONAL STRUCTURED
  For the period ended
    09/30/02 (1)            $11.30         $ 0.08           $ (2.17)      $   --       $    --       $  9.21
  For the year ended
    03/31/02                 12.50           0.09             (1.22)       (0.07)           --         11.30
EMERGING COUNTRIES
  For the period ended
    09/30/02 (1)            $12.13         $ 0.01           $ (3.50)      $   --       $    --       $  8.64
  For the year ended
    03/31/02                 11.20           0.04              0.89           --            --         12.13
  For the year ended
    03/31/01                 23.69          (0.02)           (10.84)          --         (1.63)        11.20
  For the period 5/7/99
    through 3/31/00          15.88          (0.10)             7.91           --            --         23.69
  For the period 4/1/99
    through 5/7/99 (1)       13.44          (0.02)             2.46           --            --         15.88
  For the year ended
    3/31/99                  17.15          (0.01)            (3.63)          --         (0.07)        13.44
  For the year ended
    3/31/98                  17.45           0.09              1.23           --         (1.62)        17.15

                                              U.S. EQUITY FUNDS
U.S. LARGE CAP SELECT
  GROWTH
  For the period ended
    09/30/02 (1)            $18.08         $(0.04)          $ (5.29)      $   --       $    --       $ 12.75
  For the year ended
    03/31/02                 22.61          (0.11)            (4.42)          --            --         18.08
  For the year ended
    03/31/01                 49.86          (0.19)           (26.03)          --         (1.03)        22.61
  For the period 5/7/99
    through 3/31/00          29.18          (0.14)            20.82           --            --         49.86
  For the period 4/1/99
    through 5/7/99 (1)       26.89          (0.01)             2.30           --            --         29.18
  For the year ended
    3/31/99                  16.50           0.01             10.53           --         (0.15)        26.89
  For the year ended
    3/31/98                  13.00          (0.02)             7.55           --         (4.03)        16.50
U.S. EQUITY GROWTH
  For the period ended
    09/30/02 (1)            $11.40         $(0.03)          $ (3.24)      $   --       $    --       $  8.13
  For the year ended
    03/31/02                 13.60          (0.09)            (2.11)          --            --         11.40
  For the year ended
    03/31/01                 41.51          (0.20)           (19.98)          --         (7.73)        13.60
  For the period 5/7/99
    through 3/31/00          19.44          (0.15)            22.22           --            --         41.51
  For the period 4/1/99
    through 5/7/99 (1)       19.17          (0.01)             0.28           --            --         19.44
  For the year ended
    3/31/99                  17.16          (0.10)             2.76           --         (0.65)        19.17
  For the year ended
    3/31/98                  15.39          (0.07)             6.00           --         (4.16)        17.16

----------------------------------

(1)  Unaudited.
(2) As required, effective April 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for the Investment Companies and began amortizing premium on debt securities. The effect of this change for the Convertible Fund and the High Yield Bond Fund for the period ended September 30, 2002 was to decrease net investment income per share by $0.02 and $0.01, increase net realized and unrealized gains and losses per share by $0.02 and $0.01, and decrease the ratio of net investment income to average net assets to 3.41% from 3.56% and to 8.57% from 8.73%, respectively. Per share, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(3) As required, effective April 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for the Investment Companies and began amortizing premium on debt securities. The effect of this change for the Convertible Fund and the High Yield Bond Fund for the year ended
     March 30, 2002 was to decrease net investment income per share by $0.08 and $0.01, increase net realized and unrealized gains and losses per share by $0.08 and $0.01, and decrease the ratio of net investment income to average net assets to 2.87% from 3.21% and to 9.28% from 9.43%, respectively. Per share, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(4) Prior to April 1, 1999, net investment income per share was calculated by taking the difference in undistributed net investment income per share at the beginning and end of the period, adjusted for per share distributions. Beginning April 1, 1999, net investment income per share is calculated by dividing net investment income for the period by the average shares outstanding during the period.
(5)  Total returns are not annualized for periods less than one year.
(6) Ratios are annualized for periods of less than one year. Expense reimbursements reflect voluntary reductions to total expenses, as discussed in the notes to financial statements. Such amounts would decrease net investment income (loss) ratios had such reductions not occurred.
(7)  Net expenses include certain items not subject to expense reimbursement.
(8) On May 17, 2002 the Board of Trustees approved an amendment to the Expense Limitation Agreement whereby overall operating expenses of the Worldwide Growth, Global Select, International Core Growth, Emerging Countries, U.S. Large Cap Select Growth, and Large Cap Value excluding taxes, interest, brokerage and extraordinary expenses, do not exceed 1.00%, 1.05%, 1.15%, 1.50%, 0.90% and 0.85% representing a 0.35%, 0.15%, 0.25%, 0.15%, 0.10% and
     0.15% decrease in the Fund's expense cap, respectively.
(9) On May 18, 2001 the Board of Trustees approved an amendment to the Expense Limitation Agreement whereby overall operating expenses of the Emerging Growth, excluding taxes, interest, brokerage and extraordinary expenses, do not exceed 1.25% representing a .08% increase in the Fund's expense cap.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                                   RATIOS TO AVERAGE NET ASSETS (6)
                                       --------------------------------------------------------   FUND'S
                                            NET                      EXPENSE                     PORTFOLIO  NET ASSETS,
                             TOTAL      INVESTMENT     TOTAL    (REIMBURSEMENTS)/      NET       TURNOVER     ENDING
                           RETURN (5)  INCOME (LOSS)  EXPENSES     RECOUPMENT      EXPENSES (7)    RATE     (IN 000'S)
-----------------------------------------------------------------------------------------------------------------------
                                        INTERNATIONAL EQUITY FUNDS -- CONTINUED
INTERNATIONAL GROWTH
  OPPORTUNITIES
  For the period ended
    09/30/02 (1)             (19.67%)        0.65%      1.49%           (0.07%)         1.42%         67%    $131,817
  For the year ended
    03/31/02                  (6.81%)        0.40%      1.42%           (0.01%)         1.41%        168%     144,429
  For the year ended
    03/31/01                 (37.80%)       (0.24%)     1.37%            0.05%          1.42%        160%     193,934
  For the period 5/7/99
    through 3/31/00          130.09%        (0.73%)     1.45%           (0.04%)         1.41%        151%     270,159
  For the period 4/1/99
    through 5/7/99 (1)         5.97%        (0.37%)     1.39%              --           1.39%         23%      71,738
  For the year ended
    3/31/99                   17.97%        (0.30%)     1.53%           (0.15%)         1.38%        146%      69,077
  For the year ended
    3/31/98                   37.02%        (0.91%)     1.94%           (0.53%)         1.41%        198%      42,851
INTERNATIONAL STRUCTURED
  For the period ended
    09/30/02 (1)             (18.50%)        1.54%      2.77%           (1.50%)         1.27%        161%    $  9,060
  For the year ended
    03/31/02                  (9.02%)        0.88%     15.82%          (14.46%)         1.36%        244%         910
EMERGING COUNTRIES
  For the period ended
    09/30/02 (1)             (28.77%)        0.24%      2.07%           (0.44%)         1.63%(8)     127%    $ 72,203
  For the year ended
    03/31/02                   8.30%         0.35%      1.89%           (0.20%)         1.69%        260%     117,070
  For the year ended
    03/31/01                 (46.75%)       (0.11%)     1.72%           (0.04%)         1.68%        244%     140,538
  For the period 5/7/99
    through 3/31/00           49.18%        (0.62%)     1.77%           (0.10%)         1.67%        180%     300,085
  For the period 4/1/99
    through 5/7/99 (1)        18.07%        (1.22%)     1.64%              --           1.64%         34%     178,902
  For the year ended
    3/31/99                  (21.22%)        0.11%      1.97%           (0.30%)         1.67%        213%     140,318
  For the year ended
    3/31/98                    8.77%         1.15%      2.02%           (0.36%)         1.66%        243%      88,063

                                                   U.S. EQUITY FUNDS
U.S. LARGE CAP SELECT
  GROWTH
  For the period ended
    09/30/02 (1)             (29.48%)       (0.46%)     1.15%           (0.19%)         0.96%(8)      88%    $ 59,920
  For the year ended
    03/31/02                 (20.04%)       (0.54%)     1.09%           (0.09%)         1.00%        224%      57,769
  For the year ended
    03/31/01                 (53.26%)       (0.51%)     1.09%           (0.09%)         1.00%        160%      60,882
  For the period 5/7/99
    through 3/31/00           70.86%        (0.44%)     1.20%           (0.19%)         1.01%        154%      37,982
  For the period 4/1/99
    through 5/7/99 (1)         8.52%        (0.40%)     0.98%              --           0.98%         18%       6,043
  For the year ended
    3/31/99                   64.28%        (0.01%)     1.63%           (0.65%)         0.98%        253%       5,940
  For the year ended
    3/31/98                   63.32%        (0.17%)     3.67%           (2.66%)         1.01%        306%       2,556
U.S. EQUITY GROWTH
  For the period ended
    09/30/02 (1)             (28.68%)       (0.71%)     1.15%           (0.15%)         1.00%         88%    $ 70,313
  For the year ended
    03/31/02                 (16.18%)       (0.70%)     1.08%           (0.07%)         1.01%        154%     110,347
  For the year ended
    03/31/01                 (53.95%)       (0.68%)     1.03%           (0.03%)         1.00%        186%     113,952
  For the period 5/7/99
    through 3/31/00          113.48%        (0.60%)     1.09%           (0.08%)         1.01%        110%     252,377
  For the period 4/1/99
    through 5/7/99 (1)         1.41%        (0.70%)     0.99%              --           0.99%         25%     128,710
  For the year ended
    3/31/99                   16.09%        (0.44%)     1.04%           (0.08%)         0.96%        154%     165,014
  For the year ended
    3/31/98                   42.49%        (0.72%)     1.19%           (0.22%)         0.97%        200%     169,412

----------------------------------

(1)  Unaudited.
(2) As required, effective April 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for the Investment Companies and began amortizing premium on debt securities. The effect of this change for the Convertible Fund and the High Yield Bond Fund for the period ended September 30, 2002 was to decrease net investment income per share by $0.02 and $0.01, increase net realized and unrealized gains and losses per share by $0.02 and $0.01, and decrease the ratio of net investment income to average net assets to 3.41% from 3.56% and to 8.57% from 8.73%, respectively. Per share, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(3) As required, effective April 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for the Investment Companies and began amortizing premium on debt securities. The effect of this change for the Convertible Fund and the High Yield Bond Fund for the year ended
     March 30, 2002 was to decrease net investment income per share by $0.08 and $0.01, increase net realized and unrealized gains and losses per share by $0.08 and $0.01, and decrease the ratio of net investment income to average net assets to 2.87% from 3.21% and to 9.28% from 9.43%, respectively. Per share, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(4) Prior to April 1, 1999, net investment income per share was calculated by taking the difference in undistributed net investment income per share at the beginning and end of the period, adjusted for per share distributions. Beginning April 1, 1999, net investment income per share is calculated by dividing net investment income for the period by the average shares outstanding during the period.
(5)  Total returns are not annualized for periods less than one year.
(6) Ratios are annualized for periods of less than one year. Expense reimbursements reflect voluntary reductions to total expenses, as discussed in the notes to financial statements. Such amounts would decrease net investment income (loss) ratios had such reductions not occurred.
(7)  Net expenses include certain items not subject to expense reimbursement.
(8) On May 17, 2002 the Board of Trustees approved an amendment to the Expense Limitation Agreement whereby overall operating expenses of the Worldwide Growth, Global Select, International Core Growth, Emerging Countries, U.S. Large Cap Select Growth, and Large Cap Value excluding taxes, interest, brokerage and extraordinary expenses, do not exceed 1.00%, 1.05%, 1.15%, 1.50%, 0.90% and 0.85% representing a 0.35%, 0.15%, 0.25%, 0.15%, 0.10% and
     0.15% decrease in the Fund's expense cap, respectively.
(9) On May 18, 2001 the Board of Trustees approved an amendment to the Expense Limitation Agreement whereby overall operating expenses of the Emerging Growth, excluding taxes, interest, brokerage and extraordinary expenses, do not exceed 1.25% representing a .08% increase in the Fund's expense cap.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

Nicholas-Applegate Institutional Funds
Financial Highlights -- Continued
For a share outstanding during the period indicated

                                                                            DISTRIBUTIONS FROM:
                                                                         -------------------------
                           NET ASSET         NET          NET REALIZED      NET           NET       NET ASSET
                            VALUE,       INVESTMENT      AND UNREALIZED  INVESTMENT    REALIZED      VALUE,
                           BEGINNING  INCOME (LOSS) (4)   GAINS (LOSS)     INCOME    CAPITAL GAINS   ENDING
-------------------------------------------------------------------------------------------------------------
                                       U.S. EQUITY FUNDS -- CONTINUED
EMERGING GROWTH
  For the period ended
    09/30/02 (1)            $ 9.59         $(0.04)          $ (2.82)      $   --       $    --       $  6.73
  For the year ended
    03/31/02                  9.57          (0.04)             0.06           --            --          9.59
  For the year ended
    03/31/01                 27.03          (0.01)           (12.37)          --         (5.08)         9.57
  For the period 5/7/99
    through 3/31/00          14.02          (0.12)            13.51           --         (0.38)        27.03
  For the period 4/1/99
    through 5/7/99 (1)       13.53          (0.01)             0.50           --            --         14.02
  For the year ended
    3/31/99                  14.17          (0.14)             0.17           --         (0.67)        13.53
  For the year ended
    3/31/98                  11.06          (0.03)             5.10           --         (1.96)        14.17
GROWTH DISCOVERY
  For the period ended
    09/30/02 (1)            $10.88         $(0.07)          $ (3.34)      $   --       $    --       $  7.47
  For the year ended
    03/31/02                  9.05          (0.13)             1.96           --            --         10.88
  For the year ended
    03/31/01                 42.54          (0.14)           (17.58)          --        (15.77)         9.05
  For the year ended
    3/31/00                  20.24          (0.35)            27.92           --         (5.27)        42.54
  For the year ended
    3/31/99                  25.05          (0.42)            (3.05)          --         (1.34)        20.24
  For the year ended
    3/31/98                  15.94          (0.17)            10.93           --         (1.65)        25.05
LARGE CAP VALUE
  For the period ended
    09/30/02 (1)            $24.46         $ 0.11           $ (7.27)      $   --       $    --       $ 17.30
  For the year ended
    03/31/02                 23.42           0.22              1.24        (0.05)        (0.37)        24.46
  For the year ended
    03/31/01                 21.74           0.24              1.64        (0.20)           --         23.42
  For the period 5/7/99
    through 3/31/00          22.99           0.18             (1.30)       (0.13)           --         21.74
  For the period 4/1/99
    through 5/7/99 (1)       20.90          (0.01)             2.10           --            --         22.99
  For the year ended
    3/31/99                  21.90           0.13              0.80        (0.12)        (1.81)        20.90
  For the year ended
    3/31/98                  15.06             --              8.27           --         (1.43)        21.90
VALUE OPPORTUNITIES
  For the period ended
    09/30/02 (1)            $15.62         $ 0.03           $ (3.55)      $   --       $    --       $ 12.10
  For the year ended
    03/31/02                 12.50           0.10              3.06        (0.04)           --         15.62
CONVERTIBLE
  For the period ended
    09/30/02 (1)(2)         $21.35         $ 0.34           $ (3.76)      $(0.38)      $    --       $ 17.55
  For the year ended
    03/31/02 (3)             23.14           0.64             (1.69)       (0.74)           --         21.35
  For the year ended
    03/31/01                 33.67           0.70             (8.94)       (0.66)        (1.63)        23.14
  For the period 5/7/99
    through 3/31/00          22.21           0.49             11.44        (0.47)           --         33.67
  For the period 4/1/99
    through 5/7/99 (1)       21.53           0.05              0.63           --            --         22.21
  For the year ended
    3/31/99                  18.64           0.50              3.11        (0.54)        (0.18)        21.53
  For the year ended
    3/31/98                  14.97           0.47              4.20        (0.47)        (0.53)        18.64
                                           U.S. FIXED INCOME FUNDS
HIGH YIELD BOND
  For the period ended
    09/30/02 (1)            $ 9.88         $ 0.41           $ (0.63)      $(0.44)      $    --       $  9.22
  For the year ended
    03/31/02 (2)             10.82           0.93             (0.91)       (0.96)           --          9.88
  For the year ended
    03/31/01                 11.95           1.31             (1.22)       (1.22)           --         10.82
  For the period 5/7/99
    through 3/31/00          12.58           1.05             (0.64)       (1.04)           --         11.95
  For the period 4/1/99
    through 5/7/99 (1)       12.37           0.13              0.18        (0.10)           --         12.58
  For the year ended
    3/31/99                  13.46           1.25             (1.06)       (1.28)           --         12.37
  For the year ended
    3/31/98                  13.20           1.11              2.02        (1.15)        (1.72)        13.46

----------------------------------

(1)  Unaudited.
(2) As required, effective April 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for the Investment Companies and began amortizing premium on debt securities. The effect of this change for the Convertible Fund and the High Yield Bond Fund for the period ended September 30, 2002 was to decrease net investment income per share by $0.02 and $0.01, increase net realized and unrealized gains and losses per share by $0.02 and $0.01, and decrease the ratio of net investment income to average net assets to 3.41% from 3.56% and to 8.57% from 8.73%, respectively. Per share, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(3) As required, effective April 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for the Investment Companies and began amortizing premium on debt securities. The effect of this change for the Convertible Fund and the High Yield Bond Fund for the year ended
     March 30, 2002 was to decrease net investment income per share by $0.08 and $0.01, increase net realized and unrealized gains and losses per share by $0.08 and $0.01, and decrease the ratio of net investment income to average net assets to 2.87% from 3.21% and to 9.28% from 9.43%, respectively. Per share, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(4) Prior to April 1, 1999, net investment income per share was calculated by taking the difference in undistributed net investment income per share at the beginning and end of the period, adjusted for per share distributions. Beginning April 1, 1999, net investment income per share is calculated by dividing net investment income for the period by the average shares outstanding during the period.
(5)  Total returns are not annualized for periods less than one year.
(6) Ratios are annualized for periods of less than one year. Expense reimbursements reflect voluntary reductions to total expenses, as discussed in the notes to financial statements. Such amounts would decrease net investment income (loss) ratios had such reductions not occurred.
(7)  Net expenses include certain items not subject to expense reimbursement.
(8) On May 17, 2002 the Board of Trustees approved an amendment to the Expense Limitation Agreement whereby overall operating expenses of the Worldwide Growth, Global Select, International Core Growth, Emerging Countries, U.S. Large Cap Select Growth, and Large Cap Value excluding taxes, interest, brokerage and extraordinary expenses, do not exceed 1.00%, 1.05%, 1.15%, 1.50%, 0.90% and 0.85% representing a 0.35%, 0.15%, 0.25%, 0.15%, 0.10% and
     0.15% decrease in the Fund's expense cap, respectively.
(9) On May 18, 2001 the Board of Trustees approved an amendment to the Expense Limitation Agreement whereby overall operating expenses of the Emerging Growth, excluding taxes, interest, brokerage and extraordinary expenses, do not exceed 1.25% representing a .08% increase in the Fund's expense cap.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                                   RATIOS TO AVERAGE NET ASSETS (6)
                                       --------------------------------------------------------   FUND'S
                                            NET                      EXPENSE                     PORTFOLIO  NET ASSETS,
                             TOTAL      INVESTMENT     TOTAL    (REIMBURSEMENTS)/      NET       TURNOVER     ENDING
                           RETURN (5)  INCOME (LOSS)  EXPENSES     RECOUPMENT      EXPENSES (7)    RATE     (IN 000'S)
-----------------------------------------------------------------------------------------------------------------------
                                            U.S. EQUITY FUNDS -- CONTINUED
EMERGING GROWTH
  For the period ended
    09/30/02 (1)             (29.82%)       (0.95%)     1.39%           (0.13%)         1.26%         66%    $101,574
  For the year ended
    03/31/02                   0.21%        (0.46%)     1.34%           (0.12%)         1.22%(9)     138%     173,053
  For the year ended
    03/31/01                 (49.55%)       (0.07%)     1.30%           (0.12%)         1.18%        120%     138,022
  For the period 5/7/99
    through 3/31/00           96.49%        (0.68%)     1.38%           (0.19%)         1.19%         84%     276,556
  For the period 4/1/99
    through 5/7/99 (1)         3.70%        (0.87%)     1.17%              --           1.17%         18%     197,120
  For the year ended
    3/31/99                    1.03%        (0.71%)     1.35%           (0.10%)         1.25%         90%     213,149
  For the year ended
    3/31/98                   47.38%        (1.16%)     1.44%           (0.25%)         1.19%         92%     257,599
GROWTH DISCOVERY
  For the period ended
    09/30/02 (1)             (31.34%)       (1.37%)     1.71%           (0.13%)         1.58%         75%    $ 36,439
  For the year ended
    03/31/02                  20.22%        (1.31%)     1.60%           (0.03%)         1.57%        170%      88,311
  For the year ended
    03/31/01                 (48.41%)       (0.66%)     1.62%           (0.04%)         1.58%        118%      47,810
  For the year ended
    3/31/00                  151.76%        (1.32%)     1.76%           (0.19%)         1.57%        141%      92,221
  For the year ended
    3/31/99                  (13.78%)       (1.18%)     1.70%           (0.11%)         1.59%        115%      53,593
  For the year ended
    3/31/98                   68.89%        (2.51%)     1.83%           (0.26%)         1.57%        113%      82,122
LARGE CAP VALUE
  For the period ended
    09/30/02 (1)             (29.27%)        1.00%      1.20%           (0.25%)         0.95%(8)      71%    $ 38,129
  For the year ended
    03/31/02                   6.35%         0.89%      1.14%           (0.13%)         1.01%         99%      39,358
  For the year ended
    03/31/01                   8.64%         1.04%      1.21%           (0.19%)         1.02%        120%      46,672
  For the period 5/7/99
    through 3/31/00           (4.87%)        0.97%      1.26%           (0.24%)         1.02%        143%      23,185
  For the period 4/1/99
    through 5/7/99 (1)        10.00%         0.45%      2.48%           (1.50%)         0.98%          7%      27,818
  For the year ended
    3/31/99                    4.43%         0.87%      2.11%           (1.12%)         0.99%        147%      15,322
  For the year ended
    3/31/98                   57.78%         2.33%      2.46%           (1.45%)         1.01%         55%      10,260
VALUE OPPORTUNITIES
  For the period ended
    09/30/02 (1)             (22.54%)        0.42%      1.49%           (0.18%)         1.31%         54%    $ 11,202
  For the year ended
    03/31/02                  25.33%         0.79%      1.44%           (0.14%)         1.30%         84%      58,833
CONVERTIBLE
  For the period ended
    09/30/02 (1)(2)          (16.10%)        3.41%      1.11%           (0.10%)         1.01%         37%    $ 67,786
  For the year ended
    03/31/02 (3)              (4.51%)        2.87%      1.05%           (0.05%)         1.00%        181%     120,359
  For the year ended
    03/31/01                 (25.12%)        2.40%      1.04%           (0.03%)         1.01%        118%     126,826
  For the period 5/7/99
    through 3/31/00           54.31%         2.02%      1.27%           (0.24%)         1.03%        149%     114,655
  For the period 4/1/99
    through 5/7/99 (1)         3.16%         2.15%      0.99%              --           0.99%         11%      90,843
  For the year ended
    3/31/99                   19.93%         2.67%      1.07%           (0.11%)         0.96%        138%      88,590
  For the year ended
    3/31/98                   31.78%         6.25%      1.20%           (0.23%)         0.97%        160%      80,084
                                                U.S. FIXED INCOME FUNDS
HIGH YIELD BOND
  For the period ended
    09/30/02 (1)              (2.50%)        8.57%      1.01%           (0.25%)         0.76%         31%    $ 74,792
  For the year ended
    03/31/02 (2)               0.42%         9.28%      1.03%           (0.27%)         0.76%        113%      71,369
  For the year ended
    03/31/01                   0.78%        10.75%      1.29%           (0.53%)         0.76%        132%      42,622
  For the period 5/7/99
    through 3/31/00            3.39%         9.97%      1.31%           (0.50%)         0.81%        113%      21,552
  For the period 4/1/99
    through 5/7/99 (1)         2.52%        10.66%      0.58%           (0.02%)         0.56%         25%      11,412
  For the year ended
    3/31/99                    1.69%         9.79%      1.09%           (0.41%)         0.68%        242%      11,319
  For the year ended
    3/31/98                   25.49%         8.28%      2.66%           (1.90%)         0.76%        484%      10,771

----------------------------------

(1)  Unaudited.
(2) As required, effective April 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for the Investment Companies and began amortizing premium on debt securities. The effect of this change for the Convertible Fund and the High Yield Bond Fund for the period ended September 30, 2002 was to decrease net investment income per share by $0.02 and $0.01, increase net realized and unrealized gains and losses per share by $0.02 and $0.01, and decrease the ratio of net investment income to average net assets to 3.41% from 3.56% and to 8.57% from 8.73%, respectively. Per share, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(3) As required, effective April 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for the Investment Companies and began amortizing premium on debt securities. The effect of this change for the Convertible Fund and the High Yield Bond Fund for the year ended
     March 30, 2002 was to decrease net investment income per share by $0.08 and $0.01, increase net realized and unrealized gains and losses per share by $0.08 and $0.01, and decrease the ratio of net investment income to average net assets to 2.87% from 3.21% and to 9.28% from 9.43%, respectively. Per share, ratios and supplemental data for the periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
(4) Prior to April 1, 1999, net investment income per share was calculated by taking the difference in undistributed net investment income per share at the beginning and end of the period, adjusted for per share distributions. Beginning April 1, 1999, net investment income per share is calculated by dividing net investment income for the period by the average shares outstanding during the period.
(5)  Total returns are not annualized for periods less than one year.
(6) Ratios are annualized for periods of less than one year. Expense reimbursements reflect voluntary reductions to total expenses, as discussed in the notes to financial statements. Such amounts would decrease net investment income (loss) ratios had such reductions not occurred.
(7)  Net expenses include certain items not subject to expense reimbursement.
(8) On May 17, 2002 the Board of Trustees approved an amendment to the Expense Limitation Agreement whereby overall operating expenses of the Worldwide Growth, Global Select, International Core Growth, Emerging Countries, U.S. Large Cap Select Growth, and Large Cap Value excluding taxes, interest, brokerage and extraordinary expenses, do not exceed 1.00%, 1.05%, 1.15%, 1.50%, 0.90% and 0.85% representing a 0.35%, 0.15%, 0.25%, 0.15%, 0.10% and
     0.15% decrease in the Fund's expense cap, respectively.
(9) On May 18, 2001 the Board of Trustees approved an amendment to the Expense Limitation Agreement whereby overall operating expenses of the Emerging Growth, excluding taxes, interest, brokerage and extraordinary expenses, do not exceed 1.25% representing a .08% increase in the Fund's expense cap.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2002 (UNAUDITED)

                             Worldwide       Global
                              Growth         Select
ASSETS
Investments, at value*     $ 53,359,076   $ 47,999,416
Foreign currencies, at
  value**                       104,211        444,027
Cash                            202,500        440,355
Cash collateral received
  for securities loaned       1,243,185      1,378,040
Receivables:
  Investment securities
    sold                      6,324,748      4,439,115
  Capital shares sold               137             --
  Dividends                      89,624         43,620
  Foreign taxes
    receivable                   16,655          5,386
  Interest                           27             --
  From investment advisor            --             --
Other assets                      8,047          2,134
                           ------------   ------------
    Total assets             61,348,210     54,752,093
                           ------------   ------------
LIABILITIES
Payables:
  Bank overdraft           $         --   $         --
  Investments purchased       4,579,511      3,837,772
  Capital shares redeemed            --        185,512
  Collateral on
    securities loaned         1,243,185      1,378,040
  Dividends                          --             --
  To investment advisor          27,326         22,110
Unrealized loss on
  forward currency
  contracts                          --             --
Other Liabilites                 89,556         47,865
                           ------------   ------------
    Total Liabilities         5,939,578      5,471,299
                           ------------   ------------
NET ASSETS                   55,408,632     49,280,794
                           ------------   ------------
                           ------------   ------------

   * Investments, at cost    57,482,168     51,175,232
                           ------------   ------------
                           ------------   ------------
  ** Foreign currencies,
    at cost                     103,361        451,790
                           ------------   ------------
                           ------------   ------------
NET ASSETS CONSIST OF:
Paid-in capital            $121,890,343   $ 65,586,163
Undistributed net
  investment income
  (loss)                         99,846        (34,430)
Accumulated net realized
  gain (loss) on
  investments and foreign
  currencies                (62,466,130)   (13,092,470)
Net unrealized
  appreciation
  (depreciation) of
  investments and of
  other assets and
  liabilities denominated
  in foreign currencies      (4,115,427)    (3,178,469)
                           ------------   ------------
Net Assets applicable to
  all shares outstanding   $ 55,408,632   $ 49,280,794
                           ------------   ------------
                           ------------   ------------
Net Assets of
  Institutional Shares     $ 55,408,522   $ 49,280,677
Net Assets of Retirement
  shares                            110            117
                           ------------   ------------
                           ------------   ------------
Institutional Shares
  outstanding                 5,401,070      4,861,760
Retirement Shares
  outstanding                        11             12
                           ------------   ------------
                           ------------   ------------
Net Asset Value --
  Institutional Share      $      10.26   $      10.14
Net Asset Value --
  Retirement Share         $      10.23   $      10.12
                           ------------   ------------
                           ------------   ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                               Global         Global      International      International      International     Emerging
                             Technology     Health Care    Core Growth    Growth Opportunities   Structured      Countries
ASSETS
Investments, at value*     $  16,857,115   $ 20,518,725   $ 223,033,596      $129,829,147       $ 9,061,150    $  69,988,455
Foreign currencies, at
  value**                             --             --             999         1,261,700           101,794        2,309,462
Cash                                  --             --              --                --                --        1,832,451
Cash collateral received
  for securities loaned        2,550,380             --      14,846,240        22,966,389           318,880        2,101,220
Receivables:
  Investment securities
    sold                         139,554        198,266       3,857,207         2,850,809                --        4,844,550
  Capital shares sold                405            471       1,401,362           963,791                --          848,238
  Dividends                           --          8,820         570,774           268,649            35,064          222,409
  Foreign taxes
    receivable                        --          6,812         142,521            65,989             1,317            3,572
  Interest                            --             --              --                --                --               --
  From investment advisor             --             --              --                --             3,192               --
Other assets                      10,511         12,203          25,576            17,485               741           21,369
                           -------------   ------------   -------------      ------------       -----------    -------------
    Total assets              19,557,965     20,745,297     243,878,275       158,223,959         9,522,138       82,171,726
                           -------------   ------------   -------------      ------------       -----------    -------------
LIABILITIES
Payables:
  Bank overdraft           $     107,492   $    198,089   $     300,143      $    772,591       $        --    $          --
  Investments purchased               --             --       6,457,360         1,998,632           101,794        5,722,360
  Capital shares redeemed         14,430          5,445         190,664           364,688                --        1,899,770
  Collateral on
    securities loaned          2,550,380             --      14,846,240        22,966,389           318,880        2,101,220
  Dividends                           --             --              --                --                --               --
  To investment advisor            8,266         15,462         144,519           108,632                --           25,974
Unrealized loss on
  forward currency
  contracts                           --             --              --                --                --               --
Other Liabilites                  73,808         58,949         226,650           195,930            41,959          219,851
                           -------------   ------------   -------------      ------------       -----------    -------------
    Total Liabilities          2,754,376        277,945      22,165,576        26,406,862           462,633        9,969,175
                           -------------   ------------   -------------      ------------       -----------    -------------
NET ASSETS                    16,803,589     20,467,352     221,712,699       131,817,097         9,059,505       72,202,551
                           -------------   ------------   -------------      ------------       -----------    -------------
                           -------------   ------------   -------------      ------------       -----------    -------------

   * Investments, at cost     22,222,364     19,270,646     248,450,994       143,500,066        10,591,690       77,530,977
                           -------------   ------------   -------------      ------------       -----------    -------------
                           -------------   ------------   -------------      ------------       -----------    -------------
  ** Foreign currencies,
    at cost                           --             --           1,000         1,327,062           101,055        2,334,012
                           -------------   ------------   -------------      ------------       -----------    -------------
                           -------------   ------------   -------------      ------------       -----------    -------------
NET ASSETS CONSIST OF:
Paid-in capital            $ 223,143,841   $ 54,938,413   $ 367,363,299      $232,371,901       $11,554,458    $ 182,002,871
Undistributed net
  investment income
  (loss)                        (245,698)      (222,446)      1,344,025           578,207            57,299         (109,793)
Accumulated net realized
  gain (loss) on
  investments and foreign
  currencies                (200,729,674)   (35,497,533)   (121,568,354)      (87,404,723)       (1,022,307)    (102,088,838)
Net unrealized
  appreciation
  (depreciation) of
  investments and of
  other assets and
  liabilities denominated
  in foreign currencies       (5,364,880)     1,248,918     (25,426,271)      (13,728,288)       (1,529,945)      (7,601,689)
                           -------------   ------------   -------------      ------------       -----------    -------------
Net Assets applicable to
  all shares outstanding   $  16,803,589   $ 20,467,352   $ 221,712,699      $131,817,097       $ 9,059,505    $  72,202,551
                           -------------   ------------   -------------      ------------       -----------    -------------
                           -------------   ------------   -------------      ------------       -----------    -------------
Net Assets of
  Institutional Shares     $  16,803,589   $ 20,467,352   $ 212,805,902      $131,816,973       $ 9,059,505    $  72,202,466
Net Assets of Retirement
  shares                              --             --       8,906,797               124                --               85
                           -------------   ------------   -------------      ------------       -----------    -------------
                           -------------   ------------   -------------      ------------       -----------    -------------
Institutional Shares
  outstanding                  1,689,248      1,163,721      15,923,779         7,222,810           983,363        8,355,873
Retirement Shares
  outstanding                         --             --         671,425                 7                --               10
                           -------------   ------------   -------------      ------------       -----------    -------------
                           -------------   ------------   -------------      ------------       -----------    -------------
Net Asset Value --
  Institutional Share      $        9.95   $      17.59   $       13.36      $      18.25       $      9.21    $        8.64
Net Asset Value --
  Retirement Share         $          --   $         --   $       13.27      $      18.24       $        --    $        8.64
                           -------------   ------------   -------------      ------------       -----------    -------------
                           -------------   ------------   -------------      ------------       -----------    -------------

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES -- Continued
SEPTEMBER 30, 2002 (UNAUDITED)

                           U.S. Large Cap   U.S. Equity
                           Select Growth      Growth
ASSETS
Investments, at value*     $  63,369,330   $ 70,300,022
Foreign currencies, at
  value**                             --             --
Cash                             773,415             --
Cash collateral received
  for securities loaned        1,608,255             --
Receivables:
  Investment securities
    sold                         127,535      3,140,934
  Capital shares sold                929            695
  Dividends                       16,923         13,815
  Foreign taxes
    receivable                        --             --
  Interest                            --             --
  From investment advisor             --             --
Other assets                      14,453         15,286
                           -------------   ------------
    Total assets              65,910,840     73,470,752
                           -------------   ------------
LIABILITIES
Payables:
  Bank overdraft           $          --   $     34,178
  Investments purchased          507,852      2,987,445
  Capital shares redeemed      3,778,365         21,799
  Collateral on
    securities loaned          1,608,255             --
  Dividends                           --             --
  To investment advisor           31,014         35,618
Unrealized loss on
  forward currency
  contracts                           --             --
Other Liabilites                  64,939         79,147
                           -------------   ------------
    Total Liabilities          5,990,425      3,158,187
                           -------------   ------------
NET ASSETS                    59,920,415     70,312,565
                           -------------   ------------
                           -------------   ------------

   * Investments, at cost     69,319,964     68,185,080
                           -------------   ------------
                           -------------   ------------
  ** Foreign currencies,
    at cost                           --             --
                           -------------   ------------
                           -------------   ------------
NET ASSETS CONSIST OF:
Paid-in capital            $ 169,616,392   $160,071,708
Undistributed net
  investment income
  (loss)                        (217,145)      (316,698)
Accumulated net realized
  gain (loss) on
  investments and foreign
  currencies                (103,528,198)   (91,557,387)
Net unrealized
  appreciation
  (depreciation) of
  investments and of
  other assets and
  liabilities denominated
  in foreign currencies       (5,950,634)     2,114,942
                           -------------   ------------
Net Assets applicable to
  all shares outstanding   $  59,920,415   $ 70,312,565
                           -------------   ------------
                           -------------   ------------
Net Assets of
  Institutional Shares     $  33,151,372   $ 70,301,884
Net Assets of Retirement
  shares                      26,769,043         10,681
                           -------------   ------------
                           -------------   ------------
Institutional Shares
  outstanding                  2,599,970      8,651,882
Retirement Shares
  outstanding                  2,116,022          1,321
                           -------------   ------------
                           -------------   ------------
Net Asset Value --
  Institutional Share      $       12.75   $       8.13
Net Asset Value --
  Retirement Share         $       12.65   $       8.08
                           -------------   ------------
                           -------------   ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                             Emerging        Growth       Large Cap        Value                      High Yield
                              Growth        Discovery       Value      Opportunities   Convertible       Bond
ASSETS
Investments, at value*     $102,224,706   $ 36,390,931   $38,871,939   $11,111,492    $ 68,435,708   $71,151,560
Foreign currencies, at
  value**                            --             --            --            --              --            --
Cash                                 --             --            --            --         648,930            --
Cash collateral received
  for securities loaned         289,170             --            --        84,240              --            --
Receivables:
  Investment securities
    sold                        596,684        638,011     1,283,724       469,066         362,855     2,799,208
  Capital shares sold            83,055        264,780         4,380       198,545              --            --
  Dividends                      31,901          4,350        42,733        29,621          96,752            --
  Foreign taxes
    receivable                       --             --            --            --              --            --
  Interest                           --             --            --            --         429,847     1,944,764
  From investment advisor            --             --            --            --              --            --
Other assets                     17,588          8,837         9,460         5,099           9,153         9,787
                           ------------   ------------   -----------   -----------    ------------   -----------
    Total assets            103,243,104     37,306,909    40,212,236    11,898,063      69,983,245    75,905,319
                           ------------   ------------   -----------   -----------    ------------   -----------
LIABILITIES
Payables:
  Bank overdraft           $     52,317   $     56,364   $   113,411   $   271,609    $         --   $   977,220
  Investments purchased       1,122,998        689,518     1,712,387       288,926       2,026,337            --
  Capital shares redeemed        17,202         22,792       198,538            --              --            --
  Collateral on
    securities loaned           289,170             --            --        84,240              --            --
  Dividends                          --             --            --            --          61,249        47,675
  To investment advisor          68,260         28,249        12,274         1,126          32,352        22,783
Unrealized loss on
  forward currency
  contracts                          --             --            --            --              --            --
Other Liabilites                119,031         70,859        46,151        50,382          77,260        65,199
                           ------------   ------------   -----------   -----------    ------------   -----------
    Total Liabilities         1,668,978        867,782     2,082,761       696,283       2,197,198     1,112,877
                           ------------   ------------   -----------   -----------    ------------   -----------
NET ASSETS                  101,574,126     36,439,127    38,129,475    11,201,780      67,786,047    74,792,442
                           ------------   ------------   -----------   -----------    ------------   -----------
                           ------------   ------------   -----------   -----------    ------------   -----------

   * Investments, at cost   116,930,606     37,834,358    45,642,084    12,842,624      70,898,297    74,558,970
                           ------------   ------------   -----------   -----------    ------------   -----------
                           ------------   ------------   -----------   -----------    ------------   -----------
  ** Foreign currencies,
    at cost                          --             --            --            --              --            --
                           ------------   ------------   -----------   -----------    ------------   -----------
                           ------------   ------------   -----------   -----------    ------------   -----------
NET ASSETS CONSIST OF:
Paid-in capital            $202,509,208   $ 68,821,373   $51,485,731   $ 9,918,810    $121,152,508   $87,951,299
Undistributed net
  investment income
  (loss)                       (666,652)      (452,346)      752,252       183,322        (283,145)     (105,666)
Accumulated net realized
  gain (loss) on
  investments and foreign
  currencies                (85,562,530)   (30,486,473)   (7,338,363)    2,830,780     (50,741,725)   (9,663,214)
Net unrealized
  appreciation
  (depreciation) of
  investments and of
  other assets and
  liabilities denominated
  in foreign currencies     (14,705,900)    (1,443,427)   (6,770,145)   (1,731,132)     (2,341,591)   (3,389,977)
                           ------------   ------------   -----------   -----------    ------------   -----------
Net Assets applicable to
  all shares outstanding   $101,574,126   $ 36,439,127   $38,129,475   $11,201,780    $ 67,786,047   $74,792,442
                           ------------   ------------   -----------   -----------    ------------   -----------
                           ------------   ------------   -----------   -----------    ------------   -----------
Net Assets of
  Institutional Shares     $ 98,608,383   $ 36,439,127   $30,263,680   $11,201,780    $ 67,786,047   $74,792,316
Net Assets of Retirement
  shares                      2,965,743             --     7,865,795            --              --           126
                           ------------   ------------   -----------   -----------    ------------   -----------
                           ------------   ------------   -----------   -----------    ------------   -----------
Institutional Shares
  outstanding                14,662,943      4,880,051     1,748,967       925,494       3,863,199     8,115,697
Retirement Shares
  outstanding                   443,789             --       456,493            --              --            14
                           ------------   ------------   -----------   -----------    ------------   -----------
                           ------------   ------------   -----------   -----------    ------------   -----------
Net Asset Value --
  Institutional Share      $       6.73   $       7.47   $     17.30   $     12.10    $      17.55   $      9.22
Net Asset Value --
  Retirement Share         $       6.68   $         --   $     17.23   $        --    $         --   $      9.10
                           ------------   ------------   -----------   -----------    ------------   -----------
                           ------------   ------------   -----------   -----------    ------------   -----------

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
STATEMENTS OF OPERATIONS
PERIOD ENDED SEPTEMBER 30, 2002 (UNAUDITED)

                                            Worldwide       Global
                                             Growth         Select
INVESTMENT INCOME
Dividends, net of foreign taxes*          $    466,328   $    230,025
Interest                                        12,003          3,360
Securities Lending                              24,454          1,154
                                          ------------   ------------
  Total Income                                 502,785        234,539
                                          ------------   ------------
EXPENSES
Advisory fee                                   346,605        166,983
Accounting and administration fees              28,407         26,072
Custodian fees                                  54,476         34,760
Transfer agent fees and expenses                16,690         11,650
Shareholder servicing fees                          --             --
Administrative services                         34,661         20,873
Professional fees                               12,599          6,509
Shareholder reporting                            6,306          3,262
Registration fees                                3,410          1,726
Trustees' fees and expenses                      2,472          1,125
Interest and credit facility fee                 4,249         10,792
Insurance                                        5,065             --
Miscellaneous                                    4,233          1,517
                                          ------------   ------------
    Total Expenses                             519,173        285,269
Expenses (reimbursed)/recouped                (103,580)       (39,318)
                                          ------------   ------------
  Net Expenses                                 415,593        245,951
                                          ------------   ------------
NET INVESTMENT INCOME (LOSS)                    87,192        (11,412)
                                          ------------   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Realized gain from:
  Securities                                (9,789,059)    (5,493,344)
  Foreign currency transactions               (114,044)       (44,324)
                                          ------------   ------------
    Net realized gain (loss)                (9,903,103)    (5,537,668)
                                          ------------   ------------
Change in unrealized appreciation
  (depreciation) of:
  Investments                              (10,918,733)    (7,349,365)
  Other assets and liabilities
    denominated in foreign currencies           20,799         (4,749)
                                          ------------   ------------
      Net unrealized appreciation
       (depreciation)                      (10,897,934)    (7,354,114)
                                          ------------   ------------
NET GAIN (LOSS) ON INVESTMENTS             (20,801,037)   (12,891,782)
                                          ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS               $(20,713,845)  $(12,903,194)
                                          ------------   ------------
                                          ------------   ------------
   *Foreign taxes withheld                $     49,435   $     21,588
                                          ------------   ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                             Global         Global      International     International      International
                                           Technology     Health Care    Core Growth   Growth Opportunities   Structured
INVESTMENT INCOME
Dividends, net of foreign taxes*          $     21,070   $     65,012   $  2,612,964      $  1,419,378       $    96,786
Interest                                         8,139          3,599         98,819            66,283             1,212
Securities Lending                               7,399            927         55,485           122,123               130
                                          ------------   ------------   ------------      ------------       -----------
  Total Income                                  36,608         69,538      2,767,268         1,607,784            98,128
                                          ------------   ------------   ------------      ------------       -----------
EXPENSES
Advisory fee                                   162,422        206,816      1,191,906           777,195            29,653
Accounting and administration fees              27,894         22,973         59,134            54,243               577
Custodian fees                                  33,356         27,520        132,118           149,570            58,054
Transfer agent fees and expenses                20,820         22,420         43,819            30,285             2,025
Shareholder servicing fees                          --             --         13,191                --                --
Administrative services                         16,242         20,682        119,191            77,719             3,489
Professional fees                               11,060          6,529         38,046            28,275               752
Shareholder reporting                            3,576          4,834         20,480            13,184               376
Registration fees                                7,627          8,594         16,334             8,304             1,101
Trustees' fees and expenses                      1,312          1,788          7,216             4,855                70
Interest and credit facility fee                 1,747            708          2,301             4,176                 9
Insurance                                        6,535          5,011         10,477             9,256                --
Miscellaneous                                    4,482          4,056          6,887             6,710               811
                                          ------------   ------------   ------------      ------------       -----------
    Total Expenses                             297,073        331,931      1,661,100         1,163,772            96,917
Expenses (reimbursed)/recouped                 (53,133)       (39,947)      (126,502)          (58,272)          (52,500)
                                          ------------   ------------   ------------      ------------       -----------
  Net Expenses                                 243,940        291,984      1,534,598         1,105,500            44,417
                                          ------------   ------------   ------------      ------------       -----------
NET INVESTMENT INCOME (LOSS)                  (207,332)      (222,446)     1,232,670           502,284            53,711
                                          ------------   ------------   ------------      ------------       -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Realized gain from:
  Securities                               (12,802,292)   (15,474,650)   (20,306,762)       (8,575,185)         (926,010)
  Foreign currency transactions                  3,618           (480)    (1,060,494)         (806,565)           13,164
                                          ------------   ------------   ------------      ------------       -----------
    Net realized gain (loss)               (12,798,674)   (15,475,130)   (21,367,256)       (9,381,750)         (912,846)
                                          ------------   ------------   ------------      ------------       -----------
Change in unrealized appreciation
  (depreciation) of:
  Investments                              (10,217,725)    (3,461,092)   (40,165,588)      (25,133,998)       (1,540,840)
  Other assets and liabilities
    denominated in foreign currencies              371            675        107,609            23,447               616
                                          ------------   ------------   ------------      ------------       -----------
      Net unrealized appreciation
       (depreciation)                      (10,217,354)    (3,460,417)   (40,057,979)      (25,110,551)       (1,540,224)
                                          ------------   ------------   ------------      ------------       -----------
NET GAIN (LOSS) ON INVESTMENTS             (23,016,028)   (18,935,547)   (61,425,235)      (34,492,301)       (2,453,070)
                                          ------------   ------------   ------------      ------------       -----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS               $(23,223,360)  $(19,157,993)  $(60,192,565)     $(33,990,017)      $(2,399,359)
                                          ------------   ------------   ------------      ------------       -----------
                                          ------------   ------------   ------------      ------------       -----------
   *Foreign taxes withheld                $      1,187   $        266   $    337,078      $    182,826       $    14,280
                                          ------------   ------------   ------------      ------------       -----------

                                            Emerging
                                            Countries
INVESTMENT INCOME
Dividends, net of foreign taxes*          $  1,024,323
Interest                                         3,853
Securities Lending                               7,197
                                          ------------
  Total Income                               1,035,373
                                          ------------
EXPENSES
Advisory fee                                   673,807
Accounting and administration fees              47,244
Custodian fees                                 242,401
Transfer agent fees and expenses                24,137
Shareholder servicing fees                          --
Administrative services                         53,905
Professional fees                               24,359
Shareholder reporting                            9,895
Registration fees                               14,140
Trustees' fees and expenses                      3,554
Interest and credit facility fee                11,366
Insurance                                        7,062
Miscellaneous                                   33,998
                                          ------------
    Total Expenses                           1,145,868
Expenses (reimbursed)/recouped                (237,633)
                                          ------------
  Net Expenses                                 908,235
                                          ------------
NET INVESTMENT INCOME (LOSS)                   127,138
                                          ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Realized gain from:
  Securities                                (5,278,613)
  Foreign currency transactions               (111,044)
                                          ------------
    Net realized gain (loss)                (5,389,657)
                                          ------------
Change in unrealized appreciation
  (depreciation) of:
  Investments                              (26,858,910)
  Other assets and liabilities
    denominated in foreign currencies          (69,183)
                                          ------------
      Net unrealized appreciation
       (depreciation)                      (26,928,093)
                                          ------------
NET GAIN (LOSS) ON INVESTMENTS             (32,317,750)
                                          ------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS               $(32,190,612)
                                          ------------
                                          ------------
   *Foreign taxes withheld                $     82,661
                                          ------------

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
STATEMENTS OF OPERATIONS -- Continued
PERIOD ENDED SEPTEMBER 30, 2002 (UNAUDITED)

                                          U.S. Large Cap   U.S. Equity
                                          Select Growth      Growth
INVESTMENT INCOME
Dividends, net of foreign taxes*          $    179,278    $    110,345
Interest                                         9,496          17,613
Securities Lending                               3,249           3,766
                                          ------------    ------------
  Total Income                                 192,023         131,724
                                          ------------    ------------
EXPENSES
Advisory fee                                   288,806         334,956
Accounting and administration fees              33,545          36,658
Custodian fees                                  13,701          18,840
Transfer agent fees and expenses                25,367          29,270
Shareholder servicing fees                      39,412              14
Administrative services                         38,508          44,661
Professional fees                               13,001          15,719
Shareholder reporting                            7,212           8,268
Registration fees                                9,587          11,405
Trustees' fees and expenses                      2,621           3,049
Interest and credit facility fee                 1,656             999
Insurance                                        4,818           7,675
Miscellaneous                                    2,708           4,082
                                          ------------    ------------
    Total Expenses                             480,942         515,596
Expenses (reimbursed)/recouped                 (71,774)        (67,174)
                                          ------------    ------------
  Net Expenses                                 409,168         448,422
                                          ------------    ------------
NET INVESTMENT INCOME (LOSS)                  (217,145)       (316,698)
                                          ------------    ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Realized gain from:
  Securities                               (13,744,442)    (21,258,533)
  Foreign currency transactions                     --              --
                                          ------------    ------------
    Net realized gain (loss)               (13,744,442)    (21,258,533)
                                          ------------    ------------
Change in unrealized appreciation
  (depreciation) of:
  Investments                              (12,927,318)     (9,746,027)
  Other assets and liabilities
    denominated in foreign currencies               --              --
                                          ------------    ------------
      Net unrealized appreciation
       (depreciation)                      (12,927,318)     (9,746,027)
                                          ------------    ------------
NET GAIN (LOSS) ON INVESTMENTS             (26,671,760)    (31,004,560)
                                          ------------    ------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS               $(26,888,905)   $(31,321,258)
                                          ------------    ------------
                                          ------------    ------------
   *Foreign taxes withheld                $        (14)   $         --
                                          ------------    ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                            Emerging        Growth        Large Cap        Value                      High Yield
                                             Growth        Discovery        Value      Opportunities   Convertible       Bond
INVESTMENT INCOME
Dividends, net of foreign taxes*          $    178,609   $     48,570   $    489,005   $   324,678    $    883,359   $        --
Interest                                        26,508          9,422          7,734         5,721       1,163,383     3,275,166
Securities Lending                              11,292          8,264             --         1,270              --         1,683
                                          ------------   ------------   ------------   -----------    ------------   -----------
  Total Income                                 216,409         66,256        496,739       331,669       2,046,742     3,276,849
                                          ------------   ------------   ------------   -----------    ------------   -----------
EXPENSES
Advisory fee                                   698,742        411,555        190,595       190,895         363,721       216,240
Accounting and administration fees              49,138         26,258         25,316        20,055          32,278        27,210
Custodian fees                                  45,727         28,973         11,320        10,751          20,356        23,770
Transfer agent fees and expenses                35,564         22,408         17,851        15,535          23,082        17,811
Shareholder servicing fees                       4,716             --         12,289            --              --            --
Administrative services                         69,874         32,924         25,413        19,089          48,496        36,040
Professional fees                               24,096         12,658          8,277         8,264          16,741        11,413
Shareholder reporting                           13,192          6,945          5,242         4,267           9,076         6,110
Registration fees                               11,234          7,536         10,184        11,041           8,365        15,854
Trustees' fees and expenses                      4,769          2,415          1,550         1,569           3,350         2,020
Interest and credit facility fee                 3,615          3,744          3,610         3,150           1,019         1,667
Insurance                                        8,522          2,445          2,039            --           5,583         1,281
Miscellaneous                                    5,122          2,862          2,059         1,482           4,091         2,068
                                          ------------   ------------   ------------   -----------    ------------   -----------
    Total Expenses                             974,311        560,723        315,745       286,098         536,158       361,484
Expenses (reimbursed)/recouped                 (91,250)       (42,121)       (62,587)      (33,985)        (49,162)      (88,717)
                                          ------------   ------------   ------------   -----------    ------------   -----------
  Net Expenses                                 883,061        518,602        253,158       252,113         486,996       272,767
                                          ------------   ------------   ------------   -----------    ------------   -----------
NET INVESTMENT INCOME (LOSS)                  (666,652)      (452,346)       243,581        79,556       1,559,746     3,004,082
                                          ------------   ------------   ------------   -----------    ------------   -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Realized gain from:
  Securities                               (18,847,393)    (7,972,863)    (4,773,663)    1,065,525     (12,381,496)     (425,071)
  Foreign currency transactions                     --             --             --            --              --            --
                                          ------------   ------------   ------------   -----------    ------------   -----------
    Net realized gain (loss)               (18,847,393)    (7,972,863)    (4,773,663)    1,065,525     (12,381,496)     (425,071)
                                          ------------   ------------   ------------   -----------    ------------   -----------
Change in unrealized appreciation
  (depreciation) of:
  Investments                              (31,170,661)   (16,534,653)   (12,025,184)   (9,985,684)     (7,349,761)   (4,565,296)
  Other assets and liabilities
    denominated in foreign currencies               --             --             --            --              --            --
                                          ------------   ------------   ------------   -----------    ------------   -----------
      Net unrealized appreciation
       (depreciation)                      (31,170,661)   (16,534,653)   (12,025,184)   (9,985,684)     (7,349,761)   (4,565,296)
                                          ------------   ------------   ------------   -----------    ------------   -----------
NET GAIN (LOSS) ON INVESTMENTS             (50,018,054)   (24,507,516)   (16,798,847)   (8,920,159)    (19,731,257)   (4,990,367)
                                          ------------   ------------   ------------   -----------    ------------   -----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS               $(50,684,706)  $(24,959,862)  $(16,555,266)  $(8,840,603)   $(18,171,511)  $(1,986,285)
                                          ------------   ------------   ------------   -----------    ------------   -----------
                                          ------------   ------------   ------------   -----------    ------------   -----------
   *Foreign taxes withheld                $        697   $         --   $         --   $       676    $         --   $        --
                                          ------------   ------------   ------------   -----------    ------------   -----------

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
PERIODS ENDED SEPTEMBER 30, 2002 AND MARCH 31, 2002

                                   Worldwide Growth                   Global Select
                           -----------------------------------------------------------------
                            September 30,                     September 30,
                                 2002          March 31,           2002          March 31,
                             (Unaudited)          2002         (Unaudited)         2002
                           ----------------  --------------  ----------------  -------------
INCREASE (DECREASE) IN
  NET ASSETS
  FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                  $     87,192     $    (86,677)    $    (11,412)    $  (135,875)
  Net realized gain
    (loss)                    (9,903,103)     (32,000,167)      (5,537,668)     (5,333,672)
  Net unrealized
    appreciation
    (depreciation)           (10,897,934)      20,749,705       (7,354,114)      5,325,253
                            ------------     ------------     ------------     -----------
    Net increase
      (decrease) in net
      assets from
      investment
      operations             (20,713,845)     (11,337,139)     (12,903,194)       (144,294)
                            ------------     ------------     ------------     -----------
DISTRIBUTIONS TO
  SHAREHOLDERS:
  From net investment
    income
    Institutional Class               --               --               --              --
    Retirement Class                  --               --               --              --
  From net realized gains
    Institutional Class               --               --               --              --
    Retirement Class                  --               --               --              --
                            ------------     ------------     ------------     -----------
    Total distributions               --               --               --              --
                            ------------     ------------     ------------     -----------
FROM CAPITAL SHARE
  TRANSACTIONS:
  Proceeds from shares
    sold
    Institutional Class        3,258,517       17,820,995       27,616,225      33,703,058
    Retirement Class                  --              150               --             150
  Distributions
    reinvested
    Institutional Class               --               --               --              --
    Retirement Class                  --               --               --              --
  Cost of shares redeemed
    Institutional Class       (5,510,987)     (26,826,716)      (6,651,294)     (7,363,152)
    Retirement Class                  --               --               --              --
                            ------------     ------------     ------------     -----------
    Net increase
      (decrease) in net
      assets from share
      transactions            (2,252,470)      (9,005,571)      20,964,931      26,340,056
                            ------------     ------------     ------------     -----------
    Net Increase
      (Decrease) in Net
      Assets                 (22,966,315)     (20,342,710)       8,061,737      26,195,762
NET ASSETS
  Beginning                   78,374,947       98,717,657       41,219,057      15,023,295
                            ------------     ------------     ------------     -----------
  Ending                    $ 55,408,632     $ 78,374,947     $ 49,280,794     $41,219,057
                            ------------     ------------     ------------     -----------
                            ------------     ------------     ------------     -----------
Undistributed net
  investment income
  (loss), ending            $     99,846     $     12,654     $    (34,429)    $   (23,018)
                            ------------     ------------     ------------     -----------
                            ------------     ------------     ------------     -----------
INSTITUTIONAL CLASS --
  CAPITAL SHARE ACTIVITY
  Shares sold                    279,966        1,144,845        2,393,513       2,447,740
  Distributions
    reinvested                        --               --               --              --
  Shares redeemed               (492,452)      (1,784,523)        (547,742)       (600,345)
                            ------------     ------------     ------------     -----------
  Net Institutional Share
    Activity                    (212,486)        (639,678)       1,845,771       1,847,395
                            ------------     ------------     ------------     -----------
                            ------------     ------------     ------------     -----------
RETIREMENT CLASS --
  CAPITAL SHARE ACTIVITY
  Shares sold                         --               11               --              12
  Distributions
    reinvested                        --               --               --              --
  Shares redeemed                     --               --               --              --
                            ------------     ------------     ------------     -----------
                            ------------     ------------     ------------     -----------
  Net Retirement Share
    Activity                          --               11               --              12
                            ------------     ------------     ------------     -----------
                            ------------     ------------     ------------     -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------


                                  Global Technology                 Global Health Care            International Core Growth
                           ----------------------------------------------------------------------------------------------------
                            September 30,                     September 30,                     September 30,
                                 2002          March 31,           2002          March 31,           2002          March 31,
                             (Unaudited)          2002         (Unaudited)          2002         (Unaudited)          2002
                           ----------------  --------------  ----------------  --------------  ----------------  --------------
INCREASE (DECREASE) IN
  NET ASSETS
  FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                  $   (207,332)    $   (285,788)    $   (222,446)    $   (866,258)    $  1,232,670     $    696,170
  Net realized gain
    (loss)                   (12,798,674)     (49,687,039)     (15,475,130)       2,709,456      (21,367,256)     (62,568,664)
  Net unrealized
    appreciation
    (depreciation)           (10,217,354)      41,199,587       (3,460,417)       1,774,191      (40,057,979)      36,081,462
                            ------------     ------------     ------------     ------------     ------------     ------------
    Net increase
      (decrease) in net
      assets from
      investment
      operations             (23,223,360)      (8,773,240)     (19,157,993)       3,617,389      (60,192,565)     (25,791,032)
                            ------------     ------------     ------------     ------------     ------------     ------------
DISTRIBUTIONS TO
  SHAREHOLDERS:
  From net investment
    income
    Institutional Class               --               --               --               --               --               --
    Retirement Class                  --               --               --               --               --               --
  From net realized gains
    Institutional Class               --               --               --               --               --               --
    Retirement Class                  --               --               --               --               --               --
                            ------------     ------------     ------------     ------------     ------------     ------------
    Total distributions               --               --               --               --               --               --
                            ------------     ------------     ------------     ------------     ------------     ------------
FROM CAPITAL SHARE
  TRANSACTIONS:
  Proceeds from shares
    sold
    Institutional Class        4,850,000       40,561,990        3,596,284       59,276,124       69,917,837       62,299,497
    Retirement Class                  --               --               --               --        3,398,208        5,824,250
  Distributions
    reinvested
    Institutional Class               --               --               --               --               --               --
    Retirement Class                  --               --               --               --               --               --
  Cost of shares redeemed
    Institutional Class      (22,616,949)     (49,616,643)     (57,148,058)     (57,820,203)     (14,369,970)     (38,414,791)
    Retirement Class                  --               --               --               --       (3,159,217)      (4,618,105)
                            ------------     ------------     ------------     ------------     ------------     ------------
    Net increase
      (decrease) in net
      assets from share
      transactions           (17,766,949)      (9,054,653)     (53,551,774)       1,455,921       55,786,858       25,090,851
                            ------------     ------------     ------------     ------------     ------------     ------------
    Net Increase
      (Decrease) in Net
      Assets                 (40,990,309)     (17,827,893)     (72,709,767)       5,073,310       (4,405,707)        (700,181)
NET ASSETS
  Beginning                   57,793,898       75,621,791       93,177,119       88,103,809      226,118,406      226,818,587
                            ------------     ------------     ------------     ------------     ------------     ------------
  Ending                    $ 16,803,589     $ 57,793,898     $ 20,467,352     $ 93,177,119     $221,712,699     $226,118,406
                            ------------     ------------     ------------     ------------     ------------     ------------
                            ------------     ------------     ------------     ------------     ------------     ------------
Undistributed net
  investment income
  (loss), ending            $   (245,698)    $    (38,366)    $   (222,446)    $         --     $  1,344,025     $    111,355
                            ------------     ------------     ------------     ------------     ------------     ------------
                            ------------     ------------     ------------     ------------     ------------     ------------
INSTITUTIONAL CLASS --
  CAPITAL SHARE ACTIVITY
  Shares sold                    329,923        1,853,554          178,187        2,240,697        4,363,803        3,502,388
  Distributions
    reinvested                        --               --               --               --               --               --
  Shares redeemed             (1,575,537)      (2,313,856)      (2,752,573)      (2,336,350)        (954,135)      (2,212,809)
                            ------------     ------------     ------------     ------------     ------------     ------------
  Net Institutional Share
    Activity                  (1,245,614)        (460,302)      (2,574,386)         (95,653)       3,409,668        1,289,579
                            ------------     ------------     ------------     ------------     ------------     ------------
                            ------------     ------------     ------------     ------------     ------------     ------------
RETIREMENT CLASS --
  CAPITAL SHARE ACTIVITY
  Shares sold                         --               --               --               --          230,790          317,724
  Distributions
    reinvested                        --               --               --               --               --               --
  Shares redeemed                     --               --               --               --         (215,527)        (247,739)
                            ------------     ------------     ------------     ------------     ------------     ------------
                            ------------     ------------     ------------     ------------     ------------     ------------
  Net Retirement Share
    Activity                          --               --               --               --           15,263           69,985
                            ------------     ------------     ------------     ------------     ------------     ------------
                            ------------     ------------     ------------     ------------     ------------     ------------

                                 International Growth
                                    Opportunities
                           --------------------------------
                            September 30,
                                 2002          March 31,
                             (Unaudited)          2002
                           ----------------  --------------
INCREASE (DECREASE) IN
  NET ASSETS
  FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                  $    502,284     $    681,332
  Net realized gain
    (loss)                    (9,381,750)     (40,229,710)
  Net unrealized
    appreciation
    (depreciation)           (25,110,551)      26,481,260
                            ------------     ------------
    Net increase
      (decrease) in net
      assets from
      investment
      operations             (33,990,017)     (13,067,118)
                            ------------     ------------
DISTRIBUTIONS TO
  SHAREHOLDERS:
  From net investment
    income
    Institutional Class               --               --
    Retirement Class                  --               --
  From net realized gains
    Institutional Class               --               --
    Retirement Class                  --               --
                            ------------     ------------
    Total distributions               --               --
                            ------------     ------------
FROM CAPITAL SHARE
  TRANSACTIONS:
  Proceeds from shares
    sold
    Institutional Class       44,928,578       18,031,605
    Retirement Class                  --              150
  Distributions
    reinvested
    Institutional Class               --               --
    Retirement Class                  --               --
  Cost of shares redeemed
    Institutional Class      (23,551,084)     (54,469,180)
    Retirement Class                  --               --
                            ------------     ------------
    Net increase
      (decrease) in net
      assets from share
      transactions            21,377,494      (36,437,425)
                            ------------     ------------
    Net Increase
      (Decrease) in Net
      Assets                 (12,612,523)     (49,504,543)
NET ASSETS
  Beginning                  144,429,620      193,934,163
                            ------------     ------------
  Ending                    $131,817,097     $144,429,620
                            ------------     ------------
                            ------------     ------------
Undistributed net
  investment income
  (loss), ending            $    578,207     $     75,923
                            ------------     ------------
                            ------------     ------------
INSTITUTIONAL CLASS --
  CAPITAL SHARE ACTIVITY
  Shares sold                  2,024,526          774,633
  Distributions
    reinvested                        --               --
  Shares redeemed             (1,159,317)      (2,373,067)
                            ------------     ------------
  Net Institutional Share
    Activity                     865,209       (1,598,434)
                            ------------     ------------
                            ------------     ------------
RETIREMENT CLASS --
  CAPITAL SHARE ACTIVITY
  Shares sold                         --                7
  Distributions
    reinvested                        --               --
  Shares redeemed                     --               --
                            ------------     ------------
                            ------------     ------------
  Net Retirement Share
    Activity                          --                7
                            ------------     ------------
                            ------------     ------------

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS -- Continued
PERIODS ENDED SEPTEMBER 30, 2002 AND MARCH 31, 2002

                              International Structured            Emerging Countries
                           ----------------------------------------------------------------
                            September 30,                   September 30,
                                 2002         March 31,          2002          March 31,
                             (Unaudited)         2002        (Unaudited)          2002
                           ----------------  ------------  ----------------  --------------
INCREASE (DECREASE) IN
  NET ASSETS
  FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                   $    53,711     $    7,102     $    127,138     $    412,731
  Net realized gain
    (loss)                      (912,846)      (107,309)      (5,389,657)     (18,292,120)
  Net unrealized
    appreciation
    (depreciation)            (1,540,224)        10,279      (26,928,093)      25,675,032
                             -----------     ----------     ------------     ------------
    Net increase
      (decrease) in net
      assets from
      investment
      operations              (2,399,359)       (89,928)     (32,190,612)       7,795,643
                             -----------     ----------     ------------     ------------
DISTRIBUTIONS TO
  SHAREHOLDERS:
  From net investment
    income
    Institutional Class               --         (5,666)              --               --
    Retirement Class                  --             --               --               --
  From net realized gains
    Institutional Class               --             --               --               --
    Retirement Class                  --             --               --               --
                             -----------     ----------     ------------     ------------
    Total distributions               --         (5,666)              --               --
                             -----------     ----------     ------------     ------------
FROM CAPITAL SHARE
  TRANSACTIONS:
  Proceeds from shares
    sold
    Institutional Class       10,629,429      1,000,150       45,645,269       63,346,504
    Retirement Class                  --             --               --               --
  Distributions
    reinvested
    Institutional Class               --          5,666               --               --
    Retirement Class                  --             --               --               --
  Cost of shares redeemed
    Institutional Class          (80,767)           (20)     (58,321,770)     (94,610,881)
    Retirement Class                  --             --               --              (11)
                             -----------     ----------     ------------     ------------
    Net increase
      (decrease) in net
      assets from share
      transactions            10,548,662      1,005,796      (12,676,501)     (31,264,388)
                             -----------     ----------     ------------     ------------
    Net Increase
      (Decrease) in Net
      Assets                   8,149,303        910,202      (44,867,113)     (23,468,745)
NET ASSETS
  Beginning                      910,202             --      117,069,664      140,538,409
                             -----------     ----------     ------------     ------------
  Ending                     $ 9,059,505     $  910,202     $ 72,202,551     $117,069,664
                             -----------     ----------     ------------     ------------
                             -----------     ----------     ------------     ------------
Undistributed net
  investment income
  (loss), ending             $    57,299     $    3,588     $   (109,793)    $   (236,931)
                             -----------     ----------     ------------     ------------
                             -----------     ----------     ------------     ------------
INSTITUTIONAL CLASS --
  CAPITAL SHARE ACTIVITY
  Shares sold                    910,911         80,012        4,073,166        5,912,598
  Distributions
    reinvested                        --            511               --               --
  Shares redeemed                 (8,069)            (2)      (5,366,899)      (8,814,723)
                             -----------     ----------     ------------     ------------
  Net Institutional Share
    Activity                     902,842         80,521       (1,293,733)      (2,902,125)
                             -----------     ----------     ------------     ------------
                             -----------     ----------     ------------     ------------
RETIREMENT CLASS --
  CAPITAL SHARE ACTIVITY
  Shares sold                         --             --               --               --
  Distributions
    reinvested                        --             --               --               --
  Shares redeemed                     --             --               --               --
                             -----------     ----------     ------------     ------------
                             -----------     ----------     ------------     ------------
  Net Retirement Share
    Activity                          --             --               --               --
                             -----------     ----------     ------------     ------------
                             -----------     ----------     ------------     ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                             U.S. Large Cap Select Growth           U.S. Equity Growth                 Emerging Growth
                           ----------------------------------------------------------------------------------------------------
                            September 30,                     September 30,                     September 30,
                                 2002          March 31,           2002          March 31,           2002          March 31,
                             (Unaudited)          2002         (Unaudited)          2002         (Unaudited)          2002
                           ----------------  --------------  ----------------  --------------  ----------------  --------------
INCREASE (DECREASE) IN
  NET ASSETS
  FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                  $   (217,145)    $   (641,844)    $   (316,698)    $   (769,692)    $   (666,652)    $   (763,817)
  Net realized gain
    (loss)                   (13,744,442)     (46,884,276)     (21,258,533)     (32,425,285)     (18,847,393)     (35,645,098)
  Net unrealized
    appreciation
    (depreciation)           (12,927,318)      25,262,395       (9,746,027)      14,639,983      (31,170,661)      33,116,067
                            ------------     ------------     ------------     ------------     ------------     ------------
    Net increase
      (decrease) in net
      assets from
      investment
      operations             (26,888,905)     (22,263,725)     (31,321,258)     (18,554,994)     (50,684,706)      (3,292,848)
                            ------------     ------------     ------------     ------------     ------------     ------------
DISTRIBUTIONS TO
  SHAREHOLDERS:
  From net investment
    income
    Institutional Class               --               --               --               --               --               --
    Retirement Class                  --               --               --               --               --               --
  From net realized gains
    Institutional Class               --               --               --               --               --               --
    Retirement Class                  --               --               --               --               --               --
                            ------------     ------------     ------------     ------------     ------------     ------------
    Total distributions               --               --               --               --               --               --
                            ------------     ------------     ------------     ------------     ------------     ------------
FROM CAPITAL SHARE
  TRANSACTIONS:
  Proceeds from shares
    sold
    Institutional Class        4,260,934       31,612,251        2,044,780       40,435,417        5,262,487       66,218,636
    Retirement Class           3,454,729       12,441,238            2,893           17,580          660,298        2,192,478
  Distributions
    reinvested
    Institutional Class               --               --               --               --               --               --
    Retirement Class                  --               --               --               --               --               --
  Cost of shares redeemed
    Institutional Class      (13,098,725)     (21,655,522)     (10,772,166)     (25,498,159)     (30,368,854)     (27,897,943)
    Retirement Class          (3,962,962)      (6,591,609)          (1,425)         (60,575)        (945,815)      (1,168,607)
                            ------------     ------------     ------------     ------------     ------------     ------------
    Net increase
      (decrease) in net
      assets from share
      transactions            (9,346,024)      15,806,358       (8,725,918)      14,894,263      (25,391,884)      39,344,564
                            ------------     ------------     ------------     ------------     ------------     ------------
    Net Increase
      (Decrease) in Net
      Assets                 (36,234,929)      (6,457,367)     (40,047,176)      (3,660,731)     (76,076,590)      36,051,716
NET ASSETS
  Beginning                   96,155,344      102,612,711      110,359,741      114,020,472      177,650,716      141,599,000
                            ------------     ------------     ------------     ------------     ------------     ------------
  Ending                    $ 59,920,415     $ 96,155,344     $ 70,312,565     $110,359,741     $101,574,126     $177,650,716
                            ------------     ------------     ------------     ------------     ------------     ------------
                            ------------     ------------     ------------     ------------     ------------     ------------
Undistributed net
  investment income
  (loss), ending            $   (217,145)    $         --     $   (316,698)    $         --     $   (666,652)    $         --
                            ------------     ------------     ------------     ------------     ------------     ------------
                            ------------     ------------     ------------     ------------     ------------     ------------
INSTITUTIONAL CLASS --
  CAPITAL SHARE ACTIVITY
  Shares sold                    305,647        1,596,541          217,677        3,313,326          616,927        6,549,255
  Distributions
    reinvested                        --               --               --               --               --               --
  Shares redeemed               (900,823)      (1,093,620)      (1,243,229)      (2,013,717)      (3,996,621)      (2,923,707)
                            ------------     ------------     ------------     ------------     ------------     ------------
  Net Institutional Share
    Activity                    (595,176)         502,921       (1,025,552)       1,299,609       (3,379,694)       3,625,548
                            ------------     ------------     ------------     ------------     ------------     ------------
                            ------------     ------------     ------------     ------------     ------------     ------------
RETIREMENT CLASS --
  CAPITAL SHARE ACTIVITY
  Shares sold                    237,537          617,945              331            1,500           79,140          230,965
  Distributions
    reinvested                        --               --               --               --               --               --
  Shares redeemed               (258,775)        (334,096)            (164)          (5,388)        (117,172)        (123,776)
                            ------------     ------------     ------------     ------------     ------------     ------------
                            ------------     ------------     ------------     ------------     ------------     ------------
  Net Retirement Share
    Activity                     (21,238)         283,849              167           (3,888)         (38,032)         107,189
                            ------------     ------------     ------------     ------------     ------------     ------------
                            ------------     ------------     ------------     ------------     ------------     ------------

                                   Growth Discovery
                           --------------------------------
                            September 30,
                                 2002          March 31,
                             (Unaudited)          2002
                           ----------------  --------------
INCREASE (DECREASE) IN
  NET ASSETS
  FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                  $   (452,346)    $ (1,155,594)
  Net realized gain
    (loss)                    (7,972,863)      (5,649,136)
  Net unrealized
    appreciation
    (depreciation)           (16,534,653)      15,417,877
                            ------------     ------------
    Net increase
      (decrease) in net
      assets from
      investment
      operations             (24,959,862)       8,613,147
                            ------------     ------------
DISTRIBUTIONS TO
  SHAREHOLDERS:
  From net investment
    income
    Institutional Class               --               --
    Retirement Class                  --               --
  From net realized gains
    Institutional Class               --               --
    Retirement Class                  --               --
                            ------------     ------------
    Total distributions               --               --
                            ------------     ------------
FROM CAPITAL SHARE
  TRANSACTIONS:
  Proceeds from shares
    sold
    Institutional Class        5,019,066       65,319,435
    Retirement Class                  --               --
  Distributions
    reinvested
    Institutional Class               --               --
    Retirement Class                  --               --
  Cost of shares redeemed
    Institutional Class      (31,931,127)     (33,431,238)
    Retirement Class                  --               --
                            ------------     ------------
    Net increase
      (decrease) in net
      assets from share
      transactions           (26,912,061)      31,888,197
                            ------------     ------------
    Net Increase
      (Decrease) in Net
      Assets                 (51,871,923)      40,501,344
NET ASSETS
  Beginning                   88,311,050       47,809,706
                            ------------     ------------
  Ending                    $ 36,439,127     $ 88,311,050
                            ------------     ------------
                            ------------     ------------
Undistributed net
  investment income
  (loss), ending            $   (452,346)    $         --
                            ------------     ------------
                            ------------     ------------
INSTITUTIONAL CLASS --
  CAPITAL SHARE ACTIVITY
  Shares sold                    541,511        5,632,619
  Distributions
    reinvested                        --               --
  Shares redeemed             (3,776,537)      (2,799,855)
                            ------------     ------------
  Net Institutional Share
    Activity                  (3,235,026)       2,832,764
                            ------------     ------------
                            ------------     ------------
RETIREMENT CLASS --
  CAPITAL SHARE ACTIVITY
  Shares sold                         --               --
  Distributions
    reinvested                        --               --
  Shares redeemed                     --               --
                            ------------     ------------
                            ------------     ------------
  Net Retirement Share
    Activity                          --               --
                            ------------     ------------
                            ------------     ------------

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS -- Continued
PERIODS ENDED SEPTEMBER 30, 2002 AND MARCH 31, 2002

                                   Large Cap Value                 Value Opportunities
                           -----------------------------------------------------------------
                            September 30,                     September 30,
                                 2002          March 31,           2002          March 31,
                             (Unaudited)          2002         (Unaudited)         2002
                           ----------------  --------------  ----------------  -------------
INCREASE (DECREASE) IN
  NET ASSETS
  FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                  $    243,581     $    508,678     $     79,556     $   320,606
  Net realized gain
    (loss)                    (4,773,663)      (1,957,311)       1,065,525       1,741,999
  Net unrealized
    appreciation
    (depreciation)           (12,025,184)       4,460,226       (9,985,684)      8,254,552
                            ------------     ------------     ------------     -----------
    Net increase
      (decrease) in net
      assets from
      investment
      operations             (16,555,266)       3,011,593       (8,840,603)     10,317,157
                            ------------     ------------     ------------     -----------
DISTRIBUTIONS TO
  SHAREHOLDERS:
  From net investment
    income
    Institutional Class               --         (108,672)              --        (169,273)
    Retirement Class                  --          (18,078)              --              --
  From net realized gains
    Institutional Class               --         (759,455)              --              --
    Retirement Class                  --         (170,830)              --              --
                            ------------     ------------     ------------     -----------
    Total distributions               --       (1,057,035)              --        (169,273)
                            ------------     ------------     ------------     -----------
FROM CAPITAL SHARE
  TRANSACTIONS:
  Proceeds from shares
    sold
    Institutional Class        8,935,650       25,199,986        8,905,698      55,190,194
    Retirement Class           1,111,533        3,198,953               --              --
  Distributions
    reinvested
    Institutional Class               --          833,253               --         168,033
    Retirement Class                  --          188,908               --              --
  Cost of shares redeemed
    Institutional Class       (4,759,930)     (34,855,005)     (47,696,357)     (6,673,069)
    Retirement Class          (1,384,087)      (2,249,079)              --              --
                            ------------     ------------     ------------     -----------
    Net increase
      (decrease) in net
      assets from share
      transactions             3,903,166       (7,682,984)     (38,790,659)     48,685,158
                            ------------     ------------     ------------     -----------
    Net Increase
      (Decrease) in Net
      Assets                 (12,652,100)      (5,728,426)     (47,631,262)     58,833,042
NET ASSETS
  Beginning                   50,781,575       56,510,001       58,833,042              --
                            ------------     ------------     ------------     -----------
  Ending                    $ 38,129,475     $ 50,781,575     $ 11,201,780     $58,833,042
                            ------------     ------------     ------------     -----------
                            ------------     ------------     ------------     -----------
Undistributed net
  investment income
  (loss), ending            $    752,252     $    508,671     $    183,322     $   103,766
                            ------------     ------------     ------------     -----------
                            ------------     ------------     ------------     -----------
INSTITUTIONAL CLASS --
  CAPITAL SHARE ACTIVITY
  Shares sold                    379,991        1,023,197          577,650       4,231,539
  Distributions
    reinvested                        --           36,040               --          11,808
  Shares redeemed               (239,968)      (1,443,390)      (3,417,706)       (477,797)
                            ------------     ------------     ------------     -----------
  Net Institutional Share
    Activity                     140,023         (384,153)      (2,840,056)      3,765,550
                            ------------     ------------     ------------     -----------
                            ------------     ------------     ------------     -----------
RETIREMENT CLASS --
  CAPITAL SHARE ACTIVITY
  Shares sold                     54,625          133,876               --              --
  Distributions
    reinvested                        --            8,188               --              --
  Shares redeemed                (66,409)         (94,322)              --              --
                            ------------     ------------     ------------     -----------
                            ------------     ------------     ------------     -----------
  Net Retirement Share
    Activity                     (11,784)          47,742               --              --
                            ------------     ------------     ------------     -----------
                            ------------     ------------     ------------     -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                     Convertible                     High Yield Bond
                           -----------------------------------------------------------------
                            September 30,                     September 30,
                                 2002          March 31,           2002          March 31,
                             (Unaudited)          2002         (Unaudited)         2002
                           ----------------  --------------  ----------------  -------------
INCREASE (DECREASE) IN
  NET ASSETS
  FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                  $  1,559,746     $  3,282,076      $ 3,004,082     $ 5,623,841
  Net realized gain
    (loss)                   (12,381,496)     (22,760,273)        (425,071)     (7,984,095)
  Net unrealized
    appreciation
    (depreciation)            (7,349,761)      13,470,561       (4,565,296)      3,580,353
                            ------------     ------------      -----------     -----------
    Net increase
      (decrease) in net
      assets from
      investment
      operations             (18,171,511)      (6,007,636)      (1,986,285)      1,220,099
                            ------------     ------------      -----------     -----------
DISTRIBUTIONS TO
  SHAREHOLDERS:
  From net investment
    income
    Institutional Class       (1,681,738)      (3,674,570)      (3,151,757)     (5,787,529)
    Retirement Class                  --               --               (5)            (14)
  From net realized gains
    Institutional Class               --               --               --              --
    Retirement Class                  --               --               --              --
                            ------------     ------------      -----------     -----------
    Total distributions       (1,681,738)      (3,674,570)      (3,151,762)     (5,787,543)
                            ------------     ------------      -----------     -----------
FROM CAPITAL SHARE
  TRANSACTIONS:
  Proceeds from shares
    sold
    Institutional Class        1,587,030       60,058,464       12,848,058      43,802,930
    Retirement Class                  --               --                3              --
  Distributions
    reinvested
    Institutional Class          721,973        3,450,005          516,507       5,239,535
    Retirement Class                  --               --                1              10
  Cost of shares redeemed
    Institutional Class      (35,028,315)     (60,293,604)      (4,803,003)    (15,728,096)
    Retirement Class                  --               --               --             (20)
                            ------------     ------------      -----------     -----------
    Net increase
      (decrease) in net
      assets from share
      transactions           (32,719,312)       3,214,865        8,561,566      33,314,359
                            ------------     ------------      -----------     -----------
    Net Increase
      (Decrease) in Net
      Assets                 (52,572,561)      (6,467,341)       3,423,519      28,746,915
NET ASSETS
  Beginning                  120,358,608      126,825,949       71,368,923      42,622,008
                            ------------     ------------      -----------     -----------
  Ending                    $ 67,786,047     $120,358,608      $74,792,442     $71,368,923
                            ------------     ------------      -----------     -----------
                            ------------     ------------      -----------     -----------
Undistributed net
  investment income
  (loss), ending            $     48,481     $        130      $    37,676     $    42,014
                            ------------     ------------      -----------     -----------
                            ------------     ------------      -----------     -----------
INSTITUTIONAL CLASS --
  CAPITAL SHARE ACTIVITY
  Shares sold                     81,590        2,662,287        1,343,847       4,305,162
  Distributions
    reinvested                    40,928          160,939           55,960         521,038
  Shares redeemed             (1,896,038)      (2,666,726)        (505,759)     (1,543,949)
                            ------------     ------------      -----------     -----------
  Net Institutional Share
    Activity                  (1,773,520)         156,500          894,048       3,282,251
                            ------------     ------------      -----------     -----------
                            ------------     ------------      -----------     -----------
RETIREMENT CLASS --
  CAPITAL SHARE ACTIVITY
  Shares sold                         --               --                1              --
  Distributions
    reinvested                        --               --               --               1
  Shares redeemed                     --               --               --              (2)
                            ------------     ------------      -----------     -----------
                            ------------     ------------      -----------     -----------
  Net Retirement Share
    Activity                          --               --                1              (1)
                            ------------     ------------      -----------     -----------
                            ------------     ------------      -----------     -----------

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS -- (UNAUDITED)
--------------------------------------------------------------------------------

NOTE A -- ORGANIZATION

  Nicholas-Applegate Institutional Funds (formerly Nicholas-Applegate Investment Trust) (the "Trust") is an open-end management investment company. The Trust was established as a Delaware business trust on December 17, 1992 and consists of sixteen separate portfolios (collectively the "Funds" and each a "Fund"). Each Fund's investment objectives, strategies and risks are discussed in the Funds' current prospectuses. All of the Funds offer Institutional shares ("Class I") and ten Funds offer Retirement shares ("Class R"). Class I and Class R shares have no sales charge or distribution fee, but Class R shares have a shareholder servicing fee. The sixteen Funds offering Class I shares are covered in this report with each Fund's operations accounted for separately.

NOTE B -- SIGNIFICANT ACCOUNTING POLICIES

  Significant accounting policies consistently followed by the Funds in preparing these financial statements are described below. The policies conform with accounting principles generally accepted in the United States.

SECURITY VALUATIONS

  The Funds value equity securities traded on national or international exchanges and market systems at the last sales price reported by the security's primary market at the time of daily valuation. If a last sales price is not available, these securities are valued at the mean between last reported bid and ask prices. Debt securities are valued at bid prices obtained from independent pricing services or from one or more dealers making markets in the securities. Security prices quoted in a foreign currency are translated using the current U.S. dollar exchange rate. Short-term securities maturing within 60 days are valued at amortized cost which approximates market value. When market quotations for securities are not readily available, a fair value is determined by the Investment Adviser in accordance with procedures established by the Board of Trustees.

SECURITY TRANSACTIONS AND INVESTMENT INCOME

  Security transactions are accounted for as of trade date. Realized gains and losses from security transactions are determined on an identified-cost basis.

  Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when the information becomes available to the Funds. Interest income is recorded on an accrual basis. Discounts and premiums on debt securities are accreted and amortized on the yield to maturity basis.

FOREIGN CURRENCY TRANSACTIONS

  At each net asset valuation date, the value of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are converted at the prevailing exchange rate on the day of the event. The effect of changes in exchange rates on securities denominated in a foreign currency is included with the net realized and unrealized gain or loss of the associated security. Other foreign currency gains or losses are reported separately.

  Certain Funds may use forward foreign currency contracts to reduce their exposure to currency fluctuations of their foreign securities. These contracts are commitments to purchase or sell a foreign currency at a specified rate on a future date. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation of investments. The contract commitment is fully collateralized by cash or securities of the Fund. Foreign denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory and market risk. Evaluating and monitoring such risk exposure is a part of the Funds' management strategy.

FUTURES CONTRACTS

  Each Fund may enter into futures contracts involving foreign currency, interest rates, securities, and securities indices, for hedging purposes only. A futures contract obligates the seller of the contract to deliver and the

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS -- (UNAUDITED) -- Continued
--------------------------------------------------------------------------------

purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margin and are recorded as unrealized gains or losses by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

OPTIONS CONTRACTS

  The Funds may: (a) buy call options on foreign currency in anticipation of an increase in the value of the underlying asset; (b) buy put options on foreign currency, portfolio securities, and futures in anticipation of a decrease in the value of the underlying asset; and (c) write call options on portfolio securities and futures to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by a Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received. When a Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

EQUITY-LINKED SECURITIES

  Certain Funds may purchase equity-linked securities, also known as participation notes, equity swaps, and zero strike calls and warrants. Equity-linked securities are primarily used by a Fund to access the securities market of a country from which the Fund would otherwise be precluded. The Fund deposits an amount of cash with its custodian (or broker, if legally permitted) in an amount equal to the selling price of the underlying security in exchange for an equity-linked security. Upon sale, the Fund receives cash from the broker or custodian based on the change in the value of the underlying security. Aside from market risk of the underlying security, there is a risk of default by the other party to the transaction. In the event of insolvency of the other party, the Fund might be unable to obtain its expected benefit. In addition, while a Fund will seek to enter into such transactions only with parties which are capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to close out such a transaction with the other party or obtain an offsetting position with any other party, at any time prior to the end of the term of the underlying agreement. This may impair the Fund's ability to enter into other transactions at a time when doing so might be advantageous.

SECURITIES LENDING

  Each Fund may temporarily loan securities up to 30% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. The borrower fully collateralizes the loans with cash. The risk associated with portfolio lending is that the borrower may not provide additional collateral when required or return the securities when due.

  The market value of securities on loan and the related collateral at September 30, 2002 were:

                                          MARKET VALUE  COLLATERAL
                  FUND                     (IN 000'S)   (IN 000'S)
                  ----                    ------------  ----------
Worldwide Growth........................    $ 1,203      $ 1,243
Global Select...........................      1,330        1,378
Global Technology.......................      2,400        2,550
International Core Growth...............     13,865       14,846
International Growth Opportunities......     21,583       22,966
International Structured................        291          319
Emerging Countries......................      2,053        2,101
U.S. Large Cap Select Growth............      1,520        1,608
Emerging Growth.........................        276          289
Value Opportunities.....................         79           84

CREDIT FACILITY

  The Trust has a $30 million credit facility available to fund temporary or emergency borrowing. Each Fund pays its pro-rata share of an annual commitment fee plus interest on its specific borrowings. For the period ended September 30, 2002, the Funds had no borrowings against the line of credit.

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS -- (UNAUDITED) -- Continued
--------------------------------------------------------------------------------

FEDERAL INCOME TAXES

  The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to shareholders. Accordingly, no provision for federal income taxes is required. A Fund investing in foreign securities records any foreign taxes on income and gains on such investments in accordance with the applicable tax rules. The Funds' tax accounting treatment of loss deferrals, passive foreign investment companies and expiration of capital loss carryforwards are different from the financial statement recognition of income and gains.

  Capital loss carryforwards may be used to offset current or future capital gains until expiration. The following table reflects the capital loss carryforwards as of March 31, 2002.

                                          CAPITAL LOSS
                                          CARRYFORWARD  EXPIRATION
                  FUND                     (IN 000'S)      DATE
                  ----                    ------------  ----------
Worldwide Growth........................    $ 49,438      3/31/10
Global Select...........................       7,168      3/31/10
Global Technology.......................      52,122      3/31/09
                                             134,972      3/31/10
Global Health Care......................      18,056      3/31/10
International Core Growth...............      15,101      3/31/09
                                              71,859      3/31/10
International Growth Opportunities......       5,844      3/31/09
                                              62,195      3/31/10
International Structured................          57      3/31/10
Emerging Countries......................      33,556      3/31/09
                                              60,017      3/31/10
U.S. Large Cap Select Growth............       4,810      3/31/09
                                              75,903      3/31/10
U.S. Equity Growth......................      64,136      3/31/10
Emerging Growth.........................      57,918      3/31/10
Growth Discovery........................      22,281      3/31/10
Large Cap Value.........................         950      3/31/10
Value Opportunities.....................          --           --
Convertible.............................       3,628      3/31/09
                                              27,998      3/31/10
High Yield Bond.........................         197      3/31/09
                                               5,618      3/31/10

DISTRIBUTIONS TO SHAREHOLDERS

  The Funds record distributions to shareholders on the ex-dividend date. Distributions are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. Accordingly, the Funds' capital accounts are periodically reclassified to reflect income and gains available for distribution under income tax regulations. The Funds make income and capital gain distributions at least annually. Funds with income objectives make distributions either quarterly or monthly in accordance with the prospectuses.

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS -- (UNAUDITED) -- Continued
--------------------------------------------------------------------------------

  The tax character of distributions paid during the fiscal year ended March 31, 2002 were as follows:

                                                DISTRIBUTION PAID FROM:
                           ------------------------------------------------------------------
                                           NET           TOTAL                      TOTAL
                            ORDINARY    LONG TERM       TAXABLE     TAX RETURN  DISTRIBUTIONS
          FUND               INCOME    CAPITAL GAIN  DISTRIBUTIONS  OF CAPITAL     PAID(1)
          ----             ----------  ------------  -------------  ----------  -------------
Worldwide Growth.........          --          --             --         --              --
Global Select............          --          --             --         --              --
Global Technology........          --          --             --         --              --
Global Health Care.......          --          --             --         --              --
International Core
  Growth.................          --          --             --         --              --
International Growth
  Opportunities..........          --          --             --         --              --
International
  Structured.............       5,666          --          5,666         --           5,666
Emerging Countries.......          --          --             --         --              --
U.S. Large Cap Select
  Growth.................          --          --             --         --              --
U.S. Equity Growth.......          --          --             --         --              --
Emerging Growth..........          --          --             --         --              --
Growth Discovery.........          --          --             --         --              --
Large Cap Value..........     760,884     296,151      1,057,035         --       1,057,035
Value Opportunities......     169,273          --        169,273         --         169,273
Convertible..............   3,674,570          --      3,674,570         --       3,674,570
High Yield Bond..........   5,787,543          --      5,787,543         --       5,787,543

  As of March 31, 2002 the components of accumulated earnings/(deficit) on a tax basis were as follows:

                                                      COMPONENTS OF ACCUMULATED EARNINGS/(DEFICIT):
                           ---------------------------------------------------------------------------------------------------
                           UNDISTRIBUTED  UNDISTRIBUTED                   ACCUMULATED        UNREALIZED            TOTAL
                             ORDINARY       LONG-TERM    ACCUMULATED      CAPITAL AND      APPRECIATION/        ACCUMULATED
          FUND                INCOME      CAPITAL GAINS   EARNINGS       OTHER LOSSES      (DEPRECIATION)    EARNING/(DEFICIT)
          ----             -------------  -------------  -----------    ---------------    --------------    -----------------
Worldwide Growth.........           --            --             --       (51,883,316)(2)     6,115,450(3)       (45,767,866)
Global Select............           --            --             --        (7,194,831)(13)    3,792,656(5)        (3,402,175)
Global Technology........           --            --             --      (187,131,523)(11)    4,014,631(7)      (183,116,892)
Global Health Care.......           --            --             --       (18,056,173)(6)     2,743,105(7)       (15,313,068)
International Core
  Growth.................           --            --             --       (98,812,200)(8)    13,354,165(3)       (85,458,035)
International Growth
  Opportunities..........           --            --             --       (76,691,897)(8)    10,127,110(9)       (66,564,787)
International
  Structured.............        6,112            --          6,112           (91,707)(2)        (9,999)(10)         (95,594)
Emerging Countries.......           --            --             --       (95,391,207)(12)   17,781,500(7)       (77,609,707)
U.S. Large Cap Select
  Growth.................           --            --             --       (89,553,446)(8)     6,746,374(7)       (82,807,072)
U.S. Equity Growth.......           --            --             --       (70,050,914)(2)    11,613,029(7)       (58,437,885)
Emerging Growth..........           --            --             --       (65,190,247)(2)    14,939,870(7)       (50,250,377)
Growth Discovery.........           --            --             --       (22,281,176)(4)    14,858,792(7)        (7,422,384)
Large Cap Value..........      508,671            --        508,671        (1,225,469)(2)     3,915,808(7)         3,199,010
Value Opportunities......    1,863,920        17,361      1,881,281                --         8,242,292(7)        10,123,573
Convertible..............          130            --            130       (37,786,267)(8)     4,272,925(7)       (33,513,212)
High Yield Bond..........       42,014            --         42,014        (9,209,133)(8)     1,146,309(7)        (8,020,810)

(1) Total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.
(2) On March 31, 2002, the Worldwide Growth, International Structured, U.S. Equity Growth, Emerging Growth and Large Cap Value Funds had net capital loss carryforwards of approximately $49,438,282, $56,675, $64,135,964, $57,917,587 and $950,306, respectively, which will expire on March 31, 2010. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended March 31, 2002, the Fund deferred to April 1, 2002, post October capital and currency losses.

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS -- (UNAUDITED) -- Continued
--------------------------------------------------------------------------------

(3) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales and current year forward contracts marked-to-market.
(4) On March 31, 2002, the Fund had net capital loss carryforwards of approximately $22,281,176, which will expire on March 31, 2010. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed.
(5) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales and current year forward contracts marked-to-market.
(6) On March 31, 2002, the Fund had a net capital loss carryforward of approximately $18,056,713 which will expire on March 31, 2010.
(7) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.
(8) On March 31, 2002, the International Core Growth, International Growth Opportunities, U.S. Large Cap Select Growth, Convertible and High Yield Bond Funds had net capital loss carryforwards of approximately $86,960,382, $68,039,251, $80,713,009, $31,626,785 and $5,814,385, respectively, which will expire on March 31, 2009 and March 31, 2010. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended March 31, 2002, the Fund deferred to April 1, 2002, post October capital losses.
(9) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales, current year forward contracts marked-to-market and investments in passive foreign investment companies.
(10) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales and investments in passive foreign investment companies.
(11) On March 31, 2002, the Fund had net capital loss carryforwards of approximately $187,093,157 which will expire on March 31, 2009 and March 31, 2010. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended March 31, 2002, the Fund deferred to April 1, 2002, post October currency losses.
(12) On March 31, 2002, the Fund had net capital loss carryforwards of approximately $93,573,463 which will expire on March 31, 2009 and March 31, 2010. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended March 31, 2002, the Fund deferred to April 1, 2002, post October currency losses and post October capital losses.
(13) On March 31, 2002, the Fund had net capital loss carryforwards of approximately $7,168,402 which will expire on March 31, 2010. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended March 31, 2002, the Fund deferred to April 1, 2002, post October currency losses.

FUND EXPENSES AND MULTI-CLASS ALLOCATIONS

  Each Fund bears expenses incurred specifically on its behalf plus an allocation of its share of Trust level expenses. Each share offered by a Fund has equal rights to assets but incurs certain Class specific expenses. The Funds allocate income, gains and losses, both realized and unrealized, and expenses, except for Class specific expenses, based on the relative net assets of each share class.

USE OF ESTIMATES

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

NICHOLAS-APPLEGATE SOUTHEAST ASIA FUND, LTD.

  The Global Technology Fund, International Emerging Growth Fund and Emerging Countries Fund invest in the Indian and certain other Southeast Asia stock markets through Nicholas-Applegate Southeast Asia Fund Ltd., a subsidiary company of each of the Funds and incorporated under the laws of Mauritius (the "Mauritius Subsidiary"). The Mauritius Subsidiary is entitled to benefit from the double taxation treaty between India and Mauritius, and invests in India in what the Investment Adviser considers to be the most efficient way currently available. The Mauritius Subsidiary may also be utilized to invest in other Southeast Asia markets where deemed appropriate or advisable by the Investment Adviser. Each Fund holds a 100% interest in a separate class of securities issued by the Mauritius Subsidiary, represented by a separate, underlying portfolio of securities. The accounts of the Mauritius Subsidiary are reflected in the Fund using consolidation accounting principles.

CHANGE IN ACCOUNTING PRINCIPLE

  Effective April 1, 2001, the Funds have adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS -- (UNAUDITED) -- Continued
--------------------------------------------------------------------------------

on debt securities. Prior to April 1, 2001, the Convertible Fund and High Yield Bond Fund did not amortize premiums on debt securities. The cumulative effect of this accounting change had not impact on the total net assets of the Funds, but resulted in a $87,902 and $82,806 reduction in the cost of the securities and a corresponding $87,902 and $82,806 increase in net unrealized appreciation (depreciation) respectively, based on securities held by the Fund on September 30, 2002.

  The effect of this change for the period ended September 30, 2002 was to decrease net investment income by $73,381 and $60,536, decrease net unrealized appreciation (depreciation) by $165,211 for Convertible Fund and increase net unrealized appreciation (depreciation) by $17,433 for High Yield Bond Fund; and increase net realized gains and losses by $238,592 and $43,103, respectively. The cumulative effect of this accounting change had no impact on the total net assets of the Funds.

  The statement of changes in net assets and the financial highlights for prior periods have not been restated to reflect this change in presentation.

NOTE C -- TRANSACTIONS WITH AFFILIATES

  Nicholas-Applegate Capital Management, as the Investment Adviser of the Funds, receives the following annual fees payable monthly based on the average daily net assets of each Fund.

Emerging Countries, Growth Discovery..............  1.25%
Worldwide Growth, Global Technology, Global
 Healthcare, International Core Growth,
 International Growth Opportunities, Emerging
 Growth, and Value Opportunities..................  1.00%
International Structured..........................  0.85%
Global Select.....................................  0.80%
U.S. Large Cap Select Growth, U.S. Equity Growth,
 Large Cap Value, and Convertible.................  0.75%
High Yield Bond...................................  0.60%

  The fees are reduced on Worldwide Growth, International Core Growth, International Growth Opportunities, International Structured Fund, U.S. Large Cap Select Growth, U.S. Equity Growth, Large Cap Value, Convertible, and High Yield Bond Fund when the average net assets exceed $500 million.

  Under an Administrative Services agreement the Investment Adviser provides operational support services to the Funds at an annual fee on average daily net assets of 0.10%.

  The Investment Adviser has agreed to limit the Fund's expenses to certain levels through March 31, 2003. Expenses reimbursed by the Investment Adviser prior to July 24, 1998 may be recouped from the Funds within five years of that date. Expenses reimbursed by the Investment Adviser from July 24, 1998 through May 7, 1999 may be recouped from the Funds within five years after the year in which they are reimbursed. Any expenses reimbursed after May 7, 1999 may be recouped within three years after the year in which they are reimbursed. The Investment Adviser will recover such reimbursements to the extent of the differences between a Fund's actual expenses (exclusive of interest expense, taxes, brokerage, and the costs of establishing and maintaining The Mauritius Subsidiary) when they fall below the limit.

                                                 EXPENSE LIMIT
                                          ----------------------------
                                                          UNRECOUPED
                                          INSTITUTIONAL   AMOUNTS AT
                  FUND                        CLASS        09/30/02
                  ----                    -------------  -------------
Worldwide Growth........................        1.00%     $  305,474
Global Select...........................        1.05%        433,704
Global Technology.......................        1.40%         65,998
Global Health Care......................        1.40%         39,947
International Core Growth...............        1.15%        126,502
International Growth Opportunities......        1.40%        327,283
International Structured................        1.25%        169,540
Emerging Countries......................        1.50%      1,408,797
U.S. Large Cap Select Growth............        0.90%        403,033
U.S. Equity Growth......................        1.00%        868,678
Emerging Growth.........................        1.25%      1,859,620
Growth Discovery........................        1.56%        692,263
Large Cap Value.........................        0.85%        487,918
Value Opportunities.....................        1.30%         92,278
Convertible.............................        1.00%        533,143
High Yield Bond.........................        0.75%        512,834

  Certain officers of the Trust are also officers of the Investment Adviser and Distributor. The Trustees who are not affiliated with the Investment Adviser receive annual compensation of approximately $31,000 each from the Trust.

NOTE D -- INVESTMENT TRANSACTIONS

  The following table presents purchases and sales of securities, excluding short-term investments, during the

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS -- (UNAUDITED) -- Continued
--------------------------------------------------------------------------------

period ended September 30, 2002 to indicate the volume of transactions in each Fund. The tax cost of securities held at September 30, 2002, and the related gross and net unrealized appreciation and depreciation, provide aggregate information on a tax basis against which future gains and losses on these investments are measured for distribution purposes.

                                                                                                NET
                                                                  GROSS         GROSS        UNREALIZED
                                                                UNREALIZED    UNREALIZED    APPRECIATION
                           PURCHASES     SALES      TAX COST   APPRECIATION  DEPRECIATION  (DEPRECIATION)
          FUND             (IN 000'S)  (IN 000'S)  (IN 000'S)   (IN 000'S)    (IN 000'S)     (IN 000'S)
          ----             ----------  ----------  ----------  ------------  ------------  --------------
Worldwide Growth.........   $ 74,374    $ 75,891    $ 57,482      $1,849       $ 5,966        $ (4,117)
Global Select............     73,464      53,290      51,175       1,193         4,372          (3,179)
Global Technology........     29,598      43,735      22,222         659         6,024          (5,365)
Global Health Care.......     92,689     146,944      19,271       1,651           403           1,248
International Core
   Growth................    240,646     219,319     248,451       3,902        29,347         (25,445)
International Growth
   Opportunities.........    109,278      95,622     143,500       5,263        19,000         (13,737)
International
   Structured............     20,614       9,994      10,592          79         1,609          (1,530)
Emerging Countries.......    129,112     141,629      77,531       5,021        12,604          (7,583)
U.S. Large Cap Select
   Growth................     66,439      74,354      69,320       2,759         8,710          (5,951)
U.S. Equity Growth.......     77,277      87,297      68,185       6,351         4,236           2,115
Emerging Growth..........     91,250     116,571     116,931       6,555        21,261         (14,706)
Growth Discovery.........     48,335      77,099      37,834       3,693         5,136          (1,443)
Large Cap Value..........     39,076      34,918      45,642       1,284         8,054          (6,770)
Value Opportunities......     20,213      58,931      12,843         874         2,606          (1,732)
Convertible..............     32,416      62,542      70,986       2,331         4,881          (2,550)
High Yield Bond..........     24,105      21,288      74,642       1,266         4,757          (3,491)

  Gains and losses resulting from the redemptions-in-kind are included in the realized gain/loss from securities and foreign currency transactions. During the period, the Value Opportunities Fund had a redemption-in-kind valued at $13,669,588.

NOTE E -- FINANCIAL INSTRUMENTS

  During the period, several of the Funds have been party to financial instruments with off-balance sheet risks, including forward foreign currency contracts and futures contracts, primarily in an attempt to minimize the risk to the Fund, in respect of its portfolio transactions. These instruments involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from unexpected movement in currencies, securities values and interest rates. The contract amounts indicate the extent of the Funds' involvement in such contracts.

NOTE F -- SUBSEQUENT EVENTS

  On November 8, 2002, the Board of Trustees approved the merger of the Global Healthcare and Global Technology Funds (the "Target Funds") into the Global Select Fund whereby, subject to the approval of the shareholders of each of the Target Funds, all the assets of each of the Target Funds will transfer to the Global Select Fund on January 31, 2003.

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS -- (UNAUDITED) -- Continued
--------------------------------------------------------------------------------

NOTE G -- CORPORATE GOVERNANCE (UNAUDITED)

                                                                                             NUMBER OF
                                                   TERM OF                                 PORTFOLIOS IN
                                POSITION(S)       OFFICE AND                               FUND COMPLEX
  NAME, ADDRESS (1)              HELD WITH      LENGTH OF TIME   PRINCIPAL OCCUPATION(S)    OVERSEEN BY      OTHER DIRECTORSHIPS
       AND AGE                      FUND          SERVED (2)       DURING PAST 5 YEARS        TRUSTEE          HELD BY TRUSTEE
----------------------        ----------------  --------------  -------------------------  -------------  -------------------------
DISINTERESTED TRUSTEES:
WALTER E. AUCH (80)           Trustee           Since May 1999  Retired; prior thereto,            16     Trustee, Brinson
                                                                Chairman and CEO of                       Relationship Funds (since
                                                                Chicago Board of Options                  1994) and Brinson
                                                                Exchange (1979-1986).                     Supplementary Trust
                                                                                                          (since 1997); Director,
                                                                                                          Thompson Asset Management
                                                                                                          Corp (since 1987);
                                                                                                          Director, Smith Barney
                                                                                                          Trak Fund (since 1992)
                                                                                                          and Smith Barney Advisors
                                                                                                          (since 1992); Director,
                                                                                                          PIMCO Advisors L.P (since
                                                                                                          1994); Director, Banyon
                                                                                                          Realty Trust (since
                                                                                                          1988), Banyon Mortgage
                                                                                                          Investment Fund (since
                                                                                                          1989) and Banyon Land
                                                                                                          Fund II (since 1988);
                                                                                                          Director, Express America
                                                                                                          Holdings Corp (since
                                                                                                          1992); Director, Legend
                                                                                                          Properties, Inc. (since
                                                                                                          1987); Director, Senele
                                                                                                          Group (since 1988);
                                                                                                          Director, Fort Dearborn
                                                                                                          Income Securities, Inc.
                                                                                                          (1987-1995); Trustee,
                                                                                                          Nicholas-Applegate Mutual
                                                                                                          Funds (1994-1999);
                                                                                                          Director, Geotek
                                                                                                          Industries, Inc.
                                                                                                          (1987-1998).
DARLENE DEREMER (46)          Trustee           Since May 1999  Managing Director,                 16     Founding Member and
                                                                NewRiver Ebusiness                        Director, National
                                                                Advisory Services                         Defined Contribution
                                                                Division; Prior to,                       Council (since 1997);
                                                                President and Founder,                    Trustee, Boston
                                                                DeRemer Associates, a                     Alzheimer's Association
                                                                strategic and marketing                   (since 1998); Director,
                                                                consulting firm for the                   King's Wood Montessori
                                                                financial services                        School (since 1995);
                                                                industry (since 1987);                    Editorial Board, National
                                                                Vice President and                        Association of Variable
                                                                Director, Asset                           Annuities since 1997);
                                                                Management Division,                      Director,
                                                                State Street Bank and                     Nicholas-Applegate
                                                                Trust Company, now                        Strategic Opportunities,
                                                                referred to as State                      Ltd. (1994-1997);
                                                                Street Global Advisers,                   Trustee, Nicholas-
                                                                (1982-1987); Vice                         Applegate Mutual Funds
                                                                President, T. Rowe                        (1994-1999); Director,
                                                                Price & Associates                        Jurika & Voyles Fund
                                                                (1979-1982); Member,                      Group (since 1994-2000).
                                                                Boston Club (since 1998);
                                                                Member, Financial Women's
                                                                Association Advisory
                                                                Board (since 1995);
                                                                Founder, Mutual Fund Cafe
                                                                Website.

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS -- (UNAUDITED) -- Continued
--------------------------------------------------------------------------------

                                                                                             NUMBER OF
                                                   TERM OF                                 PORTFOLIOS IN
                                POSITION(S)       OFFICE AND                               FUND COMPLEX
  NAME, ADDRESS (1)              HELD WITH      LENGTH OF TIME   PRINCIPAL OCCUPATION(S)    OVERSEEN BY      OTHER DIRECTORSHIPS
       AND AGE                      FUND          SERVED (2)       DURING PAST 5 YEARS        TRUSTEE          HELD BY TRUSTEE
----------------------        ----------------  --------------  -------------------------  -------------  -------------------------
GEORGE F. KEANE (72)          Trustee           Since May 1999  Consultant, Associated             16     Director, Bramwell Funds
                                                                Energy Managers (since                    (since 1994); Director,
                                                                1994); Prior to,                          Longview Oil & Gas (since
                                                                President Emeritus and                    2000); Director, Security
                                                                founding Chief Executive                  Capital U.S. Real Estate
                                                                Officer, The Common Fund                  (since 1997); Director,
                                                                (1971-1992); and                          The Universal Bond Fund
                                                                Endowment Advisors                        (since 1997); Director,
                                                                (1987-1992)                               Universal Stainless &
                                                                (organizations that                       Alloy Products Inc.
                                                                provide investment                        (1994-2000); Director,
                                                                management programs for                   United Water Services and
                                                                colleges and                              affiliated companies
                                                                universities) ; Member,                   (1996-2000); Director,
                                                                Investment Advisory                       and former Chairman of
                                                                Committee, New York State                 the Board, Trigen Energy
                                                                Common Retirement Fund                    Corporation (1994-2000);
                                                                (since 1982).                             Trustee,
                                                                                                          Nicholas-Applegate Mutual
                                                                                                          Funds (1994-1999).
INTERESTED TRUSTEES:
E. BLAKE MOORE, JR.           Trustee &                                                            16
  (44)                        Chairman of the
                              Board
OFFICERS:
E. BLAKE MOORE, JR.           President         Since May 2001  Managing General Counsel,          16     Director,
  (44)                                                          Nicholas-Applegate                        Nicholas-Applegate
                                                                Capital Management LLC,                   Southeast Asia Fund
                                                                Nicholas-Applegate                        (Since 2000).
                                                                Securities LLC,
                                                                Nicholas-Applegate
                                                                Holdings LLC and
                                                                Nicholas-Applegate
                                                                Securities International
                                                                LDC (Since 1995).
CHARLES H. FIELD, JR.         Secretary         Since May 2001  Deputy General Counsel,            16     Director,
  (46)                                                          Nicholas-Applegate                        Nicholas-Applegate U.S.
                                                                Capital Management (Since                 Growth Equity Fund (Since
                                                                1996).                                    1996); Director,
                                                                                                          Nicholas-Applegate
                                                                                                          Southeast Asia Fund
                                                                                                          (Since 1999). Director,
                                                                                                          Nicholas-Applegate
                                                                                                          Strategic Opportunities
                                                                                                          Fund, LLC (1996-2000);
                                                                                                          Director, Torrey Pines
                                                                                                          Fund, Ltd. (Since 1999).

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS -- (UNAUDITED) -- Continued
--------------------------------------------------------------------------------

                                                                                             NUMBER OF
                                                   TERM OF                                 PORTFOLIOS IN
                                POSITION(S)       OFFICE AND                               FUND COMPLEX
  NAME, ADDRESS (1)              HELD WITH      LENGTH OF TIME   PRINCIPAL OCCUPATION(S)    OVERSEEN BY      OTHER DIRECTORSHIPS
       AND AGE                      FUND          SERVED (2)       DURING PAST 5 YEARS        TRUSTEE          HELD BY TRUSTEE
----------------------        ----------------  --------------  -------------------------  -------------  -------------------------
C. WILLIAM MAHER (41)         Treasurer         Since May 1999  Managing Chief Financial           16     NA
                                                                Officer,
                                                                Nicholas-Applegate
                                                                Capital Management,
                                                                Nicholas-Applegate
                                                                Securities, (Since 1998);
                                                                Co-Managing Chief
                                                                Financial Officer
                                                                Nicholas-Applegate
                                                                Holdings LLC (Since
                                                                2001). Formerly Chief
                                                                Financial Officer,
                                                                Mitchell Hutchins Asset
                                                                Management, Inc.
                                                                (1990-1998).

(1) Unless otherwise noted, the address of the Trustees and Officers is c/o: Nicholas-Applegate Capital Management, 600 West Broadway, 32nd Floor, San Diego, California 92101.
(2) Each Trustee serves for an indefinite term, until her or his successor is elected.

--------------------------------------------------------------------------------

               TRUSTEES OF NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS

                         E. Blake Moore, Jr., CHAIRMAN
                                 Walter E. Auch
                               Darlene T. DeRemer
                                George F. Keane

                                    OFFICERS

                         E. Blake Moore, Jr., PRESIDENT
                        Charles H. Field, Jr., SECRETARY
                     Deborah A. Wussow, ASSISTANT SECRETARY
                          C. William Maher, TREASURER
                     Thomas Muscarella, ASSISTANT TREASURER

                               INVESTMENT ADVISER

                     Nicholas-Applegate Capital Management

                                  DISTRIBUTOR

                         Nicholas-Applegate Securities

                                   CUSTODIAN

                 Brown Brothers Harriman & Co., Private Bankers

                                 TRANSFER AGENT

                       State Street Bank & Trust Company

[NICHOLAS APPLEGATE INSTITUTIONAL FUNDS LOGO]

600 WEST BROADWAY
SAN DIEGO, CALIFORNIA 92101
800 - 551 - 8643
NICHOLAS-APPLEGATE SECURITIES, DISTRIBUTOR

SEMIANN902INST

[NICHOLAS APPLEGATE INSTITUTIONAL FUNDS LOGO]

SEMI-ANNUAL REPORT
(UNAUDITED)
RETIREMENT SHARES
SEPTEMBER 30, 2002

LETTER TO SHAREHOLDERS
--------------------------------------------------------------------------------

DEAR FELLOW SHAREHOLDER,

  Most investors were eager to see the six-month period ended September 30, 2002 come to a close. During this difficult time, equity prices tumbled in the face of strong headwinds.

  In this semi-annual report, we review the performance of the financial markets and your investments between April 1, 2002 and September 30, 2002. We also share our outlook for the months ahead.

  In the US, data released early in the period showed the economic recovery was gaining steam. News of accounting irregularities and corporate malfeasance began to escalate, however, eroding investor confidence. Over the summer, both the SEC and Congress established sweeping new rules for corporate governance. Despite these positive actions, geopolitical risks and signs of a pause in the US economic recovery took center stage. With America the engine of global trade, fears of slower growth in the US were magnified throughout the world.

  Against this backdrop, stock markets in nearly every country posted sharp declines. The extent of the losses themselves accentuated selling pressure. Deteriorating asset values meant corporate profits might suffer as companies increased pension contributions. Questions about capital adequacy weighed on shares of financial institutions in Europe. In addition, tighter liquidity conditions caused spreads on fixed-income securities to widen.

  While investment returns were extremely disappointing this period, we hope our shareholders will take some comfort in the performance of the Nicholas-Applegate Institutional Funds. In this turbulent environment, the vast majority of our mutual funds outperformed or performed in line with their benchmarks. Through consistent application of our proven philosophy and process, we were able to make timely investments in companies benefiting from positive, sustainable change. Our emphasis on original, company-specific analysis also helped us avoid some of the most problematic securities.

  As we look ahead, we are optimistic that one of the most trying chapters in investment history is behind us. While near-term uncertainties remain, such as the threat of war with Iraq, a number of factors pave the way for asset values to appreciate. Wage gains and record mortgage refinancing activity continue to bolster US consumer spending. The US Federal Reserve and European Central Bank are likely to ease monetary policy before year-end. In Japan, there is evidence the government has renewed its focus on making necessary reforms. We are also encouraged by the fact the market is rewarding companies with strong fundamentals. This type of environment is highly conducive to our bottom-up investment style.

  Several organizational developments add to our enthusiasm about the prospects for our mutual funds. In August 2002, we welcomed Horacio Valeiras, CFA, to Nicholas-Applegate as Chief Investment Officer. Mr. Valeiras, formerly Head of Global Core Equity at Morgan Stanley Investment Management, is a highly respected team leader with experience across a broad range of investment disciplines. He succeeds Catherine Somhegyi Nicholas, who decided to focus her energies on her passion for stock picking and portfolio management.
Ms. Nicholas continues in her role as Lead Portfolio Manager of our Worldwide Growth and Global Select Funds.

  In early October 2002, Nicholas-Applegate announced an organizational restructuring to achieve several business objectives -- improved investment performance, more focused client service, appropriate scale, and greater efficiency. In the investment area, for example, we are adopting a number of measures to ensure that we achieve accountability of results, improve portfolio construction, and reduce redundancy in research and analysis -- all with the goal of strengthening investment performance. For more details about the restructuring, please visit our Web site at www.nicholas-applegate.com.

  As the end of 2002 draws near, we are well prepared for the future. Although market conditions have been challenging for some time, we feel confident the

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
investment landscape is brightening. In addition, history reminds us that stocks have always rebounded from bear markets to post higher highs.

  On behalf of everyone at the firm, thank you for your participation in the Nicholas-Applegate Institutional Funds. We appreciate your business and look forward to serving your investment needs throughout the coming years.

Best Regards,

/s/ E. Blake Moore, Jr.

E. Blake Moore, Jr.
Chairman

--------------------------------------------------------------------------------

TABLE OF CONTENTS
--------------------------------------------------------------------------------

                                                                           PAGE
The Funds' Review and Outlook, Performance and Schedule of Investments
  Worldwide Growth......................................................     1
  Global Select.........................................................     6
  International Core Growth.............................................    11
  International Growth Opportunities....................................    17
  Emerging Countries....................................................    23
  U.S. Large Cap Select Growth..........................................    28
  U.S. Equity Growth....................................................    31
  Emerging Growth.......................................................    35
  Large Cap Value.......................................................    42
  High Yield Bond.......................................................    46
The Funds':
  Financial Highlights..................................................    52
  Statement of Assets and Liabilities...................................    54
  Statement of Operations...............................................    56
  Statement of Changes in Net Assets....................................    58
  Notes to Financial Statements.........................................    62

--------------------------
This report is authorized for distribution to shareholders and to others only when preceded or accompanied by a currently effective prospectus for Nicholas-Applegate Institutional Funds Retirement Shares. Distributor:
Nicholas-Applegate Securities.

WORLDWIDE GROWTH FUND RETIREMENT SHARES
--------------------------------------------------------------------------------

  MANAGEMENT TEAM:  CATHERINE SOMHEGYI NICHOLAS, Lead Portfolio Manager; PEDRO
V. MARCAL, JR., Portfolio Manager; ANDREW B. GALLAGHER, Portfolio Manager; LORETTA J. MORRIS, Portfolio Manager; RANDALL S. KAHN, CFA, Portfolio Manager; ANDREW BEAL, Portfolio Manager; ERNESTO RAMOS, PH.D., Portfolio Manager; MELISA GRIGOLITE, CFA, Portfolio Manager; LAWRENCE S. SPEIDELL, CFA, Director of Global/ Systematic Management & Emerging Countries Specialist

  CHIEF INVESTMENT OFFICER:  HORACIO A. VALEIRAS, CFA

  GOAL: The Worldwide Growth Fund seeks to maximize long-term capital appreciation through investment in growth-oriented companies around the world, including the United States.

  MARKET OVERVIEW: Global stock markets tumbled during the six months ended September 30, 2002. Losses were broadly based, with most countries and all economic sectors posting declines.

  While there were signs of improvement in the global economy early in the period, economic reports became mixed to negative as 2002 progressed. In the US, consumer spending continued to be strong, but businesses remained reluctant to ramp up capital expenditures. In Continental Europe, nearly all economic indicators weakened. Softness in the external environment raised concerns for Japan's export-driven recovery and for emerging countries where exposure to cyclical industries is high. As the world economy slowed, the outlook for corporate profits dimmed. Geopolitical tensions and accounting issues in the US also weighed on investor sentiment.

  On a bright note, favorable domestic growth trends lent support to equity markets in the UK, New Zealand, and Australia. In addition, Japanese officials demonstrated renewed focus on reforms, and the US Federal Reserve adopted an easing bias at its August policy meeting.

  PERFORMANCE: During the six months ended September 30, 2002, the Fund declined 26.67% compared to a 25.55% drop in the MSCI All Country World Index Free.

  PORTFOLIO SPECIFICS: This period's performance was in line with the benchmark, as both positive and negative factors influenced returns. For example, stock selection in Taiwan and Singapore was a minus, as weak demand in the computer and communications end markets hurt several tech-related manufacturing holdings. Select airline and shipping positions also detracted from results.

  On the plus side, issue selection in the US and among retail and defense-related technology companies favorably impacted returns. Top-performing stocks -- all US companies -- included Michaels Stores, a retailer of arts and crafts supplies; AutoZone, an auto parts retailer; and Lockheed Martin, an aerospace company. Consumer non-durables holdings, such as Dial Corporation, Nestle, and Unilever, also did well. Demand for these companies' products is typically stable, regardless of economic conditions. This period was no exception.

  MARKET OUTLOOK: We believe recent economic data and the threat of a US-led war with Iraq will weigh on global equity markets over the coming months. Longer term, several factors inspire optimism that stocks will resume an upward trend:

  - Likelihood the US Federal Reserve and the European Central Bank will cut interest rates

  - Attractive equity valuations

  - Continued strength in US consumer spending driven by record mortgage refinancing activity

  Despite near-term uncertainties, our bottom-up investment process continues to lead us to companies with strong earnings and cash flow growth for the Fund.

--------------------------------------------------------------------------------

WORLDWIDE GROWTH FUND RETIREMENT SHARES -- UNAUDITED
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN WORLDWIDE GROWTH FUND RETIREMENT SHARES WITH THE MSCI ALL COUNTRY WORLD INDEX FREE.

              ANNUALIZED TOTAL RETURNS
                   As of 9/30/02            SINCE
  1 YEAR              5 YEARS             INCEPTION
  -16.96%           -2.75%                  6.37%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

         WORLDWIDE GROWTH FUND  MSCI ALL COUNTRY
           RETIREMENT SHARES    WORLD FREE INDEX
4/19/93               $250,000          $250,000
4/93                  $252,968          $261,350
5/93                  $264,155          $267,492
6/93                  $263,470          $265,753
7/93                  $266,210          $271,254
8/93                  $284,018          $284,112
9/93                  $284,475          $279,338
10/93                 $285,388          $287,607
11/93                 $268,493          $272,651
12/93                 $286,073          $287,402
1/94                  $307,534          $306,457
2/94                  $306,849          $302,013
3/94                  $300,228          $288,453
4/94                  $306,393          $296,298
5/94                  $300,228          $298,047
6/94                  $295,205          $296,586
7/94                  $302,968          $303,141
8/94                  $315,297          $313,933
9/94                  $310,731          $306,555
10/94                 $312,329          $314,403
11/94                 $297,032          $300,758
12/94                 $294,625          $301,810
1/95                  $283,169          $295,684
2/95                  $290,730          $298,848
3/95                  $299,207          $312,535
4/95                  $310,891          $323,911
5/95                  $310,891          $327,474
6/95                  $316,618          $327,540
7/95                  $339,070          $343,392
8/95                  $338,154          $335,872
9/95                  $346,631          $345,109
10/95                 $334,946          $339,345
11/95                 $337,925          $350,035
12/95                 $339,841          $360,571
1/96                  $343,812          $368,575
2/96                  $350,819          $370,123
3/96                  $360,162          $375,823
4/96                  $383,285          $384,993
5/96                  $387,489          $385,378
6/96                  $385,153          $387,498
7/96                  $364,599          $373,006
8/96                  $373,008          $377,594
9/96                  $385,621          $391,527
10/96                 $385,854          $393,093
11/96                 $403,887          $414,123
12/96                 $402,740          $408,119
1/97                  $416,508          $414,975
2/97                  $412,206          $420,619
3/97                  $407,616          $412,206
4/97                  $417,656          $425,438
5/97                  $444,333          $450,837
6/97                  $468,715          $473,920
7/97                  $503,998          $495,341
8/97                  $476,174          $460,568
9/97                  $515,185          $485,116
10/97                 $473,305          $456,252
11/97                 $473,717          $463,232
12/97                 $474,948          $469,301
1/98                  $485,099          $479,625
2/98                  $518,321          $512,432
3/98                  $550,620          $534,312
4/98                  $570,307          $539,335
5/98                  $571,845          $529,088
6/98                  $588,763          $538,611
7/98                  $597,903          $538,773
8/98                  $500,112          $463,291
9/98                  $510,613          $472,510
10/98                 $538,178          $515,650
11/98                 $579,280          $546,950
12/98                 $655,344          $572,329
1/99                  $711,146          $584,004
2/99                  $692,545          $569,346
3/99                  $739,379          $594,966
4/99                  $771,931          $620,669
5/99                  $762,298          $598,759
6/99                  $816,107          $628,578
7/99                  $822,086          $626,000
8/99                  $823,747          $625,249
9/99                  $836,701          $618,497
10/99                 $888,517          $649,792
11/99               $1,006,433          $670,001
12/99               $1,223,995          $725,812
1/00                $1,150,256          $686,691
2/00                $1,308,031          $689,026
3/00                $1,285,112          $734,295
4/00                $1,171,514          $701,325
5/00                $1,097,444          $683,090
6/00                $1,192,772          $706,247
7/00                $1,137,634          $685,483
8/00                $1,237,281          $706,802
9/00                $1,144,610          $667,998
10/00               $1,043,634          $654,906
11/00                 $908,501          $614,302
12/00                 $914,633          $624,560
1/01                  $888,789          $640,362
2/01                  $772,707          $586,507
3/01                  $691,670          $547,035
4/01                  $760,004          $586,860
5/01                  $730,655          $580,345
6/01                  $698,240          $562,587
7/01                  $668,891          $553,698
8/01                  $615,450          $528,228
9/01                  $539,669          $480,001
10/01                 $550,620          $490,177
11/01                 $594,424          $520,323
12/01                 $608,441          $525,214
1/02                  $592,672          $510,823
2/02                  $581,283          $507,094
3/02                  $611,070          $530,014
4/02                  $595,738          $513,213
5/02                  $590,044          $513,931
6/02                  $545,801          $482,582
7/02                  $488,856          $442,093
8/02                  $488,418          $443,242
9/30/02               $448,118          $394,619

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class R shares compared with the Morgan Stanley Capital International All Country World Free Index ("MSCI ACW Free") over the periods indicated. The Fund's Class R shares were first available on November 30, 2001. Performance prior to the introduction of Class R shares reflects the historical performance of the Fund's Class I shares. Class I and R shares have no sales charge or distribution fee, but Class R shares have a shareholder service fee of .25%. Historical performance returns of the Class I shares do not reflect the shareholder servicing fee applicable to Class R shares which would have made returns slightly lower. The Fund calculates its performance based upon the historical performance of its corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

The Morgan Stanley Capital International ("MSCI") All Country World Free Index ("ACWI Free") is a market capitalization weighted index composed of over 2000 companies. The MSCI ACWI Free Index is representative of the market structure of 21 countries in North America, Europe, and the Pacific Rim, excluding closed markets and those shares in otherwise free markets that are not purchasable by foreigners.

The unmanaged index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2002 -- UNAUDITED
--------------------------------------------------------------------------------
WORLDWIDE GROWTH FUND

                                          NUMBER
                                        OF SHARES      VALUE
----------------------------------------------------------------
COMMON STOCK -- 90.5%
----------------------------------------------------------------
AUSTRALIA -- 1.2%
  Woolworths, Ltd.....................      96,700  $    646,266
                                                    ------------
BELGIUM -- 0.6%
  Dexia...............................      36,567       325,236
                                                    ------------
BERMUDA -- 0.8%
  Tyco International, Ltd.............      30,300       427,230
                                                    ------------
CANADA -- 2.4%
  Precision Drilling Corp.*...........      20,500       617,050
  WestJet Airlines, Ltd.*.............      62,100       712,533
                                                    ------------
                                                       1,329,583
                                                    ------------
DENMARK -- 0.2%
  Carlsberg AS Cl. B..................       2,750       142,703
                                                    ------------
FINLAND -- 1.1%
  Nokia OYJ...........................      47,500       631,368
                                                    ------------
GERMANY -- 1.9%
  Deutsche Telekom AG.................      47,100       397,973
  E.On AG.............................      13,600       641,098
                                                    ------------
                                                       1,039,071
                                                    ------------
IRELAND -- 2.3%
  Bank of Ireland*....................      82,000       798,209
  Ryanair Holdings PLC -- ADR*........      13,800       467,682
                                                    ------------
                                                       1,265,891
                                                    ------------
ISRAEL -- 0.6%
  Teva Pharmaceutical Industries,
    Ltd. -- ADR.......................       4,900       328,300
                                                    ------------
ITALY -- 1.8%
  ENI SpA.............................      19,200       263,365
  R.A.S. SpA..........................      25,200       296,107
  UniCredito Italiano SpA.............     118,600       428,976
                                                    ------------
                                                         988,448
                                                    ------------
JAPAN -- 7.2%
  Dai Nippon Printing Co., Ltd........      56,000       606,736
  KAO Corp............................      33,000       727,822
  Mitsubishi Tokyo Financial
    Group, Inc........................          42       310,153
  Murata Manufacturing Co., Ltd.......       7,100       361,590
  Nissan Motor Co., Ltd...............      98,100       728,457
  Shiseido Co., Ltd...................      57,000       680,310
  Sony Corp.-Spon. -- ADR.............      14,800       608,280
                                                    ------------
                                                       4,023,348
                                                    ------------
LUXEMBOURG -- 0.9%
  Arcelor*............................      49,600       502,916
                                                    ------------
                                          NUMBER
                                        OF SHARES      VALUE
----------------------------------------------------------------

NETHERLANDS -- 1.1%
  Unilever NV-CVA.....................      10,000  $    591,962
                                                    ------------
NORWAY -- 0.8%
  Frontline, Ltd......................      23,300        89,606
  Tomra Systems ASA...................      59,200       361,073
                                                    ------------
                                                         450,679
                                                    ------------
RUSSIAN FEDERATION -- 0.6%
  Surgutneftegaz -- ADR...............      19,500       321,652
                                                    ------------
SINGAPORE -- 1.6%
  Flextronics International, Ltd.*....      62,400       435,053
  United Overseas Bank, Ltd...........      69,000       462,006
                                                    ------------
                                                         897,059
                                                    ------------
SOUTH KOREA -- 1.0%
  Samsung Electronics Co., Ltd........       1,100       267,440
  SK Telecom Co., Ltd.................       1,380       266,390
                                                    ------------
                                                         533,830
                                                    ------------
SPAIN -- 0.4%
  Telefonica S.A.*....................      29,700       221,307
                                                    ------------
SWITZERLAND -- 2.7%
  Converium Holding AG -- ADR*........      19,100       410,650
  Nestle S.A. Reg Shares..............       2,600       568,287
  UBS AG..............................      13,200       549,253
                                                    ------------
                                                       1,528,190
                                                    ------------
UNITED KINGDOM -- 10.9%
  BP Amoco PLC........................      81,800       546,714
  British American Tobacco PLC........      28,200       287,814
  Centrica PLC........................     175,700       457,977
  Corus Group PLC*....................     209,700       112,948
  Diageo PLC..........................      56,000       694,838
  Exel PLC............................      35,900       355,110
  HSBC Holdings PLC...................      44,800       460,950
  Imperial Tobacco Group PLC..........      34,500       545,260
  Next PLC............................      40,400       590,222
  Royal Bank of Scotland Group PLC....      26,730       504,427
  Shell Transport & Trading Co. PLC...      44,700       266,419
  Shire Pharmaceuticals Group PLC*....      74,700       604,987
  Shire Pharmaceuticals Group PLC --
    ADR*..............................       2,900        71,833
  Vodafone Group PLC -- ADR...........      42,300       542,709
                                                    ------------
                                                       6,042,208
                                                    ------------
UNITED STATES -- 50.4%
  3M Co...............................       5,900       648,823
  Allergan, Inc.......................       5,700       310,080
  Allstate Corp.......................      16,100       572,355
  American Express Co.................      17,300       539,414
  Amgen, Inc.*........................       6,600       275,220

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WORLDWIDE GROWTH FUND

                                          NUMBER
                                        OF SHARES      VALUE
----------------------------------------------------------------
COMMON STOCK (Continued)
----------------------------------------------------------------
UNITED STATES (CONTINUED)
  Anheuser Busch, Inc.................      11,100  $    561,660
  Anthem, Inc.*.......................      12,100       786,500
  Autozone, Inc.*.....................       8,300       654,538
  Ball Corp...........................      11,100       559,329
  BJ Services Co.*....................      13,200       343,200
  Cendant Corp.*......................      32,100       345,396
  Cisco Systems, Inc.*................      45,600       477,888
  Dell Computer Corp.*................      40,700       956,857
  Dial Corp...........................      14,400       309,024
  E.W. Scripps Co. Cl. A..............       8,200       568,260
  Forest Laboratories, Inc.
    Cl. A.*...........................       8,400       688,884
  General Electric Co.................      19,100       470,815
  Gilead Sciences, Inc.*..............       5,500       184,415
  Gymboree Corp.*.....................      31,100       507,241
  Harley-Davidson, Inc................      12,300       571,335
  Health Management Associates, Inc.
    Cl. A*............................      43,600       881,592
  J.B. Hunt Transportation
    Services, Inc.*...................      17,800       419,190
  IMC Global, Inc.....................      33,000       397,650
  Intel Corp..........................      24,300       337,527
  Intuit, Inc.*.......................      12,800       582,784
  Johnson & Johnson...................      16,300       881,504
  Kohl's Corp.*.......................       4,600       279,726
  Lockheed Martin Corp................      10,600       685,502
  Lowe's Companies, Inc...............      23,400       968,760
  Medtronic, Inc......................      16,600       699,192
  MGM Mirage, Inc.*...................      29,100     1,085,430
  Michaels Stores, Inc.*..............       7,900       361,030
  Microsoft Corp.*....................      25,800     1,127,202
  Nextel Communications, Inc.
    Cl. A*............................      60,800       459,040
  Noble Corp.*........................      18,000       558,000
  North Fork Bancorporation, Inc......      12,100       457,864
  Northrop Grumman Corp...............       7,600       942,704
  Patterson Energy, Inc.*.............      11,900       303,569
  Pfizer, Inc.........................      37,600     1,091,152
  Procter & Gamble Co.................      13,600     1,215,568
  Smith International, Inc.*..........       7,500       219,825
  Starbucks Corp.*....................      21,500       443,760
  Texas Instruments, Inc..............      14,500       214,165
  TJX Cos., Inc.......................      22,000       374,000
                                          NUMBER
                                        OF SHARES      VALUE
----------------------------------------------------------------

UNITED STATES (CONTINUED)
  Viacom, Inc. -- Cl. B*..............       9,900  $    401,445
  Wal-Mart Stores, Inc................       9,200       453,008
  Wells Fargo & Co....................      14,900       717,584
  Williams-Sonoma, Inc.*..............      16,700       394,621
  Zimmer Holdings, Inc.*..............      16,500       632,610
                                                    ------------
                                                      27,917,238
                                                    ------------
TOTAL COMMON STOCK
  (Cost: $54,109,447).............................    50,154,485
                                                    ------------
----------------------------------------------------------------
PREFERRED STOCK -- 1.0%
----------------------------------------------------------------
SOUTH KOREA -- 1.0%
  Samsung Electronics Co., Ltd.
    (Cost: $650,096)..................       4,720       565,131
                                                    ------------
----------------------------------------------------------------
EQUITY-LINKED SECURITIES -- 0.6%
----------------------------------------------------------------
INDIA -- 0.6%
  Merrill Lynch Satyam Computer
    Services, Ltd. -- 11/18/02
    (Cost: $403,148)..................      71,745       319,983
                                                    ------------

                                        PRINCIPAL
                                          AMOUNT
----------------------------------------------------------------
TIME DEPOSIT -- 4.2%
----------------------------------------------------------------
  Brown Brothers Harriman
    1.340%, 10/01/02
    (Cost: $2,319,477)................  $2,319,477     2,319,477
                                                    ------------

TOTAL INVESTMENTS -- 96.3%
  (Cost: $57,482,168).............................    53,359,076
OTHER ASSETS IN EXCESS OF
LIABILITIES -- 3.7%...............................     2,049,556
                                                     -----------
NET ASSETS -- 100.0%..............................   $55,408,632
                                                     -----------
                                                     -----------
---------------

* Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF SEPTEMBER 30, 2002 -- UNAUDITED
--------------------------------------------------------------------------------
WORLDWIDE GROWTH FUND

                                       PERCENTAGE OF
INDUSTRY                                NET ASSETS
--------                               -------------
Aerospace/Defense....................       2.9%
Agricultural Chemicals...............       0.7
Airlines.............................       2.1
Apparel Manufacturers................       0.9
Applications Software................       3.7
Audio/Video Products.................       1.1
Auto -- Cars/Light Trucks............       1.3
Beverages -- Wine/Spirits............       2.3
Brewery..............................       0.3
Casino Hotels........................       2.0
Cellular Telecommunications..........       1.8
Commercial Banks Non-US..............       2.2
Commercial Banks -- Eastern US.......       0.8
Computers............................       1.7
Consumer Products -- Miscellaneous...       0.6
Containers -- Metal/Glass............       1.0
Cosmetics & Toiletries...............       4.7
Diversified Manufacturing
  Operations.........................       2.8
Diversified Operations/Commercial
  Services...........................       0.6
Electric -- Integrated...............       1.2
Electronic Components --
  Miscellaneous......................       1.4
Electronic Components --
  Semiconductors.....................       2.5
Finance -- Credit Card...............       1.0
Food -- Miscellaneous/Diversified....       2.1
Food -- Retail.......................       1.2
Gas -- Distribution..................       0.8
Medical Instruments..................       1.3
Medical Products.....................       2.7
Medical -- Biomedical/Genetics.......       0.5
Medical -- Drugs.....................       5.6
Medical -- HMO.......................       1.4
Medical -- Hospitals.................       1.6

                                       PERCENTAGE OF
INDUSTRY                                NET ASSETS
--------                               -------------
Money Center Banks...................       4.1%
Motorcycle/Motor Scooter.............       1.0
Multi-line Insurance.................       1.6
Multimedia...........................       1.7
Networking Products..................       0.9
Oil Companies -- Integrated..........       2.5
Oil Field Machinery & Equipment......       0.4
Oil & Gas Drilling...................       2.7
Oil -- Field Services................       0.6
Printing -- Commercial...............       1.1
Recycling............................       0.7
Reinsurance..........................       0.7
Retail -- Apparel/Shoe...............       1.1
Retail -- Arts & Crafts..............       0.7
Retail -- Auto Parts.................       1.2
Retail -- Building Products..........       1.7
Retail -- Discount...................       1.5
Retail -- Mail Order.................       0.7
Retail -- Regional Department
  Stores.............................       0.5
Retail -- Restaurants................       0.8
Special Purpose Banks................       0.6
Steel -- Producers...................       1.1
Super-Regional Banks-US..............       1.3
Telecommunications Equipment.........       1.1
Telecommunications Services..........       0.5
Telephone -- Integrated..............       1.1
Therapeutics.........................       0.3
Tobacco..............................       1.5
Transport -- Marine..................       0.2
Transport -- Services................       0.6
Transport -- Truck...................       0.8
Time Deposit.........................       4.2
Other assets in excess of
  liabilities........................       3.7
                                          -----
NET ASSETS...........................     100.0%
                                          =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

GLOBAL SELECT FUND RETIREMENT SHARES
--------------------------------------------------------------------------------

  MANAGEMENT TEAM:  CATHERINE SOMHEGYI NICHOLAS, Lead Portfolio Manager;
PEDRO V. MARCAL, JR., Portfolio Manager; ANDREW B. GALLAGHER, Portfolio Manager; LORETTA J. MORRIS, Portfolio Manager; RANDALL S. KAHN, CFA, Portfolio Manager; ANDREW BEAL, Portfolio Manager; ERNESTO RAMOS, PH.D., Portfolio Manager; MELISA GRIGOLITE, CFA, Portfolio Manager; LAWRENCE S. SPEIDELL, CFA, Director of Global/Systematic Management & Emerging Countries Specialist; MICHAEL FREDERICKS, Product Specialist

  CHIEF INVESTMENT OFFICER:  HORACIO A. VALEIRAS, CFA

  GOAL: The Global Select Fund seeks to maximize long-term capital appreciation by investing in companies that, in the opinion of the Investment Adviser, represent the "best of the best" globally.

  MARKET OVERVIEW: Equity markets worldwide registered steep losses during the six months ended September 30, 2002. The sell-off affected nearly all countries and economic sectors and was driven by:

  - Concerns about the pace of recovery in the global economy and corporate profits

  - Reports of aggressive accounting and corporate malfeasance in the US

  - Rising geopolitical tensions

  In addition, the re-election of German Chancellor Schroeder disappointed investors, who had hoped for more conservative leadership. Investors were also nervous about the October 2002 Brazilian presidential election, fearful the leading candidate might not honor some of the country's debts.

  Not all of the period's news was negative, however. Economies in the UK, Australia, and New Zealand showed resilience. And in Japan, there were signs the government had renewed its resolve toward making necessary structural reforms.

  PERFORMANCE: The Fund lost 25.92% from April 1, 2002 through September 30, 2002, versus the MSCI All Country World Index Free, which fell 25.55%. Despite recent declines, the Fund rose 11.78%, annualized, in the five years ended September 30, 2002. During that same time, the MSCI All Country World Index Free dropped 4.04%.

  PORTFOLIO SPECIFICS: Issue selection in Taiwan hurt returns this period, as several technology-related manufacturing holdings faced weak end-market demand. Select positions in the transportation sector and Japan also unfavorably impacted results.

  On a positive note, stock selection in the US and among consumer non-durables and defense-oriented technology companies was favorable. Top-performing holdings included US-based Quiksilver, an apparel manufacturer; Unilever, a consumer products firm headquartered in the Netherlands; and US-based Lockheed Martin, an aerospace company.

  As a result of our bottom-up stock decisions, we decreased the Fund's exposure to stocks in Latin America and the financial services sector during the period. Our investment process identified more promising opportunities, particularly in the US and the consumer non-durables sector.

  MARKET OUTLOOK: Over the coming months, it is likely that the health of the global economy and the prospect of a US-led invasion of Iraq will continue to curb investor enthusiasm. That said, a number of positive influences make us optimistic about the future. Following this period's downturn, equity valuations are attractive. Global monetary policy is accommodative, and it is likely the US Federal Reserve and the European Central Bank will cut interest rates before year-end. We believe US consumer spending will remain strong given wage gains and record mortgage refinancing activity.

  As events unfold, we are confident our proven investment process will identify companies capitalizing on change for the Fund.

--------------------------------------------------------------------------------

GLOBAL SELECT FUND RETIREMENT SHARES -- UNAUDITED
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN GLOBAL SELECT FUND RETIREMENT SHARES WITH THE MSCI ALL COUNTRY WORLD FREE INDEX.

              ANNUALIZED TOTAL RETURNS
                   As of 9/30/02            SINCE
  1 YEAR              5 YEARS             INCEPTION
  -7.75%            11.78%                 11.78%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

         GLOBAL SELECT FUND  MSCI ALL COUNTRY
         RETIREMENT SHARES   WORLD FREE INDEX
9/30/97            $250,000          $250,000
10/97              $235,000          $235,125
11/97              $236,200          $238,722
12/97              $247,000          $241,850
01/98              $255,800          $247,170
02/98              $275,000          $264,077
03/98              $296,200          $275,353
04/98              $310,400          $277,941
05/98              $311,200          $272,660
06/98              $325,800          $277,568
07/98              $334,000          $277,651
08/98              $277,000          $238,753
09/98              $286,800          $243,504
10/98              $298,200          $265,736
11/98              $319,687          $281,866
12/98              $361,061          $294,944
01/99              $397,187          $300,961
02/99              $377,610          $293,407
03/99              $413,333          $306,610
04/99              $428,469          $319,856
05/99              $414,745          $308,565
06/99              $463,385          $323,932
07/99              $473,678          $322,603
08/99              $491,842          $322,216
09/99              $507,786          $318,736
10/99              $557,636          $334,864
11/99              $652,092          $345,279
12/99              $828,075          $374,040
01/00              $772,143          $353,880
02/00              $903,653          $355,083
03/00              $870,639          $378,412
04/00              $805,975          $361,421
05/00              $766,140          $352,024
06/00              $816,070          $363,958
07/00              $792,060          $353,257
08/00              $854,814          $364,244
09/00              $789,332          $344,247
10/00              $724,941          $337,499
11/00              $659,497          $316,575
12/00              $702,601          $321,861
01/01              $693,118          $330,004
02/01              $596,133          $302,251
03/01              $554,322          $281,910
04/01              $615,099          $302,433
05/01              $601,737          $299,076
06/01              $594,840          $289,924
07/01              $578,030          $285,343
08/01              $533,201          $272,217
09/01              $472,855          $247,364
10/01              $489,235          $252,608
11/01              $536,218          $268,143
12/01              $559,495          $270,664
01/02              $553,891          $263,248
02/02              $552,167          $261,326
03/02              $588,806          $273,138
04/02              $572,426          $264,479
05/02              $561,219          $264,850
06/02              $514,235          $248,694
07/02              $465,096          $227,828
08/02              $469,838          $228,421
9/30/02            $436,216          $203,363

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class R shares compared with the Morgan Stanley Capital International All Country World Free Index ("MSCI ACW Free") over the periods indicated. The Fund's Class R shares were first available on November 30, 2001. Performance prior to the introduction of Class R shares reflects the historical performance of the Fund's Class I shares. Class I and R shares have no sales charge or distribution fee, but Class R shares have a shareholder service fee of .25%. Historical performance returns of the Class I shares do not reflect the shareholder servicing fee applicable to Class R shares which would have made returns slightly lower. The Fund calculates its performance based upon the historical performance of its corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds). The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

The Morgan Stanley Capital International ("MSCI") All Country World Free Index ("ACWI Free") is a market capitalization weighted index composed of over 2000 companies. The MSCI ACWI Free Index is representative of the market structure of 21 countries in North America, Europe, and the Pacific Rim, excluding closed markets and those shares in otherwise free markets that are not purchasable by foreigners.

The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2002 -- UNAUDITED
--------------------------------------------------------------------------------
GLOBAL SELECT FUND

                                           NUMBER
                                          OF SHARES     VALUE
----------------------------------------------------------------
COMMON STOCK -- 96.3%
----------------------------------------------------------------
AUSTRALIA -- 1.1%
  News Corp., Ltd. -- ADR...............    27,600   $   531,300
                                                     -----------
BERMUDA -- 1.4%
  Tyco International, Ltd...............    45,000       634,500
                                                     -----------
CANADA -- 2.6%
  Forzani Group, Ltd. Cl. A*............    33,601       378,122
  Precision Drilling Corp.*.............    17,900       538,790
  Talisman Energy, Inc..................     9,100       364,910
                                                     -----------
                                                       1,281,822
                                                     -----------
FINLAND -- 1.7%
  Nokia Corp. -- ADR....................    64,900       859,925
                                                     -----------
FRANCE -- 1.1%
  Sanofi -- Synthelabo S.A..............     9,400       529,969
                                                     -----------
HONG KONG -- 0.5%
  Mainland Headwear Holdings, Ltd.......   730,000       226,968
                                                     -----------
IRELAND -- 1.5%
  Bank of Ireland*......................    78,800       767,060
                                                     -----------
ISRAEL -- 1.2%
  Teva Pharmaceutical Industries,
    Ltd. -- ADR.........................     8,800       589,600
                                                     -----------
JAPAN -- 7.5%
  Citizens Electronics Co., Ltd.........     6,300       450,222
  KAO Corp..............................    27,000       595,490
  Mitsubishi Tokyo Financial
    Group, Inc..........................        62       457,845
  Nintendo Co., Ltd.....................     3,500       407,672
  Nissan Motor Co., Ltd.................    88,900       660,141
  Shiseido Co., Ltd.....................    47,000       560,958
  Sony Corp. S.A........................    13,800       567,180
                                                     -----------
                                                       3,699,508
                                                     -----------
NETHERLANDS -- 2.5%
  Chicago Bridge & Iron Co. -- NV.......    23,900       573,600
  Unilever NV-CVA.......................    11,100       657,078
                                                     -----------
                                                       1,230,678
                                                     -----------
NORWAY -- 0.7%
  Frontline, Ltd........................    20,800        79,991
  Tomra Systems ASA.....................    44,100       268,975
                                                     -----------
                                                         348,966
                                                     -----------
RUSSIAN FEDERATION -- 0.3%
  Surgutneftegaz -- ADR.................     8,300       136,909
                                                     -----------
                                           NUMBER
                                          OF SHARES     VALUE
----------------------------------------------------------------
SINGAPORE -- 1.8%
  DBS Group Holdings, Ltd...............    66,000   $   415,923
  Flextronics International, Ltd.*......    64,800       451,786
                                                     -----------
                                                         867,709
                                                     -----------
SOUTH KOREA -- 2.4%
  Intops Co., Ltd.*.....................    29,806       322,883
  Samsung Electronics Co., Ltd..........     1,980       481,393
  Samsung Electronics Co., Ltd. 144A --
    GDR.................................     3,300       391,050
                                                     -----------
                                                       1,195,326
                                                     -----------
SPAIN -- 0.4%
  Telefonica S.A.*......................    26,300       195,972
                                                     -----------
SWEDEN -- 1.0%
  Autoliv, Inc..........................    23,300       490,000
                                                     -----------
SWITZERLAND -- 3.2%
  Converium Holding AG -- ADR*..........    21,100       453,650
  Nestle S.A............................     2,900       633,858
  UBS AG................................    11,500       478,516
                                                     -----------
                                                       1,566,024
                                                     -----------
TAIWAN -- 0.4%
  Siliconware Precision Industries
    Co.*................................   409,000       211,814
                                                     -----------
UNITED KINGDOM -- 6.4%
  BP Amoco PLC..........................    59,700       399,008
  Corus Group PLC*......................   189,100       101,852
  Diageo PLC............................    44,000       545,944
  HSBC Holdings PLC.....................    28,400       292,209
  Next PLC..............................    36,100       527,401
  Shire Pharmaceuticals Group PLC*......    68,600       555,584
  Shire Pharmaceuticals Group PLC --
    ADR*................................     2,000        49,540
  Vodafone Group PLC....................   444,900       570,215
  Vodafone Group PLC -- ADR.............     8,700       111,621
                                                     -----------
                                                       3,153,374
                                                     -----------
UNITED STATES -- 58.7%
  3M Co.................................     5,900       648,823
  Allstate Corp.........................    17,600       625,680
  American Express Co...................    15,200       473,936
  Amgen, Inc.*..........................    10,400       433,680
  Anadarko Petroleum Corp...............    17,600       783,904
  Anheuser Busch, Inc...................    11,600       586,960
  Anthem, Inc.*.........................    12,400       806,000
  Autozone, Inc.*.......................     8,800       693,968
  Ball Corp.............................    12,400       624,836
  Big Lots, Inc.*.......................    37,400       592,042
  CACI International, Inc. Cl. A*.......     9,900       350,955
  Cendant Corp.*........................    21,900       235,644
  Choicepoint, Inc.*....................    12,233       435,984
  Cisco Systems, Inc.*..................    36,700       384,616
  Crown Cork & Seal Co., Inc............    55,900       293,475

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------

                                           NUMBER
                                          OF SHARES     VALUE
----------------------------------------------------------------
  Dell Computer Corp.*..................    39,800   $   935,698
  Dial Corp.............................    26,400       566,544
  Electronic Arts, Inc.*................    15,200     1,002,592
  EMCOR Group, Inc.*....................     8,200       407,540
  Forest Laboratories, Inc. Cl. A.*.....     7,100       582,271
  J.B. Hunt Transportation
    Services, Inc.*.....................    19,800       466,290
  IMC Global, Inc.......................    40,800       491,640
  Intuit, Inc.*.........................    14,700       669,291
  Jetblue Airways Corp.*................    10,300       415,399
  Johnson & Johnson.....................    14,300       773,344
  Lockheed Martin Corp..................     8,100       523,827
  Lowe's Companies, Inc.................    17,800       736,920
  Medtronic, Inc........................    15,300       644,436
  MGM Mirage, Inc.*.....................    24,900       928,770
  Micron Technology, Inc.*..............    19,000       235,030
  Microsoft Corp.*......................    21,200       926,228
  Moody's Corp..........................    11,000       533,500
  Nextel Communications, Inc. Cl. A*....    98,100       740,655
  Northrop Grumman Corp.................     6,200       769,048
  Overture Services, Inc.*..............    11,700       275,769
  Patterson Energy, Inc.*...............    18,600       474,486
  Pfizer, Inc...........................    15,700       455,614
  Pharmacia Corp........................    11,000       427,680
  Procter & Gamble Co...................    12,400     1,108,312
  Quiksilver, Inc.*.....................    33,100       747,729
  Rent-A-Center, Inc.*..................     7,000       363,650
  Scripps Co. Cl. A.....................     7,400       512,820
  Smith International, Inc.*............    11,000       322,410
  USA Interactive*......................    20,600       399,228
  Viacom, Inc. Cl. B*...................    11,800       478,490
  Wal-Mart Stores, Inc..................     9,100       448,084
  Wells Fargo & Co......................    10,100       486,416
  Whole Foods Market, Inc.*.............    16,400       702,576
  Williams-Sonoma, Inc.*................    31,000       732,530
  Zimmer Holdings, Inc.*................    17,100       655,614
                                                     -----------
                                                      28,910,934
                                                     -----------
TOTAL COMMON STOCK
  (Cost: $50,521,057)..............................   47,428,358
                                                     -----------
                                           NUMBER
                                          OF SHARES     VALUE
----------------------------------------------------------------
EQUITY-LINKED SECURITIES -- 1.1%
----------------------------------------------------------------
INDIA -- 0.8%
  Merrill Lynch Satyam Computer
    Services, Ltd. -- 11/18/02..........    86,352   $   385,130
                                                     -----------
TAIWAN -- 0.3%
  Merrill Lynch Taiwan Styrene Monomer
    Corp. -- 05/15/03...................   250,000       167,500
                                                     -----------
TOTAL EQUITY-LINKED SECURITIES
  (Cost: $635,747).................................      552,630
                                                     -----------

                                          PRINCIPAL
                                           AMOUNT
----------------------------------------------------------------
TIME DEPOSIT -- 0.0%
----------------------------------------------------------------
  Brown Brothers Harriman
    1.340%, 10/01/02
    (Cost: $18,428).....................  $ 18,428        18,428
                                                     -----------

TOTAL INVESTMENTS -- 97.4%
  (COST: $51,175,232).............................    47,999,416
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 2.6%.............................     1,281,378
                                                     -----------
NET ASSETS -- 100.0%..............................   $49,280,794
                                                     -----------
                                                     -----------
---------------

* Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF SEPTEMBER 30, 2002 -- UNAUDITED
--------------------------------------------------------------------------------
GLOBAL SELECT FUND

                                       PERCENTAGE OF
INDUSTRY                                NET ASSETS
--------                               -------------
Aerospace/Defense....................       2.6%
Agricultural Chemicals...............       1.0
Airlines.............................       0.8
Apparel Manufacturers................       2.0
Applications Software................       4.0
Audio/Video Products.................       1.1
Auto/Truck Parts &
  Equipment-Original.................       1.0
Auto -- Cars/Light Trucks............       1.3
Beverages -- Wine/Spirits............       2.3
Building -- Heavy Construction.......       1.2
Cable TV.............................       0.8
Casino Hotels........................       1.9
Cellular Telecommunications..........       2.9
Chemicals -- Plastics................       0.3
Commercial Banks Non-US..............       1.6
Commercial Services..................       0.9
Commercial Services -- Finance.......       1.1
Computer Services....................       0.7
Computers............................       1.9
Consumer Products -- Miscellaneous...       1.1
Containers -- Metal/Glass............       1.9
Cosmetics & Toiletries...............       4.6
Diversified Manufacturing
  Operations.........................       2.6
Diversified Operations/Commercial
  Services...........................       0.5
Electronic Components --
  Miscellaneous......................       1.8
Electronic Components --
  Semiconductors.....................       2.2
Engineering/R&D Services.............       0.8
Entertainment Software...............       2.0
Finance -- Credit Card...............       1.0
Food -- Miscellaneous/Diversified....       2.6
Food -- Retail.......................       1.4
Medical Instruments..................       1.3

                                       PERCENTAGE OF
INDUSTRY                                NET ASSETS
--------                               -------------
Medical Products.....................       2.9%
Medical -- Biomedical/Genetics.......       0.9
Medical -- Drugs.....................       6.5
Medical -- HMO.......................       1.6
Money Center Banks...................       3.3
Multi-line Insurance.................       1.3
Multimedia...........................       3.1
Networking Products..................       0.8
Oil Companies -- Exploration &
  Production.........................       2.3
Oil Companies -- Integrated..........       1.1
Oil Field Machinery & Equipment......       0.7
Oil & Gas Drilling...................       2.1
Recycling............................       0.6
Reinsurance..........................       0.9
Rental Auto/Equipment................       0.7
Retail -- Apparel/Shoe...............       1.1
Retail -- Auto Parts.................       1.4
Retail -- Building Products..........       1.5
Retail -- Discount...................       2.1
Retail -- Leisure Products...........       0.8
Retail -- Mail Order.................       1.5
Semiconductor Equipment..............       0.4
Steel -- Producers...................       0.2
Super-Regional Banks-US..............       1.0
Telecommunications Equipment.........       2.4
Telephone -- Integrated..............       0.4
Toys.................................       0.8
Transport -- Marine..................       0.2
Transport -- Truck...................       1.0
Web Portals/ISP......................       0.6
Other assets in excess of
  liabilities........................       2.6
                                          -----
NET ASSETS...........................     100.0%
                                          =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

INTERNATIONAL CORE GROWTH FUND RETIREMENT SHARES
--------------------------------------------------------------------------------

  MANAGEMENT TEAM: LORETTA J. MORRIS, Co-lead Portfolio Manager; RANDALL S. KAHN, CFA, Co-lead Portfolio Manager; CHRISTOPHER ANGIOLETTI, Portfolio Manager; MELISA GRIGOLITE, CFA, Portfolio Manager; ANDREW BEAL, Portfolio Manager; ERNESTO RAMOS, PH.D., Portfolio Manager; JON BORCHARDT, Investment Analyst; DAVID FUJISAKI, Investment Analyst; CHRISTOPHER A. HERRERA, Investment Analyst; KARL RICHTENBURG, Investment Analyst; ERIC SAGMEISTER, Investment Analyst; ROLF SCHILD, Investment Analyst; LAWRENCE S. SPEIDELL, CFA, Director of Global/ Systematic Management & Research and Emerging Countries Specialist; MICHAEL FREDERICKS, Product Specialist

  CHIEF INVESTMENT OFFICER:  HORACIO A. VALEIRAS, CFA

  GOAL: The International Core Growth Fund seeks to maximize long-term capital appreciation through investments primarily in companies located outside the United States with market capitalizations corresponding to the top 75% of publicly traded companies as measured by stock market capitalizations within each country.

  MARKET OVERVIEW: During the six months ended September 30, 2002, prices of developed non-US equities tumbled. Declines were broadly based, with all countries posting losses in their respective local currencies. Stocks in Continental Europe were especially hard hit, while favorable domestic growth trends lent support to equity prices in the UK and Pacific Rim. In US dollar terms, developed international markets outperformed the US, with the return advantage due to currency movements. Both the euro and the yen strengthened significantly against the US dollar.

  Concerns about the strength of the global economic recovery fueled this period's sell-off, with economic data worsening as the period progressed. Fallout from US accounting irregularities, turmoil in the Middle East, and the prospect of a US-led invasion of Iraq further eroded investor confidence. On a bright note, the Japanese government showed signs of renewed resolve toward making necessary structural reforms.

  PERFORMANCE: During the six months ended September 30, 2002, the Fund lost 22.26% versus a 21.44% decline in the MSCI EAFE Index.

  PORTFOLIO SPECIFICS: Stock selection in Japan and the financial services sector unfavorably impacted the Fund's relative return. An underweight in consumer non-durables stocks, a sector that did well versus other groups, was also a negative.

  Issue selection in Canada and the insurance services and technology sectors helped returns. For example, Petro-Canada, a diversified oil and gas company, was one of the best-performing holdings. The company is capitalizing on new technologies that extract oil from oil sands and recently made an acquisition that bolstered its market presence. Other top performers included Unilever, the consumer products giant, and Teva Pharmaceutical, the world's leading generic drug company.

  The Fund's modest underperformance was concentrated in the first half of the period. During the third quarter of 2002, the Fund outperformed.

  MARKET OUTLOOK: Recent economic data and the threat of war with Iraq make our near-term market outlook cautious. On a positive note, it is likely the US Federal Reserve and the European Central Bank will reduce interest rates before year-end. This stimulus, combined with already easy monetary policy, should help revive economic and earnings growth worldwide. Attractive valuations combined with the prospect of falling rates and rising profits bode well for equity prices.

  As events unfold, we remain confident that our research-intensive investment process will uncover stocks with exciting growth potential for the Fund.

--------------------------------------------------------------------------------

INTERNATIONAL CORE GROWTH FUND RETIREMENT SHARES -- UNAUDITED
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN INTERNATIONAL CORE GROWTH FUND RETIREMENT SHARES WITH THE MSCI EAFE INDEX.

                                                             ANNUALIZED TOTAL RETURNS
                                                                  As of 9/30/02                           SINCE
                           1 YEAR                                    5 YEARS                             INCEPTION
                           -18.79%                                    -3.88%                              2.87%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          INTERNATIONAL CORE GROWTH
           FUND RETIREMENT SHARES    MSCI EAFE INDEX
12/27/96                   $250,000         $250,000
12/96                      $252,400         $249,475
1/97                       $274,600         $240,744
2/97                       $277,200         $244,682
3/97                       $282,600         $245,568
4/97                       $286,600         $246,871
5/97                       $313,200         $262,935
6/97                       $331,200         $277,436
7/97                       $352,400         $281,924
8/97                       $334,000         $260,869
9/97                       $358,600         $275,482
10/97                      $328,800         $254,307
11/97                      $325,131         $251,715
12/97                      $329,722         $253,910
1/98                       $341,826         $265,523
2/98                       $365,199         $282,560
3/98                       $386,902         $291,261
4/98                       $398,171         $293,566
5/98                       $407,979         $292,141
6/98                       $412,779         $294,353
7/98                       $431,143         $297,337
8/98                       $369,373         $260,500
9/98                       $351,843         $252,514
10/98                      $358,312         $278,836
11/98                      $379,862         $293,121
12/98                      $400,734         $304,685
1/99                       $416,179         $303,785
2/99                       $399,064         $296,545
3/99                       $411,796         $308,923
4/99                       $426,823         $321,440
5/99                       $410,543         $304,887
6/99                       $442,894         $316,773
7/99                       $457,087         $326,189
8/99                       $464,183         $327,380
9/99                       $471,071         $330,675
10/99                      $501,961         $343,061
11/99                      $566,871         $354,981
12/99                      $676,523         $386,841
1/00                       $628,304         $362,261
2/00                       $704,494         $372,013
3/00                       $664,625         $386,434
4/00                       $609,727         $366,099
5/00                       $577,163         $357,157
6/00                       $608,057         $371,125
7/00                       $581,129         $355,566
8/00                       $604,299         $358,652
9/00                       $565,265         $341,189
10/00                      $529,362         $333,129
11/00                      $503,190         $320,637
12/00                      $519,379         $332,033
1/01                       $503,412         $331,862
2/01                       $461,054         $306,983
3/01                       $424,241         $286,519
4/01                       $453,736         $306,430
5/01                       $439,099         $295,615
6/01                       $421,136         $283,526
7/01                       $410,935         $278,367
8/01                       $393,859         $271,324
9/01                       $362,368         $243,839
10/01                      $361,924         $250,081
11/01                      $369,021         $259,309
12/01                      $373,234         $260,839
1/02                       $356,602         $246,989
2/02                       $358,819         $248,718
3/02                       $378,557         $262,173
4/02                       $376,561         $263,904
5/02                       $376,117         $267,255
6/02                       $363,255         $256,618
7/02                       $328,881         $231,290
8/02                       $325,554         $230,758
9/30/02                    $294,285         $205,975

The graph above shows the value of a hypothetical $250,000 investment in the Fund compared with the Morgan Stanley Capital International Europe, Australasia, Far East Index ("MSCI EAFE") over the periods indicated. The Fund's Class R shares were first available on May 21, 1999. Performance prior to the introduction of Class R shares reflects the historical performance of the Fund's Class I Shares. Class I and R shares have no sales charge or distribution fee, but Class R shares have a shareholder service fee of .25%. Historical performance returns of the Class I shares do not reflect the shareholder servicing fee applicable to Class R shares which would have made returns slightly lower. The Fund calculates its performance based upon the historical performance of its corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

The Morgan Stanley Capital International ("MSCI") Europe, Australasia, Far East Index ("EAFE") is an unmanaged index of over 900 companies, and is a generally accepted benchmark for major overseas markets. Index weightings represent the relative capitalizations of the major overseas markets included in the index on a U.S. dollar adjusted basis. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2002 -- UNAUDITED
--------------------------------------------------------------------------------
INTERNATIONAL CORE GROWTH FUND

                                              NUMBER
                                            OF SHARES         VALUE
------------------------------------------------------------------------
COMMON STOCK -- 92.6%
------------------------------------------------------------------------
AUSTRALIA -- 1.9%
  Commonwealth Bank of Australia........        107,800    $  1,765,394
  Woolworths, Ltd.......................        369,486       2,469,351
                                                           ------------
                                                              4,234,745
                                                           ------------
BARBADOS -- 0.5%
  Nabors Industries, Ltd.*..............         35,600       1,165,900
                                                           ------------
BELGIUM -- 1.4%
  Dexia.................................        156,300       1,390,171
  Interbrew.............................         71,700       1,699,163
                                                           ------------
                                                              3,089,334
                                                           ------------
BRAZIL -- 0.4%
  Petroleo Brasileiro S.A. -- ADR.......         80,300         861,619
                                                           ------------
CANADA -- 4.5%
  Barrick Gold Corp.....................        151,900       2,362,045
  Loblaw Cos., Ltd......................         47,600       1,688,897
  Petro-Canada..........................         27,600         810,148
  Shopper Drug Mart Co. 144A*...........         66,600       1,007,272
  Suncor Energy, Inc....................         92,200       1,587,430
  Talisman Energy, Inc..................         63,100       2,530,310
                                                           ------------
                                                              9,986,102
                                                           ------------
DENMARK -- 0.6%
  TDC A/S...............................         60,900       1,320,813
                                                           ------------
FINLAND -- 1.4%
  Nokia Corp. -- ADR....................        232,100       3,075,325
                                                           ------------
FRANCE -- 5.5%
  Axa S.A...............................        144,200       1,415,081
  L'Oreal S.A...........................         22,900       1,652,058
  Lafarge S.A...........................         13,400       1,069,998
  Sanofi -- Synthelabo S.A..............         34,700       1,956,374
  TotalFinaElf S.A......................         21,807       2,870,562
  Vivendi Universal S.A.................        103,500       2,076,363
  Wanadoo*..............................        346,600       1,096,088
                                                           ------------
                                                             12,136,524
                                                           ------------
GERMANY -- 3.2%
  Bayerische Motoren Werke AG...........         43,600       1,398,196
  Degussa AG*...........................         44,300       1,422,833
  Deutsche Telekom AG...................        209,000       1,765,953
  E.On AG...............................         52,000       2,451,255
                                                           ------------
                                                              7,038,237
                                                           ------------
GREECE -- 0.4%
  Hellenic Telecommunications
    Organization S.A....................         87,500         987,509
                                                           ------------
                                              NUMBER
                                            OF SHARES         VALUE
------------------------------------------------------------------------

HONG KONG -- 2.2%
  CLP Holdings, Ltd.....................        650,500    $  2,693,893
  Sun Hung Kai Properties, Ltd..........        385,000       2,260,771
                                                           ------------
                                                              4,954,664
                                                           ------------
INDIA -- 0.0%
  Infosys Technologies, Ltd. -- ADR.....          1,100          59,620
                                                           ------------
INDONESIA -- 0.7%
  PT Telekomunikasi Indonesia...........      3,847,000       1,593,293
                                                           ------------
IRELAND -- 1.3%
  Bank of Ireland*......................        159,000       1,547,748
  CRH PLC...............................        110,700       1,241,682
                                                           ------------
                                                              2,789,430
                                                           ------------
ISRAEL -- 1.0%
  Teva Pharmaceutical Industries,
    Ltd. -- ADR.........................         32,500       2,177,500
                                                           ------------
ITALY -- 5.7%
  Autostrade SpA........................        384,800       2,977,581
  ENI SpA...............................        174,200       2,389,486
  Finmeccanica SpA......................      2,570,600       1,209,228
  Mediaset SpA..........................        163,300       1,015,088
  R.A.S. SpA............................        172,400       2,025,750
  Snam Rete Gas SpA.....................        236,200         702,608
  UniCredito Italiano SpA...............        631,900       2,285,579
                                                           ------------
                                                             12,605,320
                                                           ------------
JAPAN -- 22.0%
  Advantest Corp........................         51,900       2,016,486
  Asahi Glass Co., Ltd..................        197,000       1,210,416
  Bridgestone Corp......................        178,000       2,117,168
  Canon, Inc............................         33,000       1,078,857
  Dai Nippon Printing Co., Ltd..........        223,000       2,416,108
  Daiwa Securities Group, Inc...........        374,000       2,064,465
  East Japan Railway Co.................            405       1,889,601
  Fanuc, Ltd............................         38,300       1,711,451
  Hoya Corp.............................         37,700       2,338,057
  ITO-YOKADO Co., Ltd...................         40,000       1,570,560
  KAO Corp..............................        110,000       2,426,072
  Keyence Corp..........................          8,000       1,343,190
  Millea Holdings, Inc..................            212       1,699,622
  Mizuho Holdings, Inc..................            801       1,875,185
  Murata Manufacturing Co., Ltd.........         34,900       1,777,394
  Nintendo Co., Ltd.....................         11,300       1,316,199
  Nissan Motor Co., Ltd.................        274,000       2,034,631
  Rohm Co., Ltd.........................         17,400       2,042,435
  Shin-Etsu Chemical Co., Ltd...........         38,500       1,274,478
  Shiseido Co., Ltd.....................        186,000       2,219,961
  SMC Corp..............................         18,900       1,701,528
  Sony Corp.............................         54,500       2,287,621
  Sumitomo Mitsui Banking Corp..........        347,000       1,949,630

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERNATIONAL CORE GROWTH FUND

                                              NUMBER
                                            OF SHARES         VALUE
------------------------------------------------------------------------
COMMON STOCK (Continued)
------------------------------------------------------------------------
JAPAN (CONTINUED)
  Takeda Chemical Industries, Ltd.......         90,000    $  3,629,867
  Tokyo Electron, Ltd...................         40,700       1,557,927
  Yamato Transport Co., Ltd.............         87,000       1,307,787
                                                           ------------
                                                             48,856,696
                                                           ------------
LUXEMBOURG -- 0.7%
  Arcelor*..............................        145,500       1,475,289
                                                           ------------
MEXICO -- 0.5%
  Wal-Mart de Mexico S.A. -- Ser. C.....        551,200       1,153,104
                                                           ------------
NETHERLANDS -- 4.5%
  Aegon NV..............................        165,000       1,549,082
  Heineken NV...........................         41,000       1,608,980
  Royal Dutch Petroleum Co..............         55,200       2,228,425
  STMicroelectronics NV.................         77,800       1,046,416
  Unilever NV...........................         58,400       3,457,057
                                                           ------------
                                                              9,889,960
                                                           ------------
RUSSIAN FEDERATION -- 0.4%
  YUKOS -- ADR..........................          6,400         856,000
                                                           ------------
SINGAPORE -- 2.0%
  Flextronics International, Ltd.*......         71,200         496,406
  Singapore Press Holdings, Ltd.........        153,000       1,635,673
  United Overseas Bank, Ltd.............        334,000       2,236,376
                                                           ------------
                                                              4,368,455
                                                           ------------
SOUTH KOREA -- 1.6%
  Hyundai Motor Co., Ltd................         64,600       1,468,002
  Samsung Electronics Co., Ltd. 144A --
    GDR.................................          8,000         948,000
  Samsung SDI Co., Ltd..................         15,670       1,049,134
                                                           ------------
                                                              3,465,136
                                                           ------------
SPAIN -- 2.8%
  Banco Bilbao Vizcaya Argentaria
    S.A.................................        217,830       1,627,445
  Banco Popular Espanol S.A.............         35,400       1,363,678
  Endesa S.A............................        138,000       1,247,863
  Telefonica S.A.*......................        278,600       2,075,961
                                                           ------------
                                                              6,314,947
                                                           ------------
SWEDEN -- 2.3%
  Hennes & Mauritz AB-B Shares..........         82,200       1,427,260
  Skandinaviska Enskilda Banken AB --
    Ser. A..............................        255,800       2,179,381
  Svenska Cellulosa AB Cl. B............         48,800       1,510,453
                                                           ------------
                                                              5,117,094
                                                           ------------
                                              NUMBER
                                            OF SHARES         VALUE
------------------------------------------------------------------------

SWITZERLAND -- 5.4%
  Alcon, Inc.*..........................         26,000    $  1,007,500
  Converium Holding AG*.................         35,500       1,566,318
  Nestle SA.............................         15,700       3,431,578
  Novartis AG...........................         98,749       3,904,514
  Syngenta AG*..........................         38,700       2,112,055
                                                           ------------
                                                             12,021,965
                                                           ------------
TAIWAN -- 0.4%
  United Microelectronics Corp. --
    ADR*................................        282,655         997,772
                                                           ------------
UNITED KINGDOM -- 18.2%
  Allied Domecq PLC.....................        251,200       1,584,099
  Barclays PLC..........................        434,412       2,537,926
  BHP Billiton, Ltd.....................        262,550       1,218,014
  BOC Group PLC.........................        102,500       1,397,530
  BP Amoco PLC..........................        288,800       1,930,209
  British American Tobacco PLC..........        218,400       2,229,028
  British Sky Broadcasting Group PLC*...        204,000       1,644,153
  Centrica PLC..........................      1,306,200       3,404,721
  Corus Group PLC*......................      3,259,700       1,755,725
  Diageo PLC............................        347,300       4,309,234
  Exel PLC..............................        102,900       1,017,851
  Hbos PLC..............................        174,000       1,607,590
  HSBC Holdings PLC.....................        253,000       2,562,269
  Man Group PLC.........................        146,000       2,282,220
  National Grid Group PLC...............        361,400       2,566,044
  Rentokil Initial PLC..................        479,700       1,570,989
  Royal Bank of Scotland Group PLC......        197,349       3,724,212
  Vodafone Group PLC....................      2,380,200       3,050,629
                                                           ------------
                                                             40,392,443
                                                           ------------
UNITED STATES -- 1.1%
  GlobalSantaFe Corp....................         55,500       1,240,425
  Noble Corp.*..........................         38,300       1,187,300
                                                           ------------
                                                              2,427,725
                                                           ------------
TOTAL COMMON STOCK
  (Cost: $230,347,949)..................................    205,412,521
                                                           ------------
------------------------------------------------------------------------
PREFERRED STOCK -- 0.6%
------------------------------------------------------------------------
BRAZIL -- 0.6%
  Aracruz Celulose S.A. -- ADR..........         72,700       1,065,782
  Petroleo Brasileiro S.A. -- ADR.......         18,200         173,810
                                                           ------------
                                                              1,239,592
                                                           ------------
TOTAL PREFERRED STOCK
  (Cost: $1,611,547)....................................      1,239,592
                                                           ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------

                                              NUMBER
                                            OF SHARES         VALUE
------------------------------------------------------------------------
EQUITY-LINKED SECURITIES -- 1.1%
------------------------------------------------------------------------
INDIA -- 1.1%
  Hindustan Lever, Ltd. -- 06/05/03.....        316,747    $  1,130,787
  Merrill Lynch Infosys Technologies,
    Ltd. -- 10/11/02....................         18,900       1,329,237
                                                           ------------
                                                              2,460,024
                                                           ------------
TOTAL EQUITY-LINKED SECURITIES
  (Cost: $2,570,039)....................................      2,460,024
                                                           ------------

                                            PRINCIPAL
                                              AMOUNT          VALUE
------------------------------------------------------------------------
TIME DEPOSIT -- 6.3%
------------------------------------------------------------------------
  Bank One Grand Cayman
    1.340%, 10/01/02
    (Cost: $13,921,459).................   $ 13,921,459    $ 13,921,459
                                                           ------------

TOTAL INVESTMENTS -- 100.6%
  (Cost: $248,450,994)............................   223,033,596
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (0.6%)................................    (1,320,897)
                                                    ------------
NET ASSETS -- 100.0%..............................  $221,712,699
                                                    ------------
                                                    ------------
---------------

  *  Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF SEPTEMBER 30, 2002 -- UNAUDITED
--------------------------------------------------------------------------------
INTERNATIONAL CORE GROWTH FUND

                                       PERCENTAGE OF
INDUSTRY                                NET ASSETS
--------                               -------------
Aerospace/Defense....................       0.6%
Applications Software................       0.6
Audio/Video Products.................       1.0
Auto -- Cars/Light Trucks............       2.2
Beverages -- Wine/Spirits............       2.7
Brewery..............................       1.5
Building Products --
  Cement/Aggregate...................       0.5
Building Products -- Doors &
  Windows............................       0.6
Building & Construction Products --
  Miscellaneous......................       0.6
Cable TV.............................       0.7
Cellular Telecommunications..........       1.4
Chemicals -- Diversified.............       1.2
Chemicals -- Specialty...............       1.6
Commercial Banks Non-US..............       4.1
Cosmetics & Toiletries...............       2.8
Diversified Minerals.................       0.5
Diversified Operations/Commercial
  Services...........................       0.7
Electric -- Integrated...............       2.9
Electric -- Transmission.............       1.2
Electronic Components --
  Miscellaneous......................       2.3
Electronic Components --
  Semiconductors.....................       1.8
Electronic Measure Instruments.......       1.5
Finance -- Leasing Company...........       0.9
Finance -- Other Services............       1.0
Food -- Miscellaneous/Diversified....       3.1
Food -- Retail.......................       1.9
Gas -- Distribution..................       1.5
Gas -- Transportation................       0.3
Gold Mining..........................       1.1
Machinery -- Electrical..............       0.8
Medical -- Drugs.....................       5.3
Money Center Banks...................       8.2
Multi-line Insurance.................       2.2
Office Automation & Equipment........       0.5

                                       PERCENTAGE OF
INDUSTRY                                NET ASSETS
--------                               -------------
Oil Companies -- Exploration &
  Production.........................       1.1%
Oil Companies -- Integrated..........       6.2
Oil & Gas Drilling...................       1.6
Optical Supplies.....................       1.5
Paper & Related Products.............       1.2
Printing -- Commercial...............       1.1
Property/Casualty Insurance..........       0.8
Public Thoroughfares.................       1.3
Publishing -- Newspapers.............       0.7
Real Estate Operation/Development....       1.0
Reinsurance..........................       0.7
Retail -- Apparel/Shoe...............       0.6
Retail -- Discount...................       0.5
Retail -- Drug Store.................       0.5
Retail --
  Miscellaneous/Diversified..........       0.7
Rubber -- Tires......................       0.9
Semiconductor Components --
  Integrated Circuits................       0.5
Semiconductor Equipment..............       0.7
Soap & Cleaning Products.............       0.5
Special Purpose Banks................       0.6
Steel -- Producers...................       1.5
Telecommunications Equipment.........       1.4
Telecommunications Services..........       0.7
Telephone -- Integrated..............       2.8
Television...........................       0.5
Tobacco..............................       1.0
Toys.................................       0.6
Transport -- Rail....................       0.8
Transport -- Services................       0.5
Transport -- Truck...................       0.6
Water................................       0.9
Web Portals/ISP......................       0.5
Time Deposit.........................       6.3
Liabilities in excess of other
  assets.............................      (0.6)
                                          -----
NET ASSETS...........................     100.0%
                                          =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

INTERNATIONAL GROWTH OPPORTUNITIES FUND RETIREMENT SHARES
--------------------------------------------------------------------------------

  MANAGEMENT TEAM: LORETTA J. MORRIS, Co-lead Portfolio Manager; RANDALL S. KAHN, CFA, Co-lead Portfolio Manager; CHRISTOPHER ANGIOLETTI, Portfolio Manager; MELISA GRIGOLITE, CFA, Portfolio Manager; ANDREW BEAL, Portfolio Manager; ERNESTO RAMOS, PH.D., Portfolio Manager; JON BORCHARDT, Investment Analyst; DAVID FUJISAKI, Investment Analyst; CHRISTOPHER A. HERRERA, Investment Analyst; KARL RICHTENBURG, Investment Analyst; ERIC SAGMEISTER, Investment Analyst; ROLF SCHILD, Investment Analyst; LAWRENCE S. SPEIDELL, CFA, Director of Global/ Systematic Management & Research and Emerging Countries Specialist; MICHAEL FREDERICKS, Product Specialist

  CHIEF INVESTMENT OFFICER:  HORACIO A. VALEIRAS, CFA

  GOAL: The International Growth Opportunities Fund seeks to maximize long-term capital appreciation through investments primarily in companies located outside the United States with market capitalizations corresponding to the bottom 25% of publicly traded companies as measured by the market capitalization in each country.

  MARKET OVERVIEW: Like stocks in the US, international equities posted sharp declines during the six months ended September 30, 2002. Investors sent stock prices lower amid uncertainty about the pace of global economic recovery and disappointing corporate profits. High-profile accounting and corporate governance scandals in the US further eroded investor confidence. Rising geopolitical concerns exacerbated an already challenging environment.

  While losses were broadly based, international small-cap stocks outperformed their large-cap counterparts. In addition, the euro and yen gained significantly versus the US dollar, boosting international equity returns for US-based investors.

  PERFORMANCE: The Fund declined 19.68% between April 1, 2002 and September 30, 2002, while the Salomon World ex-US EMI shed -15.97%. The Fund gained 8.68%, annualized, during the five years ended September 30, 2002, outperforming its benchmark, down -3.49%.

  PORTFOLIO SPECIFICS: Within the universe of international small-cap equities, value stocks outperformed growth names this period, particularly during the second quarter of 2002. This hurt the Fund's performance since its benchmark is style neutral, containing both value and growth names. Stock selection in Japan, Canada, and among energy companies also negatively affected returns.

  On a favorable note, issue selection in Germany, France, and the retail sector helped relative results. For example, one of the best-performing holdings was William Morrison, the fifth-largest supermarket chain in the UK. The company is restructuring by closing low-yielding stores and refurbishing its most profitable locations.

  MARKET OUTLOOK: Recent economic data and the threat of conflict with Iraq make us cautious on the prospects for international equities in the short run. Further out, a number of factors pave the way for stock prices to appreciate:

  - Attractive equity valuations

  - Likelihood the European Central Bank and the US Federal Reserve will cut short-term interest rates to stimulate global economic and earnings growth

  - Recent appointment of a new top financial regulator in Japan

  Throughout the remainder of 2002 and beyond, we are confident our bottom-up investment process will lead us to international small-cap companies with high earnings visibility for the Fund.

--------------------------------------------------------------------------------

INTERNATIONAL GROWTH OPPORTUNITIES FUND RETIREMENT SHARES -- UNAUDITED
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN INTERNATIONAL GROWTH OPPORTUNITIES FUND RETIREMENT SHARES WITH THE SALOMON WORLD EX-US EMI.

              ANNUALIZED TOTAL RETURNS
                   As of 9/30/02
  1 YEAR              5 YEARS             10 YEARS
  -11.11%           8.68%                  12.16%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

         INTERNATIONAL GROWTH OPPORTUNITIES  SALOMON WORLD
               FUND RETIREMENT SHARES          EX-US EMI
6/07/90                            $250,000       $250,000
6/90                               $253,508       $253,863
7/90                               $262,592       $266,420
8/90                               $231,248       $232,870
9/90                               $197,794       $198,587
10/90                              $227,469       $231,929
11/90                              $209,211       $210,504
12/90                              $206,310       $208,433
1/91                               $209,432       $205,797
2/91                               $232,917       $235,149
3/91                               $224,307       $226,695
4/91                               $226,378       $230,272
5/91                               $225,593       $226,149
6/91                               $212,832       $214,382
7/91                               $220,948       $219,428
8/91                               $214,702       $210,485
9/91                               $230,018       $226,356
10/91                              $231,797       $228,164
11/91                              $220,956       $214,288
12/91                              $230,619       $221,894
1/92                               $228,690       $218,788
2/92                               $222,706       $214,702
3/92                               $209,707       $200,187
4/92                               $211,266       $201,674
5/92                               $225,491       $217,150
6/92                               $218,712       $208,395
7/92                               $209,577       $195,857
8/92                               $215,075       $203,670
9/92                               $210,436       $197,363
10/92                              $199,500       $185,219
11/92                              $199,946       $185,596
12/92                              $202,112       $188,269
1/93                               $202,685       $189,926
2/93                               $206,968       $196,666
3/93                               $223,098       $216,510
4/93                               $245,660       $236,410
5/93                               $258,885       $248,949
6/93                               $252,215       $239,385
7/93                               $256,612       $246,765
8/93                               $272,864       $259,473
9/93                               $263,732       $254,051
10/93                              $260,312       $253,147
11/93                              $238,402       $231,967
12/93                              $254,717       $246,897
1/94                               $280,393       $271,597
2/94                               $279,781       $273,480
3/94                               $274,076       $268,999
4/94                               $283,857       $277,076
5/94                               $279,985       $273,104
6/94                               $284,876       $278,846
7/94                               $287,728       $282,028
8/94                               $294,453       $285,021
9/94                               $288,340       $276,888
10/94                              $294,453       $281,915
11/94                              $279,985       $264,311
12/94                              $276,653       $267,870
1/95                               $265,298       $259,172
2/95                               $259,724       $255,369
3/95                               $270,253       $266,269
4/95                               $281,195       $274,252
5/95                               $277,892       $269,451
6/95                               $274,382       $266,138
7/95                               $292,344       $281,651
8/95                               $289,247       $274,516
9/95                               $293,376       $276,662
10/95                              $282,641       $268,698
11/95                              $285,944       $271,541
12/95                              $293,257       $281,952
1/96                               $297,214       $286,979
2/96                               $300,963       $291,441
3/96                               $313,460       $298,162
4/96                               $327,206       $313,864
5/96                               $330,331       $311,322
6/96                               $333,246       $311,360
7/96                               $319,500       $299,574
8/96                               $322,624       $302,605
9/96                               $329,914       $304,300
10/96                              $330,955       $303,095
11/96                              $346,856       $308,065
12/96                              $346,856       $302,398
1/97                               $356,599       $295,865
2/97                               $361,268       $300,836
3/97                               $361,481       $296,844
4/97                               $359,358       $292,420
5/97                               $383,980       $311,172
6/97                               $409,452       $318,194
7/97                               $425,796       $313,374
8/97                               $408,178       $300,007
9/97                               $437,258       $305,335
10/97                              $406,268       $293,267
11/97                              $398,120       $280,164
12/97                              $395,704       $273,970
1/98                               $405,100       $285,398
2/98                               $446,979       $306,691
3/98                               $495,301       $321,112
4/98                               $521,878       $323,560
5/98                               $534,764       $329,584
6/98                               $536,107       $319,964
7/98                               $547,289       $317,761
8/98                               $460,817       $278,771
9/98                               $454,523       $271,503
10/98                              $472,584       $290,688
11/98                              $505,474       $300,007
12/98                              $539,504       $307,256
1/99                               $582,111       $306,314
2/99                               $571,044       $300,365
3/99                               $584,324       $311,661
4/99                               $619,184       $328,549
5/99                               $595,114       $319,926
6/99                               $660,961       $330,827
7/99                               $717,955       $343,215
8/99                               $764,712       $348,524
9/99                               $787,399       $347,696
10/99                              $841,073       $344,232
11/99                            $1,033,636       $355,980
12/99                            $1,230,678       $379,476
1/00                             $1,269,363       $370,100
2/00                             $1,604,446       $385,595
3/00                             $1,424,659       $387,157
4/00                             $1,278,826       $363,511
5/00                             $1,196,725       $357,222
6/00                             $1,290,515       $380,380
7/00                             $1,254,056       $367,332
8/00                             $1,315,006       $378,629
9/00                             $1,233,183       $360,348
10/00                            $1,138,002       $340,448
11/00                            $1,028,242       $326,440
12/00                            $1,081,308       $340,297
1/01                             $1,059,500       $343,648
2/01                               $992,259       $330,149
3/01                               $886,127       $304,034
4/01                               $939,920       $325,743
5/01                               $933,378       $324,961
6/01                               $886,854       $313,295
7/01                               $864,683       $305,086
8/01                               $831,244       $304,080
9/01                               $745,830       $265,036
10/01                              $773,453       $275,955
11/01                              $788,355       $286,469
12/01                              $799,259       $286,927
1/02                               $777,815       $280,386
2/02                               $783,267       $285,601
3/02                               $825,428       $304,165
4/02                               $829,790       $310,309
5/02                               $846,146       $321,883
6/02                               $806,165       $310,263
7/02                               $737,833       $283,146
8/02                               $729,837       $281,193
9/30/02                            $662,960       $255,604

The graph above shows the value of a hypothetical $250,000 investment in the Fund's Class R shares compared with the Salomon World ex-US EMI Index for the periods indicated. The Fund's Class R shares were first available on November 30, 2001. Performance prior to the introduction of Class R shares reflects the historical performance of the Fund's Class I shares. Class I and R shares have no sales charge or distribution fee, but Class R shares have a shareholder service fee of .25%. Historical performance returns of the Class I shares do not reflect the shareholder servicing fee applicable to Class R shares which would have made returns slightly lower. The Fund calculates its performance based upon the historical performance of its corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. The Fund's performance includes historical performance of comparable managed institutional separate accounts managed by the Investment Adviser prior to the Nicholas-Applegate Mutual Fund's inception. The Nicholas-Applegate Institutional Funds' Class I shares were first available on May 7, 1999. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

The Salomon Smith Barney World ex-US Extended Market Index (EMI) is a world market capitalization weighted index measuring capital appreciation excluding the U.S. Major corporate events such as extraordinary dividends, spin-offs, scrip issues in other securities, and shares repurchased via tender offers are accounted for in the calculation. Company eligibility is determined based upon market capitalization and investability criteria, representing capitalizations equal to or greater than US $100 Million. The index is unmanaged and does not include dividends; however, total rates of return, including all payments to shareholders, are calculated and published each month-end. The EMI defines the small-capitalization stock universe or bottom 20% of the available capital and includes approximately 75% of the Broad Market Index issues.

The unmanaged index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2002 -- UNAUDITED
--------------------------------------------------------------------------------
INTERNATIONAL GROWTH OPPORTUNITIES FUND

                                            NUMBER
                                           OF SHARES      VALUE
-------------------------------------------------------------------
COMMON STOCK -- 95.1%
-------------------------------------------------------------------
AUSTRALIA -- 1.3%
  Lihir Gold, Ltd.*.....................    1,658,600  $  1,153,536
  Sons of Gwalia, Ltd...................      197,200       514,313
                                                       ------------
                                                          1,667,849
                                                       ------------
AUSTRIA -- 1.6%
  Erste Bank Der Oester Spark AG........       19,000     1,182,935
  Voestalpine AG........................       35,000       888,931
                                                       ------------
                                                          2,071,866
                                                       ------------
BERMUDA -- 0.4%
  Hong Kong Land Holdings, Ltd..........      416,000       540,800
                                                       ------------
CANADA -- 9.5%
  Abitibi Consolidated, Inc.............      183,000     1,229,845
  Angiotech Pharmaceuticals, Inc.*......       27,700     1,096,366
  Ballard Power Systems, Inc.*..........       47,800       442,150
  Cott Corp.*...........................       75,800     1,148,370
  Dofasco, Inc..........................       73,500     1,241,836
  Finning International, Inc............       42,500       657,783
  Industrial Alliance Life Insurance
    Co..................................       36,600       829,511
  Kingsway Financial Services, Inc.*....       23,300       191,694
  Kingsway Financial Services, Inc.
    (USD)*..............................       59,500       490,875
  Molson, Inc. Cl. A....................       80,000     1,563,485
  Precision Drilling Corp.*.............       37,700     1,134,770
  Saputo, Inc...........................       40,100       695,215
  Teck Cominco, Ltd. Cl. B..............       88,020       563,235
  Tesco Corp.*..........................       62,800       526,963
  WestJet Airlines, Ltd.*...............       68,200       782,524
                                                       ------------
                                                         12,594,622
                                                       ------------
DENMARK -- 2.4%
  Carlsberg AS Cl. B....................        4,000       207,568
  Coloplast AS Ser. B...................       15,000     1,057,800
  Danisco AS............................       37,600     1,310,767
  Jyske Bank-Reg*.......................       22,000       543,004
                                                       ------------
                                                          3,119,139
                                                       ------------
FINLAND -- 1.2%
  Sampo-Leonia Insurance Cl.A...........      232,100     1,525,329
                                                       ------------
FRANCE -- 6.9%
  CNP Assurances........................       22,300       740,035
  Compagnie Francaise d'Etudes et de
    Construction S.A....................        7,005       460,359
  Essilor International.................       26,600     1,078,837
  Eurotunnel S.A. Esa-Units*............    1,370,719     1,164,967
  JC Decaux S.A.*.......................       89,200     1,006,695
  Nicox S.A.*...........................       33,300       493,631
  Pechiney S.A. Cl.A....................       22,900       608,772
                                            NUMBER
                                           OF SHARES      VALUE
-------------------------------------------------------------------

FRANCE (CONTINUED)
  Pernod-Ricard S.A.....................        3,900  $    350,730
  Rexel S.A.............................       18,200       587,248
  Thales S.A............................       23,554       629,649
  Unibail Bearer........................       17,500       985,779
  Vinci S.A.............................       16,300       987,450
                                                       ------------
                                                          9,094,152
                                                       ------------
GERMANY -- 1.4%
  Celanese AG*..........................       21,400       395,478
  Deutsche Boerse AG....................       29,400       961,706
  Fraport AG............................       27,400       529,376
                                                       ------------
                                                          1,886,560
                                                       ------------
GREECE -- 0.9%
  Coca-Cola Hellenic Bottling Co.
    S.A.................................       84,000     1,223,612
                                                       ------------
HONG KONG -- 0.9%
  Cathay Pacific Airways, Ltd...........      424,000       573,520
  Hang Lung Properties, Ltd.............      723,000       648,884
                                                       ------------
                                                          1,222,404
                                                       ------------
INDIA -- 1.0%
  Ranbaxy Laboratories, Ltd. -- GDR.....       43,300       829,195
  Satyam Computer Services, Ltd. --
    ADR.................................       58,900       524,210
                                                       ------------
                                                          1,353,405
                                                       ------------
INDONESIA -- 0.8%
  PT Telekomunikasi Indonesia...........    2,508,000     1,038,726
                                                       ------------
IRELAND -- 2.8%
  Anglo Irish Bank Corporation PLC......      279,200     1,674,831
  Icon PLC -- ADR*......................       26,200       560,680
  Irish Life & Permanent PLC............      131,900     1,498,652
                                                       ------------
                                                          3,734,163
                                                       ------------
ITALY -- 5.0%
  Banco Popolare di Verona e Novara
    Scrl................................       81,700       932,547
  Impregilo SpA*........................    1,200,000       444,713
  Italcementi SpA.......................      141,100     1,338,644
  Italgas SpA...........................      139,100     1,385,653
  Parmalat Finanziaria SpA..............      498,280     1,364,018
  Recordati SpA.........................       19,300       403,399
  Saipem SpA............................      144,600       781,668
                                                       ------------
                                                          6,650,642
                                                       ------------
JAPAN -- 22.2%
  Aderans Co., Ltd......................       35,300       681,411
  Amada Co., Ltd........................      189,000       714,145
  Bank of Yokohama, Ltd.................      245,000     1,062,592
  Disco Corp............................       18,600       711,976

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
INTERNATIONAL GROWTH OPPORTUNITIES FUND

                                            NUMBER
                                           OF SHARES      VALUE
-------------------------------------------------------------------
COMMON STOCK (Continued)
-------------------------------------------------------------------
JAPAN (CONTINUED)
  Funai Electric Co., Ltd...............        8,400  $    785,214
  Hokkaido Electric Power Co., Inc......       42,600       557,782
  Hokuetsu Paper Mills, Ltd.............      172,000       964,975
  Ibiden Co., Ltd.......................       45,000       558,896
  Ito En, Ltd...........................       32,700     1,165,747
  JSR Corp..............................      133,000     1,026,943
  Komatsu, Ltd..........................      449,000     1,508,469
  Konica Corp...........................      132,000       859,832
  Kose Corp.............................       26,290       801,182
  Marui Co., Ltd........................      138,600     1,501,671
  Mazda Motor Corp......................      279,000       655,446
  Nichii Gakkan Co......................       15,900       779,719
  Nidec Corp............................       13,500       693,075
  Nippon Electric Glass Co..............       93,000     1,054,978
  Nipponkoa Insurance Co................      238,000       869,969
  Office Building Fund of
    Japan, Inc..........................          108       486,151
  Onward Kashiyama Co., Ltd.............      124,000     1,106,161
  Pioneer Corp..........................       48,800       807,721
  Ryohin Keikaku Co., Ltd...............       30,500       584,997
  Seiyu, Ltd............................      139,000       485,256
  Sekisui Chemical Co., Ltd.............      234,000       645,835
  Shizuoka Bank, Ltd....................      154,000     1,042,353
  Teijin, Ltd...........................      462,000     1,229,571
  THK Co., Ltd..........................      100,100     1,234,188
  Toho Gas Co., Ltd.....................      243,000       582,849
  Tokyo Broadcasting System, Inc........       49,000       714,432
  Trend Micro, Inc......................       39,500     1,038,278
  Uni-Charm Corp........................       36,500     1,421,143
  Union Tool Co.........................       19,700       501,643
  Yaskawa Electric Corp.................      165,000       394,406
                                                       ------------
                                                         29,229,006
                                                       ------------
MEXICO -- 0.2%
  Tubos De Acero De Mexico S.A..........       11,600        20,071
  Tubos De Acero De Mexico S.A. --
    ADR.................................       31,900       274,340
                                                       ------------
                                                            294,411
                                                       ------------
NETHERLANDS -- 1.5%
  Euronext N.V..........................       47,900       904,140
  IHC Caland N.V........................       17,700       804,633
  Van Der Moolen Holdings N.V...........       20,000       331,064
                                                       ------------
                                                          2,039,837
                                                       ------------
NORWAY -- 4.4%
  Frontline, Ltd........................      180,900       695,694
  Gjensidige Nor ASA*...................       55,200     1,687,105
  Prosafe ASA*..........................       40,300       445,917
  Tandberg ASA*.........................      173,600     1,698,332
                                            NUMBER
                                           OF SHARES      VALUE
-------------------------------------------------------------------

NORWAY (CONTINUED)
  TGS Nopec Geophysical Co. ASA*........       58,500  $    497,315
  Tomra Systems ASA.....................      130,700       797,166
                                                       ------------
                                                          5,821,529
                                                       ------------
PORTUGAL -- 0.7%
  Brisa-Auto Estradas de Portugal
    S.A.................................      196,200       969,473
                                                       ------------
SINGAPORE -- 1.3%
  Capitaland, Ltd.......................      809,000       555,341
  City Developments, Ltd................      137,000       362,301
  Fraser & Neave, Ltd...................       90,000       389,928
  Great Eastern Holdings, Ltd...........       73,000       349,135
                                                       ------------
                                                          1,656,705
                                                       ------------
SOUTH KOREA -- 2.0%
  Kumgang Korea Chemical Co., Ltd.......        9,660       920,562
  LG Electronics, Inc...................       38,700       425,534
  Samsung Electro Mechanics Co., Ltd....       19,050       682,712
  Samsung SDI Co., Ltd..................        9,640       645,415
                                                       ------------
                                                          2,674,223
                                                       ------------
SPAIN -- 5.2%
  Acciona S.A...........................       37,300     1,457,513
  Acesa Infraestructuras SA.............      100,000     1,136,488
  ACS Actividades de Construccion y
    Servicios, S.A......................       41,600     1,145,358
  Altadis S.A...........................       45,700     1,020,684
  Corporacion Mapfre....................      148,400       835,941
  Ebro Puleva S.A.......................       79,900       772,240
  Iberia Lineas Aer Espana..............      397,000       486,496
                                                       ------------
                                                          6,854,720
                                                       ------------
SWEDEN -- 2.5%
  Autoliv, Inc..........................       45,800       963,176
  Capio AB*.............................       70,000       460,504
  Elekta AB Cl. B*......................      108,600       808,136
  Swedish Match AB......................      134,700     1,016,883
                                                       ------------
                                                          3,248,699
                                                       ------------
SWITZERLAND -- 3.2%
  Actelion, Ltd.*.......................        8,500       296,277
  Converium Holding AG*.................       21,600       953,027
  Givaudan AG...........................        2,400     1,075,210
  Micronas Semiconductor-Reg*...........       10,299       141,566
  Nobel Biocare Holding AG..............       11,000       479,738
  Saurer AG-Reg*........................       28,090       467,150
  SGS Societe Generale de Surveillance
    Holding S.A.........................        3,100       757,535
                                                       ------------
                                                          4,170,503
                                                       ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------

                                            NUMBER
                                           OF SHARES      VALUE
-------------------------------------------------------------------
COMMON STOCK (Continued)
-------------------------------------------------------------------
TAIWAN -- 0.4%
  Ritek Corp............................    1,106,250  $    474,785
                                                       ------------
UNITED KINGDOM -- 15.4%
  British Land Company PLC..............       87,200       603,375
  Capita Group PLC......................      192,100       598,151
  Capital Radio.........................       88,800       684,270
  Cobham PLC............................       41,900       612,136
  Exel PLC..............................       72,600       718,134
  Friends Provident PLC*................      547,300       903,718
  George Wimpey PLC.....................      168,100       760,018
  Imperial Tobacco Group PLC............       98,140     1,551,066
  Kelda Group PLC.......................      210,200     1,234,644
  Man Group PLC.........................      101,800     1,591,301
  MFI Furniture Group PLC...............      330,600       623,882
  Next PLC..............................       50,100       731,934
  Northern Rock PLC.....................      137,100     1,414,359
  Peninsular & Oriental Steam Navigation
    Co..................................      230,000       613,982
  PHS Group PLC.........................      814,000       921,669
  Rexam PLC.............................      150,600       953,847
  SkyePharma PLC*.......................    1,022,700       812,191
  Smith & Nephew PLC....................      190,400     1,149,785
  Smiths Group PLC......................      135,800     1,368,914
  Tullow Oil PLC*.......................      614,500       927,708
  William Morrison Supermarkets PLC.....      319,200     1,074,224
  Woolworths Group PLC..................      850,000       401,013
                                                       ------------
                                                         20,250,321
                                                       ------------
TOTAL COMMON STOCK
  (Cost: $138,663,149)...............................   125,407,481
                                                       ------------
-------------------------------------------------------------------
PREFERRED STOCK -- 1.5%
-------------------------------------------------------------------
BRAZIL -- 0.4%
  Tele Norte Leste Participacoes S.A.
    (Telemar) -- ADR....................       94,100       498,730
                                                       ------------
                                            NUMBER
                                           OF SHARES      VALUE
-------------------------------------------------------------------

GERMANY -- 0.6%
  Henkel KGaA...........................       13,000  $    828,648
                                                       ------------
SOUTH KOREA -- 0.5%
  Daishin Securities Co., Ltd...........      115,970       698,040
                                                       ------------
TOTAL PREFERRED STOCK
  (Cost: $2,548,072).................................     2,025,418
                                                       ------------
-------------------------------------------------------------------
EQUITY-LINKED SECURITIES -- 1.1%
-------------------------------------------------------------------
INDIA -- 1.1%
  Merrill Lynch Infosys Technologies,
    Ltd. -- 10/11/02....................        8,000       562,640
  Merrill Lynch ITC, Ltd. --
    06/05/03............................       61,575       827,568
                                                       ------------
                                                          1,390,208
                                                       ------------
TOTAL EQUITY-LINKED SECURITIES
  (Cost: $1,282,805).................................     1,390,208
                                                       ------------

                                           PRINCIPAL
                                            AMOUNT
-------------------------------------------------------------------
TIME DEPOSIT -- 0.8%
-------------------------------------------------------------------
  Brown Brothers Harriman
    1.340%, 10/01/02
    (Cost: $1,006,040)..................  $ 1,006,040     1,006,040
                                                       ------------

TOTAL INVESTMENTS -- 98.5%
  (Cost: $143,500,066)............................   129,829,147
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 1.5%.............................     1,987,950
                                                    ------------
NET ASSETS -- 100.0%..............................  $131,817,097
                                                    ------------
                                                    ------------
---------------

  *  Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF SEPTEMBER 30, 2002 -- UNAUDITED
--------------------------------------------------------------------------------
INTERNATIONAL GROWTH OPPORTUNITIES FUND

                                       PERCENTAGE OF
INDUSTRY                                NET ASSETS
--------                               -------------
Advertising Services.................       0.8%
Aerospace/Defense....................       0.5
Aerospace/Defense -- Equipment.......       0.5
Airlines.............................       1.4
Airport Development/Maintenance......       0.4
Apparel Manufacturers................       0.8
Applications Software................       0.8
Audio/Video Products.................       0.6
Auto/Truck Parts & Equipment --
  Original...........................       0.7
Auto -- Cars/Light Trucks............       0.5
Beverages -- non-Alcoholic...........       2.7
Beverages -- Wine/Spirits............       0.3
Brewery..............................       1.6
Building Products --
  Cement/Aggregate...................       1.0
Building -- Heavy Construction.......       3.4
Building -- Residential/Commercial...       1.1
Chemicals -- Diversified.............       0.3
Chemicals -- Specialty...............       0.8
Circuit Boards.......................       0.4
Coatings/Paint.......................       0.7
Commercial Banks Non-US..............       3.3
Commercial Services..................       1.6
Computers -- Memory Devices..........       0.4
Containers -- Metal/Glass............       0.7
Cooperative Banks....................       0.7
Cosmetics & Toiletries...............       2.2
Diversified Financial Services.......       5.0
Diversified Manufacturing
  Operations.........................       1.0
Diversified Minerals.................       0.4
Diversified Operations/Commercial
  Services...........................       0.7
Electric Products -- Miscellaneous...       0.9
Electric -- Integrated...............       0.4
Electronic Components --
  Miscellaneous......................       2.1
Electronic Components --
  Semiconductors.....................       0.1
Electronic Parts Distribution........       0.5
Energy -- Alternate Sources..........       0.3
Finance -- Investment
  Bankers/Brokers....................       0.8
Finance -- Other Services............       1.2
Food -- Dairy Products...............       1.6
Food -- Miscellaneous/Diversified....       1.0
Food -- Retail.......................       0.8
Gas -- Distribution..................       1.5
Gold Mining..........................       1.3
Home Furnishings.....................       0.5
Human Resources......................       0.5
Internet Security....................       0.8
Life/Health Insurance................       1.6
Machinery Tools & Related Products...       1.4

                                       PERCENTAGE OF
INDUSTRY                                NET ASSETS
--------                               -------------
Machinery -- Construction & Mining...       1.1%
Machinery -- Electrical..............       1.4
Machinery -- General Industry........       0.9
Marine Services......................       0.6
Medical Instruments..................       0.6
Medical Products.....................       2.0
Medical -- Biomedical/Genetics.......       0.4
Medical -- Drugs.....................       2.6
Medical -- Hospitals.................       0.4
Metal -- Aluminum....................       0.5
Money Center Banks...................       0.9
Mortgage Banks.......................       1.1
Multi-line Insurance.................       1.2
Multimedia...........................       0.5
Oil Companies -- Exploration &
  Production.........................       0.7
Oil & Gas Drilling...................       0.9
Oil -- Field Services................       1.7
Optical Supplies.....................       0.8
Paper & Related Products.............       1.7
Photo Equipment & Supplies...........       0.7
Property/Casualty Insurance..........       1.2
Public Thoroughfares.................       1.6
Radio................................       0.5
Real Estate Management/Services......       0.7
Real Estate Operation/Development....       2.1
Recycling............................       0.6
Reinsurance..........................       0.7
REITS -- Office Property.............       0.4
Retail -- Apparel/Shoe...............       0.6
Retail -- Discount...................       0.3
Retail -- Major Department Stores....       1.1
Retail --
  Miscellaneous/Diversified..........       0.8
Rubber & Vinyl.......................       0.8
Soap & Cleaning Products.............       0.6
Steel Pipe & Tube....................       0.2
Steel -- Producers...................       1.6
Sugar................................       0.6
Telecommunications Equipment.........       1.3
Telecommunications Services..........       0.8
Telephone -- Integrated..............       0.4
Textile -- Products..................       0.9
Tobacco..............................       3.3
Transport -- Marine..................       1.0
Transport -- Rail....................       0.9
Transport -- Services................       0.5
Water................................       0.9
Time Deposit.........................       0.8
Other assets in excess of
  liabilities........................       1.5
                                          -----
NET ASSETS...........................     100.0%
                                          =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

EMERGING COUNTRIES FUND RETIREMENT SHARES
--------------------------------------------------------------------------------

  MANAGEMENT TEAM:  ANDREW BEAL, Co-lead Portfolio Manager; ERNESTO
RAMOS, PH.D., Co-lead Portfolio Manager; JASON CAMPBELL, Portfolio Manager; JESSICA L.G. OCCHIALINI, Portfolio Manager; REBECCA HAGSTROM, CFA, Investment Analyst; JOHN CASARIETTI, Investment Analyst; SHU NUNG LEE, CFA, Investment Analyst; LAWRENCE S. SPEIDELL, CFA, Director of Global/ Systematic Management & Research and Emerging Countries Specialist

  CHIEF INVESTMENT OFFICER:  HORACIO A. VALEIRAS, CFA

  GOAL: The Emerging Countries Fund seeks to maximize long-term capital appreciation through investments in companies located in developing countries around the world.

  MARKET OVERVIEW: Between April 1, 2002 and September 30, 2002, stock markets in emerging countries posted declines. While climbing higher in April and August, these gains were unable to offset losses incurred during the rest of the period. Despite trekking lower, stocks in developing countries outperformed their developed-market counterparts.

  Emerging market equity prices came under pressure amid signs of a pause in global economic expansion. Geopolitical concerns, such as turmoil in the Middle East, added to investor worries, as did several country-specific developments.

  Markets in Brazil and Taiwan were especially weak. In Brazil, uncertainty swirled around the October 2002 presidential election and its implications for the country's precarious financial position. In Taiwan, a deterioration in the external environment raised concerns about the country's export-oriented economy. On a favorable note, stocks in Russia proved resilient, as the world's second-largest oil producer benefited from rising oil prices.

  PERFORMANCE: The Fund declined 28.71% during the six months ended September 30, 2002, while the MSCI EMF Index shed 23.35%.

  PORTFOLIO SPECIFICS: Issue selection in the financial services sector detracted from relative performance, as did select positions in Taiwan and South Korea. Many of these holdings were in the technology sector, where concerns about future growth prospects depressed equity prices.

  On the positive side, stock selection in the producers/ manufacturing and commercial/industrial services sectors boosted returns. Top performers included Harmony Gold, a South African gold producer, and China Telecom, a Hong Kong-based telecommunications company. Stock selection in Brazil was another plus.

  Based on our bottom-up analysis, we trimmed positions in Latin America and increased exposure to Asia. We also added to holdings in the producers/manufacturing sector where we believe supply-side constraints bode well for many commodity producers.

  MARKET OUTLOOK: Concerns about the health of the global economy and the threat of US-led war with Iraq are likely to weigh on emerging market equities over the coming months. Longer term, however, several factors pave the way for stock prices to advance:

  - Already accommodative global monetary policy and expectations that key policymakers, including the US Federal Reserve, will lower interest rates by year-end

  - Attractive equity valuations

  - Progress on key structural reforms in several countries, including China and Russia

  As events unfold, we are confident in our ability to identify companies poised to benefit from change for the Fund.

--------------------------------------------------------------------------------

EMERGING COUNTRIES FUND RETIREMENT SHARES -- UNAUDITED
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN EMERGING COUNTRIES FUND RETIREMENT SHARES WITH THE MSCI EMERGING MARKETS FREE INDEX.

            ANNUALIZED TOTAL RETURNS
                 As of 9/30/02
                                       SINCE
   1 YEAR           5 YEARS          INCEPTION
    0.47%           -12.26%           -1.65%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          EMERGING COUNTRIES FUND
             RETIREMENT SHARES     MSCI EMF INDEX
11/28/94                 $250,000        $250,000
11/94                    $251,783        $254,738
12/94                    $236,854        $234,279
1/95                     $217,692        $209,353
2/95                     $215,463        $203,984
3/95                     $218,137        $205,280
4/95                     $230,838        $214,489
5/95                     $248,440        $225,900
6/95                     $251,114        $226,568
7/95                     $267,825        $231,654
8/95                     $266,266        $226,197
9/95                     $266,488        $225,124
10/95                    $253,565        $216,506
11/95                    $247,995        $212,645
12/95                    $252,897        $222,076
1/96                     $275,847        $237,862
2/96                     $279,857        $234,080
3/96                     $280,971        $235,903
4/96                     $298,797        $245,335
5/96                     $309,046        $244,239
6/96                     $309,492        $245,764
7/96                     $297,683        $228,968
8/96                     $310,383        $234,829
9/96                     $315,954        $236,863
10/96                    $307,709        $230,546
11/96                    $319,742        $234,409
12/96                    $323,084        $235,469
1/97                     $346,925        $251,531
2/97                     $357,620        $262,302
3/97                     $351,604        $255,412
4/97                     $354,501        $255,864
5/97                     $375,668        $263,186
6/97                     $404,189        $277,271
7/97                     $423,574        $281,410
8/97                     $391,043        $245,601
9/97                     $418,895        $252,406
10/97                    $352,050        $210,990
11/97                    $342,023        $203,291
12/97                    $354,724        $208,190
1/98                     $334,225        $191,862
2/98                     $360,963        $211,887
3/98                     $381,462        $221,082
4/98                     $393,717        $218,674
5/98                     $352,718        $188,707
6/98                     $328,431        $168,912
7/98                     $343,360        $174,268
8/98                     $242,870        $123,880
9/98                     $243,093        $131,738
10/98                    $263,369        $145,611
11/98                    $276,961        $157,721
12/98                    $278,743        $155,435
1/99                     $287,210        $152,927
2/99                     $281,417        $154,415
3/99                     $299,911        $174,765
4/99                     $333,779        $196,387
5/99                     $335,980        $195,245
6/99                     $379,020        $217,403
7/99                     $370,683        $211,498
8/99                     $370,457        $213,422
9/99                     $365,049        $206,199
10/99                    $371,584        $210,590
11/99                    $413,046        $229,472
12/99                    $504,759        $258,656
1/00                     $497,548        $260,198
2/00                     $548,700        $263,634
3/00                     $533,377        $264,921
4/00                     $459,015        $239,808
5/00                     $435,130        $229,894
6/00                     $460,367        $237,992
7/00                     $430,397        $225,753
8/00                     $441,890        $226,862
9/00                     $399,075        $207,054
10/00                    $365,500        $192,042
11/00                    $317,412        $175,251
12/00                    $326,553        $179,482
1/01                     $347,629        $204,197
2/01                     $314,111        $188,208
3/01                     $282,623        $169,722
4/01                     $294,304        $178,108
5/01                     $296,589        $180,234
6/01                     $288,972        $176,535
7/01                     $270,689        $165,379
8/01                     $261,039        $163,742
9/01                     $218,379        $138,395
10/01                    $227,267        $146,989
11/01                    $254,945        $162,335
12/01                    $278,307        $175,224
1/02                     $285,670        $181,164
2/02                     $291,257        $184,135
3/02                     $307,762        $195,220
4/02                     $308,778        $196,489
5/02                     $302,938        $193,365
6/02                     $277,545        $178,863
7/02                     $252,406        $165,198
8/02                     $253,929        $167,742
9/30/02                  $219,395        $149,642

The graph above shows the value of a hypothetical $250,000 investment in the Fund compared with the Morgan Stanley Capital International Emerging Markets Free Index ("MSCI EMF") for the periods indicated. The Fund's Class R shares were first available on May 21, 1999. Performance prior to the introduction of Class R shares reflects the historical performance of the Fund's Class I Shares. Class I and R shares have no sales charge or distribution fee, but Class R shares have a shareholder service fee of .25%. Historical performance returns of the Class I shares do not reflect the shareholder servicing fee applicable to Class R shares which would have made returns slightly lower. The Fund calculates its performance based upon the historical performance of its corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

The Morgan Stanley Capital International ("MSCI") Emerging Markets Free Index ("EMF") is a market capitalization weighted index composed of over 800 companies representative of the market structure of emerging countries in Europe, Latin America, Africa, Middle East and Asia. The MSCI EMF Index excludes closed markets and those shares in otherwise free markets that are not purchasable by foreigners. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions, currency volatility and the social, economic and political climates of countries where the Fund invests. Emerging markets involve heightened risks related to the same factors, in addition to those associated with their relatively small size and lesser liquidity. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2002 -- UNAUDITED
--------------------------------------------------------------------------------
EMERGING COUNTRIES FUND

                                             NUMBER
                                           OF SHARES       VALUE
--------------------------------------------------------------------
COMMON STOCK -- 78.5%
--------------------------------------------------------------------
ARGENTINA -- 0.2%
  Siderca S.A.I.C. -- ADR...............        11,300  $    175,715
                                                        ------------
BRAZIL -- 2.9%
  Aracruz Celulose S.A. -- ADR..........        29,200       428,072
  Banco Bradesco S.A. -- ADR............         5,500        58,245
  Companhia Vale Do Rio Doce -- ADR.....        36,200       769,238
  Gerdau S.A. -- ADR....................        30,600       211,140
  Petroleo Brasileiro S.A. -- ADR.......        24,100       258,593
  Votorantim Celulose e Papel S.A. --
    ADR*................................        24,200       338,074
                                                        ------------
                                                           2,063,362
                                                        ------------
CHINA -- 3.8%
  Aluminum Corp. of China, Ltd.*........     6,736,000       665,002
  BYD Co., Ltd.*........................       354,000       721,657
  China Petroleum & Chemical Corp.......     8,548,000     1,369,951
                                                        ------------
                                                           2,756,610
                                                        ------------
HONG KONG -- 2.0%
  Legend Holdings, Ltd..................     3,502,000     1,245,976
  TCL International Holdings, Ltd.......       572,000       163,176
                                                        ------------
                                                           1,409,152
                                                        ------------
INDONESIA -- 3.1%
  PT Astra International, Inc.*.........       650,500       193,472
  PT Bank Central Asia Tbk*.............     3,140,000       776,796
  PT Indofood Sukses Makmur Tbk.........       794,000        66,211
  PT Telekomunikasi Indonesia Tbk.......     2,915,500     1,207,498
                                                        ------------
                                                           2,243,977
                                                        ------------
MALAYSIA -- 1.8%
  IOI Corp. Berhad......................       806,000     1,219,605
  RHB Capital Berhad....................       151,000        70,732
                                                        ------------
                                                           1,290,337
                                                        ------------
MEXICO -- 8.1%
  Alfa S.A.*............................       261,700       393,976
  America Movil S.A. de CV -- Ser L --
    ADR.................................        28,200       340,656
  Cemex S.A de C.V. -- ADR..............        38,900       811,065
  Coca-Cola Femsa S.A. de CV --
    Ser L -- ADR........................        18,800       357,388
  Consorcio ARA S.A. de C.V.*...........       146,500       207,946
  Grupo Financiero BBVA Bancomer S.A. de
    CV -- Ser. O*.......................       991,300       702,569
  Grupo Mexico S.A. -- Ser. B...........         2,100         2,094
  Grupo Telavisa S.A. -- ADR*...........        22,900       583,721
                                             NUMBER
                                           OF SHARES       VALUE
--------------------------------------------------------------------

MEXICO (CONTINUED)
  Telefonos de Mexico S.A. de CV
    (Telmex) -- ADR.....................        57,300  $  1,612,995
  Vitro S.A. -- Ser A...................       428,100       361,999
  Wal-Mart de Mexico S.A. -- Ser. C.....       238,000       497,893
                                                        ------------
                                                           5,872,302
                                                        ------------
POLAND -- 0.3%
  Agora S.A. 144A -- GDR*...............        17,300       214,347
                                                        ------------
RUSSIAN FEDERATION -- 9.1%
  JSC MMC Norilsk Nickel -- ADR.........        59,300       993,275
  OAO Gazprom -- Reg S -- ADR...........        71,100       789,210
  Sibneft Spons. -- ADR.................        41,900       808,335
  Surgutneftegaz -- ADR.................       112,400     1,854,038
  YUKOS -- ADR..........................        16,000     2,140,000
                                                        ------------
                                                           6,584,858
                                                        ------------
SOUTH AFRICA -- 5.2%
  Impala Platinum Holdings, Ltd.........        30,200     1,605,135
  Kumba Resources, Ltd.*................       248,300       842,198
  M-Cell, Ltd.*.........................       428,000       337,041
  Sanlam, Ltd...........................       774,700       551,260
  Sappi, Ltd. -- Sponsored -- ADR.......        38,200       437,390
                                                        ------------
                                                           3,773,024
                                                        ------------
SOUTH KOREA -- 18.5%
  Daishin Securities Co., Ltd...........        66,060       836,679
  Hyundai Heavy Industries Co., Ltd.....        62,600       825,999
  Hyundai Motor Co., Ltd................        30,860       701,278
  Kangwon Land, Inc.....................        10,210     1,056,135
  Kia Motors Corp.*.....................       145,400       927,291
  Kookmin Bank..........................        11,228       409,247
  Kookmin Credit Co., Ltd...............        12,740       291,067
  LG Chemical, Ltd......................        51,260     1,356,913
  LG Electronics, Inc.*.................        38,310     1,040,634
  LG Petrochemical Co., Ltd.............        65,600       598,428
  Moatech Co., Ltd......................        12,854        76,637
  Samsung Electro Mechanics Co., Ltd....        39,060     1,399,829
  Samsung Electronics Co., Ltd..........         1,647       400,431
  Samsung Electronics Co., Ltd. 144A --
    GDR.................................         2,900       343,650
  SK Corp...............................        52,470       521,388
  SK Telecom Co., Ltd...................        11,690     2,256,591
  You Eal Electronics Co, Ltd...........        17,959       296,208
                                                        ------------
                                                          13,338,405
                                                        ------------
TAIWAN -- 11.9%
  Accton Technology Corp.*..............       774,550     1,174,568
  Benq Corp.............................     1,008,000     1,269,013

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EMERGING COUNTRIES FUND

                                             NUMBER
                                           OF SHARES       VALUE
--------------------------------------------------------------------
COMMON STOCK (Continued)
--------------------------------------------------------------------
TAIWAN (CONTINUED)
  Elitegroup Computer Systems Co.,
    Ltd.................................       479,500  $  1,145,587
  Formosa Chemicals & Fiber Co..........       276,000       204,532
  Nanya Technology Corp.*...............     1,319,000       815,176
  Siliconware Precision Industries
    Co.*................................     2,995,000     1,551,059
  Taiwan Styrene Monomer Corp.*.........     1,349,000       899,333
  United Microelectronics Corp.*........     2,201,617     1,492,942
                                                        ------------
                                                           8,552,210
                                                        ------------
THAILAND -- 3.4%
  Advanced Info Service Public Co.,
    Ltd.................................     1,149,000       903,051
  Land & Houses PCL -- NVDR.............       306,307       446,078
  Quality House PCL*....................     2,728,509       454,121
  Siam Panich Leasing PCL...............       854,400       646,824
                                                        ------------
                                                           2,450,074
                                                        ------------
TURKEY -- 2.5%
  Finansbank AS*........................   563,248,000       210,180
  Haci Omer Sabanci Holding AS*.........   225,168,000       508,203
  Trakya Cam Sanayii A.S................   134,342,192       400,237
  Turkiye Is Bankasi A.S. --
    Ser. C*.............................   130,532,000       263,185
  Yapi ve Kredi Bankasi A.S.*...........   686,543,000       444,197
                                                        ------------
                                                           1,826,002
                                                        ------------
UNITED KINGDOM -- 5.7%
  Anglo American PLC....................       193,900     2,455,956
  BHP Billiton, PLC.....................       359,566     1,652,852
                                                        ------------
                                                           4,108,808
                                                        ------------
TOTAL COMMON STOCK
  (Cost: $63,835,963).................................    56,659,183
                                                        ------------
--------------------------------------------------------------------
PREFERRED STOCK -- 9.5%
--------------------------------------------------------------------
BRAZIL -- 2.9%
  Banco Bradesco S.A....................    54,338,000       111,320
  Banco Itau S.A........................    10,697,300       324,343
  Brasil Telecom S.A....................    67,458,500       290,737
  Petroleo Brasileiro S.A. -- ADR.......        28,100       268,355
  Telecomunicacoes Brasileiras S.A. --
    ADR.................................        45,800       654,482
  Telemar Norte Leste S.A...............    38,000,000       379,513
  Uniao de Bancos Brasileiros S.A.......        15,100       107,210
                                                        ------------
                                                           2,135,960
                                                        ------------
                                             NUMBER
                                           OF SHARES       VALUE
--------------------------------------------------------------------

SOUTH KOREA -- 6.6%
  Daishin Securities Co., Ltd...........         7,200  $     43,338
  Hyundai Motor Co., Ltd................        10,350       113,384
  Samsung Electronics Co., Ltd..........        38,480     4,607,257
                                                        ------------
                                                           4,763,979
                                                        ------------
TOTAL PREFERRED STOCK
  (Cost: $5,908,773)..................................     6,899,939
                                                        ------------
--------------------------------------------------------------------
EQUITY-LINKED SECURITIES -- 8.0%
--------------------------------------------------------------------
INDIA -- 5.0%
  UBS Hyb Associated Cement Cos.,
    Ltd. -- 03/26/03....................       593,600     1,691,760
  UBS Hyb Satyam Computer Services,
    Ltd. -- 01/08/03....................       431,313     1,923,656
                                                        ------------
                                                           3,615,416
                                                        ------------
TAIWAN -- 1.3%
  Credit Suisse FB United
    Microelectronics Corp. --
    01/26/04............................     1,386,196       942,613
                                                        ------------
THAILAND -- 1.7%
  Kiatnakin Finance, Ltd. --
    01/19/11*...........................     2,167,600       891,893
  Land & Houses PCL -- 09/02/08.........       398,000       331,207
                                                        ------------
                                                           1,223,100
                                                        ------------
TOTAL EQUITY-LINKED SECURITIES
  (Cost: $7,138,037)..................................     5,781,129
                                                        ------------

                                           PRINCIPAL
                                             AMOUNT
--------------------------------------------------------------------
TIME DEPOSIT -- 0.9%
--------------------------------------------------------------------
  Bank One Grand Cayman 1.340%, 10/01/02
    (Cost: $648,204)....................      $648,204       648,204
                                                        ------------

TOTAL INVESTMENTS -- 96.9%
  (Cost: $77,530,977).............................    69,988,455
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 3.1%.............................     2,214,096
                                                    ------------
NET ASSETS -- 100.0%..............................  $ 72,202,551
                                                    ------------
                                                    ------------
---------------

* Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS BY INDUSTRY AS OF SEPTEMBER 30, 2002 -- UNAUDITED
--------------------------------------------------------------------------------
EMERGING COUNTRIES FUND

                                       PERCENTAGE OF
INDUSTRY                                NET ASSETS
--------                               -------------
Agricultural Operations..............       1.7%
Applications Software................       2.7
Audio/Video Products.................       0.2
Auto -- Cars/Light Trucks............       2.4
Batteries/Battery Systems............       1.0
Beverages -- non-Alcoholic...........       0.5
Broadcast Services/Programming.......       0.8
Building Products --
  Cement/Aggregate...................       3.5
Building -- Residential/Commercial...       1.1
Casino Services......................       1.5
Cellular Telecommunications..........       2.2
Chemicals -- Fibers..................       0.3
Chemicals -- Plastics................       1.3
Commercial Banks Non-US..............       3.8
Computers............................       1.7
Computers -- Peripheral Equipment....       1.8
Diversified Minerals.................       6.8
Diversified Operations...............       1.2
Electric Products -- Miscellaneous...       1.5
Electronic Components --
  Miscellaneous......................       3.5
Electronic Components --
  Semiconductors.....................       8.5
Finance -- Credit Card...............       0.4
Finance -- Investment
  Bankers/Brokers....................       1.2
Finance -- Leasing Company...........       0.9
Finance -- Other Services............       2.2
Food -- Miscellaneous/Diversified....       0.1
Gas -- Distribution..................       1.1

                                       PERCENTAGE OF
INDUSTRY                                NET ASSETS
--------                               -------------
Housewares...........................       0.5%
Life/Health Insurance................       0.8
Metal -- Aluminum....................       0.9
Metal -- Diversified.................       2.5
Miscellaneous Manufacturing..........       0.6
Networking Products..................       1.6
Non-Ferrous Metals...................       0.0
Oil Companies -- Integrated..........       9.3
Oil Refining & Marketing.............       0.7
Paper & Related Products.............       1.7
Petrochemicals.......................       2.7
Platinum.............................       2.2
Publishing -- Newspapers.............       0.3
Real Estate Operation/Development....       0.9
Retail -- Automobile.................       0.3
Retail -- Discount...................       0.7
Semiconductor Components --
  Integrated Circuits................       3.4
Semiconductor Equipment..............       2.1
Shipbuilding.........................       1.1
Steel Pipe & Tube....................       0.2
Steel -- Specialty...................       0.3
Telecommunications Services..........       4.8
Telephone -- Integrated..............       4.1
Wireless Equipment...................       0.4
Time Deposit.........................       0.9
Other assets in excess of
  liabilities........................       3.1
                                          -----
NET ASSETS...........................     100.0%
                                          =====

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

U.S. LARGE CAP SELECT GROWTH FUND RETIREMENT SHARES
--------------------------------------------------------------------------------

  MANAGEMENT TEAM: ANDREW B. GALLAGHER, Lead Portfolio Manager; WILLIAM H. CHENOWETH, CFA, Portfolio Manager; MICHAEL CARROLL, Portfolio Manager; KENNETH
H. LEE CFA, Portfolio Manager; TRISHA C. SCHUSTER, CFA, Portfolio Manager; THOMAS J. SMITH, CFA, Investment Analyst

  CHIEF INVESTMENT OFFICER:  HORACIO A. VALEIRAS, CFA

  GOAL: The US Large Cap Select Growth Fund seeks to maximize long-term capital appreciation by investing primarily in stocks from a universe of large US companies with market capitalizations corresponding to the upper 90% of the Russell 1000 Growth Index at time of purchase.

  MARKET OVERVIEW: US stock prices tumbled during the six months ended September 30, 2002. Factors contributing to the decline included:

  - Concerns about the strength of the recovery in economic activity and corporate profit growth

  - Accounting and corporate governance issues

  - Geopolitical developments, including mounting tensions between the US and Iraq

  Losses were broadly based, with all economic sectors, styles, and capitalization segments posting declines. On a relative basis, technology and telecommunications lagged, while consumer non-durables and healthcare outperformed. Economic and political uncertainty increased investors' appetites for companies with resilient demand.

  Business spending and investment remained soft amid weak pricing power, slack demand, and high borrowing costs. On a bright note, consumer spending continued to support the economy fueled by wage gains, auto incentives, and a record pace of mortgage refinancing activity.

  PERFORMANCE: During the six months ended September 30, 2002, the Fund lost 29.57% versus the Russell 1000 Growth Index benchmark, which fell 30.91%.

  PORTFOLIO SPECIFICS: Stock selection in the consumer services and retail sectors was the primary contributor to the Fund's outperformance this period. An overweight in energy stocks, which did well on a relative basis, also helped returns. Tensions in the Middle East caused oil prices to rise, which lent support to this sector.

  Top-performing holdings included MGM Mirage and AutoZone -- two stocks posting solid price gains. MGM Mirage, a leader in hotels, entertainment, and gaming, benefited from a quicker-than-expected rebound in the Las Vegas market following last year's terrorist strikes. AutoZone, a major auto parts retailer, capitalized on favorable industry trends, such as increased sales of sport-utility vehicles which have more expensive parts than traditional passenger cars.

  MARKET OUTLOOK: Near term, we believe the prospect of war with Iraq and uncertainty surrounding the revival of business spending will continue to curb investor enthusiasm.

  Longer term, however, our outlook for the US stock market is positive. Consumer spending should remain strong given growth in disposable income and savings generated from mortgage refinancing. The Federal Reserve is expected to cut short-term interest rates before year-end, which should help bring borrowing costs down and spur capital expenditures. As the economy turns up, so should corporate profit growth and equity prices.

  Meanwhile, the market is discriminating between companies with improving and deteriorating fundamentals. This bodes well for the Fund since our bottom-up investment process focuses on identifying stocks demonstrating positive fundamental trends.

--------------------------------------------------------------------------------

U.S. LARGE CAP SELECT GROWTH FUND RETIREMENT SHARES -- UNAUDITED
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN U.S. LARGE CAP SELECT GROWTH FUND RETIREMENT SHARES WITH THE RUSSELL 1000 GROWTH INDEX.

            ANNUALIZED TOTAL RETURNS
                 As of 9/30/02
                                       SINCE
   1 YEAR           5 YEARS          INCEPTION
   -21.67%           -1.21%            5.40%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

          U.S. LARGE CAP SELECT GROWTH FUND RETIREMENT SHARES  RUSSELL 1000 GROWTH INDEX
12/27/96                       $250,000                                $250,000
12/96                                                $247,420                   $246,185
1/97                                                 $272,446                   $263,452
2/97                                                 $267,802                   $261,669
3/97                                                 $260,062                   $247,507
4/97                                                 $269,866                   $263,941
5/97                                                 $300,052                   $282,990
6/97                                                 $311,146                   $294,315
7/97                                                 $349,845                   $320,345
8/97                                                 $341,847                   $301,595
9/97                                                 $359,133                   $316,436
10/97                                                $358,617                   $304,741
11/97                                                $354,231                   $317,683
12/97                                                $360,423                   $321,241
1/98                                                 $365,583                   $330,846
2/98                                                 $399,123                   $355,733
3/98                                                 $423,633                   $369,912
4/98                                                 $437,049                   $375,032
5/98                                                 $425,955                   $364,388
6/98                                                 $456,656                   $386,707
7/98                                                 $446,852                   $384,147
8/98                                                 $372,291                   $326,494
9/98                                                 $418,473                   $351,576
10/98                                                $449,690                   $379,832
11/98                                                $492,518                   $408,726
12/98                                                $577,915                   $445,580
1/99                                                 $642,931                   $471,745
2/99                                                 $629,257                   $450,195
3/99                                                 $694,014                   $473,907
4/99                                                 $730,134                   $474,514
5/99                                                 $735,294                   $459,932
6/99                                                 $766,254                   $492,146
7/99                                                 $755,934                   $476,505
8/99                                                 $751,290                   $484,291
9/99                                                 $765,480                   $474,116
10/99                                                $820,691                   $509,922
11/99                                                $915,119                   $537,432
12/99                                              $1,131,321                   $593,330
1/00                                               $1,082,301                   $565,509
2/00                                               $1,240,196                   $593,157
3/00                                               $1,283,282                   $635,615
4/00                                               $1,184,727                   $605,372
5/00                                               $1,109,133                   $574,886
6/00                                               $1,226,006                   $618,456
7/00                                               $1,171,569                   $592,673
8/00                                               $1,324,045                   $646,334
9/00                                               $1,208,978                   $585,197
10/00                                              $1,085,139                   $557,505
11/00                                                $876,102                   $475,324
12/00                                                $858,016                   $460,284
1/01                                                 $836,207                   $492,085
2/01                                                 $692,052                   $408,544
3/01                                                 $598,962                   $364,086
4/01                                                 $676,625                   $410,132
5/01                                                 $646,305                   $404,095
6/01                                                 $613,857                   $394,736
7/01                                                 $578,483                   $384,872
8/01                                                 $513,054                   $353,389
9/01                                                 $429,540                   $318,121
10/01                                                $453,309                   $334,822
11/01                                                $508,669                   $366,999
12/01                                                $505,727                   $366,302
1/02                                                 $486,204                   $359,818
2/02                                                 $454,913                   $344,886
3/02                                                 $480,320                   $356,819
4/02                                                 $452,239                   $327,702
5/02                                                 $438,867                   $319,772
6/02                                                 $390,728                   $290,193
7/02                                                 $359,973                   $274,232
8/02                                                 $361,577                   $275,055
9/30/02                                              $338,310                   $246,532

The graph above shows the value of a hypothetical $250,000 investment in the Fund compared with the Russell 1000 Growth Index for the periods indicated. The Fund's Class R shares were first available on May 21, 1999. Performance prior to the introduction of Class R shares reflects the historical performance of the Fund's Class I Shares. Class I and R shares have no sales charge or distribution fee, but Class R shares have a shareholder service fee of .25%. Historical performance returns of the Class I shares do not reflect the shareholder servicing fee applicable to Class R shares which would have made returns slightly lower. The Fund calculates its performance based upon the historical performance of its corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 1000 Index consists of the 1,000 largest securities in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000 Index. It is a large-cap, market-oriented index and is highly correlated with the S&P 500 Index. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2002 -- UNAUDITED
--------------------------------------------------------------------------------
U.S. LARGE CAP SELECT GROWTH FUND

                                           NUMBER
                                          OF SHARES     VALUE
----------------------------------------------------------------
COMMON STOCK -- 105.8%
----------------------------------------------------------------
AEROSPACE/DEFENSE -- 3.6%
  Lockheed Martin Corp..................    33,700   $ 2,179,379
                                                     -----------
AGRICULTURAL CHEMICALS -- 1.6%
  IMC Global, Inc.......................    80,200       966,410
                                                     -----------
APPLICATIONS SOFTWARE -- 7.1%
  Intuit, Inc.*.........................    37,500     1,707,375
  Microsoft Corp.*......................    58,500     2,558,790
                                                     -----------
                                                       4,266,165
                                                     -----------
BEVERAGES -- NON-ALCOHOLIC -- 3.8%
  Coca-Cola Co..........................    47,900     2,297,284
                                                     -----------
BEVERAGES -- WINE/SPIRITS -- 3.3%
  Anheuser Busch, Inc...................    39,600     2,003,760
                                                     -----------
BROADCAST SERVICES/PROGRAMMING -- 3.5%
  Clear Channel Communications, Inc.*...    61,000     2,119,750
                                                     -----------
CASINO HOTELS -- 5.4%
  MGM Mirage, Inc.*.....................    86,300     3,218,990
                                                     -----------
COMPUTERS -- 4.2%
  Dell Computer Corp.*..................   106,700     2,508,517
                                                     -----------
COSMETICS & TOILETRIES -- 3.6%
  Procter & Gamble Co...................    24,000     2,145,120
                                                     -----------
DIVERSIFIED OPERATIONS/COMMERCIAL SERVICES -- 3.0%
  Cendant Corp.*........................   166,000     1,786,160
                                                     -----------
ELECTRONIC COMPONENTS -- SEMICONDUCTORS -- 2.7%
  Intel Corp............................   114,600     1,591,794
                                                     -----------
ELECTRONICS -- MILITARY -- 4.0%
  L-3 Communications Holdings, Inc.*....    46,000     2,424,200
                                                     -----------
MEDICAL INSTRUMENTS -- 1.6%
  St. Jude Medical, Inc.*...............    27,400       978,180
                                                     -----------
MEDICAL -- BIOMEDICAL/GENETICS -- 3.9%
  Amgen, Inc.*..........................    56,600     2,360,220
                                                     -----------
MEDICAL -- DRUGS -- 10.2%
  Forest Laboratories, Inc. Cl. A.*.....    28,600     2,345,486
  Pfizer, Inc...........................    88,200     2,559,564
  Pharmacia Corp........................    30,900     1,201,392
                                                     -----------
                                                       6,106,442
                                                     -----------
MEDICAL -- HMO -- 7.8%
  Anthem, Inc.*.........................    37,900     2,463,500
  UnitedHealth Group, Inc...............    25,000     2,180,500
                                                     -----------
                                                       4,644,000
                                                     -----------
                                           NUMBER
                                          OF SHARES     VALUE
----------------------------------------------------------------

MULTI-LINE INSURANCE -- 3.2%
  American International Group, Inc.....    35,300   $ 1,930,910
                                                     -----------
MULTIMEDIA -- 3.7%
  Viacom, Inc. Cl. B*...................    54,000     2,189,700
                                                     -----------
NETWORKING PRODUCTS -- 3.0%
  Cisco Systems, Inc.*..................   173,000     1,813,040
                                                     -----------
OIL COMPANIES -- EXPLORATION & PRODUCTION -- 2.6%
  Anadarko Pete Corp....................    34,300     1,527,722
                                                     -----------
OIL & GAS DRILLING -- 2.7%
  Patterson Energy, Inc.*...............    62,700     1,599,477
                                                     -----------
OIL -- FIELD SERVICES -- 2.7%
  BJ Services Co.*......................    61,400     1,596,400
                                                     -----------
RETAIL -- AUTO PARTS -- 3.6%
  AutoZone, Inc.*.......................    27,400     2,160,764
                                                     -----------
RETAIL -- BUILDING PRODUCTS -- 3.6%
  Lowe's Companies, Inc.................    23,300       964,620
  Home Depot, Inc.......................    45,200     1,179,720
                                                     -----------
                                                       2,144,340
                                                     -----------
RETAIL -- DISCOUNT -- 3.7%
  Wal-Mart Stores, Inc..................    44,400     2,186,256
                                                     -----------
RETAIL -- REGIONAL DEPARTMENT STORES -- 2.8%
  Kohl's Corp.*.........................    27,400     1,666,194
                                                     -----------
RETAIL -- RESTAURANTS -- 1.6%
  Starbucks Corp.*......................    47,800       986,592
                                                     -----------
THERAPEUTICS -- 3.3%
  Gilead Sciences, Inc.*................    58,800     1,971,564
                                                     -----------
TOTAL COMMON STOCK
  (Cost: $69,319,964)..............................   63,369,330
                                                     -----------

TOTAL INVESTMENTS -- 105.8%
  (Cost: $69,319,964).............................    63,369,330
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (5.8%)................................    (3,448,915)
                                                     -----------
NET ASSETS -- 100.0%..............................   $59,920,415
                                                     -----------
                                                     -----------
---------------

  *  Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

U.S. EQUITY GROWTH FUND RETIREMENT SHARES
--------------------------------------------------------------------------------

  MANAGEMENT TEAM: WILLIAM H. CHENOWETH, CFA, Lead Portfolio Manager; ANDREW B. GALLAGHER, Portfolio Manager; KENNETH H. LEE, CFA, Portfolio Manager; TRISHA C. SCHUSTER, CFA, Portfolio Manager; MICHAEL CARROLL, Portfolio Manager; THOMAS J. SMITH, CFA, Investment Analyst

  CHIEF INVESTMENT OFFICER:  HORACIO A. VALEIRAS, CFA

  GOAL: The US Equity Growth Fund seeks to maximize long-term capital appreciation through investments in US securities with market capitalizations similar to the Russell Midcap Growth Index at time of purchase.

  MARKET OVERVIEW: The six months ended September 30, 2002 marked an extraordinarily difficult period for US equities. During this time, an unprecedented number of issues eroded investor confidence. Homeland security remained in the headlines, tensions mounted between the US and Iraq, and blue-chip companies revealed corporate malfeasance. Concerns the economy would veer off the path of recovery and slip back into a recession also weighed on market sentiment. In response to deteriorating conditions, the Federal Reserve shifted from a neutral stance to an easing bias at its August policy meeting.

  Against this challenging backdrop, all major market indices posted steep declines. Weakness was broadly based, with no sector, style, or capitalization segment immune from loss. On a relative basis, mid-cap stocks, particularly value names, beat their small- and large-cap counterparts by a slight margin. The technology sector continued to lag, while companies with predictable earnings streams, most notably in the consumer non-durables sector, outperformed.

  PERFORMANCE: The Fund posted a 28.87% loss during the six months ended September 30, 2002. While absolute returns were disappointing, the Fund significantly outperformed its Russell Midcap Growth Index benchmark, which fell 32.31%.

  PORTFOLIO SPECIFICS: This period's strong relative performance was mainly due to three factors. First, stock selection in the consumer services and technology sectors was positive. Second, the Fund was underweight technology stocks, which lagged. Third, the Fund was overweight consumer services names, a sector that did well versus other groups.

  Higher education stocks were some of the best performers, including Apollo Group and Career Education. These companies are enjoying record levels of enrollment because of their relevant curricula, online programs, and high job-placement rates. Amid a secular increase in defense spending, defense-related technology stocks, such as Northrop Grumman and Alliant Techsystems, also posted strong gains.

  As a result of our company-specific analysis, we reduced exposure to technology companies during the period. We selectively added to positions in the consumer non-durables and consumer services sectors where we identified companies with better growth prospects.

  MARKET OUTLOOK: The threat of war with Iraq and mixed economic data make us cautious about the short-term prospects for US equities. Longer term, however, we are confident the stock market will resume an upward trend. More stringent corporate reporting requirements have been put into place. Record mortgage refinancing activity should continue to lend support to the economy. After the last strike on Iraq, the stock market staged an impressive rally. Finally, valuations are attractive.

  Meanwhile, we continue to work hard to identify mid-cap companies with solid business models and high future earnings visibility for the Fund.

--------------------------------------------------------------------------------

U.S. EQUITY GROWTH FUND RETIREMENT SHARES -- UNAUDITED
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN U.S. EQUITY GROWTH FUND RETIREMENT SHARES WITH THE RUSSELL MID CAP GROWTH INDEX.

                             ANNUALIZED TOTAL RETURNS
                                   As of 9/30/02
                           1 YEAR           5 YEARS   10 YEARS
                           -15.22%          -5.56%      6.41%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

         U.S. EQUITY GROWTH  RUSSELL MID
          FUND RETIREMENT    CAP GROWTH
                     Shares       Index
9/30/85            $250,000    $250,000
10/85              $263,075    $250,000
11/85              $289,087    $250,000
12/85              $311,853    $250,000
1/86               $325,060    $254,808
2/86               $353,156    $277,271
3/86               $388,419    $293,919
4/86               $386,041    $297,128
5/86               $420,071    $315,779
6/86               $437,537    $320,667
7/86               $413,932    $295,149
8/86               $435,684    $308,539
9/86               $388,708    $282,971
10/86              $426,549    $300,054
11/86              $426,881    $302,871
12/86              $414,310    $293,876
1/87               $479,750    $334,697
2/87               $504,665    $359,632
3/87               $508,829    $364,489
4/87               $503,526    $355,010
5/87               $505,666    $357,301
6/87               $523,252    $371,925
7/87               $561,005    $388,852
8/87               $578,649    $404,897
9/87               $570,304    $395,953
10/87              $410,762    $287,176
11/87              $376,701    $267,199
12/87              $429,194    $301,987
1/88               $414,237    $305,045
2/88               $445,514    $330,064
3/88               $439,968    $331,554
4/88               $443,962    $333,427
5/88               $447,758    $327,525
6/88               $488,942    $352,277
7/88               $470,876    $338,945
8/88               $452,960    $326,033
9/88               $478,451    $338,930
10/88              $482,734    $336,883
11/88              $467,083    $328,773
12/88              $483,547    $341,011
1/89               $513,020    $361,109
2/89               $500,519    $358,146
3/89               $509,504    $362,534
4/89               $536,547    $383,183
5/89               $569,680    $403,542
6/89               $542,095    $398,132
7/89               $603,758    $429,326
8/89               $625,705    $445,944
9/89               $637,955    $445,787
10/89              $619,359    $427,200
11/89              $641,333    $437,312
12/89              $647,586    $448,368
1/90               $609,023    $406,819
2/90               $635,718    $415,183
3/90               $655,839    $432,585
4/90               $640,478    $420,621
5/90               $744,332    $463,877
6/90               $753,918    $469,603
7/90               $728,398    $454,631
8/90               $669,144    $401,763
9/90               $618,542    $374,546
10/90              $604,532    $367,545
11/90              $644,418    $406,884
12/90              $652,313    $425,352
1/91               $716,011    $457,257
2/91               $782,839    $497,513
3/91               $822,099    $523,511
4/91               $802,021    $518,851
5/91               $839,677    $545,081
6/91               $785,331    $515,371
7/91               $844,978    $541,370
8/91               $884,988    $558,290
9/91               $886,385    $557,647
10/91              $913,819    $570,159
11/91              $873,774    $551,355
12/91            $1,014,495    $625,386
1/92             $1,022,257    $630,953
2/92             $1,039,028    $632,315
3/92               $987,752    $606,340
4/92               $959,678    $594,735
5/92               $949,650    $595,894
6/92               $919,336    $578,165
7/92               $953,766    $603,939
8/92               $929,207    $596,032
9/92               $964,682    $609,088
10/92            $1,019,911    $627,437
11/92            $1,099,136    $667,083
12/92            $1,151,950    $679,861
1/93             $1,184,263    $687,877
2/93             $1,169,617    $666,698
3/93             $1,226,052    $686,002
4/93             $1,194,884    $657,827
5/93             $1,273,646    $688,870
6/93             $1,305,344    $686,039
7/93             $1,319,751    $683,876
8/93             $1,391,790    $723,633
9/93             $1,408,119    $732,292
10/93            $1,405,237    $744,090
11/93            $1,349,527    $726,780
12/93            $1,379,880    $755,946
1/94             $1,402,136    $775,397
2/94             $1,374,822    $768,730
3/94             $1,282,762    $732,496
4/94             $1,292,879    $730,706
5/94             $1,271,634    $731,775
6/94             $1,208,912    $700,291
7/94             $1,230,157    $719,689
8/94             $1,290,855    $762,617
9/94             $1,268,599    $750,040
10/94            $1,284,785    $763,001
11/94            $1,205,877    $729,350
12/94            $1,234,749    $739,573
1/95             $1,211,650    $748,464
2/95             $1,280,947    $788,291
3/95             $1,325,045    $819,555
4/95             $1,350,244    $826,431
5/95             $1,371,243    $846,806
6/95             $1,473,089    $885,344
7/95             $1,591,734    $941,059
8/95             $1,626,382    $951,363
9/95             $1,659,981    $972,541
10/95            $1,642,132    $947,965
11/95            $1,673,631    $990,329
12/95            $1,711,052    $990,864
1/96             $1,729,867  $1,008,363
2/96             $1,799,593  $1,046,509
3/96             $1,799,593  $1,054,755
4/96             $1,916,910  $1,105,711
5/96             $1,994,383  $1,128,289
6/96             $1,945,686  $1,094,192
7/96             $1,798,486  $1,009,250
8/96             $1,882,600  $1,063,810
9/96             $2,001,024  $1,131,384
10/96            $1,974,461  $1,118,112
11/96            $2,041,475  $1,183,980
12/96            $1,992,699  $1,164,042
1/97             $2,075,976  $1,215,551
2/97             $1,941,543  $1,188,785
3/97             $1,830,903  $1,121,606
4/97             $1,833,283  $1,149,075
5/97             $1,990,319  $1,252,043
6/97             $2,065,269  $1,286,687
7/97             $2,275,840  $1,409,849
8/97             $2,242,529  $1,396,089
9/97             $2,390,049  $1,466,745
10/97            $2,249,667  $1,393,305
11/97            $2,250,120  $1,407,948
12/97            $2,324,618  $1,426,435
1/98             $2,266,844  $1,400,745
2/98             $2,484,254  $1,532,443
3/98             $2,608,923  $1,596,683
4/98             $2,578,516  $1,618,366
5/98             $2,428,001  $1,551,802
6/98             $2,580,037  $1,595,703
7/98             $2,467,791  $1,527,343
8/98             $1,935,367  $1,235,834
9/98             $2,126,534  $1,329,313
10/98            $2,180,251  $1,427,190
11/98            $2,327,181  $1,523,454
12/98            $2,665,278  $1,681,223
1/99             $2,938,599  $1,731,626
2/99             $2,695,295  $1,646,949
3/99             $3,028,653  $1,738,668
4/99             $3,148,724  $1,817,899
5/99             $3,003,374  $1,794,521
6/99             $3,243,518  $1,919,796
7/99             $3,194,541  $1,858,670
8/99             $3,249,837  $1,839,359
9/99             $3,246,678  $1,823,706
10/99            $3,630,591  $1,964,715
11/99            $4,096,659  $2,168,180
12/99            $5,310,016  $2,543,601
1/00             $5,341,614  $2,543,092
2/00             $7,344,917  $3,077,726
3/00             $6,556,551  $3,080,896
4/00             $5,610,196  $2,781,834
5/00             $5,011,417  $2,579,066
6/00             $5,892,997  $2,852,731
7/00             $5,569,119  $2,672,096
8/00             $6,515,474  $3,075,074
9/00             $6,428,580  $2,924,734
10/00            $5,529,621  $2,724,565
11/00            $4,121,225  $2,132,490
12/00            $4,570,006  $2,244,787
1/01             $4,490,025  $2,373,009
2/01             $3,561,361  $1,962,550
3/01             $3,014,826  $1,681,670
4/01             $3,474,715  $1,961,987
5/01             $3,332,527  $1,952,766
6/01             $3,241,438  $1,953,801
7/01             $2,874,860  $1,822,036
8/01             $2,574,933  $1,689,939
9/01             $2,117,266  $1,410,592
10/01            $2,334,991  $1,558,845
11/01            $2,510,504  $1,726,733
12/01            $2,588,263  $1,792,349
1/02             $2,494,952  $1,734,097
2/02             $2,314,996  $1,635,774
3/02             $2,523,834  $1,760,584
4/02             $2,410,528  $1,667,449
5/02             $2,290,557  $1,617,759
6/02             $2,077,275  $1,439,158
7/02             $1,861,772  $1,299,272
8/02             $1,863,994  $1,294,724
9/30/02          $1,795,121  $1,191,794

The graph above shows the value of a hypothetical $250,000 investment in the Fund compared with the Russell Mid Cap Growth Index for the periods indicated. The Fund's Class R shares were first available on May 21, 1999. Performance prior to the introduction of Class R shares reflects the historical performance of the Fund's Class I Shares. Class I and R shares have no sales charge or distribution fee, but Class R shares have a shareholder service fee of .25%. Historical performance returns of the Class I shares do not reflect the shareholder servicing fee applicable to Class R shares which would have made returns slightly lower. The Fund calculates its performance based upon the historical performance of its corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. The Fund's performance includes historical performance of comparable managed institutional separate accounts managed by the Investment Adviser prior to the Nicholas-Applegate Mutual Fund's inception. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

Russell Mid-cap Growth Index measures the performance of those Russell Mid-cap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth index. The Russell Mid-cap Index is an unmanaged index generally representative of the smallest 800 stocks in the Russell 1000 Index as ranked by total market capitalization. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2002 -- UNAUDITED
--------------------------------------------------------------------------------
U.S. EQUITY GROWTH FUND

                                            NUMBER
                                          OF SHARES      VALUE
-----------------------------------------------------------------
COMMON STOCK -- 97.3%
-----------------------------------------------------------------
ADVERTISING SALES -- 1.3%
  Lamar Advertising Co. Cl. A*..........      29,300  $   889,255
                                                      -----------
AEROSPACE/DEFENSE -- 2.2%
  Northrop Grumman Corp.................      12,400    1,538,096
                                                      -----------
AEROSPACE/DEFENSE -- EQUIPMENT -- 2.3%
  Alliant Techsystems, Inc.*............      23,400    1,620,450
                                                      -----------
APPAREL MANUFACTURERS -- 2.8%
  Coach, Inc.*..........................      45,000    1,152,000
  Jones Apparel Group, Inc.*............      27,000      828,900
                                                      -----------
                                                        1,980,900
                                                      -----------
APPLICATIONS SOFTWARE -- 1.8%
  Intuit, Inc.*.........................      28,400    1,293,052
                                                      -----------
ATHLETIC FOOTWEAR -- 1.5%
  Reebok International, Ltd.*...........      42,800    1,072,140
                                                      -----------
AUDIO/VIDEO PRODUCTS -- 1.1%
  Harman International
    Industries, Inc.....................      14,600      755,550
                                                      -----------
AUTO/TRUCK PARTS&EQUIPMENT -- ORIGINAL -- 2.0%
  Advanced Auto Parts, Inc.*............      12,100      638,154
  Lear Corp.*...........................      18,700      778,855
                                                      -----------
                                                        1,417,009
                                                      -----------
BEVERAGES -- NON-ALCOHOLIC -- 0.9%
  Pepsi Bottling Group, Inc.............      28,400      664,560
                                                      -----------
BEVERAGES -- WINE/SPIRITS -- 1.0%
  Constellation Brands, Inc. Cl. A*.....      31,100      718,410
                                                      -----------
CASINO HOTELS -- 1.7%
  MGM Mirage, Inc.*.....................      31,500    1,174,950
                                                      -----------
CHEMICALS -- SPECIALTY -- 2.6%
  Cabot Microelectronics Corp.*.........      27,200    1,012,928
  Eastman Chemical Co...................      22,200      847,374
                                                      -----------
                                                        1,860,302
                                                      -----------
COATINGS/PAINT -- 0.8%
  Valspar Corp..........................      14,200      529,660
                                                      -----------
COMMERCIAL BANKS -- CENTRAL US -- 1.5%
  TCF Financial Corp....................      24,500    1,037,085
                                                      -----------
COMMERCIAL BANKS -- EASTERN US -- 1.1%
  Commerce Bancorp, Inc.................      19,100      792,841
                                                      -----------
COMMERCIAL SERVICES -- FINANCE -- 3.7%
  Concord EFS, Inc.*....................      55,900      887,692
                                            NUMBER
                                          OF SHARES      VALUE
-----------------------------------------------------------------

COMMERCIAL SERVICES -- FINANCE (CONTINUED)
  H&R Block, Inc........................      17,200  $   722,572
  Moody's Corp..........................      20,100      974,850
                                                      -----------
                                                        2,585,114
                                                      -----------
ELECTRONIC COMPONENTS -- SEMICONDUCTORS -- 1.3%
  Microchip Technology, Inc.*...........      45,150      923,317
                                                      -----------
ELECTRONICS -- MILITARY -- 2.4%
  L-3 Communications Holdings, Inc.*....      31,700    1,670,590
                                                      -----------
ENTERTAINMENT SOFTWARE -- 2.7%
  Activision, Inc.*.....................      25,500      610,215
  Electronic Arts, Inc.*................      19,300    1,273,028
                                                      -----------
                                                        1,883,243
                                                      -----------
FINANCE -- CONSUMER LOANS -- 2.2%
  SLM Corp..............................      16,500    1,536,810
                                                      -----------
HOME DECORATION PRODUCTS -- 1.2%
  Newell Rubbermaid, Inc................      27,500      848,925
                                                      -----------
INSURANCE BROKERS -- 1.5%
  Brown & Brown, Inc....................      36,200    1,086,000
                                                      -----------
INTERNET SECURITY -- 1.0%
  Symantec Corp.*.......................      21,800      734,006
                                                      -----------
MEDICAL INFORMATION SYSTEMS -- 1.1%
  Cerner Corp.*.........................      22,600      795,746
                                                      -----------
MEDICAL INSTRUMENTS -- 3.7%
  Boston Scientific Corp.*..............      45,700    1,442,292
  St. Jude Medical, Inc.*...............      31,800    1,135,260
                                                      -----------
                                                        2,577,552
                                                      -----------
MEDICAL PRODUCTS -- 2.0%
  Zimmer Holdings, Inc.*................      36,900    1,414,746
                                                      -----------
MEDICAL -- DRUGS -- 6.0%
  Allergan, Inc.........................      26,600    1,447,040
  Cephalon, Inc.*.......................      16,300      665,366
  Forest Laboratories, Inc. Cl. A.*.....      19,000    1,558,190
  Medimmune, Inc.*......................      25,100      523,837
                                                      -----------
                                                        4,194,433
                                                      -----------
MEDICAL -- GENERIC DRUGS -- 1.0%
  Barr Laboratories, Inc.*..............      10,900      678,961
                                                      -----------
MEDICAL -- HMO -- 3.5%
  Anthem, Inc.*.........................      19,600    1,274,000
  Wellpoint Health Networks, Inc.*......      16,700    1,224,110
                                                      -----------
                                                        2,498,110
                                                      -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
U.S. EQUITY GROWTH FUND

                                            NUMBER
                                          OF SHARES      VALUE
-----------------------------------------------------------------
COMMON STOCK (Continued)
-----------------------------------------------------------------
(CONTINUED)
MEDICAL -- HOSPITALS -- 3.5%
  Triad Hospitals, Inc.*................      28,300  $ 1,073,985
  Universal Health Services Cl. B*......      26,500    1,355,475
                                                      -----------
                                                        2,429,460
                                                      -----------
MOTORCYCLE/MOTOR SCOOTER -- 1.0%
  Harley-Davidson, Inc..................      15,100      701,395
                                                      -----------
OIL COMPANIES -- EXPLORATION&PRODUCTION -- 1.5%
  EOG Resources, Inc....................      29,000    1,042,840
                                                      -----------
OIL FIELD MACHINERY&EQUIPMENT -- 1.7%
  Smith International, Inc.*............      40,800    1,195,848
                                                      -----------
OIL&GAS DRILLING -- 2.6%
  Patterson Energy, Inc.*...............      28,400      724,484
  Rowan Companies, Inc.*................      59,500    1,109,080
                                                      -----------
                                                        1,833,564
                                                      -----------
OIL -- FIELD SERVICES -- 1.5%
  BJ Services Co.*......................      40,300    1,047,800
                                                      -----------
PHARMACY SERVICES -- 0.9%
  Accredo Health, Inc.*.................      12,700      605,536
                                                      -----------
PUBLISHING -- BOOKS -- 1.0%
  Scholastic Corp.*.....................      15,300      683,604
                                                      -----------
RADIO -- 2.7%
  Entercom Communications Corp.*........      18,800      890,556
  Westwood One, Inc.*...................      27,400      979,550
                                                      -----------
                                                        1,870,106
                                                      -----------
RETAIL -- APPAREL/SHOE -- 0.9%
  Ann Taylor Stores Corp.*..............      27,300      628,719
                                                      -----------
RETAIL -- ARTS&CRAFTS -- 1.3%
  Michaels Stores, Inc.*................      20,700      945,990
                                                      -----------
RETAIL -- BEDDING -- 2.0%
  Bed Bath & Beyond, Inc.*..............      43,200    1,407,024
                                                      -----------
RETAIL -- DISCOUNT -- 1.5%
  TJX Cos., Inc.........................      62,500    1,062,500
                                                      -----------
RETAIL -- HOME FURNISHINGS -- 1.8%
  Pier 1 Imports, Inc...................      66,100    1,260,527
                                                      -----------
RETAIL -- PET FOOD&SUPPLIES -- 0.9%
  Petco Animal Supplies, Inc.*..........      29,400      637,689
                                                      -----------
                                            NUMBER
                                          OF SHARES      VALUE
-----------------------------------------------------------------

(CONTINUED)
RETAIL -- RESTAURANTS -- 2.7%
  Darden Restaurants, Inc...............      44,900  $ 1,088,376
  Starbucks Corp.*......................      38,700      801,477
                                                      -----------
                                                        1,889,853
                                                      -----------
SCHOOLS -- 4.9%
  Apollo Group, Inc. Cl. A*.............      35,250    1,530,908
  Career Education Corp.*...............      24,500    1,176,196
  Corinthian Colleges, Inc.*............      20,000      754,800
                                                      -----------
                                                        3,461,904
                                                      -----------
SEMICONDUCTOR EQUIPMENT -- 0.9%
  KLA -- Tencor Corp.*..................      22,500      628,650
                                                      -----------
THEATERS -- 1.1%
  Regal Entertainment Group Cl. A*......      44,500      792,100
                                                      -----------
THERAPEUTICS -- 2.2%
  Gilead Sciences, Inc.*................      46,200    1,549,086
                                                      -----------
TRANSPORT -- TRUCK -- 2.8%
  Hunt J.B. Transportation
    Services, Inc.*.....................      50,000    1,177,500
  Swift Transportation, Inc.*...........      51,200      798,720
                                                      -----------
                                                        1,976,220
                                                      -----------
TOTAL COMMON STOCK
  (Cost: $66,307,286)...............................   68,422,228
                                                      -----------

                                          PRINCIPAL
                                            AMOUNT
-----------------------------------------------------------------
TIME DEPOSIT -- 2.7%
-----------------------------------------------------------------
  Wells Fargo Bank Nassau
    1.340%, 10/01/02
    (Cost: $1,877,794)..................  $1,877,794    1,877,794
                                                      -----------

TOTAL INVESTMENTS -- 100.0%
  (Cost: $68,185,080).............................    70,300,022
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.0%.............................        12,543
                                                     -----------
NET ASSETS -- 100.0%..............................   $70,312,565
                                                     -----------
                                                     -----------
---------------

* Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

EMERGING GROWTH FUND RETIREMENT SHARES
--------------------------------------------------------------------------------

  MANAGEMENT TEAM: JOHN C. MCCRAW, Lead Portfolio Manager; TRAVIS T. PRENTICE, Portfolio Manager; THOMAS BLEAKLEY, Portfolio Manager; MICHAEL P. GIGGIE, Investment Analyst; JOHN MAZUR, Investment Analyst; MONTIE L. WEISENBERGER, Investment Analyst

  CHIEF INVESTMENT OFFICER:  HORACIO A. VALEIRAS, CFA

  GOAL: The Emerging Growth Fund seeks to maximize long-term capital appreciation through investments primarily in US companies with market capitalizations similar to the Russell 2000 Growth Index at time of purchase.

  MARKET OVERVIEW: The US equity market registered a sharp decline between April 1, 2002 and September 30, 2002. Weakness was broadly based, affecting all sectors, styles, and capitalization ranges. Investors sent stock prices lower in response to:

  - Concerns about accounting practices and corporate governance

  - Rising tensions between Israel and Palestine and the prospect of a US-led invasion of Iraq

  - Worries about the strength of the economic recovery

  The economy grew at a healthy 5% clip during the first quarter of 2002. However, lower-than-expected second quarter growth raised doubts about the expansion's sustainability. Business spending and investment remained sluggish, due to weak pricing power, soft demand, and high borrowing costs. While corporate profits bottomed in late 2001, earnings growth remained tied to cost-cutting measures as opposed to revenue gains. On a bright note, consumer spending remained strong, buoyed by wage gains, auto incentives, and record mortgage refinancing activity.

  PERFORMANCE: The Fund posted a 29.98% loss during the six-month period ended September 30, 2002. This compared favorably to the Russell 2000 Growth Index, which shed 33.84%.

  PORTFOLIO SPECIFICS: Strong performance versus the Russell 2000 Growth Index was largely due to stock selection in the consumer services and healthcare sectors. An underweight in technology stocks, a group that continued to trail the broad market, was also a plus.

  Top-performing holdings included Corinthian Colleges, a provider of post-secondary education; Diagnostic Products, a manufacturer of test kits for hospitals and laboratories; and Apria Healthcare Group, a home healthcare services company.

  Veridian Corporation, a recent addition to the Fund's holdings, was another strong performer. The company provides intelligence systems to government agencies, such as the Department of Defense.

  As a result of our bottom-up investment process, we decreased exposure to technology stocks during the period. Many tech companies continued to experience weak end-market demand and pricing trends, reflected in earnings disappointments. We found better opportunities in other sectors, such as energy.

  MARKET OUTLOOK: Near term, we expect the threat of war with Iraq and anxiety over companies' spending plans will continue to weigh on investor sentiment. That said, we believe the worst market losses are behind us. Equity valuations are attractive, short-term interest rates are low, and the recent record wave of home refinancing should keep consumers spending. Finally, history has shown that stocks have always rebounded from bear markets to post higher highs.

  As we look ahead, we are confident we will continue to identify smaller, rapidly growing companies poised to exceed earnings expectations.

--------------------------------------------------------------------------------

EMERGING GROWTH FUND RETIREMENT SHARES
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN EMERGING GROWTH FUND RETIREMENT SHARES WITH THE RUSSELL 2000 GROWTH INDEX.

            ANNUALIZED TOTAL RETURNS
                 As of 9/30/02
                                       SINCE
   1 YEAR           5 YEARS          INCEPTION
   -15.66%           -6.11%            3.99%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                   EMERGING             RUSSELL 2000
         GROWTH FUND RETIREMENT SHARES  GROWTH INDEX
10/1/93                       $250,000      $250,000
10/93                         $250,400      $257,230
11/93                         $237,400      $246,825
12/93                         $249,920      $256,565
1/94                          $257,143      $263,395
2/94                          $255,286      $262,236
3/94                          $234,855      $246,126
4/94                          $235,474      $246,503
5/94                          $229,076      $240,979
6/94                          $217,519      $230,682
7/94                          $222,679      $233,969
8/94                          $237,744      $251,138
9/94                          $240,633      $252,190
10/94                         $243,935      $254,876
11/94                         $231,553      $244,564
12/94                         $241,147      $250,325
1/95                          $231,007      $245,226
2/95                          $243,351      $256,558
3/95                          $255,254      $264,052
4/95                          $259,442      $268,024
5/95                          $261,426      $271,535
6/95                          $284,571      $290,246
7/95                          $312,124      $312,868
8/95                          $313,006      $316,729
9/95                          $319,619      $323,250
10/95                         $307,055      $307,350
11/95                         $320,721      $320,916
12/95                         $327,708      $328,027
1/96                          $323,033      $325,311
2/96                          $342,668      $340,146
3/96                          $352,952      $346,870
4/96                          $389,650      $373,500
5/96                          $411,388      $392,653
6/96                          $386,378      $367,138
7/96                          $341,966      $322,318
8/96                          $372,353      $346,179
9/96                          $397,130      $364,007
10/96                         $379,833      $348,304
11/96                         $383,574      $357,990
12/96                         $389,595      $364,971
1/97                          $394,413      $374,088
2/97                          $351,961      $351,497
3/97                          $332,993      $326,692
4/97                          $327,874      $322,912
5/97                          $379,961      $371,446
6/97                          $407,660      $384,041
7/97                          $436,865      $403,720
8/97                          $445,295      $415,835
9/97                          $487,145      $449,019
10/97                         $452,521      $422,051
11/97                         $435,017      $411,989
12/97                         $436,748      $412,220
1/98                          $426,704      $406,721
2/98                          $464,803      $442,630
3/98                          $490,779      $461,199
4/98                          $490,779      $464,026
5/98                          $452,334      $430,314
6/98                          $468,959      $434,712
7/98                          $468,959      $398,414
8/98                          $325,073      $306,444
9/98                          $358,956      $337,514
10/98                         $363,545      $355,119
11/98                         $401,944      $382,665
12/98                         $455,854      $417,293
1/99                          $500,962      $436,063
2/99                          $447,786      $396,172
3/99                          $495,828      $410,283
4/99                          $525,167      $446,515
5/99                          $504,263      $447,221
6/99                          $567,342      $470,780
7/99                          $569,542      $456,224
8/99                          $564,775      $439,161
9/99                          $581,645      $447,633
10/99                         $636,288      $459,096
11/99                         $719,417      $507,641
12/99                         $881,445      $597,113
1/00                          $860,164      $591,554
2/00                        $1,157,339      $729,185
3/00                        $1,009,872      $652,533
4/00                          $866,884      $586,647
5/00                          $761,231      $535,280
6/00                          $917,285      $604,427
7/00                          $820,964      $552,628
8/00                          $940,805      $610,759
9/00                          $885,178      $580,416
10/00                         $791,097      $533,304
11/00                         $609,448      $436,472
12/00                         $663,207      $463,180
1/01                          $674,385      $500,669
2/01                          $562,076      $432,038
3/01                          $508,317      $392,757
4/01                          $568,996      $440,842
5/01                          $571,125      $451,052
6/01                          $581,238      $463,352
7/01                          $543,979      $423,824
8/01                          $507,252      $397,335
9/01                          $421,557      $333,205
10/01                         $456,687      $365,259
11/01                         $492,881      $395,758
12/01                         $515,236      $420,414
1/02                          $500,865      $405,447
2/02                          $469,461      $379,215
3/02                          $507,785      $412,169
4/02                          $499,801      $403,266
5/02                          $473,187      $379,675
6/02                          $439,654      $347,478
7/02                          $377,379      $294,071
8/02                          $376,314      $293,924
9/30/02                       $355,556      $272,703

The graph above shows the value of a hypothetical $250,000 investment in the Fund compared with the Russell 2000 Growth Index for the periods indicated. The Fund's Class R shares were first available on May 21, 1999. Performance prior to the introduction of Class R shares reflects the historical performance of the Fund's Class I Shares. Class I and R shares have no sales charge or distribution fee, but Class R shares have a shareholder service fee of .25%. Historical performance returns of the Class I shares do not reflect the shareholder servicing fee applicable to Class R shares which would have made returns slightly lower. The Fund calculates its performance based upon the historical performance of its corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

The Russell 2000 Growth Index is an unmanaged index comprised of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000 Index is an unmanaged index generally representative of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index. The unmanaged Index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2002 -- UNAUDITED
--------------------------------------------------------------------------------
EMERGING GROWTH FUND

                                          NUMBER
                                        OF SHARES      VALUE
----------------------------------------------------------------
COMMON STOCK -- 99.4%
----------------------------------------------------------------
AEROSPACE/DEFENSE -- 2.3%
  Gencorp, Inc........................      40,300  $    405,418
  Teledyne Technologies, Inc.*........      34,700       630,152
  Titan Corp.*........................      32,400       311,040
  United Industrial Corp..............      14,800       298,220
  Veridian Corp.*.....................      27,100       676,958
                                                    ------------
                                                       2,321,788
                                                    ------------
AEROSPACE/DEFENSE -- EQUIPMENT -- 1.4%
  Alliant Techsystems, Inc.*..........       8,000       554,000
  Curtiss-Wright Corp.................       8,800       526,152
  DRS Technologies, Inc.*.............       8,400       312,648
                                                    ------------
                                                       1,392,800
                                                    ------------
AGRICULTURAL OPERATIONS -- 0.4%
  Delta & Pine Land Co................      20,200       378,548
                                                    ------------
AIRLINES -- 0.0%
  Expressjet Holdings, Inc.*..........       1,400        12,880
                                                    ------------
APPAREL MANUFACTURERS -- 0.9%
  Gymboree Corp.*.....................      37,200       606,732
  Quiksilver, Inc.*...................      14,200       320,778
                                                    ------------
                                                         927,510
                                                    ------------
APPLICATIONS SOFTWARE -- 0.7%
  Actuant Corp. Cl. A*................      17,300       638,370
  National Instruments Corp.*.........       4,250        93,032
                                                    ------------
                                                         731,402
                                                    ------------
ATHLETIC EQUIPMENT -- 0.3%
  Nautilus Group, Inc.*...............      13,900       271,050
                                                    ------------
ATHLETIC FOOTWEAR -- 0.5%
  Reebok International, Ltd.*.........      19,900       498,495
                                                    ------------
AUDIO/VIDEO PRODUCTS -- 0.6%
  Harman International
    Industries, Inc...................      12,600       652,050
                                                    ------------
AUTO -- MEDIUM & HEAVY DUTY TRUCKS -- 1.1%
  Oshkosh Truck Co....................      20,300     1,144,920
                                                    ------------
AUTO/TRUCK PARTS & EQUIPMENT -- ORIGINAL -- 0.5%
  Arvinmeritor, Inc...................      11,800       220,660
  BorgWarner, Inc.....................       5,500       273,020
                                                    ------------
                                                         493,680
                                                    ------------
BROADCAST SERVICES/PROGRAMMING -- 0.2%
  Spanish Broadcasting Systems, Inc.
    Cl. A*............................      29,300       191,915
                                                    ------------
BUILDING PRODUCTS -- AIR & HEATING -- 0.5%
  Lenexa International, Inc...........      38,300       506,709
                                                    ------------
                                          NUMBER
                                        OF SHARES      VALUE
----------------------------------------------------------------

BUILDING -- MOBIL HOME/MANUFACTURED HOUSING -- 1.2%
  Monaco Coach Corp.*.................      19,500  $    390,585
  Winnebago Industries, Inc...........      19,800       782,694
                                                    ------------
                                                       1,173,279
                                                    ------------
CASINO SERVICES -- 0.6%
  Station Casinos, Inc.*..............      35,100       597,051
                                                    ------------
CHEMICALS -- PLASTICS -- 0.5%
  Schulman (A.), Inc..................      26,500       459,245
                                                    ------------
CHEMICALS -- SPECIALTY -- 0.4%
  Compton Corp........................      35,600       357,780
                                                    ------------
COMMERCIAL BANKS -- CENTRAL US -- 0.4%
  Texas Regional Bancshares, Inc.
    CL. A.............................      13,550       453,790
                                                    ------------
COMMERCIAL BANKS -- SOUTHERN US -- 0.9%
  R & G Financial Corp. CL. B.........      18,400       401,488
  United Bancshares, Inc..............      18,900       548,289
                                                    ------------
                                                         949,777
                                                    ------------
COMMERCIAL BANKS -- WESTERN US -- 1.1%
  East West Bancorp, Inc..............      13,500       455,760
  UCBH Holdings, Inc..................      17,200       675,788
                                                    ------------
                                                       1,131,548
                                                    ------------
COMMERCIAL SERVICES -- FINANCE -- 0.6%
  PRG-Schultz International, Inc.*....      50,000       619,000
                                                    ------------
COMPUTER SERVICES -- 0.7%
  Anteon International Corp.*.........      13,600       369,648
  CACI International, Inc. Cl. A*.....      10,300       365,135
                                                    ------------
                                                         734,783
                                                    ------------
COMPUTERS -- 0.1%
  Mentor Graphics Corp.*..............      24,100       117,608
                                                    ------------
COMPUTERS -- INTEGRATED SYSTEMS -- 0.4%
  Mercury Computer Systems, Inc.*.....      17,900       422,440
                                                    ------------
COMPUTERS -- MEMORY DEVICES -- 1.0%
  Imation Corp.*......................      21,700       614,761
  Sandisk Corp.*......................      20,900       273,999
  Silicon Storage Technology, Inc.*..       31,400       122,774
                                                    ------------
                                                       1,011,534
                                                    ------------
CONSULTING SERVICES -- 0.5%
  Corporate Executive Board Co.*......      17,900       511,045
                                                    ------------
CONSUMER PRODUCTS -- MISCELLANEOUS -- 2.2%
  Blyth, Inc..........................      18,100       504,990
  Dial Corp...........................      23,300       500,018
  Fossil, Inc.*.......................      18,400       368,920
  Jarden Corp.*.......................      17,800       483,270
  Yankee Candle Co., Inc.*............      24,200       415,514
                                                    ------------
                                                       2,272,712
                                                    ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EMERGING GROWTH FUND

                                          NUMBER
                                        OF SHARES      VALUE
----------------------------------------------------------------
COMMON STOCK (Continued)
----------------------------------------------------------------
CONTAINERS -- METAL/GLASS -- 0.7%
  Crown Cork & Seal Co., Inc..........      61,100  $    320,775
  Silgan Holdings, Inc.*..............      13,600       386,784
                                                    ------------
                                                         707,559
                                                    ------------
COSMETICS & TOILETRIES -- 0.4%
  Chattem, Inc.*......................       9,700       396,051
                                                    ------------
DATA PROCESSING/MANAGEMENT -- 0.2%
  American Management Systems,
    Inc.*.............................      17,300       220,229
                                                    ------------
DECISION SUPPORT SOFTWARE -- 0.4%
  Cognos, Inc.*.......................      17,300       290,813
  NetIQ Corp.*........................       7,900       114,550
                                                    ------------
                                                         405,363
                                                    ------------
DIAGNOSTIC EQUIPMENT -- 0.8%
  Igen International, Inc.*...........      13,200       394,416
  Therasense, Inc.*...................      27,500       383,900
                                                    ------------
                                                         778,316
                                                    ------------
DIAGNOSTIC KITS -- 1.6%
  Diagnostic Products Corp............      20,700       952,200
  IDEXX Laboratories, Inc.*...........      20,300       628,244
                                                    ------------
                                                       1,580,444
                                                    ------------
DISPOSABLE MEDICAL PRODUCTS -- 0.6%
  ICU Medical, Inc.*..................      17,800       650,056
                                                    ------------
DISTRIBUTION/WHOLESALE -- 0.8%
  ScanSource, Inc.*...................       4,300       249,615
  SCP Pool Corp.*.....................      20,300       556,423
                                                    ------------
                                                         806,038
                                                    ------------
DIVERSIFIED MANUFACTURING OPERATIONS -- 0.9%
  Harsco Corp.........................      15,900       432,321
  Smith (A.O.) Corp...................      18,300       520,086
                                                    ------------
                                                         952,407
                                                    ------------
ELECTRIC PRODUCTS -- MISCELLANEOUS -- 0.6%
  Ametek, Inc.........................      22,400       652,288
                                                    ------------
ELECTRONIC COMPONENTS -- MISCELLANEOUS -- 0.8%
  Benchmark Electronics, Inc.*........      18,600       391,530
  Cubic Corp..........................      24,000       408,000
                                                    ------------
                                                         799,530
                                                    ------------
ELECTRONIC COMPONENTS -- SEMICONDUCTORS -- 0.7%
  Actel Corp.*........................      25,900       269,360
  ChipPAC, Inc. Cl. A*................      27,400        58,609
  Integrated Circuit Systems, Inc.*..       22,600       354,820
                                                    ------------
                                                         682,789
                                                    ------------
ELECTRONIC MEASURE INSTRUMENTS -- 0.5%
  Analogic Corp.......................      12,500       523,625
                                                    ------------
                                          NUMBER
                                        OF SHARES      VALUE
----------------------------------------------------------------

ELECTRONIC SECURITY DEVICES -- 0.4%
  Invision Technologies, Inc.*........      13,500  $    432,135
                                                    ------------
ELECTRONICS -- MILITARY -- 1.0%
  EDO Corp............................       9,800       219,618
  Engineered Support Systems, Inc.....       7,900       450,616
  Integrated Defense
    Technology, Inc.*.................      17,200       338,840
                                                    ------------
                                                       1,009,074
                                                    ------------
ENERGY -- ALTERNATE SOURCES -- 0.4%
  Headwaters, Inc.*...................      30,000       414,600
                                                    ------------
ENTERPRISE SOFTWARE/SERVICES -- 0.7%
  Hyperion Solutions Corp.*...........      15,400       282,590
  Mantech International Corp.
    Cl. A*............................      17,100       401,183
                                                    ------------
                                                         683,773
                                                    ------------
FILTRATION/SEPARATE PRODUCTS -- 0.3%
  Donaldson Co., Inc..................       7,900       271,207
                                                    ------------
FINANCE -- AUTO LOANS -- 0.3%
  Westcorp, Inc.......................      15,500       310,000
                                                    ------------
FINANCE -- INVESTMENT BANKERS/BROKERS -- 0.3%
  Jefferies Group, Inc................       9,200       351,072
                                                    ------------
FINANCE -- MORTGAGE LOAN/BANKER -- 0.4%
  Doral Financial Corp................      15,900       383,826
                                                    ------------
FOOD -- BAKING -- 0.5%
  Interstate Bakeries, Inc............      19,300       512,801
                                                    ------------
FOOD -- CANNED -- 0.3%
  Del Monte Foods Co.*................      33,600       274,512
                                                    ------------
FOOD -- RETAIL -- 0.2%
  Wild Oats Markets, Inc.*............      16,900       153,452
                                                    ------------
FOOD -- WHOLESALE/DISTRIBUTION -- 0.6%
  Dole Food, Inc......................      22,400       650,272
                                                    ------------
FOOTWEAR & RELATED APPAREL -- 0.7%
  Skechers USA, Inc. Cl. A*...........      20,300       193,662
  Wolverine World Wide, Inc...........      34,600       519,000
                                                    ------------
                                                         712,662
                                                    ------------
GARDEN PRODUCTS -- 0.6%
  Toro Co.............................      10,100       568,125
                                                    ------------
HAZARDOUS WASTE DISPOSAL -- 0.3%
  Stericycle, Inc.*...................       9,400       318,848
                                                    ------------
HUMAN RESOURCES -- 0.0%
  AMN Healthcare Services, Inc.*......       2,200        40,700
                                                    ------------
IDENTIFICATION SYSTEMS/DEVICES -- 0.3%
  Checkpoint Systems, Inc.*...........      27,000       333,450
                                                    ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------

                                          NUMBER
                                        OF SHARES      VALUE
----------------------------------------------------------------
COMMON STOCK (Continued)
----------------------------------------------------------------
INDUSTRIAL AUTOMATION/ROBOTICS -- 0.3%
  Brooks-Pri Automation, Inc.*........      23,100  $    264,495
                                                    ------------
INDUSTRIAL GASES -- 0.4%
  Airgas, Inc.*.......................      28,800       378,144
                                                    ------------
INSTRUMENTS -- CONTROLS -- 0.2%
  Photon Dynamics, Inc.*..............      12,500       232,875
                                                    ------------
INSTRUMENTS -- SCIENTIFIC -- 0.3%
  Varian, Inc.*.......................      12,200       336,842
                                                    ------------
INSURANCE BROKERS -- 0.7%
  Hilb Rogal & Hamilton, Inc..........      16,600       684,750
                                                    ------------
LASERS -- SYSTEMS/COMPONENTS -- 0.9%
  Coherent, Inc.*.....................      14,100       257,325
  Cymer, Inc.*........................      13,800       257,232
  Electro Scientific
    Industries, Inc.*.................      24,800       367,784
                                                    ------------
                                                         882,341
                                                    ------------
LIFE/HEALTH INSURANCE -- 0.3%
  UICI*...............................      20,300       330,078
                                                    ------------
LOTTERY SERVICES -- 0.6%
  GTech Holdings Corp.*...............      24,500       608,090
                                                    ------------
MACHINERY -- CONSTRUCTION & MINING -- 0.5%
  Terex Corp.*........................      28,500       481,650
                                                    ------------
MACHINERY -- FARM -- 0.6%
  Agco Corp.*.........................      28,300       656,560
                                                    ------------
MACHINERY -- GENERAL INDUSTRY -- 0.4%
  Manitowoc Company, Inc..............      16,700       456,745
                                                    ------------
MACHINERY -- PUMPS -- 0.5%
  Graco, Inc..........................      19,200       476,160
                                                    ------------
MEDICAL IMAGING SYSTEMS -- 0.3%
  CTI Molecular Imaging, Inc.*........      13,800       349,140
                                                    ------------
MEDICAL INSTRUMENTS -- 0.4%
  Techne Corp.*.......................      12,700       416,433
                                                    ------------
MEDICAL PRODUCTS -- 2.0%
  American Medical Systems
    Holdings, Inc.*...................      26,500       549,875
  Cooper Companies, Inc...............      13,900       729,750
  Henry Schein, Inc.*.................      13,300       701,575
                                                    ------------
                                                       1,981,200
                                                    ------------
MEDICAL STERILIZE PRODUCT -- 0.5%
  Steris Corp.*.......................      21,600       538,056
                                                    ------------
MEDICAL -- BIOMEDICAL/GENETICS -- 2.1%
  Charles River Laboratories
    International, Inc.*..............      15,400       604,450
  ICOS Corp.*.........................      25,500       534,735
                                          NUMBER
                                        OF SHARES      VALUE
----------------------------------------------------------------

MEDICAL -- BIOMEDICAL/GENETICS (CONTINUED)
  Martek Biosciences Corp.*...........      24,300  $    398,034
  Transkaryotic Therapies, Inc.*......      19,500       636,051
                                                    ------------
                                                       2,173,270
                                                    ------------
MEDICAL -- DRUGS -- 1.3%
  CIMA Labs, Inc.*....................      23,000       578,450
  OSI Pharmaceuticals, Inc.*..........      11,600       196,852
  SICOR, Inc.*........................      36,400       553,644
                                                    ------------
                                                       1,328,946
                                                    ------------
MEDICAL -- GENERIC DRUGS -- 0.7%
  Perrigo Co.*........................      26,300       279,569
  Pharmaceutical Resoures, Inc.*......      15,300       428,094
                                                    ------------
                                                         707,663
                                                    ------------
MEDICAL -- HMO -- 3.0%
  Coventry Health Care, Inc.*.........      29,300       952,250
  Humana, Inc.*.......................      54,800       679,520
  Mid Atlantic Medical
    Services, Inc.*...................      10,800       390,960
  Pacificare Health Systems, Inc.*....      23,400       540,306
  Sierra Health Services, Inc.*.......      28,800       516,672
                                                    ------------
                                                       3,079,708
                                                    ------------
MEDICAL -- HOSPITALS -- 1.0%
  LifePoint Hospitals, Inc.*..........       7,800       243,266
  United Surgical Partners
    International, Inc.*..............      16,400       361,292
  VCA Antech, Inc.*...................      36,000       444,240
                                                    ------------
                                                       1,048,798
                                                    ------------
MEDICAL -- OUTPATIENT/HOME MEDICAL CARE -- 1.6%
  AmSurg Corp.*.......................      15,200       458,584
  Apria Healthcare Group, Inc.*.......      33,700       793,972
  Select Medical Corp.*...............      24,500       350,350
                                                    ------------
                                                       1,602,906
                                                    ------------
MRI/MEDICAL DIAGNOSTIC IMAGING CENTERS -- 0.2%
  Alliance Imaging, Inc.*.............      19,400       232,024
  Medical Resources, Inc.*............         637             0
                                                    ------------
                                                         232,024
                                                    ------------
NETWORKING PRODUCTS -- 0.5%
  Extreme Networks, Inc.*.............      36,500       153,665
  Foundry Networks, Inc.*.............      64,000       350,720
                                                    ------------
                                                         504,385
                                                    ------------
OFFICE SUPPLIES & FORMS -- 0.4%
  Moore Corp., Ltd.*..................      46,100       451,780
                                                    ------------
OIL COMPANIES -- EXPLORATION & PRODUCTION -- 3.5%
  Chesapeake Energy Corp.*............      76,500       504,900
  Evergreen Resources, Inc.*..........      13,900       569,622
  Forest Oil Corp.*...................      19,200       489,600
  Newfield Exploration Co.*...........      23,800       799,442
  Stone Energy Corp.*.................      16,200       526,500

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
EMERGING GROWTH FUND

                                          NUMBER
                                        OF SHARES      VALUE
----------------------------------------------------------------
COMMON STOCK (Continued)
----------------------------------------------------------------
OIL COMPANIES -- EXPLORATION & PRODUCTION (CONTINUED)
  Tom Brown, Inc.*....................      18,400  $    421,360
  Ultra Petroleum Corp.*..............      32,700       273,045
                                                    ------------
                                                       3,584,469
                                                    ------------
OIL FIELD MACHINERY & EQUIPMENT -- 0.8%
  Grant Prideco, Inc.*................      41,500       354,410
  National-Oilwell, Inc.*.............      24,500       474,810
                                                    ------------
                                                         829,220
                                                    ------------
OIL REFINING & MARKETING -- 0.1%
  Premcor, Inc.*......................       6,800       106,692
                                                    ------------
OIL & GAS DRILLING -- 2.6%
  Atwood Oceanics, Inc.*..............      20,900       611,325
  Patterson Energy, Inc.*.............      28,800       734,688
  Precision Drilling Corp.*...........      14,000       421,400
  Pride International, Inc.*..........      70,500       916,500
                                                    ------------
                                                       2,683,913
                                                    ------------
OIL -- FIELD SERVICES -- 2.1%
  Cal Dive International, Inc.*.......      38,400       774,413
  Global Industries, Ltd.*............      26,800       110,684
  Key Energy Services, Inc.*..........      48,700       383,756
  Varco International, Inc.*..........      53,166       899,569
                                                    ------------
                                                       2,168,422
                                                    ------------
OPTICAL SUPPLIES -- 0.3%
  Oakley, Inc.*.......................      33,900       340,695
                                                    ------------
PAPER & RELATED PRODUCTS -- 0.3%
  Louisiana Pacific Corp..............      48,600       314,442
                                                    ------------
PHARMACY SERVICES -- 0.5%
  Omnicare, Inc.......................      25,900       547,008
                                                    ------------
PHYSICAL PRACTICE MANAGEMENT -- 0.4%
  Pediatrix Medical Group, Inc.*......      13,600       421,464
                                                    ------------
PIPELINES -- 0.6%
  Western Gas Resources, Inc..........      19,200       600,000
                                                    ------------
PROPERTY/CASUALTY INSURANCE -- 0.5%
  Markel Corp.*.......................       2,300       458,114
                                                    ------------
RADIO -- 1.5%
  Cumulus Media, Inc. Cl. A*..........      46,500       820,725
  Emmis Broadcasting Corp. Cl. A*.....      19,100       362,900
  Salem Communications Corp.
    Cl. A*............................      14,000       313,880
                                                    ------------
                                                       1,497,505
                                                    ------------
RECREATIONAL VEHICLES -- 0.5%
  Polaris Industries, Inc.............       8,000       496,000
                                                    ------------
REINSURANCE -- 0.7%
  Odyssey Re Holdings Corp.*..........      40,400       671,044
                                                    ------------
                                          NUMBER
                                        OF SHARES      VALUE
----------------------------------------------------------------

REITS -- OFFICE PROPERTY -- 0.3%
  SL Green Realty Corp................       8,500  $    261,290
                                                    ------------
RESEARCH & DEVELOPMENT -- 0.4%
  Pharmaceutical Product
    Development, Inc.*................      20,300       392,602
                                                    ------------
RESPIRATORY PRODUCTS -- 0.4%
  ResMed, Inc.*.......................      14,100       403,260
                                                    ------------
RETAIL -- APPAREL/SHOE -- 3.1%
  Aeropostale, Inc.*..................      21,100       324,940
  Cato Corp. Cl. A....................      17,700       335,946
  Charming Shoppes, Inc.*.............      31,900       215,325
  Goody's Family Clothing, Inc.*......      44,300       209,096
  Hot Topic, Inc.*....................      27,800       501,234
  Kenneth Cole Productions, Inc.
    Cl. A*............................      14,100       286,230
  Men's Wearhouse, Inc.*..............      23,400       343,980
  Pacific Sunwear of
    California, Inc.*.................      19,200       390,912
  Too, Inc.*..........................      16,600       386,448
  Urban Outfitters, Inc.*.............       4,700       114,163
                                                    ------------
                                                       3,108,274
                                                    ------------
RETAIL -- AUTO PARTS -- 0.9%
  CSK Auto Corp.*.....................      41,500       517,920
  Pep Boys............................      31,200       382,200
                                                    ------------
                                                         900,120
                                                    ------------
RETAIL -- BEDDING -- 0.3%
  Linens 'N Things, Inc.*.............      14,700       270,039
                                                    ------------
RETAIL -- DISCOUNT -- 1.2%
  99 Cents Only Stores*...............      22,166       458,836
  Shopko Stores, Inc.*................      27,000       352,620
  Tuesday Morning Corp.*..............      22,100       402,441
                                                    ------------
                                                       1,213,897
                                                    ------------
RETAIL -- GARDENING PRODUCTS -- 0.7%
  Tractor Supply Co.*.................      20,800       661,024
                                                    ------------
RETAIL -- HAIR SALONS -- 0.5%
  Regis Corp..........................      17,300       489,417
                                                    ------------
RETAIL -- HOME FURNISHINGS -- 0.2%
  La-Z-Boy, Inc.......................      10,800       250,560
                                                    ------------
RETAIL -- MAIL ORDER -- 0.2%
  J. Jill Group, Inc.*................      14,150       246,493
                                                    ------------
RETAIL -- PET FOOD & SUPPLIES -- 0.3%
  Petco Animal Supplies, Inc.*........      13,300       288,478
                                                    ------------
RETAIL -- RESTAURANTS -- 1.9%
  Applebee's International, Inc.......      12,350       270,712
  CKE Restaurants, Inc.*..............      33,300       133,200
  Landry's Restaurants, Inc...........      18,200       411,138
  Papa John's International, Inc.*....      20,200       588,426

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------

                                          NUMBER
                                        OF SHARES      VALUE
----------------------------------------------------------------
COMMON STOCK (Continued)
----------------------------------------------------------------
RETAIL -- RESTAURANTS (CONTINUED)
  RARE Hospitality
    International, Inc.*..............      12,900  $    302,118
  Sonic Corp.*........................      10,700       247,170
                                                    ------------
                                                       1,952,764
                                                    ------------
RETAIL -- SPORTING GOODS -- 0.2%
  Big 5 Sporting Goods Corp.*.........      20,300       208,075
                                                    ------------
RETAIL -- VIDEO RENTAL -- 0.7%
  Hollywood Entertainment Corp.*......      26,100       378,972
  Movie Gallery, Inc.*................      20,700       310,707
                                                    ------------
                                                         689,679
                                                    ------------
RUBBER -- TIRES -- 0.3%
  Cooper Tire & Rubber Co.............      19,000       306,660
                                                    ------------
SAVINGS & LOANS/THRIFTS -- EASTERN US -- 0.0%
  Staten Island Bancorp, Inc..........       2,100        36,540
                                                    ------------
SCHOOLS -- 3.9%
  Career Education Corp.*.............      24,700     1,185,798
  Corinthian Colleges, Inc.*..........      39,800     1,502,052
  Education Management Corp.*.........      13,500       597,645
  ITT Educational Services, Inc.*.....      33,300       625,041
                                                    ------------
                                                       3,910,536
                                                    ------------
SECURITY SERVICES -- 0.5%
  Kroll, Inc.*........................      24,300       481,869
                                                    ------------
SEISMIC DATA COLLECTION -- 0.4%
  Veritas DGC, Inc.*..................      38,900       420,509
                                                    ------------
SEMICONDUCTOR COMPONENTS -- INTEGRATED CIRCUITS -- 0.7%
  Exar Corp.*.........................      20,300       234,465
  Marvell Technology Group, Ltd.*.....      21,500       340,775
  O2Micro International, Ltd.*........      21,400       168,632
                                                    ------------
                                                         743,872
                                                    ------------
SEMICONDUCTOR EQUIPMENT -- 2.4%
  ASM International N.V.*.............      36,800       333,040
  Asyst Technologies, Inc.*...........      20,300       122,612
  Axcelis Technologies, Inc.*.........      48,400       236,192
  Credence Systems Corp.*.............      32,100       277,986
  Entegris, Inc.*.....................      45,700       355,089
  Helix Technology Corp...............      24,300       234,495
  Kulicke & Soffa Industries, Inc.*..       33,900       101,700
  LTX Corp.*..........................      18,300        83,448
  MKS Instruments, Inc.*..............      10,300       112,476
  Rudolph Technologies, Inc.*.........      18,300       188,307
  Varian Semiconductor Equipment
    Associates, Inc.*.................      25,300       415,932
                                                    ------------
                                                       2,461,277
                                                    ------------
SOAP & CLEANING PRODUCTS -- 0.6%
  Church & Dwight Co., Inc............      18,300       606,645
                                                    ------------
STEEL -- PRODUCERS -- 0.6%
  Steel Dynamics, Inc.*...............      42,900       561,561
                                                    ------------
                                          NUMBER
                                        OF SHARES      VALUE
----------------------------------------------------------------

(CONTINUED)
TELECOMMUNICATIONS EQUIPMENT -- 0.7%
  Harris Corp.........................       6,600  $    221,034
  Plantronics, Inc.*..................      27,000       440,100
                                                    ------------
                                                         661,134
                                                    ------------
TELECOMMUNICATIONS EQUIPMENT FIBER OPTICS -- 0.4%
  Newport Corp.*......................      32,400       365,472
                                                    ------------
TELEVISION -- 1.0%
  Lin TV Corp. Cl. A*.................      20,100       497,475
  Sinclair Broadcast Group Cl. A*.....      34,100       467,170
                                                    ------------
                                                         964,645
                                                    ------------
THEATERS -- 0.4%
  AMC Entertainment, Inc.*............      59,300       438,820
                                                    ------------
THERAPEUTICS -- 2.5%
  Genta, Inc.*........................      34,500       221,490
  Neurocrine Biosciences, Inc.*.......      10,900       446,900
  NPS Pharmaceuticals, Inc.*..........      19,100       392,849
  SangStat Medical Corp.*.............      12,800       267,008
  Scios, Inc.*........................      22,400       570,080
  Trimeris, Inc.*.....................      13,600       604,112
                                                    ------------
                                                       2,502,439
                                                    ------------
TRANSPORT -- TRUCK -- 3.2%
  Arkansas Best Corp.*................      21,500       616,857
  Heartland Express, Inc.*............      13,300       249,242
  J.B. Hunt Transportation
    Services, Inc.*...................      18,300       430,965
  Landstar System, Inc.*..............      13,000       637,325
  Swift Transportation, Inc.*.........      26,100       407,160
  Werner Enterprises, Inc.............      26,800       492,584
  Yellow Corp.*.......................      14,800       436,718
                                                    ------------
                                                       3,270,851
                                                    ------------
TRUCKING & LEASING -- 0.1%
  Ryder System, Inc...................       2,500        62,325
                                                    ------------
TOTAL COMMON STOCK
  (Cost: $115,669,597)............................   100,963,697
                                                    ------------
                                        PRINCIPAL
                                          AMOUNT
----------------------------------------------------------------
TIME DEPOSIT -- 1.2%
----------------------------------------------------------------
  Brown Brothers Harriman
    1.340%, 10/01/02
    (Cost: $1,261,009)................  $1,261,009     1,261,009
                                                    ------------

TOTAL INVESTMENTS -- 100.6%
  (Cost: $116,930,606)............................   102,224,706
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (0.6%)................................      (650,580)
                                                    ------------
NET ASSETS -- 100.0%..............................  $101,574,126
                                                    ------------
                                                    ------------
---------------

  *  Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

LARGE CAP VALUE FUND RETIREMENT SHARES
--------------------------------------------------------------------------------

  MANAGEMENT TEAM: MARK STUCKELMAN, Lead Portfolio Manager; JOHN GRAVES, Investment Analyst; AERUS TRAN, Investment Analyst; MARK P. ROEMER, Product Specialist

  CHIEF INVESTMENT OFFICER:  HORACIO A. VALEIRAS, CFA

  GOAL: The Large Cap Value Fund seeks long-term capital appreciation through investments in a diversified portfolio comprised predominantly of US companies with larger market capitalizations that, in the opinion of the Investment Adviser, are undervalued relative to other market measures.

  MARKET OVERVIEW: US stock prices tumbled during the six months ended September 30, 2002. Concerns about the pace of economic recovery and corporate profit growth precipitated the decline. In addition, doubts about the quality of companies' earnings reports shook investor confidence. Rising tensions between Israel and Palestine and the US and Iraq added to selling pressure.

  Within the universe of US equities, returns for all economic sectors, styles, and capitalization ranges were negative. On a relative basis, small- and large-cap stocks produced similar results, while value issues outperformed growth.

  Weakness in corporate IT spending continued to plague the technology sector. Telecommunications companies struggled with overcapacity, and both telecom and energy utilities faced liquidity problems and corporate governance issues.

  Healthcare and consumer non-durables stocks performed well versus other sectors. Amid economic and stock market weakness, investors gravitated toward the stable demand and profits characteristic of these companies. Financial services stocks, which also held up well, benefited from robust mortgage banking activity and growing expectations the Federal Reserve would lower short-term interest rates before year-end.

  PERFORMANCE: During the six months ended September 30, 2002, the Fund lost 29.36% compared to the Russell 1000 Value Index, down 25.70%, and the S&P 500 Stock Index, off 28.36%.

  PORTFOLIO SPECIFICS: Stock selection in the healthcare, transportation, and telecommunications sectors unfavorably affected results versus the benchmark this period. In healthcare, negative performance was very stock-specific in nature. In transportation, the Fund was hurt by exposure to the airline industry, where revenues did not rebound as quickly as expected after last year's terrorist strikes. And while we avoided some of the hardest-hit telecommunication services names, the telecom stocks the Fund did own came under pressure.

  In contrast, issue selection among consumer services and chemical companies favorably affected returns. Strong-performing holdings included Metro-Goldwyn-Mayer, the motion picture company; Fox Entertainment Group, the TV broadcaster; and Praxair, an industrial gas producer.

  During the period, we took advantage of the steep market sell-off to initiate a number of positions in high-quality companies trading at historically low valuations. These bottom-up stock decisions did not result in any significant changes to industry weights. As of September 30, 2002, the Fund remained well diversified.

  MARKET OUTLOOK: We are optimistic about the return prospects for value stocks and the Fund. The Fed is likely to step up already accommodative monetary policy by cutting rates during the fourth quarter. While near-term risks to the US economy remain, we expect conditions will improve over the coming months, driving corporate earnings higher. Finally, we believe the Fund is well positioned with holdings in fundamentally sound, financially strong companies purchased at compelling valuations.

--------------------------------------------------------------------------------

LARGE CAP VALUE FUND RETIREMENT SHARES -- UNAUDITED
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN LARGE CAP VALUE FUND RETIREMENT SHARES WITH THE RUSSELL 1000 VALUE INDEX.

            ANNUALIZED TOTAL RETURNS
                 As of 9/30/02
                                       SINCE
   1 YEAR           5 YEARS          INCEPTION
   -20.33%           0.66%             9.33%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

         LARGE CAP VALUE FUND
          RETIREMENT SHARES    RUSSELL 1000 VALUE INDEX
4/30/96              $250,000                  $250,000
5/96                 $256,600                  $253,125
6/96                 $263,800                  $253,328
7/96                 $257,600                  $243,752
8/96                 $264,800                  $250,723
9/96                 $278,800                  $260,702
10/96                $288,600                  $270,791
11/96                $311,581                  $290,423
12/96                $310,622                  $286,706
1/97                 $327,247                  $300,611
2/97                 $331,246                  $305,030
3/97                 $316,936                  $294,049
4/97                 $333,350                  $306,399
5/97                 $358,183                  $323,527
6/97                 $369,758                  $337,406
7/97                 $412,900                  $362,779
8/97                 $403,430                  $349,864
9/97                 $428,684                  $370,996
10/97                $412,269                  $360,645
11/97                $425,854                  $376,586
12/97                $436,586                  $387,582
1/98                 $434,531                  $382,078
2/98                 $469,924                  $407,792
3/98                 $500,065                  $432,749
4/98                 $502,805                  $435,648
5/98                 $500,750                  $429,201
6/98                 $511,938                  $434,695
7/98                 $501,864                  $427,000
8/98                 $424,288                  $363,463
9/98                 $448,323                  $384,326
10/98                $479,972                  $414,111
11/98                $502,997                  $433,408
12/98                $524,487                  $448,144
1/99                 $530,983                  $451,729
2/99                 $512,743                  $445,360
3/99                 $522,238                  $454,579
4/99                 $563,217                  $497,037
5/99                 $554,721                  $491,569
6/99                 $570,214                  $505,825
7/99                 $558,719                  $491,004
8/99                 $538,729                  $472,788
9/99                 $516,741                  $456,240
10/99                $546,226                  $482,520
11/99                $530,983                  $478,756
12/99                $570,488                  $481,054
1/00                 $534,848                  $465,372
2/00                 $491,679                  $430,795
3/00                 $545,641                  $483,352
4/00                 $545,641                  $477,745
5/00                 $544,637                  $482,761
6/00                 $520,291                  $460,699
7/00                 $538,362                  $466,458
8/00                 $568,229                  $492,393
9/00                 $576,512                  $496,923
10/00                $605,626                  $509,147
11/00                $581,409                  $490,258
12/00                $613,498                  $514,819
1/01                 $622,847                  $516,827
2/01                 $609,456                  $502,459
3/01                 $591,010                  $484,723
4/01                 $624,616                  $508,474
5/01                 $644,830                  $519,915
6/01                 $634,471                  $508,373
7/01                 $634,471                  $507,305
8/01                 $604,149                  $486,962
9/01                 $556,141                  $452,680
10/01                $553,361                  $448,787
11/01                $593,537                  $474,861
12/01                $605,624                  $486,068
1/02                 $593,023                  $482,325
2/02                 $597,394                  $483,097
3/02                 $627,226                  $505,948
4/02                 $602,538                  $488,594
5/02                 $609,224                  $491,037
6/02                 $563,963                  $462,851
7/02                 $508,672                  $419,806
8/02                 $506,101                  $422,954
9/30/02              $443,095                  $375,922

The graph above shows the value of a hypothetical $250,000 investment in the Fund compared with the Russell 1000 Value Index for the periods indicated. The Fund's Class R shares were first available on May 21, 1999. Performance prior to the introduction of Class R shares reflects the historical performance of the Fund's Class I Shares. Class I and R shares have no sales charge or distribution fee, but Class R shares have a shareholder service fee of .25%. Historical performance returns of the Class I shares do not reflect the shareholder servicing fee applicable to Class R shares which would have made returns slightly lower. The Fund calculates its performance based upon the historical performance of its corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds). Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. The total returns shown above do not show the effects of income taxes on an individual's investment. In most cases, taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Past performance cannot guarantee future results.

The Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values. The unmanaged index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index.

Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2002 -- UNAUDITED
--------------------------------------------------------------------------------
LARGE CAP VALUE FUND

                                           NUMBER
                                          OF SHARES     VALUE
----------------------------------------------------------------
COMMON STOCK -- 99.8%
----------------------------------------------------------------
AEROSPACE/DEFENSE -- 1.0%
  Raytheon Co...........................    13,300   $   389,690
                                                     -----------
AIRLINES -- 0.7%
  Delta Air Lines, Inc..................    27,900       259,191
                                                     -----------
APPLICATIONS SOFTWARE -- 2.1%
  Microsoft Corp.*......................    18,500       808,265
                                                     -----------
BEVERAGES -- NON-ALCOHOLIC -- 2.1%
  PepsiCo, Inc..........................    21,600       798,120
                                                     -----------
BROADCAST SERVICES/PROGRAMMING -- 2.5%
  Fox Entertainment Group Cl. A.*.......    43,800       964,914
                                                     -----------
CHEMICALS -- DIVERSIFIED -- 1.9%
  Dow Chemical Co.......................     5,300       144,743
  PPG Industries, Inc...................    12,700       567,690
                                                     -----------
                                                         712,433
                                                     -----------
COMMERCIAL BANKS -- WESTERN US -- 1.3%
  City National Corp....................    10,200       477,054
                                                     -----------
COMPUTER SERVICES -- 2.3%
  Computer Sciences Corp.*..............    13,100       364,049
  Electronic Data Systems Corp..........    35,600       497,688
                                                     -----------
                                                         861,737
                                                     -----------
CONSUMER PRODUCTS -- MISCELLANEOUS -- 1.3%
  Fortune Brands, Inc...................    10,600       501,274
                                                     -----------
COSMETICS & TOILETRIES -- 3.0%
  Procter & Gamble Co...................    12,800     1,144,064
                                                     -----------
DISTRIBUTION/WHOLESALE -- 1.3%
  W.W. Grainger, Inc....................    11,500       489,325
                                                     -----------
DIVERSIFIED FINANCIAL SERVICES -- 3.2%
  Citigroup, Inc........................    41,300     1,224,545
                                                     -----------
DIVERSIFIED MANUFACTURING OPERATIONS -- 3.6%
  3M Co.................................     7,000       769,790
  Honeywell International, Inc..........    26,900       582,654
                                                     -----------
                                                       1,352,444
                                                     -----------
ELECTRIC -- INTEGRATED -- 4.7%
  Duke Energy Corp......................    34,300       670,565
  FPL Group, Inc........................    12,700       683,260
  P G & E Corp.*........................    39,900       449,274
                                                     -----------
                                                       1,803,099
                                                     -----------
FIDUCIARY BANKS -- 1.7%
  State Street Corp.....................    16,300       629,832
                                                     -----------
FINANCE -- CREDIT CARD -- 1.6%
  Capital One Financial Corp............    17,000       593,640
                                                     -----------
                                           NUMBER
                                          OF SHARES     VALUE
----------------------------------------------------------------

FINANCE -- INVESTMENT BANKERS/BROKERS -- 2.5%
  Goldman Sachs Group, Inc..............     7,300   $   482,019
  Morgan Stanley Dean Witter & Co.......    13,700       464,156
                                                     -----------
                                                         946,175
                                                     -----------
FINANCE -- MORTGAGE LOAN/BANKER -- 1.7%
  Fannie Mae............................    11,100       660,894
                                                     -----------
INDUSTRIAL GASES -- 1.3%
  Praxair, Inc..........................     9,700       495,767
                                                     -----------
INSTRUMENTS -- CONTROLS -- 1.3%
  Johnson Controls, Inc.................     6,200       476,284
                                                     -----------
LIFE/HEALTH INSURANCE -- 3.0%
  John Hancock Financial Services,
    Inc.................................    20,900       581,020
  Lincoln National Corp.................    18,100       552,955
                                                     -----------
                                                       1,133,975
                                                     -----------
MEDICAL -- DRUGS -- 5.5%
  Abbott Laboratories...................    13,000       525,200
  Merck & Co............................    17,700       809,067
  Wyeth.................................    24,500       779,100
                                                     -----------
                                                       2,113,367
                                                     -----------
METAL -- ALUMINUM -- 1.4%
  Alcoa, Inc............................    27,300       526,890
                                                     -----------
MONEY CENTER BANKS -- 3.8%
  Bank of America Corp..................    17,500     1,116,500
  J.P. Morgan Chase.....................    16,700       317,133
                                                     -----------
                                                       1,433,633
                                                     -----------
MOTION PICTURES & SERVICES -- 1.4%
  Metro-Goldwyn-Mayer, Inc.*............    45,300       541,335
                                                     -----------
MULTI-LINE INSURANCE -- 2.4%
  American International Group, Inc.....    17,000       929,900
                                                     -----------
MULTIMEDIA -- 2.7%
  Viacom, Inc. -- Cl. B*................    14,700       596,085
  Walt Disney Co........................    29,300       443,602
                                                     -----------
                                                       1,039,687
                                                     -----------
OFFICE AUTOMATION & EQUIPMENT -- 1.0%
  Pitney Bowes, Inc.....................    13,000       396,370
                                                     -----------
OIL COMPANIES -- EXPLORATION & PRODUCTION -- 1.1%
  Kerr-McGee Corp.......................     9,900       430,056
                                                     -----------
OIL COMPANIES -- INTEGRATED -- 9.2%
  ChevronTexaco Corp....................     8,900       616,325
  ConocoPhillips........................    19,910       920,639
  Exxon Mobil Corp......................    61,800     1,971,420
                                                     -----------
                                                       3,508,384
                                                     -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------

                                           NUMBER
                                          OF SHARES     VALUE
----------------------------------------------------------------
COMMON STOCK (Continued)
----------------------------------------------------------------
PAPER & RELATED PRODUCTS -- 1.3%
  International Paper Co................    14,800   $   494,172
                                                     -----------
PHYSICAL THERAPY/REHABILITATION CENTERS -- 0.5%
  HEALTHSOUTH Corp.*....................    41,800       173,470
                                                     -----------
PROPERTY/CASUALTY INSURANCE -- 3.3%
  Chubb Corp............................    10,900       597,647
  Travelers Property Casualty Corp.
    Cl. A*..............................    51,157       675,272
                                                     -----------
                                                       1,272,919
                                                     -----------
PUBLISHING -- NEWSPAPERS -- 3.2%
  Knight Ridder, Inc....................    11,600       654,356
  Dow Jones & Co........................    14,600       560,786
                                                     -----------
                                                       1,215,142
                                                     -----------
RETAIL -- REGIONAL DEPARTMENT STORES -- 1.7%
  Federated Department Stores, Inc.*....    22,000       647,680
                                                     -----------
SAVINGS & LOANS/THRIFTS -- WESTERN US -- 1.3%
  Washington Mutual, Inc................    16,300       512,961
                                                     -----------
SUPER-REGIONAL BANKS -- US -- 8.3%
  FleetBoston Financial Corp............    19,900       404,567
  KeyCorp...............................    27,100       676,687
  Wachovia Corp.........................    27,200       889,168
  Wells Fargo & Co......................    24,900     1,199,184
                                                     -----------
                                                       3,169,606
                                                     -----------
TELEPHONE -- INTEGRATED -- 6.9%
  AT&T Corp.............................    37,600       451,576
                                           NUMBER
                                          OF SHARES     VALUE
----------------------------------------------------------------

TELEPHONE -- INTEGRATED (CONTINUED)
  Bellsouth Corp........................    38,200   $   701,352
  SBC Communications, Inc...............    29,600       594,960
  Verizon Communications, Inc...........    32,600       894,544
                                                     -----------
                                                       2,642,432
                                                     -----------
TOBACCO -- 0.7%
  Philip Morris Co., Inc................     7,100       275,480
                                                     -----------
TOTAL COMMON STOCK
  (Cost: $44,816,351)..............................   38,046,206
                                                     -----------

                                          PRINCIPAL
                                           AMOUNT
----------------------------------------------------------------
TIME DEPOSIT -- 2.1%
----------------------------------------------------------------
  Bank One Grand Cayman
    1.340%, 10/01/02....................  $160,580       160,580
  Brown Brothers Harriman
    1.340%, 10/01/02....................   665,153       665,153
                                                     -----------
TOTAL TIME DEPOSIT
  (Cost: $825,733).................................      825,733
                                                     -----------

TOTAL INVESTMENTS -- 101.9%
  (Cost: $45,642,084).............................    38,871,939
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (1.9%)................................      (742,464)
                                                     -----------
NET ASSETS -- 100.0%..............................   $38,129,475
                                                     -----------
                                                     -----------
---------------

* Non-income producing securities.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

HIGH YIELD BOND RETIREMENT SHARES
--------------------------------------------------------------------------------

  MANAGEMENT TEAM: DOUGLAS G. FORSYTH, CFA, Lead Portfolio Manager; WILLIAM STICKNEY, Portfolio Manager; MICHAEL E. YEE, Portfolio Manager; JUSTIN KASS, Investment Analyst; ELIZABETH LEMESEVSKI, Investment Analyst

  CHIEF INVESTMENT OFFICER:  HORACIO A. VALEIRAS, CFA

  GOAL: The High Yield Bond Fund seeks to deliver total return via high current income and capital growth from a diversified portfolio consisting primarily of lower-rated US corporate fixed-income securities.

  MARKET OVERVIEW: In the face of a difficult investment environment, high yield bond prices fell during the six months ended September 30, 2002. Despite registering a loss, the high yield bond market outperformed all major equity indices by a wide margin.

  Several factors contributed to this period's decline, including:

  - Aggressive accounting practices resulting in earnings restatements and credit downgrades

  - Rising tensions in the Middle East and the prospect of military action against Iraq

  During the summer months, downward revisions to corporate profit forecasts and signs of a pause in the economic recovery exacerbated already difficult market conditions. As economic reports became increasingly mixed, the yield curve flattened, indicating investors believed economic growth was slower than the Federal Reserve did. While holding short-term interest rates steady this period, the Fed shifted from a neutral stance to an easing bias at its August policy meeting. On another positive note, in July, Congress approved legislation establishing a new accounting oversight board and higher corporate governance standards.

  PERFORMANCE: During the six months ended September 30, 2002, the Fund slipped 3.20%, outperforming the Salomon Smith Barney High Yield Index, which fell 11.06%.

  PORTFOLIO SPECIFICS: Avoiding issues of declining credit quality and strict adherence to our sell discipline were the main reasons the Fund outperformed this period. For example, the Fund had no exposure to WorldCom, the telecommunications giant that filed for bankruptcy in July 2002. Concerns over asset values, the company's lack of industry strength, and the poor visibility of future operating performance kept us from buying its bonds. In addition, the Fund did not own securities issued by troubled telecom equipment makers like Lucent Technologies and Nortel Networks. Finally, the Fund had no exposure to Calpine and AES, two independent power producers facing liquidity pressures. We had owned positions in these issuers in the past, but our sell criteria had caused us to trade out of them.

  Several positive company-specific developments also helped returns. For instance, Sovereign Bancorp was upgraded to investment grade, and Nextel Communications reported better-than-expected earnings and the retirement of $1.5 billion in debt.

  MARKET OUTLOOK: We believe the current turbulence in the market and the threat of war with Iraq make the high yield bond market attractive. Spreads have widened to levels unseen since 1990-1991, when the US economy was in a recession and the Gulf War was underway. In the years following 1991, high yield bonds posted their strongest performance.

  We continue to build the Fund one security at a time, by identifying companies that are opportunistically capitalizing on change. Our focus on company fundamentals, which can only be discovered through intensive credit analysis, will continue to drive the Fund's long-term total return.

--------------------------------------------------------------------------------

HIGH YIELD BOND FUND RETIREMENT SHARES -- UNAUDITED
--------------------------------------------------------------------------------
COMPARISON OF CHANGE IN VALUE OF A $250,000 INVESTMENT IN HIGH YIELD BOND FUND RETIREMENT SHARES WITH THE SALOMON SMITH BARNEY HIGH YIELD INDEX.

            ANNUALIZED TOTAL RETURNS
                 As of 9/30/02
                                       SINCE
   1 YEAR           5 YEARS          INCEPTION
    3.88%            2.44%             6.75%

[CHART]

            HIGH YIELD
             BOND FUND      SALOMON SMITH BARNEY
         Retirement Shares      High Yield Index
7/31/96           $250,000              $250,000
8/96              $256,780              $252,588
9/96              $265,702              $258,511
10/96             $268,927              $261,475
11/96             $273,926              $266,483
12/96             $278,314              $268,592
1/97              $283,685              $270,620
2/97              $289,776              $275,226
3/97              $284,740              $272,389
4/97              $285,969              $274,334
5/97              $298,355              $279,884
6/97              $305,705              $284,607
7/97              $315,198              $291,126
8/97              $318,279              $291,858
9/97              $331,438              $296,966
10/97             $332,537              $299,352
11/97             $336,209              $300,873
12/97             $337,882              $304,022
1/98              $349,162              $310,902
2/98              $353,474              $313,005
3/98              $357,326              $316,384
4/98              $360,503              $318,103
5/98              $361,564              $318,951
6/98              $363,444              $319,664
7/98              $366,798              $322,220
8/98              $346,504              $300,620
9/98              $338,199              $304,327
10/98             $329,809              $300,141
11/98             $349,778              $315,208
12/98             $353,159              $314,980
1/99              $361,234              $319,699
2/99              $360,705              $317,012
3/99              $363,377              $319,693
4/99              $374,002              $326,388
5/99              $369,987              $321,260
6/99              $372,230              $320,539
7/99              $374,483              $321,235
8/99              $371,599              $317,412
9/99              $371,449              $315,015
10/99             $372,224              $312,864
11/99             $380,164              $317,766
12/99             $386,897              $320,438
1/00              $387,057              $317,789
2/00              $390,727              $318,545
3/00              $386,070              $312,065
4/00              $389,146              $313,305
5/00              $385,409              $308,947
6/00              $395,091              $315,884
7/00              $397,567              $319,314
8/00              $397,662              $321,692
9/00              $391,018              $318,242
10/00             $380,924              $308,821
11/00             $364,173              $296,193
12/00             $373,670              $302,248
1/01              $395,912              $322,610
2/01              $400,607              $326,449
3/01              $388,774              $320,508
4/01              $384,930              $315,796
5/01              $386,471              $320,849
6/01              $376,742              $312,026
7/01              $380,702              $317,892
8/01              $383,393              $322,215
9/01              $359,968              $299,016
10/01             $372,020              $308,943
11/01             $383,500              $320,683
12/01             $381,305              $318,630
1/02              $381,006              $320,001
2/02              $379,168              $316,513
3/02              $386,298              $324,932
4/02              $390,526              $330,261
5/02              $390,419              $326,165
6/02              $378,731              $297,430
7/02              $374,197              $283,986
8/02              $378,950              $294,806
9/30/02           $373,937              $288,999

The graph above shows the value of a hypothetical $250,000 investment in the Fund compared with the Salomon Smith Barney High Yield Index ("SSBHY") for the periods indicated. The Fund's Class R shares were first available on July 24, 2000. Performance prior to the introduction of Class R shares reflects the historical performance of the Fund's Class I Shares. Class I and R shares have no sales charge or distribution fee, but Class R shares have a shareholder service fee of .25%. Historical performance returns of the Class I shares do not reflect the shareholder servicing fee applicable to Class R shares which would have made returns slightly lower. The Fund calculates its performance based upon the historical performance of its corresponding series of Nicholas-Applegate Mutual Funds (renamed Pilgrim Mutual Funds), adjusted to reflect all fees and expenses applicable to the Fund's Class I shares. Average annual total return figures include changes in principal value, reinvested dividends, and capital gain distributions. Absent expense limitations, total returns would have been slightly lower. Past performance cannot guarantee future results.

The SSBHY Index captures the performance of below investment-grade debt securities issued by corporations domiciled in the US and Canada. The Index includes cash-pay and deferred-interest securities. The unmanaged index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested income and dividends. One cannot invest directly in an index.

Bond prices, and thus the Fund's share price, generally move in the opposite direction from interest rates. Since markets can go down as well as up, investment return and principal value will fluctuate with market conditions. You may have a gain or loss when you sell your shares.

--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 2002 -- UNAUDITED
--------------------------------------------------------------------------------
HIGH YIELD BOND FUND

                                          PRINCIPAL
                                            AMOUNT       VALUE
-----------------------------------------------------------------
CORPORATE BONDS -- 87.2%
-----------------------------------------------------------------
ADVANCED MATERIALS/PRODUCTS -- 0.9%
  Foamex L.P./Capital Corp.#
    10.750%, 04/01/09...................  $  725,000  $   652,500
                                                      -----------
AEROSPACE/DEFENSE -- EQUIPMENT -- 0.6%
  Alliant Techsystems, Inc. 144A
    8.500%, 05/15/11....................     425,000      451,562
                                                      -----------
APPAREL MANUFACTURERS -- 2.0%
  Phillips Van-Heusen Corp. 144A
    9.500%, 05/01/08....................     745,000      759,900
  Russell Corp.#
    9.250%, 05/01/10....................     725,000      746,750
                                                      -----------
                                                        1,506,650
                                                      -----------
APPLIANCES -- 1.2%
  Salton, Inc.
    10.750%, 12/15/05...................     935,000      860,200
                                                      -----------
AUTO/TRUCK PARTS & EQUIPMENT -- ORIGINAL -- 2.5%
  Dura Operating Corp. Ser. S
    9.000%, 05/01/09....................   1,015,000      936,337
  Lear Corp.
    7.960%, 05/15/05....................     900,000      927,000
                                                      -----------
                                                        1,863,337
                                                      -----------
AUTO/TRUCK PARTS & EQUIPMENT -- REPLACEMENT -- 1.1%
  CSK Auto, Inc.
    12.000%, 06/15/06...................     765,000      809,944
                                                      -----------
BROADCAST SERVICES/PROGRAMMING -- 1.6%
  Echostar DBS Corp. 144A
    9.375%, 02/01/09....................   1,275,000    1,224,000
                                                      -----------
BUILDING -- MAINTENANCE & SERVICE -- 1.1%
  Integrated Electrical Services 144A
    Ser. C
    9.375%, 02/01/09....................     882,000      782,775
                                                      -----------
BUILDING -- RESIDENTIAL/COMMERCIAL -- 1.6%
  Standard-Pacific Corp.
    9.500%, 09/15/10....................   1,160,000    1,171,600
                                                      -----------
CABLE TV -- 2.7%
  Charter Communications Holdings LLC
    10.250%, 01/15/10...................   1,090,000      675,800
  Charter Communications Holdings
    10.000%, 05/15/11...................     480,000      292,800
  LodgeNet Entertainment Corp. 144A
    10.250%, 12/15/06...................   1,115,000    1,059,250
                                                      -----------
                                                        2,027,850
                                                      -----------
CASINO HOTELS -- 2.3%
  Aztar Corp. 144A
    9.000%, 08/15/11....................     445,000      456,125
                                          PRINCIPAL
                                            AMOUNT       VALUE
-----------------------------------------------------------------

CASINO HOTELS (CONTINUED)
  Boyd Gaming Corp.
    9.500%, 07/15/07....................  $1,230,000  $ 1,273,050
                                                      -----------
                                                        1,729,175
                                                      -----------
CASINO SERVICES -- 1.9%
  Alliance Gaming Corp.
    10.000%, 08/01/07...................   1,365,000    1,412,775
                                                      -----------
CELLULAR TELECOMMUNICATIONS -- 4.6%
  Crown Castle International Corp.
    10.750%, 08/01/11...................   1,605,000    1,075,350
  Nextel Communications, Inc.
    12.000%, 11/01/08...................   1,250,000    1,062,500
  Nextel Communications, Inc. 144A
    0.000% (until 10/31/02, thereafter
    9.750% to maturity), 10/31/07.......     625,000      487,500
  Triton PCS, Inc. 144A
    9.375%, 02/01/11....................   1,240,000      843,200
                                                      -----------
                                                        3,468,550
                                                      -----------
COMMERCIAL SERVICES -- 1.3%
  Iron Mountain, Inc. 144A
    8.750%, 09/30/09....................     995,000      999,975
                                                      -----------
CONTAINERS -- PAPER/PLASTIC -- 1.2%
  Stone Container Corp.#
    8.375%, 07/01/12....................     930,000      925,350
                                                      -----------
CRUISE LINES -- 1.2%
  Royal Caribbean Cruises, Ltd.
    8.750%, 02/02/11....................   1,075,000      919,125
                                                      -----------
ELECTRONIC COMPONENTS -- MISCELLANEOUS -- 1.3%
  Stoneridge, Inc.
    11.500%, 05/01/12...................     925,000      943,500
                                                      -----------
ELECTRONIC COMPONENTS -- SEMICONDUCTORS -- 1.5%
  Fairchild Semiconductor Corp.
    10.500%, 02/01/09...................   1,055,000    1,097,200
                                                      -----------
ELECTRONICS -- MILITARY -- 0.3%
  L-3 Communications Corp.#
    7.625%, 06/15/12....................     230,000      238,050
                                                      -----------
FINANCE -- OTHER SERVICES -- 0.8%
  ACME Intermediate Holdings Cl. B
    12.000%, 09/30/05...................     650,000      594,750
                                                      -----------
FOOD -- RETAIL -- 0.8%
  The Great Atlantic & Pacific Tea Co.,
    Inc.
    9.125%, 12/15/11....................     850,000      629,000
                                                      -----------
FOOD -- WHOLESALE/DISTRIBUTION -- 1.1%
  Fleming Cos., Inc.
    10.625%, 07/31/07...................   1,430,000      829,400
                                                      -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------

                                          PRINCIPAL
                                            AMOUNT       VALUE
-----------------------------------------------------------------
CORPORATE BONDS (Continued)
-----------------------------------------------------------------
FUNERAL SERVICES & RELATED ITEMS -- 1.4%
  Stewart Enterprises, Inc.
    10.750%, 07/01/08...................  $  945,000  $ 1,034,775
                                                      -----------
GAMBLING (NON-HOTEL) -- 2.8%
  Argosy Gaming Co.
    10.750%, 06/01/09...................     960,000    1,046,400
  Isle of Capri Casinos, Inc.
    8.750%, 04/15/09....................   1,025,000    1,040,375
                                                      -----------
                                                        2,086,775
                                                      -----------
HAZARDOUS WASTE DISPOSAL -- 0.9%
  Stericycle, Inc. Cl. B
    12.375%, 11/15/09...................     573,000      653,220
                                                      -----------
HOTELS & MOTELS -- 1.4%
  Extended Stay America, Inc.
    9.875%, 06/15/11....................   1,110,000    1,071,150
                                                      -----------
INSTRUMENTS -- SCIENTIFIC -- 1.5%
  Fisher Scientific International
    9.000%, 02/01/08....................     405,000      416,138
  Fisher Scientific International
    8.125%, 05/01/12....................     690,000      700,350
                                                      -----------
                                                        1,116,488
                                                      -----------
MACHINERY -- GENERAL INDUSTRY -- 0.6%
  The Manitowoc Co., Inc.#
    10.500%, 08/01/12...................     455,000      475,475
                                                      -----------
MEDICAL PRODUCTS -- 0.4%
  Hanger Orthopedic Group
    10.375%, 02/15/09...................     310,000      327,050
                                                      -----------
MEDICAL -- DRUGS -- 0.9%
  AaiPharma, Inc.
    11.000%, 04/01/10...................     820,000      701,100
                                                      -----------
MEDICAL -- HMO -- 0.7%
  Rotech Healthcare, Inc.#
    9.500%, 04/01/12....................     575,000      539,063
                                                      -----------
MEDICAL -- HOSPITALS -- 1.4%
  Triad Hospitals Holdings, Inc. 144A
    Ser. B
    11.000%, 05/15/09...................     960,000    1,053,600
                                                      -----------
MEDICAL -- NURSING HOMES -- 2.5%
  Beverly Enterprises, Inc.
    9.000%, 02/15/06....................   1,160,000      968,600
  Extendicare Health Services
    9.350%, 12/15/07....................   1,020,000      919,275
                                                      -----------
                                                        1,887,875
                                                      -----------
MEDICAL -- OUTPATIENT/HOME MEDICAL CARE -- 1.5%
  Select Medical Corp.
    9.500%, 06/15/09....................   1,110,000    1,110,000
                                                      -----------
                                          PRINCIPAL
                                            AMOUNT       VALUE
-----------------------------------------------------------------

METAL PROCESSORS & FABRICATION -- 0.6%
  Jarden Corp.
    9.750%, 05/01/12....................  $  475,000  $   475,000
                                                      -----------
MULTIMEDIA -- 0.9%
  Entravision Communication Corp.
    8.125%, 03/15/09....................     645,000      657,900
                                                      -----------
OIL COMPANIES -- EXPLORATION & PRODUCTION -- 2.0%
  Stone Energy Corp.
    8.250%, 12/15/11....................     575,000      589,375
  Nuevo Energy Co.
    9.500%, 06/01/08....................     935,000      927,988
                                                      -----------
                                                        1,517,363
                                                      -----------
OIL FIELD MACHINERY & EQUIPMENT -- 1.1%
  Lone Star Technologies
    9.000%, 06/01/11....................     925,000      814,000
                                                      -----------
OIL REFINING & MARKETING -- 0.3%
  Clark Refining & Marketing, Inc.
    8.875%, 11/15/07....................     225,000      191,250
                                                      -----------
RACETRACKS -- 1.4%
  Penn National Gaming, Inc.
    11.125%, 03/01/08...................     670,000      720,250
  Penn National Gaming Inc.
    8.875%, 03/15/10....................     315,000      316,575
                                                      -----------
                                                        1,036,825
                                                      -----------
RADIO -- 3.6%
  Cumulus Media, Inc.
    10.375%, 07/01/08...................     675,000      712,125
  Salem Communications Holding Corp.
    144A
    9.000%, 07/01/11....................     945,000      973,350
  Spanish Broadcasting System, Inc.
    9.625%, 11/01/09....................   1,020,000    1,040,400
                                                      -----------
                                                        2,725,875
                                                      -----------
RECREATIONAL CENTERS -- 1.4%
  Bally Total Fitness Holdings Corp.
    Ser. D
    9.875%, 10/15/07....................   1,170,000    1,074,937
                                                      -----------
RENTAL AUTO/EQUIPMENT -- 1.2%
  United Rentals, Inc. 144A Ser. B
    9.500%, 06/01/08....................   1,060,000      895,700
                                                      -----------
RESORTS/THEME PARKS -- 1.2%
  Premier Parks, Inc.
    9.750%, 06/15/07....................   1,030,000      901,250
                                                      -----------
RETAIL -- APPAREL/SHOE -- 0.8%
  Mothers Work, Inc.
    11.250%, 08/01/10...................     615,000      627,300
                                                      -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
HIGH YIELD BOND FUND

                                          PRINCIPAL
                                            AMOUNT       VALUE
-----------------------------------------------------------------
CORPORATE BONDS (Continued)
-----------------------------------------------------------------
RETAIL -- ARTS & CRAFTS -- 1.7%
  Michaels Stores, Inc.
    9.250%, 07/01/09....................  $1,160,000  $ 1,232,500
                                                      -----------
RETAIL -- AUTO PARTS -- 1.5%
  Advance Stores Co., Inc.
    10.250%, 04/15/08...................   1,035,000    1,094,512
                                                      -----------
RETAIL -- AUTOMOBILE -- 1.5%
  United Auto Group, Inc. 144A#
    9.625%, 03/15/12....................   1,080,000    1,090,800
                                                      -----------
RETAIL -- DISCOUNT -- 1.8%
  Tuesday Morning Corp. 144A
    11.000%, 12/15/07...................   1,339,000    1,365,780
                                                      -----------
RETAIL -- HYPERMARKETS -- 0.3%
  Jo-Ann Stores, Inc.
    10.375%, 05/01/07...................     185,000      190,781
                                                      -----------
RETAIL -- MAJOR DEPARTMENT STORES -- 1.5%
  J.C. Penny Co., Inc.
    7.600%, 04/01/07....................   1,125,000    1,085,625
                                                      -----------
RETAIL -- RESTAURANTS -- 2.6%
  Foodmaker, Inc. 144A
    8.375%, 04/15/08....................     845,000      840,775
  Tricon Global Restaurants, Inc.
    8.875%, 04/15/11....................   1,000,000    1,090,000
                                                      -----------
                                                        1,930,775
                                                      -----------
RETAIL -- VIDEO RENTAL -- 1.5%
  Hollywood Entertainment Corp. 144A
    10.625%, 08/15/04...................   1,110,000    1,104,450
                                                      -----------
RETAIL -- VISION SERVICE CENTER -- 1.3%
  Cole National Group, Inc.
    8.625%, 08/15/07....................     675,000      648,000
  Cole National Group, Inc.
    8.875%, 05/15/12....................     355,000      340,800
                                                      -----------
                                                          988,800
                                                      -----------
SAVINGS & LOANS/THRIFTS -- EASTERN US -- 1.6%
  Sovereign Bancorp., Inc.
    8.625%, 03/15/04....................   1,115,000    1,162,658
                                                      -----------
SEMICONDUCTOR EQUIPMENT -- 0.5%
  Amkor Technology, Inc.
    10.500%, 05/01/09...................     860,000      404,200
                                                      -----------
SPECIAL PURPOSE ENTITY -- 1.0%
  Hanger Orthopedic Group
    11.250%, 06/15/09...................     750,000      776,250
                                                      -----------
TELECOMMUNICATIONS SERVICES -- 1.0%
  Pac West Telecom, Inc. 144A
    13.500%, 02/01/09...................     300,000      120,000
                                          PRINCIPAL
                                            AMOUNT       VALUE
-----------------------------------------------------------------

TELECOMMUNICATIONS SERVICES (CONTINUED)
  Time Warner Telecom, Inc. 144A
    10.125%, 02/01/11...................  $1,410,000  $   592,200
                                                      -----------
                                                          712,200
                                                      -----------
TELEVISION -- 1.4%
  Sinclair Broadcast Group
    8.750%, 12/15/11....................     990,000    1,022,175
                                                      -----------
TEXTILE -- HOME FURNISHINGS -- 1.3%
  Interface, Inc.
    9.500%, 11/15/05....................     355,000      346,569
  Interface, Inc.
    10.375%, 02/01/10...................     625,000      630,469
                                                      -----------
                                                          977,038
                                                      -----------
TOYS -- 1.4%
  Hasbro, Inc.
    8.500%, 03/15/06....................   1,060,000    1,081,200
                                                      -----------
VETERINARY DIAGNOSTICS -- 1.2%
  Vicar Operating, Inc.
    9.875%, 12/01/09....................     810,000      866,700
                                                      -----------
TOTAL CORPORATE BONDS
  (Cost: $68,647,892)...............................   65,197,683
                                                      -----------
-----------------------------------------------------------------
FOREIGN CORPORATE BONDS -- 3.5%
-----------------------------------------------------------------
ELECTRONIC COMPONENTS -- MISCELLANEOUS -- 1.4%
  Flextronics International, Ltd. 144A
    9.875%, 07/01/10....................   1,065,000    1,059,675
                                                      -----------
MOTION PICTURES & SERVICES -- 1.5%
  Alliance Atlantis
    Communications, Inc. 144A
    13.000%, 12/15/09...................   1,065,000    1,128,900
                                                      -----------
RESORTS/THEME PARKS -- 0.6%
  Intrawest Corp. 144A
    10.500%, 02/01/10...................     441,000      449,820
                                                      -----------
TOTAL FOREIGN CORPORATE BONDS
  (Cost: $2,595,596)................................    2,638,395
                                                      -----------
-----------------------------------------------------------------
TIME DEPOSIT -- 4.4%
-----------------------------------------------------------------
  Brown Brothers Harriman
    1.340%, 10/01/02
    (Cost: $3,315,482)..................   3,315,482    3,315,482
                                                      -----------

TOTAL INVESTMENTS -- 95.1%
  (Cost: $74,558,970).............................    71,151,560
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 4.9%.............................     3,640,882
                                                     -----------
NET ASSETS -- 100.0%..............................   $74,792,442
                                                     -----------
                                                     -----------
---------------

# Illiquid securities

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                      (This page intentionally left blank)

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
FINANCIAL HIGHLIGHTS -- CONTINUED
For a share outstanding during the period indicated

                                                                           DISTRIBUTIONS FROM:
                                                                        -------------------------
                           NET ASSET        NET          NET REALIZED      NET           NET       NET ASSET
                            VALUE,       INVESTMENT     AND UNREALIZED  INVESTMENT    REALIZED      VALUE,
                           BEGINNING  INCOME (LOSS)(4)   GAINS (LOSS)     INCOME    CAPITAL GAINS   ENDING
------------------------------------------------------------------------------------------------------------
                                         INTERNATIONAL EQUITY FUNDS
WORLDWIDE GROWTH
  For the period ended
    09/30/02 (1)            $13.95         $   --          $ (3.72)           --           --       $10.23
  01/2/02 (commenced) to
    03/31/02                 13.93          (0.02)            0.04            --           --        13.95
GLOBAL SELECT
  For the period ended
    09/30/02 (1)            $13.65         $(0.02)         $ (3.51)           --           --       $10.12
  01/2/02 (commenced) to
    03/31/02                 13.02          (0.02)            0.65            --           --        13.65
INTERNATIONAL CORE GROWTH
  For the period ended
    09/30/02 (1)            $17.07         $ 0.07          $ (3.87)           --           --       $13.27
  For the year ended
    03/31/02                 19.13           0.02            (2.08)           --           --        17.07
  For the year ended
    03/31/01                 31.84          (0.03)          (11.26)           --        (1.42)       19.13
  06/1/99 (commenced) to
    3/31/00                  20.01          (0.20)           12.03            --           --        31.84
INTERNATIONAL GROWTH
  OPPORTUNITIES
  For the period ended
    09/30/02 (1)            $22.71         $ 0.04          $ (4.51)           --           --       $18.24
  01/2/02 (commenced) to
    03/31/02                 22.09          (0.05)            0.67            --           --        22.71
EMERGING COUNTRIES
  For the period ended
    09/30/02 (1)            $12.12         $ 0.01          $ (3.49)           --           --       $ 8.64
  For the year ended
    03/31/02                 11.13             --             0.99            --           --        12.12
  For the year ended
    03/31/01                 23.67           0.07           (10.84)           --        (1.63)       11.13
  6/1/99 (commenced) to
    3/31/00                  15.26          (0.17)            8.58            --           --        23.67

                                             U.S. EQUITY FUNDS
U.S. LARGE CAP SELECT
  GROWTH
  For the period ended
    09/30/02 (1)            $17.96         $(0.05)         $ (5.26)           --           --       $12.65
  For the year ended
    03/31/02                 22.52          (0.16)           (4.40)           --           --        17.96
  For the year ended
    03/31/01                 49.77          (0.32)          (25.90)           --        (1.03)       22.52
  06/1/99 (commenced) to
    03/31/00                 28.61          (0.21)           21.37            --           --        49.77
U.S. EQUITY GROWTH
  For the period ended
    09/30/02 (1)            $11.36         $(0.04)         $ (3.24)           --           --       $ 8.08
  For the year ended
    03/31/02                 13.57          (0.12)           (2.09)           --           --        11.36
  For the year ended
    03/31/01                 41.51          (0.18)          (20.03)           --        (7.73)       13.57
  06/1/99 (commenced) to
    03/31/00                 18.94          (0.09)           22.66            --           --        41.51
EMERGING GROWTH
  For the period ended
    09/30/02 (1)            $ 9.54         $(0.05)         $ (2.81)           --           --       $ 6.68
  For the year ended
    03/31/02                  9.55          (0.07)            0.06            --           --         9.54
  For the year ended
    03/31/01                 27.05          (0.06)          (12.36)           --        (5.08)        9.55
  06/1/99 (commenced) to
    03/31/00                 13.86          (0.15)           13.69            --        (0.35)       27.05
LARGE CAP VALUE
  For the period ended
    09/30/02 (1)            $24.39         $ 0.08          $ (7.24)           --           --       $17.23
  For the year ended
    03/31/02                 23.39           0.15             1.26         (0.04)       (0.37)       24.39
  For the year ended
    03/31/01                 21.74           0.18             1.63         (0.16)          --        23.39
  06/1/99 (commenced) to
    3/31/00                  22.33           0.12            (0.71)           --           --        21.74

                                          U.S. FIXED INCOME FUNDS
HIGH YIELD BOND
  For the period ended
    09/30/02 (1)(2)         $ 9.81         $ 0.35          $ (0.63)       $(0.43)          --       $ 9.10
  For the year ended
    03/31/02 (3)             10.83           0.83            (0.92)        (0.93)          --         9.81
  08/15/00 (commenced) to
    03/31/01                 11.85           0.81            (1.02)        (0.81)          --        10.83

----------------------------------------

(1)  Unaudited.
(2) Effective April 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for the Investment Companies and began amortizing premium on debt securities. The effect of this change for the High Yield Bond Fund for the period ended September 30, 2002 was to decrease net investment income per share by $0.01, increase net realized and unrealized gains and losses per share by $0.01, and decrease the ratio of net investment income to average net assets to 7.32% from 7.49%. Per share, ratios and supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(3) Effective April 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for the Investment Companies and began amortizing premium on debt securities. The effect of this change for the High Yield Bond Fund for the year ended March 31, 2002 was to decrease net investment income per share by $0.02, increase net realized and unrealized gains and losses per share by $0.02, and decrease the ratio of net investment income to average net assets to 8.20% from 8.35%. Per share, ratios and supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(4) Net investment income per share is calculated by dividing net investment income for the period by the average shares outstanding during the period.
(5)  Total returns are not annualized for periods less than one year.
(6) On May 17, 2002 the Board of Trustees approved an amendment to the Expense Limitation Agreement whereby overall operating expenses of the Worldwide Growth, Global Select, International Core Growth, Emerging Countries, US Large Cap Select Growth, and Large Cap Value excluding taxes, interest, brokerage and extraordinary expenses, do not exceed 1.25%, 1.30%, 1.40%, 1.75%, 1.15% and 1.10% representing a 0.35%, 0.15%, 0.25%, 0.15%, 0.10% and
     0.15% decrease in the Fund's expense cap, respectively.
(7) On May 18, 2001 the Board of Trustees approved an amendment to the Expense Limitation Agreement whereby overall operating expenses of the Emerging Growth, excluding taxes, interest, brokerage and extraordinary expenses, do not exceed 1.50% representing a .08% increase in the Fund's expense cap.
(8) Ratios are annualized for periods of less than one year. Expense reimbursements reflect voluntary reductions to total expenses, as discussed in the notes to financial statements. Such amounts would decrease net investment income (loss) ratios had such reductions not occurred.
(9) This calculation includes expenses not part of the expense reimbursement calculation.
(10) Actual amount.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                                 RATIOS TO AVERAGE NET ASSETS(8)
                                      ------------------------------------------------------
                                                                   EXPENSE                     FUND'S
                                           NET                 (REIMBURSEMENTS)               PORTFOLIO  NET ASSETS
                             TOTAL     INVESTMENT     TOTAL    ----------------      NET      TURNOVER     ENDING
                           RETURN(5)  INCOME (LOSS)  EXPENSES     RECOUPMENT     EXPENSES(9)    RATE     (IN 000'S)
--------------------------------------------------------------------------------------------------------------------
                                             INTERNATIONAL EQUITY FUNDS
WORLDWIDE GROWTH
  For the period ended
    09/30/02 (1)            (26.67%)          --       1.69%          (0.26%)        1.43%(6)    111%    $   110(10)
  01/2/02 (commenced) to
    03/31/02                  0.43%        (0.66%)     1.63%          (0.03%)        1.60%       280%        150(10)
GLOBAL SELECT
  For the period ended
    09/30/02 (1)            (25.92%)       (0.28%)     1.61%          (0.19%)        1.42%(6)    129%    $   117(10)
  01/2/02 (commenced) to
    03/31/02                  5.16%        (0.70%)     1.56%          (0.11%)        1.45%       401%        157(10)
INTERNATIONAL CORE GROWTH
  For the period ended
    09/30/02 (1)            (22.26%)        0.84%      1.63%          (0.10%)        1.53%(6)     99%    $ 8,907
  For the year ended
    03/31/02                (10.77%)       (0.09%)     1.61%           0.01%         1.62%       232%     11,199
  For the year ended
    03/31/01                (36.17%)       (0.13%)     1.58%           0.08%         1.66%       234%     11,216
  06/1/99 (commenced) to
    3/31/00                  59.14%        (0.82%)     1.61%           0.04%         1.65%       158%     15,571
INTERNATIONAL GROWTH
  OPPORTUNITIES
  For the period ended
    09/30/02 (1)            (19.68%)        0.41%      1.69%          (0.05%)        1.64%        67%    $   124(10)
  01/2/02 (commenced) to
    03/31/02                  3.27%        (1.02%)     1.64%           0.00%         1.64%       168%        154(10)
EMERGING COUNTRIES
  For the period ended
    09/30/02 (1)            (28.71%)        0.09%      2.28%          (0.42%)        1.86%(6)    127%    $    85(10)
  For the year ended
    03/31/02                  8.89%         0.04%      2.11%          (0.20%)        1.91%       260%        120(10)
  For the year ended
    03/31/01                (47.01%)       (0.40%)     1.91%           0.10%         2.01%       244%        117(10)
  6/1/99 (commenced) to
    3/31/00                  55.11%        (1.26%)     1.99%          (0.05%)        1.94%       178%          1(10)

                                                 U.S. EQUITY FUNDS
U.S. LARGE CAP SELECT
  GROWTH
  For the period ended
    09/30/02 (1)            (29.57%)       (0.71%)     1.40%          (0.19%)        1.21%(6)     88%    $26,769
  For the year ended
    03/31/02                (20.25%)       (0.79%)     1.35%          (0.10%)        1.25%       224%     38,386
  For the year ended
    03/31/01                (53.35%)       (0.80%)     1.32%          (0.07%)        1.25%       160%     41,730
  06/1/99 (commenced) to
    03/31/00                 73.98%        (0.69%)     1.42%          (0.15%)        1.27%       154%     83,785
U.S. EQUITY GROWTH
  For the period ended
    09/30/02 (1)            (28.87%)       (0.95%)     1.40%          (0.15%)        1.25%        88%    $    11
  For the year ended
    03/31/02                (16.29%)       (0.94%)     1.32%          (0.07%)        1.25%       154%         13
  For the year ended
    03/31/01                (54.03%)       (0.86%)     1.34%          (0.09%)        1.25%       186%         68
  06/1/99 (commenced) to
    03/31/00                119.11%        (0.73%)     1.23%          (0.21%)        1.02%       115%         14
EMERGING GROWTH
  For the period ended
    09/30/02 (1)            (29.98%)       (1.19%)     1.64%          (0.13%)        1.51%        66%    $ 2,966
  For the year ended
    03/31/02                 (0.10%)       (0.73%)     1.59%(7)        (0.11%)       1.48%       138%      4,597
  For the year ended
    03/31/01                (49.67%)       (0.32%)     1.55%          (0.12%)        1.43%       120%      3,577
  06/1/99 (commenced) to
    03/31/00                 98.68%        (0.91%)     1.62%          (0.20%)        1.42%        88%      5,861
LARGE CAP VALUE
  For the period ended
    09/30/02 (1)            (29.36%)        0.77%      1.45%          (0.25%)        1.20%(6)     71%    $ 7,866
  For the year ended
    03/31/02                  6.13%         0.63%      1.39%          (0.13%)        1.26%        99%     11,423
  For the year ended
    03/31/01                  8.31%         0.78%      1.47%          (0.20%)        1.27%       120%      9,838
  06/1/99 (commenced) to
    3/31/00                  (2.21%)        0.70%      1.52%          (0.26%)        1.26%       140%      7,700

                                              U.S. FIXED INCOME FUNDS
HIGH YIELD BOND
  For the period ended
    09/30/02 (1)(2)          (3.20%)        7.32%      1.23%          (0.25%)        0.98%        31%    $   126(10)
  For the year ended
    03/31/02 (3)             (0.64%)        8.20%      1.26%          (0.27%)        0.99%       113%        132(10)
  08/15/00 (commenced) to
    03/31/01                  0.58%        11.29%      1.49%          (0.46%)        1.03%       132%        157(10)

----------------------------------------

(1)  Unaudited.
(2) Effective April 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for the Investment Companies and began amortizing premium on debt securities. The effect of this change for the High Yield Bond Fund for the period ended September 30, 2002 was to decrease net investment income per share by $0.01, increase net realized and unrealized gains and losses per share by $0.01, and decrease the ratio of net investment income to average net assets to 7.32% from 7.49%. Per share, ratios and supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(3) Effective April 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for the Investment Companies and began amortizing premium on debt securities. The effect of this change for the High Yield Bond Fund for the year ended March 31, 2002 was to decrease net investment income per share by $0.02, increase net realized and unrealized gains and losses per share by $0.02, and decrease the ratio of net investment income to average net assets to 8.20% from 8.35%. Per share, ratios and supplemental data for the periods prior to January 1, 2001 have not been restated to reflect this change in presentation.
(4) Net investment income per share is calculated by dividing net investment income for the period by the average shares outstanding during the period.
(5)  Total returns are not annualized for periods less than one year.
(6) On May 17, 2002 the Board of Trustees approved an amendment to the Expense Limitation Agreement whereby overall operating expenses of the Worldwide Growth, Global Select, International Core Growth, Emerging Countries, US Large Cap Select Growth, and Large Cap Value excluding taxes, interest, brokerage and extraordinary expenses, do not exceed 1.25%, 1.30%, 1.40%, 1.75%, 1.15% and 1.10% representing a 0.35%, 0.15%, 0.25%, 0.15%, 0.10% and
     0.15% decrease in the Fund's expense cap, respectively.
(7) On May 18, 2001 the Board of Trustees approved an amendment to the Expense Limitation Agreement whereby overall operating expenses of the Emerging Growth, excluding taxes, interest, brokerage and extraordinary expenses, do not exceed 1.50% representing a .08% increase in the Fund's expense cap.
(8) Ratios are annualized for periods of less than one year. Expense reimbursements reflect voluntary reductions to total expenses, as discussed in the notes to financial statements. Such amounts would decrease net investment income (loss) ratios had such reductions not occurred.
(9) This calculation includes expenses not part of the expense reimbursement calculation.
(10) Actual amount.

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
SEPTEMBER 30, 2002 (UNAUDITED)

                             WORLDWIDE       GLOBAL      INTERNATIONAL
                              GROWTH         SELECT       CORE GROWTH
ASSETS
Investments, at value*     $ 53,359,076   $ 47,999,416   $ 223,033,596
Foreign currencies, at
  value**                       104,211        444,027             999
Cash                            202,500        440,355              --
Cash collateral received
  for securities loaned       1,243,185      1,378,040      14,846,240
Receivables:
  Investment securities
    sold                      6,324,748      4,439,115       3,857,207
  Capital shares sold               137             --       1,401,362
  Dividends                      89,624         43,620         570,774
  Foreign taxes
    receivable                   16,655          5,386         142,521
  Interest                           27             --              --
  From investment advisor            --             --              --
Other assets                      8,047          2,134          25,576
                           ------------   ------------   -------------
    Total assets             61,348,210     54,752,093     243,878,275
                           ------------   ------------   -------------
LIABILITIES
Payables:
  Bank overdraft           $         --   $         --   $     300,143
  Investments purchased       4,579,511      3,837,772       6,457,360
  Capital shares redeemed            --        185,512         190,664
  Collateral on
    securities loaned         1,243,185      1,378,040      14,846,240
  Dividends                          --             --              --
  To investment advisor          27,326         22,110         144,519
Unrealized loss on
  forward currency
  contracts                          --             --              --
Other Liabilites                 89,556         47,865         226,650
                           ------------   ------------   -------------
    Total Liabilities         5,939,578      5,471,299      22,165,576
                           ------------   ------------   -------------
NET ASSETS                   55,408,632     49,280,794     221,712,699
                           ------------   ------------   -------------
                           ------------   ------------   -------------

   * Investments, at cost    57,482,168     51,175,232     248,450,994
                           ------------   ------------   -------------
                           ------------   ------------   -------------
  ** Foreign currencies,
    at cost                     103,361        451,790           1,000
                           ------------   ------------   -------------
                           ------------   ------------   -------------
NET ASSETS CONSIST OF:
Paid-in capital            $121,890,343   $ 65,586,163   $ 367,363,299
Undistributed net
  investment income
  (loss)                         99,846        (34,430)      1,344,025
Accumulated net realized
  gain (loss) on
  investments and foreign
  currencies                (62,466,130)   (13,092,470)   (121,568,354)
Net unrealized
  appreciation
  (depreciation) of
  investments and of
  other assets
  and liabilities
  denominated in foreign
  currencies                 (4,115,427)    (3,178,469)    (25,426,271)
                           ------------   ------------   -------------
Net Assets applicable to
  all shares outstanding   $ 55,408,632   $ 49,280,794   $ 221,712,699
                           ------------   ------------   -------------
                           ------------   ------------   -------------
Net Assets of Retirement
  shares                            110            117       8,906,797
Net Assets of
  Institutional Shares     $ 55,408,522   $ 49,280,677   $ 212,805,902
                           ------------   ------------   -------------
                           ------------   ------------   -------------
Retirement Shares
  outstanding                        11             12         671,425
Institutional Shares
  outstanding                 5,401,070      4,861,760      15,923,779
                           ------------   ------------   -------------
                           ------------   ------------   -------------
Net Asset Value --
  Retirement Share         $      10.23   $      10.12   $       13.27
Net Asset Value --
  Institutional Share      $      10.26   $      10.14   $       13.36
                           ------------   ------------   -------------
                           ------------   ------------   -------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                              INTERNATIONAL          EMERGING          U.S. LARGE CAP        U.S. EQUITY         EMERGING
                           GROWTH OPPORTUNITIES      COUNTRIES          SELECT GROWTH           GROWTH            GROWTH
ASSETS
Investments, at value*        $129,829,147        $  69,988,455        $  63,369,330        $ 70,300,022      $102,224,706
Foreign currencies, at
  value**                        1,261,700            2,309,462                   --                  --                --
Cash                                    --            1,832,451              773,415                  --                --
Cash collateral received
  for securities loaned         22,966,389            2,101,220            1,608,255                  --           289,170
Receivables:
  Investment securities
    sold                         2,850,809            4,844,550              127,535           3,140,934           596,684
  Capital shares sold              963,791              848,238                  929                 695            83,055
  Dividends                        268,649              222,409               16,923              13,815            31,901
  Foreign taxes
    receivable                      65,989                3,572                   --                  --                --
  Interest                              --                   --                   --                  --                --
  From investment advisor               --                   --                   --                  --                --
Other assets                        17,485               21,369               14,453              15,286            17,588
                              ------------        -------------        -------------        ------------      ------------
    Total assets               158,223,959           82,171,726           65,910,840          73,470,752       103,243,104
                              ------------        -------------        -------------        ------------      ------------
LIABILITIES
Payables:
  Bank overdraft              $    772,591        $          --        $          --        $     34,178      $     52,317
  Investments purchased          1,998,632            5,722,360              507,852           2,987,445         1,122,998
  Capital shares redeemed          364,688            1,899,770            3,778,365              21,799            17,202
  Collateral on
    securities loaned           22,966,389            2,101,220            1,608,255                  --           289,170
  Dividends                             --                   --                   --                  --                --
  To investment advisor            108,632               25,974               31,014              35,618            68,260
Unrealized loss on
  forward currency
  contracts                             --                   --                   --                  --                --
Other Liabilites                   195,930              219,851               64,939              79,147           119,031
                              ------------        -------------        -------------        ------------      ------------
    Total Liabilities           26,406,862            9,969,175            5,990,425           3,158,187         1,668,978
                              ------------        -------------        -------------        ------------      ------------
NET ASSETS                     131,817,097           72,202,551           59,920,415          70,312,565       101,574,126
                              ------------        -------------        -------------        ------------      ------------
                              ------------        -------------        -------------        ------------      ------------

   * Investments, at cost      143,500,066           77,530,977           69,319,964          68,185,080       116,930,606
                              ------------        -------------        -------------        ------------      ------------
                              ------------        -------------        -------------        ------------      ------------
  ** Foreign currencies,
    at cost                      1,327,062            2,334,012                   --                  --                --
                              ------------        -------------        -------------        ------------      ------------
                              ------------        -------------        -------------        ------------      ------------
NET ASSETS CONSIST OF:
Paid-in capital               $232,371,901        $ 182,002,871        $ 169,616,392        $160,071,708      $202,509,208
Undistributed net
  investment income
  (loss)                           578,207             (109,793)            (217,145)           (316,698)         (666,652)
Accumulated net realized
  gain (loss) on
  investments and foreign
  currencies                   (87,404,723)        (102,088,838)        (103,528,198)        (91,557,387)      (85,562,530)
Net unrealized
  appreciation
  (depreciation) of
  investments and of
  other assets
  and liabilities
  denominated in foreign
  currencies                   (13,728,288)          (7,601,689)          (5,950,634)          2,114,942       (14,705,900)
                              ------------        -------------        -------------        ------------      ------------
Net Assets applicable to
  all shares outstanding      $131,817,097        $  72,202,551        $  59,920,415        $ 70,312,565      $101,574,126
                              ------------        -------------        -------------        ------------      ------------
                              ------------        -------------        -------------        ------------      ------------
Net Assets of Retirement
  shares                               124                   85           26,769,043              10,681         2,965,743
Net Assets of
  Institutional Shares        $131,816,973        $  72,202,466        $  33,151,372        $ 70,301,884      $ 98,608,383
                              ------------        -------------        -------------        ------------      ------------
                              ------------        -------------        -------------        ------------      ------------
Retirement Shares
  outstanding                            7                   10            2,116,022               1,321           443,789
Institutional Shares
  outstanding                    7,222,810            8,355,873            2,599,970           8,651,882        14,662,943
                              ------------        -------------        -------------        ------------      ------------
                              ------------        -------------        -------------        ------------      ------------
Net Asset Value --
  Retirement Share            $      18.24        $        8.64        $       12.65        $       8.08      $       6.68
Net Asset Value --
  Institutional Share         $      18.25        $        8.64        $       12.75        $       8.13      $       6.73
                              ------------        -------------        -------------        ------------      ------------
                              ------------        -------------        -------------        ------------      ------------

                              LARGE CAP       HIGH YIELD
                                VALUE            BOND
ASSETS
Investments, at value*      $38,871,939      $71,151,560
Foreign currencies, at
  value**                            --               --
Cash                                 --               --
Cash collateral received
  for securities loaned              --               --
Receivables:
  Investment securities
    sold                      1,283,724        2,799,208
  Capital shares sold             4,380               --
  Dividends                      42,733               --
  Foreign taxes
    receivable                       --               --
  Interest                           --        1,944,764
  From investment advisor            --               --
Other assets                      9,460            9,787
                            -----------      -----------
    Total assets             40,212,236       75,905,319
                            -----------      -----------
LIABILITIES
Payables:
  Bank overdraft            $   113,411      $   977,220
  Investments purchased       1,712,387               --
  Capital shares redeemed       198,538               --
  Collateral on
    securities loaned                --               --
  Dividends                          --           47,675
  To investment advisor          12,274           22,783
Unrealized loss on
  forward currency
  contracts                          --               --
Other Liabilites                 46,151           65,199
                            -----------      -----------
    Total Liabilities         2,082,761        1,112,877
                            -----------      -----------
NET ASSETS                   38,129,475       74,792,442
                            -----------      -----------
                            -----------      -----------
   * Investments, at cost    45,642,084       74,558,970
                            -----------      -----------
                            -----------      -----------
  ** Foreign currencies,
    at cost                          --               --
                            -----------      -----------
                            -----------      -----------
NET ASSETS CONSIST OF:
Paid-in capital             $51,485,731      $87,951,299
Undistributed net
  investment income
  (loss)                        752,252         (105,666)
Accumulated net realized
  gain (loss) on
  investments and foreign
  currencies                 (7,338,363)      (9,663,214)
Net unrealized
  appreciation
  (depreciation) of
  investments and of
  other assets
  and liabilities
  denominated in foreign
  currencies                 (6,770,145)      (3,389,977)
                            -----------      -----------
Net Assets applicable to
  all shares outstanding    $38,129,475      $74,792,442
                            -----------      -----------
                            -----------      -----------
Net Assets of Retirement
  shares                      7,865,795              126
Net Assets of
  Institutional Shares      $30,263,680      $74,792,316
                            -----------      -----------
                            -----------      -----------
Retirement Shares
  outstanding                   456,493               14
Institutional Shares
  outstanding                 1,748,967        8,115,697
                            -----------      -----------
                            -----------      -----------
Net Asset Value --
  Retirement Share          $     17.23      $      9.10
Net Asset Value --
  Institutional Share       $     17.30      $      9.22
                            -----------      -----------
                            -----------      -----------

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
STATEMENTS OF OPERATIONS
PERIOD ENDED SEPTEMBER 30, 2002 (UNAUDITED)

                                            WORLDWIDE       GLOBAL      INTERNATIONAL
                                             GROWTH         SELECT       CORE GROWTH
INVESTMENT INCOME
Dividends, net of foreign taxes*          $    466,328   $    230,025   $  2,612,964
Interest                                        12,003          3,360         98,819
Securities Lending                              24,454          1,154         55,485
                                          ------------   ------------   ------------
  Total Income                                 502,785        234,539      2,767,268
                                          ------------   ------------   ------------
EXPENSES
Advisory fee                                   346,605        166,983      1,191,906
Accounting and administration fees              28,407         26,072         59,134
Custodian fees                                  54,476         34,760        132,118
Transfer agent fees and expenses                16,690         11,650         43,819
Shareholder servicing fees                          --             --         13,191
Administrative services                         34,661         20,873        119,191
Professional fees                               12,599          6,509         38,046
Shareholder reporting                            6,306          3,262         20,480
Registration fees                                3,410          1,726         16,334
Trustees' fees and expenses                      2,472          1,125          7,216
Interest and credit facility fee                 4,249         10,792          2,301
Insurance                                        5,065             --         10,477
Miscellaneous                                    4,233          1,517          6,887
                                          ------------   ------------   ------------
    Total Expenses                             519,173        285,269      1,661,100
Expenses (reimbursed)/recouped                (103,580)       (39,318)      (126,502)
                                          ------------   ------------   ------------
  Net Expenses                                 415,593        245,951      1,534,598
                                          ------------   ------------   ------------
NET INVESTMENT INCOME (LOSS)                    87,192        (11,412)     1,232,670
                                          ------------   ------------   ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Realized gain from:
  Securities                                (9,789,059)    (5,493,344)   (20,306,762)
  Foreign currency transactions               (114,044)       (44,324)    (1,060,494)
                                          ------------   ------------   ------------
    Net realized gain (loss)                (9,903,103)    (5,537,668)   (21,367,256)
                                          ------------   ------------   ------------
Change in unrealized appreciation
  (depreciation) of:
  Investments                              (10,918,733)    (7,349,365)   (40,165,588)
  Other assets and liabilities
    denominated in foreign currencies           20,799         (4,749)       107,609
                                          ------------   ------------   ------------
      Net unrealized appreciation
        (depreciation)                     (10,897,934)    (7,354,114)   (40,057,979)
                                          ------------   ------------   ------------
NET GAIN (LOSS) ON INVESTMENTS             (20,801,037)   (12,891,782)   (61,425,235)
                                          ------------   ------------   ------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS               $(20,713,845)  $(12,903,194)  $(60,192,565)
                                          ------------   ------------   ------------
                                          ------------   ------------   ------------
   *Foreign taxes withheld                $     49,435   $     21,588   $    337,078
                                          ------------   ------------   ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                             INTERNATIONAL          EMERGING         U.S. LARGE CAP        U.S. EQUITY
                                          GROWTH OPPORTUNITIES     COUNTRIES          SELECT GROWTH           GROWTH
INVESTMENT INCOME
Dividends, net of foreign taxes*             $  1,419,378        $  1,024,323         $    179,278        $    110,345
Interest                                           66,283               3,853                9,496              17,613
Securities Lending                                122,123               7,197                3,249               3,766
                                             ------------        ------------         ------------        ------------
  Total Income                                  1,607,784           1,035,373              192,023             131,724
                                             ------------        ------------         ------------        ------------
EXPENSES
Advisory fee                                      777,195             673,807              288,806             334,956
Accounting and administration fees                 54,243              47,244               33,545              36,658
Custodian fees                                    149,570             242,401               13,701              18,840
Transfer agent fees and expenses                   30,285              24,137               25,367              29,270
Shareholder servicing fees                             --                  --               39,412                  14
Administrative services                            77,719              53,905               38,508              44,661
Professional fees                                  28,275              24,359               13,001              15,719
Shareholder reporting                              13,184               9,895                7,212               8,268
Registration fees                                   8,304              14,140                9,587              11,405
Trustees' fees and expenses                         4,855               3,554                2,621               3,049
Interest and credit facility fee                    4,176              11,366                1,656                 999
Insurance                                           9,256               7,062                4,818               7,675
Miscellaneous                                       6,710              33,998                2,708               4,082
                                             ------------        ------------         ------------        ------------
    Total Expenses                              1,163,772           1,145,868              480,942             515,596
Expenses (reimbursed)/recouped                    (58,272)           (237,633)             (71,774)            (67,174)
                                             ------------        ------------         ------------        ------------
  Net Expenses                                  1,105,500             908,235              409,168             448,422
                                             ------------        ------------         ------------        ------------
NET INVESTMENT INCOME (LOSS)                      502,284             127,138             (217,145)           (316,698)
                                             ------------        ------------         ------------        ------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Realized gain from:
  Securities                                   (8,575,185)         (5,278,613)         (13,744,442)        (21,258,533)
  Foreign currency transactions                  (806,565)           (111,044)                  --                  --
                                             ------------        ------------         ------------        ------------
    Net realized gain (loss)                   (9,381,750)         (5,389,657)         (13,744,442)        (21,258,533)
                                             ------------        ------------         ------------        ------------
Change in unrealized appreciation
  (depreciation) of:
  Investments                                 (25,133,998)        (26,858,910)         (12,927,318)         (9,746,027)
  Other assets and liabilities
    denominated in foreign currencies              23,447             (69,183)                  --                  --
                                             ------------        ------------         ------------        ------------
      Net unrealized appreciation
        (depreciation)                        (25,110,551)        (26,928,093)         (12,927,318)         (9,746,027)
                                             ------------        ------------         ------------        ------------
NET GAIN (LOSS) ON INVESTMENTS                (34,492,301)        (32,317,750)         (26,671,760)        (31,004,560)
                                             ------------        ------------         ------------        ------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                  $(33,990,017)       $(32,190,612)        $(26,888,905)       $(31,321,258)
                                             ------------        ------------         ------------        ------------
                                             ------------        ------------         ------------        ------------
   *Foreign taxes withheld                   $    182,826        $     82,661         $        (14)       $         --
                                             ------------        ------------         ------------        ------------

                                              EMERGING         LARGE CAP        HIGH YIELD
                                               GROWTH            VALUE             BOND
INVESTMENT INCOME
Dividends, net of foreign taxes*           $    178,609      $    489,005      $        --
Interest                                         26,508             7,734        3,275,166
Securities Lending                               11,292                --            1,683
                                           ------------      ------------      -----------
  Total Income                                  216,409           496,739        3,276,849
                                           ------------      ------------      -----------
EXPENSES
Advisory fee                                    698,742           190,595          216,240
Accounting and administration fees               49,138            25,316           27,210
Custodian fees                                   45,727            11,320           23,770
Transfer agent fees and expenses                 35,564            17,851           17,811
Shareholder servicing fees                        4,716            12,289               --
Administrative services                          69,874            25,413           36,040
Professional fees                                24,096             8,277           11,413
Shareholder reporting                            13,192             5,242            6,110
Registration fees                                11,234            10,184           15,854
Trustees' fees and expenses                       4,769             1,550            2,020
Interest and credit facility fee                  3,615             3,610            1,667
Insurance                                         8,522             2,039            1,281
Miscellaneous                                     5,122             2,059            2,068
                                           ------------      ------------      -----------
    Total Expenses                              974,311           315,745          361,484
Expenses (reimbursed)/recouped                  (91,250)          (62,587)         (88,717)
                                           ------------      ------------      -----------
  Net Expenses                                  883,061           253,158          272,767
                                           ------------      ------------      -----------
NET INVESTMENT INCOME (LOSS)                   (666,652)          243,581        3,004,082
                                           ------------      ------------      -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
Realized gain from:
  Securities                                (18,847,393)       (4,773,663)        (425,071)
  Foreign currency transactions                      --                --               --
                                           ------------      ------------      -----------
    Net realized gain (loss)                (18,847,393)       (4,773,663)        (425,071)
                                           ------------      ------------      -----------
Change in unrealized appreciation
  (depreciation) of:
  Investments                               (31,170,661)      (12,025,184)      (4,565,296)
  Other assets and liabilities
    denominated in foreign currencies                --                --               --
                                           ------------      ------------      -----------
      Net unrealized appreciation
        (depreciation)                      (31,170,661)      (12,025,184)      (4,565,296)
                                           ------------      ------------      -----------
NET GAIN (LOSS) ON INVESTMENTS              (50,018,054)      (16,798,847)      (4,990,367)
                                           ------------      ------------      -----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                $(50,684,706)     $(16,555,266)     $(1,986,285)
                                           ------------      ------------      -----------
                                           ------------      ------------      -----------
   *Foreign taxes withheld                 $        697      $         --      $        --
                                           ------------      ------------      -----------

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
PERIODS ENDED SEPTEMBER 30, 2002 AND MARCH 31, 2002

                                   WORLDWIDE GROWTH                   GLOBAL SELECT
                           -----------------------------------------------------------------
                            SEPTEMBER 30,                     SEPTEMBER 30,
                                 2002          MARCH 31,           2002          MARCH 31,
                             (UNAUDITED)          2002         (UNAUDITED)         2002
                           ----------------  --------------  ----------------  -------------
INCREASE (DECREASE) IN
  NET ASSETS
  FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                  $     87,192     $    (86,677)    $    (11,412)    $  (135,875)
  Net realized gain
    (loss)                    (9,903,103)     (32,000,167)      (5,537,668)     (5,333,672)
  Net unrealized
    appreciation
    (depreciation)           (10,897,934)      20,749,705       (7,354,114)      5,325,253
                            ------------     ------------     ------------     -----------
    Net increase
      (decrease) in net
      assets from
      investment
      operations             (20,713,845)     (11,337,139)     (12,903,194)       (144,294)
                            ------------     ------------     ------------     -----------
DISTRIBUTIONS TO
  SHAREHOLDERS:
  From net investment
    income
    Retirement Class                  --               --               --              --
    Institutional Class               --               --               --              --
  From net realized gains
    Retirement Class                  --               --               --              --
    Institutional Class               --               --               --              --
                            ------------     ------------     ------------     -----------
    Total distributions               --               --               --              --
                            ------------     ------------     ------------     -----------
FROM CAPITAL SHARE
  TRANSACTIONS:
  Proceeds from shares
    sold
    Retirement Class                  --              150               --             150
    Institutional Class        3,258,517       17,820,995       27,616,225      33,703,058
  Distributions
    reinvested
    Retirement Class                  --               --               --              --
    Institutional Class               --               --               --              --
  Cost of shares redeemed
    Retirement Class                  --               --               --              --
    Institutional Class       (5,510,987)     (26,826,716)      (6,651,294)     (7,363,152)
                            ------------     ------------     ------------     -----------
    Net increase
      (decrease) in net
      assets from share
      transactions            (2,252,470)      (9,005,571)      20,964,931      26,340,056
                            ------------     ------------     ------------     -----------
    Net Increase
      (Decrease) in Net
      Assets                 (22,966,315)     (20,342,710)       8,061,737      26,195,762
NET ASSETS
  Beginning                   78,374,947       98,717,657       41,219,057      15,023,295
                            ------------     ------------     ------------     -----------
  Ending                    $ 55,408,632     $ 78,374,947     $ 49,280,794     $41,219,057
                            ------------     ------------     ------------     -----------
                            ------------     ------------     ------------     -----------
Undistributed net
  investment income
  (loss), ending            $     99,846     $     12,654     $    (34,429)    $   (23,018)
                            ------------     ------------     ------------     -----------
                            ------------     ------------     ------------     -----------
RETIREMENT CLASS --
  CAPITAL SHARE ACTIVITY
  Shares sold                         --               11               --              12
  Distributions
    reinvested                        --               --               --              --
  Shares redeemed                     --               --               --              --
                            ------------     ------------     ------------     -----------
  Net Retirement Share
    Activity                          --               11               --              12
                            ------------     ------------     ------------     -----------
                            ------------     ------------     ------------     -----------
INSTITUTIONAL CLASS --
  CAPITAL SHARE ACTIVITY
  Shares sold                    279,966        1,144,845        2,393,513       2,447,740
  Distributions
    reinvested                        --               --               --              --
  Shares redeemed               (492,452)      (1,784,523)        (547,742)       (600,345)
                            ------------     ------------     ------------     -----------
                            ------------     ------------     ------------     -----------
  Net Institutional Share
    Activity                    (212,486)        (639,678)       1,845,771       1,847,395
                            ------------     ------------     ------------     -----------
                            ------------     ------------     ------------     -----------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                              INTERNATIONAL CORE GROWTH      INTERNATIONAL GROWTH OPPORTUNITIES         EMERGING COUNTRIES
                           ------------------------------------------------------------------------------------------------------
                            SEPTEMBER 30,                      SEPTEMBER 30,                      SEPTEMBER 30,
                                 2002          MARCH 31,           2002            MARCH 31,           2002          MARCH 31,
                             (UNAUDITED)          2002          (UNAUDITED)          2002          (UNAUDITED)          2002
                           ----------------  --------------  -----------------  ---------------  ----------------  --------------
INCREASE (DECREASE) IN
  NET ASSETS
  FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                  $  1,232,670     $    696,170      $    502,284      $    681,332     $    127,138     $    412,731
  Net realized gain
    (loss)                   (21,367,256)     (62,568,664)       (9,381,750)      (40,229,710)      (5,389,657)     (18,292,120)
  Net unrealized
    appreciation
    (depreciation)           (40,057,979)      36,081,462       (25,110,551)       26,481,260      (26,928,093)      25,675,032
                            ------------     ------------      ------------      ------------     ------------     ------------
    Net increase
      (decrease) in net
      assets from
      investment
      operations             (60,192,565)     (25,791,032)      (33,990,017)      (13,067,118)     (32,190,612)       7,795,643
                            ------------     ------------      ------------      ------------     ------------     ------------
DISTRIBUTIONS TO
  SHAREHOLDERS:
  From net investment
    income
    Retirement Class                  --               --                --                --               --               --
    Institutional Class               --               --                --                --               --               --
  From net realized gains
    Retirement Class                  --               --                --                --               --               --
    Institutional Class               --               --                --                --               --               --
                            ------------     ------------      ------------      ------------     ------------     ------------
    Total distributions               --               --                --                --               --               --
                            ------------     ------------      ------------      ------------     ------------     ------------
FROM CAPITAL SHARE
  TRANSACTIONS:
  Proceeds from shares
    sold
    Retirement Class           3,398,208        5,824,250                --               150               --               --
    Institutional Class       69,917,837       62,299,497        44,928,578        18,031,605       45,645,269       63,346,504
  Distributions
    reinvested
    Retirement Class                  --               --                --                --               --               --
    Institutional Class               --               --                --                --               --               --
  Cost of shares redeemed
    Retirement Class          (3,159,217)      (4,618,105)               --                --               --              (11)
    Institutional Class      (14,369,970)     (38,414,791)      (23,551,084)      (54,469,180)     (58,321,770)     (94,610,881)
                            ------------     ------------      ------------      ------------     ------------     ------------
    Net increase
      (decrease) in net
      assets from share
      transactions            55,786,858       25,090,851        21,377,494       (36,437,425)     (12,676,501)     (31,264,388)
                            ------------     ------------      ------------      ------------     ------------     ------------
    Net Increase
      (Decrease) in Net
      Assets                  (4,405,707)        (700,181)      (12,612,523)      (49,504,543)     (44,867,113)     (23,468,745)
NET ASSETS
  Beginning                  226,118,406      226,818,587       144,429,620       193,934,163      117,069,664      140,538,409
                            ------------     ------------      ------------      ------------     ------------     ------------
  Ending                    $221,712,699     $226,118,406      $131,817,097      $144,429,620     $ 72,202,551     $117,069,664
                            ------------     ------------      ------------      ------------     ------------     ------------
                            ------------     ------------      ------------      ------------     ------------     ------------
Undistributed net
  investment income
  (loss), ending            $  1,344,025     $    111,355      $    578,207      $     75,923     $   (109,793)    $   (236,931)
                            ------------     ------------      ------------      ------------     ------------     ------------
                            ------------     ------------      ------------      ------------     ------------     ------------
RETIREMENT CLASS --
  CAPITAL SHARE ACTIVITY
  Shares sold                    230,790          317,724                --                 7               --               --
  Distributions
    reinvested                        --               --                --                --               --               --
  Shares redeemed               (215,527)        (247,739)               --                --               --               --
                            ------------     ------------      ------------      ------------     ------------     ------------
  Net Retirement Share
    Activity                      15,263           69,985                --                 7               --               --
                            ------------     ------------      ------------      ------------     ------------     ------------
                            ------------     ------------      ------------      ------------     ------------     ------------
INSTITUTIONAL CLASS --
  CAPITAL SHARE ACTIVITY
  Shares sold                  4,363,803        3,502,388         2,024,526           774,633        4,073,166        5,912,598
  Distributions
    reinvested                        --               --                --                --               --               --
  Shares redeemed               (954,135)      (2,212,809)       (1,159,317)       (2,373,067)      (5,366,899)      (8,814,723)
                            ------------     ------------      ------------      ------------     ------------     ------------
                            ------------     ------------      ------------      ------------     ------------     ------------
  Net Institutional Share
    Activity                   3,409,668        1,289,579           865,209        (1,598,434)      (1,293,733)      (2,902,125)
                            ------------     ------------      ------------      ------------     ------------     ------------
                            ------------     ------------      ------------      ------------     ------------     ------------

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS -- Continued
PERIODS ENDED SEPTEMBER 30, 2002 AND MARCH 31, 2002

                             U.S. LARGE CAP SELECT GROWTH           U.S. EQUITY GROWTH
                           ------------------------------------------------------------------
                            SEPTEMBER 30,                     SEPTEMBER 30,
                                 2002          MARCH 31,           2002          MARCH 31,
                             (UNAUDITED)          2002         (UNAUDITED)          2002
                           ----------------  --------------  ----------------  --------------
INCREASE (DECREASE) IN
  NET ASSETS
  FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                  $   (217,145)    $   (641,844)    $   (316,698)    $   (769,692)
  Net realized gain
    (loss)                   (13,744,442)     (46,884,276)     (21,258,533)     (32,425,285)
  Net unrealized
    appreciation
    (depreciation)           (12,927,318)      25,262,395       (9,746,027)      14,639,983
                            ------------     ------------     ------------     ------------
    Net increase
      (decrease) in net
      assets from
      investment
      operations             (26,888,905)     (22,263,725)     (31,321,258)     (18,554,994)
                            ------------     ------------     ------------     ------------
DISTRIBUTIONS TO
  SHAREHOLDERS:
  From net investment
    income
    Retirement Class                  --               --               --               --
    Institutional Class               --               --               --               --
  From net realized gains
    Retirement Class                  --               --               --               --
    Institutional Class               --               --               --               --
                            ------------     ------------     ------------     ------------
    Total distributions               --               --               --               --
                            ------------     ------------     ------------     ------------
FROM CAPITAL SHARE
  TRANSACTIONS:
  Proceeds from shares
    sold
    Retirement Class           3,454,729       12,441,238            2,893           17,580
    Institutional Class        4,260,934       31,612,251        2,044,780       40,435,417
  Distributions
    reinvested
    Retirement Class                  --               --               --               --
    Institutional Class               --               --               --               --
  Cost of shares redeemed
    Retirement Class          (3,962,962)      (6,591,609)          (1,425)         (60,575)
    Institutional Class      (13,098,725)     (21,655,522)     (10,772,166)     (25,498,159)
                            ------------     ------------     ------------     ------------
    Net increase
      (decrease) in net
      assets from share
      transactions            (9,346,024)      15,806,358       (8,725,918)      14,894,263
                            ------------     ------------     ------------     ------------
    Net Increase
      (Decrease) in Net
      Assets                 (36,234,929)      (6,457,367)     (40,047,176)      (3,660,731)
NET ASSETS
  Beginning                   96,155,344      102,612,711      110,359,741      114,020,472
                            ------------     ------------     ------------     ------------
  Ending                    $ 59,920,415     $ 96,155,344     $ 70,312,565     $110,359,741
                            ------------     ------------     ------------     ------------
                            ------------     ------------     ------------     ------------
Undistributed net
  investment income
  (loss), ending            $   (217,145)    $         --     $   (316,698)    $         --
                            ------------     ------------     ------------     ------------
                            ------------     ------------     ------------     ------------
RETIREMENT CLASS --
  CAPITAL SHARE ACTIVITY
  Shares sold                    237,537          617,945              331            1,500
  Distributions
    reinvested                        --               --               --               --
  Shares redeemed               (258,775)        (334,096)            (164)          (5,388)
                            ------------     ------------     ------------     ------------
  Net Retirement Share
    Activity                     (21,238)         283,849              167           (3,888)
                            ------------     ------------     ------------     ------------
                            ------------     ------------     ------------     ------------
INSTITUTIONAL CLASS --
  CAPITAL SHARE ACTIVITY
  Shares sold                    305,647        1,596,541          217,677        3,313,326
  Distributions
    reinvested                        --               --               --               --
  Shares redeemed               (900,823)      (1,093,620)      (1,243,229)      (2,013,717)
                            ------------     ------------     ------------     ------------
                            ------------     ------------     ------------     ------------
  Net Institutional Share
    Activity                    (595,176)         502,921       (1,025,552)       1,299,609
                            ------------     ------------     ------------     ------------
                            ------------     ------------     ------------     ------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.
--------------------------------------------------------------------------------

                                   EMERGING GROWTH                   LARGE CAP VALUE                   HIGH YIELD BOND
                           ---------------------------------------------------------------------------------------------------
                            SEPTEMBER 30,                     SEPTEMBER 30,                     SEPTEMBER 30,
                                 2002          MARCH 31,           2002          MARCH 31,           2002          MARCH 31,
                             (UNAUDITED)          2002         (UNAUDITED)          2002         (UNAUDITED)         2002
                           ----------------  --------------  ----------------  --------------  ----------------  -------------
INCREASE (DECREASE) IN
  NET ASSETS
  FROM INVESTMENT
  OPERATIONS:
  Net investment income
    (loss)                  $   (666,652)    $   (763,817)    $    243,581     $    508,678      $ 3,004,082     $ 5,623,841
  Net realized gain
    (loss)                   (18,847,393)     (35,645,098)      (4,773,663)      (1,957,311)        (425,071)     (7,984,095)
  Net unrealized
    appreciation
    (depreciation)           (31,170,661)      33,116,067      (12,025,184)       4,460,226       (4,565,296)      3,580,353
                            ------------     ------------     ------------     ------------      -----------     -----------
    Net increase
      (decrease) in net
      assets from
      investment
      operations             (50,684,706)      (3,292,848)     (16,555,266)       3,011,593       (1,986,285)      1,220,099
                            ------------     ------------     ------------     ------------      -----------     -----------
DISTRIBUTIONS TO
  SHAREHOLDERS:
  From net investment
    income
    Retirement Class                  --               --               --          (18,078)              (5)            (14)
    Institutional Class               --               --               --         (108,672)      (3,151,757)     (5,787,529)
  From net realized gains
    Retirement Class                  --               --               --         (170,830)              --              --
    Institutional Class               --               --               --         (759,455)              --              --
                            ------------     ------------     ------------     ------------      -----------     -----------
    Total distributions               --               --               --       (1,057,035)      (3,151,762)     (5,787,543)
                            ------------     ------------     ------------     ------------      -----------     -----------
FROM CAPITAL SHARE
  TRANSACTIONS:
  Proceeds from shares
    sold
    Retirement Class             660,298        2,192,478        1,111,533        3,198,953                3              --
    Institutional Class        5,262,487       66,218,636        8,935,650       25,199,986       12,848,058      43,802,930
  Distributions
    reinvested
    Retirement Class                  --               --               --          188,908                1              10
    Institutional Class               --               --               --          833,253          516,507       5,239,535
  Cost of shares redeemed
    Retirement Class            (945,815)      (1,168,607)      (1,384,087)      (2,249,079)              --             (20)
    Institutional Class      (30,368,854)     (27,897,943)      (4,759,930)     (34,855,005)      (4,803,003)    (15,728,096)
                            ------------     ------------     ------------     ------------      -----------     -----------
    Net increase
      (decrease) in net
      assets from share
      transactions           (25,391,884)      39,344,564        3,903,166       (7,682,984)       8,561,566      33,314,359
                            ------------     ------------     ------------     ------------      -----------     -----------
    Net Increase
      (Decrease) in Net
      Assets                 (76,076,590)      36,051,716      (12,652,100)      (5,728,426)       3,423,519      28,746,915
NET ASSETS
  Beginning                  177,650,716      141,599,000       50,781,575       56,510,001       71,368,923      42,622,008
                            ------------     ------------     ------------     ------------      -----------     -----------
  Ending                    $101,574,126     $177,650,716     $ 38,129,475     $ 50,781,575      $74,792,442     $71,368,923
                            ------------     ------------     ------------     ------------      -----------     -----------
                            ------------     ------------     ------------     ------------      -----------     -----------
Undistributed net
  investment income
  (loss), ending            $   (666,652)    $         --     $    752,252     $    508,671      $    37,676     $    42,014
                            ------------     ------------     ------------     ------------      -----------     -----------
                            ------------     ------------     ------------     ------------      -----------     -----------
RETIREMENT CLASS --
  CAPITAL SHARE ACTIVITY
  Shares sold                     79,140          230,965           54,625          133,876                1              --
  Distributions
    reinvested                        --               --               --            8,188               --               1
  Shares redeemed               (117,172)        (123,776)         (66,409)         (94,322)              --              (2)
                            ------------     ------------     ------------     ------------      -----------     -----------
  Net Retirement Share
    Activity                     (38,032)         107,189          (11,784)          47,742                1              (1)
                            ------------     ------------     ------------     ------------      -----------     -----------
                            ------------     ------------     ------------     ------------      -----------     -----------
INSTITUTIONAL CLASS --
  CAPITAL SHARE ACTIVITY
  Shares sold                    616,927        6,549,255          379,991        1,023,197        1,343,847       4,305,162
  Distributions
    reinvested                        --               --               --           36,040           55,960         521,038
  Shares redeemed             (3,996,621)      (2,923,707)        (239,968)      (1,443,390)        (505,759)     (1,543,949)
                            ------------     ------------     ------------     ------------      -----------     -----------
                            ------------     ------------     ------------     ------------      -----------     -----------
  Net Institutional Share
    Activity                  (3,379,694)       3,625,548          140,023         (384,153)         894,048       3,282,251
                            ------------     ------------     ------------     ------------      -----------     -----------
                            ------------     ------------     ------------     ------------      -----------     -----------

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS -- (UNAUDITED)
--------------------------------------------------------------------------------

NOTE A -- ORGANIZATION

  Nicholas-Applegate Institutional Funds (formerly Nicholas-Applegate Investment Trust) (the "Trust") is an open-end investment management company. The Trust was established as a Delaware business trust on December 17, 1992 and consists of sixteen separate portfolios (collectively the "Funds" and each a "Fund"). Each Fund's investment objectives, strategies and risks are discussed in the Funds' current prospectuses. All of the Funds offer Institutional shares ("Class I") and ten Funds offer Retirement shares ("Class R"). The Class R shares have no sales charge and distribution fees but have a shareholder servicing fee. The ten Funds offering Class R shares are covered in this report with each Fund's operations accounted for separately.

NOTE B -- SIGNIFICANT ACCOUNTING POLICIES

  Significant accounting policies consistently followed by the Funds in preparing these financial statements are described below. The policies conform with accounting principles generally accepted in the United States.

SECURITY VALUATIONS

  The Funds value equity securities traded on national or international exchanges and market systems at the last sales price reported by the security's primary market at the time of daily valuation. If a last sales price is not available, these securities are valued at the mean between last reported bid and ask prices. Debt securities are valued at bid prices obtained from independent pricing services or from one or more dealers making markets in the securities. Security prices quoted in a foreign currency are translated using the current U.S. dollar exchange rate. Short-term securities maturing within 60 days are valued at amortized cost which approximates market value. When market quotations for securities are not readily available, a fair value is determined by the Investment Adviser in accordance with procedures established by the Board of Trustees.

SECURITY TRANSACTIONS AND INVESTMENT INCOME

  Security transactions are accounted for as of trade date. Realized gains and losses from security transactions are determined on an identified-cost basis.

  Dividend income is recorded on the ex-dividend date or, for certain foreign securities, when the information becomes available to the Funds. Interest income is recorded on an accrual basis. Discounts and premiums on debt securities are accreted and amortized on the yield to maturity basis.

FOREIGN CURRENCY TRANSACTIONS

  At each net asset valuation date, the value of assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rate. Security transactions, income and expenses are converted at the prevailing exchange rate on the day of the event. The effect of changes in exchange rates on securities denominated in a foreign currency is included with the net realized and unrealized gain or loss of the associated security. Other foreign currency gains or losses are reported separately.

  Certain Funds may use forward foreign currency contracts to reduce their exposure to currency fluctuations of their foreign securities. These contracts are commitments to purchase or sell a foreign currency at a specified rate on a future date. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation of investments. The contract commitment is fully collateralized by cash or securities of the Fund. Foreign denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory and market risk. Evaluating and monitoring such risk exposure is a part of the Funds' management strategy.

FUTURES CONTRACTS

  Each Fund may enter into futures contracts involving foreign currency, interest rates, securities, and securities indices, for hedging purposes only. A futures contract obligates the seller of the contract to deliver and the

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS -- (UNAUDITED) -- Continued
--------------------------------------------------------------------------------

purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margin and are recorded as unrealized gains or losses by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

OPTIONS CONTRACTS

  The Funds may: (a) buy call options on foreign currency in anticipation of an increase in the value of the underlying asset; (b) buy put options on foreign currency, portfolio securities, and futures in anticipation of a decrease in the value of the underlying asset; and (c) write call options on portfolio securities and futures to generate income from premiums, and in anticipation of a decrease or only limited increase in the value of the underlying asset. If a call written by a Fund is exercised, the Fund foregoes any possible profit from an increase in the market price of the underlying asset over the exercise price plus the premium received. When a Fund writes options on futures contracts, it will be subject to margin requirements similar to those applied to futures contracts.

EQUITY-LINKED SECURITIES

  Certain Funds may purchase equity-linked securities, also known as participation notes, equity swaps, and zero strike calls and warrants. Equity-linked securities are primarily used by a Fund to access the securities market of a country from which the Fund would otherwise be precluded. The Fund deposits an amount of cash with its custodian (or broker, if legally permitted) in an amount equal to the selling price of the underlying security in exchange for an equity linked security. Upon sale, the Fund receives cash from the broker or custodian based on the change in the value of the underlying security. Aside from market risk of the underlying security, there is a risk of default by the other party to the transaction. In the event of insolvency of the other party, the Fund might be unable to obtain its expected benefit. In addition, while a Fund will seek to enter into such transactions only with parties which are capable of entering into closing transactions with the Fund, there can be no assurance that the Fund will be able to close out such a transaction with the other party or obtain an offsetting position with any other party, at any time prior to the end of the term of the underlying agreement. This may impair the Fund's ability to enter into other transactions at a time when doing so might be advantageous.

SECURITIES LENDING

  Each Fund may temporarily loan securities up to 30% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender's fee. The borrower fully collateralizes the loans with cash. The risk associated with portfolio lending is that the borrower may not provide additional collateral when required or return the securities when due.

  The market value of securities on loan and the related collateral at September 30, 2002 were:

                                          MARKET VALUE  COLLATERAL
FUND                                       (IN 000'S)   (IN 000'S)
----                                      ------------  ----------
Worldwide Growth........................    $ 1,203      $ 1,243
Global Select...........................      1,330        1,378
International Core Growth...............     13,865       14,846
International Growth Opportunities......     21,583       22,966
Emerging Countries......................      2,053        2,101
U.S. Large Cap Select Growth............      1,520        1,608
Emerging Growth.........................        276          289
Value Opportunities.....................         79           84

CREDIT FACILITY

  The Trust has a $30 million credit facility available to fund temporary or emergency borrowing. Each Fund pays its pro-rata share of an annual commitment fee plus interest on its specific borrowings. For the period ended September 30, 2002, the Funds had no borrowings against the line of credit.

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS -- (UNAUDITED) -- Continued
--------------------------------------------------------------------------------

FEDERAL INCOME TAXES

  The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to shareholders. Accordingly, no provision for federal income taxes is required. A Fund investing in foreign securities records any foreign taxes on income and gains on such investments in accordance with the applicable tax rules. The Funds' tax accounting treatment of loss deferrals, passive foreign investment companies and expiration of capital loss carryforwards are different from the financial statement recognition of income and gains.

  Capital loss carryforwards may be used to offset current or future capital gains until expiration. The following table reflects capital loss carryforwards as of March 31, 2002.

                                          CAPITAL LOSS
                                          CARRYFORWARD   EXPIRATION
FUND                                       (IN 000'S)       DATE
----                                      ------------  -------------
Worldwide Growth........................    $49,438         3/31/10
Global Select...........................      7,168         3/31/10
International Core Growth...............     15,101         3/31/09
                                             71,859         3/31/10
International Growth Opportunities......      5,844         3/31/09
                                             62,195         3/31/10
Emerging Countries......................     33,556         3/31/09
                                             60,017         3/31/10
U.S. Large Cap Select Growth............      4,810         3/31/09
                                             75,903         3/31/10
U.S. Equity Growth......................     64,136         3/31/10
Emerging Growth.........................     57,918         3/31/10
Large Cap Value.........................        950         3/31/10
High Yield Bond.........................        197         3/31/09
                                              5,618         3/31/10

DISTRIBUTIONS TO SHAREHOLDERS

  The Funds record distributions to shareholders on the ex-dividend date. Distributions are determined in accordance with income tax regulations that may differ from generally accepted accounting principles. Accordingly, the Funds' capital accounts are periodically reclassified to reflect income and gains available for distribution under income tax regulations. The Funds make income and capital gain distributions at least annually. Funds with income objectives make distributions either quarterly or monthly in accordance with the prospectuses.

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS -- (UNAUDITED) -- Continued
--------------------------------------------------------------------------------

  The tax character of distributions paid during the fiscal year ended March 31, 2002 were as follows:

                                                DISTRIBUTION PAID FROM:
                           ------------------------------------------------------------------
                                           NET           TOTAL                      TOTAL
                            ORDINARY    LONG TERM       TAXABLE     TAX RETURN  DISTRIBUTIONS
FUND                         INCOME    CAPITAL GAIN  DISTRIBUTIONS  OF CAPITAL     PAID(1)
----                       ----------  ------------  -------------  ----------  -------------
Worldwide Growth.........          --          --             --           --            --
Global Select............          --          --             --           --            --
International Core
  Growth.................          --          --             --           --            --
International Growth
  Opportunities..........          --          --             --           --            --
Emerging Countries.......          --          --             --           --            --
U.S. Large Cap Select
  Growth.................          --          --             --           --            --
U.S. Equity Growth.......          --          --             --           --            --
Emerging Growth..........          --          --             --           --            --
Large Cap Value..........     760,884     296,151      1,057,035           --     1,057,035
High Yield Bond..........   5,787,543          --      5,787,543           --     5,787,543

  As of March 31, 2002 the components of accumulated earnings/(deficit) on a tax basis were as follows:

                                                     COMPONENTS OF ACCUMULATED EARNINGS/(DEFICIT):
                           --------------------------------------------------------------------------------------------------
                           UNDISTRIBUTED  UNDISTRIBUTED                 ACCUMULATED         UNREALIZED            TOTAL
                             ORDINARY       LONG-TERM    ACCUMULATED    CAPITAL AND       APPRECIATION/        ACCUMULATED
FUND                          INCOME      CAPITAL GAINS   EARNINGS      OTHER LOSSES      (DEPRECIATION)    EARNING/(DEFICIT)
----                       -------------  -------------  -----------    ------------      --------------    -----------------
Worldwide Growth.........          --             --            --      (51,883,316)(2)     6,115,450(5)       (45,767,866)
Global Select............          --             --            --       (7,194,831)(3)     3,792,656(5)        (3,402,175)
International Core
  Growth.................          --             --            --      (98,812,200)(4)    13,354,165(5)       (85,458,035)
International Growth
  Opportunities..........          --             --            --      (76,691,897)(4)    10,127,110(6)       (66,564,787)
Emerging Countries.......          --             --            --      (95,391,207)(8)    17,781,500(7)       (77,609,707)
U.S. Large Cap Select
  Growth.................          --             --            --      (89,553,446)(4)     6,746,374(7)       (82,807,072)
U.S. Equity Growth.......          --             --            --      (70,050,914)(2)    11,613,029(7)       (58,437,885)
Emerging Growth..........          --             --            --      (65,190,247)(2)    14,939,870(7)       (50,250,377)
Large Cap Value..........     508,671             --       508,671       (1,225,469)(2)     3,915,808(7)         3,199,010
High Yield Bond..........      42,014             --        42,014       (9,209,133)(4)     1,146,309(7)        (8,020,810)

(1) Total distributions paid differ from the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.
(2) On March 31, 2002, the Worldwide Growth, U.S. Equity Growth, Emerging Growth and Large Cap Value Funds had net capital loss carryforwards of approximately $49,438,282, $64,135,964, $57,917,587 and $950,306,
     respectively, which will expire on March 31, 2010. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended March 31, 2002, the Fund deferred to April 1, 2002, post October capital losses.
(3) On March 31, 2002, the Fund had a net capital loss carryforward of approximately $7,168,402 which will expire on March 31, 2010. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended March 31, 2002, the Fund deferred to April 1, 2002, post October currency losses.

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS -- (UNAUDITED) -- Continued
--------------------------------------------------------------------------------

(4) On March 31, 2002, the International Core Growth, International Growth Opportunities, U.S. Large Cap Select Growth, and High Yield Bond Funds had net capital loss carryforwards of approximately $86,960,382, $68,039,251, $80,713,009, and $5,814,385, respectively, which will expire on March 31, 2009 and March 31, 2010. To the extent future capital gains are offset by capital loss carryforward, such gains will not be distributed. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended March 31, 2002, the Fund deferred to April 1, 2002, post
     October capital losses.
(5) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales and current year forward contracts marked-to-market.
(6) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales, current year forward contracts marked-to-market and investments in passive foreign investment companies.
(7) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales.
(8) On March 31, 2002, the Fund had net capital loss carryforwards of approximately $93,573,463 which will expire on March 31, 2009 and March 31, 2010. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. Net capital losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended March 31, 2002, the Fund deferred to April 1, 2002, post October currency losses and post October capital losses.

FUND EXPENSES AND MULTI-CLASS ALLOCATIONS

  Each Fund bears expenses incurred specifically on its behalf plus an allocation of its share of Trust level expenses. Each share offered by a Fund has equal rights to assets but incurs certain Class specific expenses. The Funds allocate income, gains and losses, both realized and unrealized, and expenses, except for Class specific expenses, based on the relative net assets of each share class.

USE OF ESTIMATES

  The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from these estimates.

NICHOLAS-APPLEGATE SOUTHEAST ASIA FUND, LTD.

  The Emerging Countries and International Growth Opportunities Funds invests in the Indian and certain other Southeast Asia stock markets through Nicholas-Applegate Southeast Asia Fund Ltd., a subsidiary company of each of the Funds and incorporated under the laws of Mauritius (the "Mauritius Subsidiary"). The Mauritius Subsidiary is entitled to benefit from the double taxation treaty between India and Mauritius, and invests in India in what the Investment Adviser considers to be the most efficient way currently available. The Mauritius Subsidiary may also be utilized to invest in other Southeast Asia markets where deemed appropriate or advisable by the Investment Adviser. The Fund holds a 100% interest in a separate class of securities issued by the Mauritius Subsidiary, represented by a separate, underlying portfolio of securities. The accounts of the Mauritius Subsidiary are reflected in the Fund using consolidation accounting principles.

CHANGE IN ACCOUNTING PRINCIPLE

  Effective April 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premiums on debt securities. Prior to April 1, 2001, the High Yield Bond Fund did not amortize premiums on debt securities. The cumulative effect of this accounting change had no impact on the total net assets of the Fund, but resulted in a $82,806 reduction in the cost of the securities and a corresponding $82,806 increase in net unrealized appreciation (depreciation), based on securities held by the Fund on September 30, 2002.

  The effect of this change for the period ended September 30, 2002 was to decrease net investment income by $60,536, increase net unrealized appreciation (depreciation) by $17,433, and increase net realized gains and losses by $43,103. The statement of changes

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS -- (UNAUDITED) -- Continued
--------------------------------------------------------------------------------

in net assets and the financial highlights for prior periods have not been restated to reflect this change in presentation.

NOTE C -- TRANSACTIONS WITH AFFILIATES

  Nicholas-Applegate Capital Management, as the Investment Adviser of the Funds, receives the following annual fees payable monthly based on the average daily net assets of each Fund.

Emerging Countries................................  1.25%
International Core Growth, International Growth
 Opportunities, Worldwide Growth and Emerging
 Growth...........................................  1.00%
Global Select.....................................  0.80%
U.S. Large Cap Select Growth, U.S. Equity Growth
 and Large Cap Value..............................  0.75%
High Yield Bond...................................  0.60%

  The fees are reduced on International Core Growth, International Growth Opportunities, Worldwide Growth, U.S. Large Cap Select Growth, U.S. Equity Growth, Large Cap Value and High Yield Bond when the average net assets exceed $500 million.

  Under an Administrative Services agreement the Investment Adviser provides operational support services to the Funds at an annual fee on average daily net assets of 0.10%.

  The Investment Adviser has agreed to limit the Fund's expenses to certain levels through March 31, 2002. Expenses reimbursed by the Investment Adviser prior to July 24, 1998 may be recouped from the Funds within five years of that date. Expenses reimbursed by the Investment Adviser from July 24, 1998 through May 7, 1999 may be recouped from the Funds within five years after the year in which they are reimbursed. Any expenses reimbursed after May 7, 1999 may be recouped within three years after the year in which they are reimbursed. The Investment Adviser will recover such reimbursements to the extent of the differences between a Fund's actual expenses (exclusive of interest expense, taxes, brokerage, and the costs of establishing and maintaining the Mauritius investment company) when they fall below the limit.

                                               EXPENSE LIMIT
                                          -----------------------
                                                      UNRECOUPED
                                          RETIREMENT  AMOUNTS AT
FUND                                        CLASS       9/30/02
----                                      ----------  -----------
Worldwide Growth........................      1.25%   $  305,474
Global Select...........................      1.30%      433,704
International Core Growth...............      1.40%      126,502
International Growth Opportunities......      1.65%      327,283
Emerging Countries......................      1.75%    1,408,797
U.S. Large Cap Select Growth............      1.15%      403,033
U.S. Equity Growth......................      1.25%      868,678
Emerging Growth.........................      1.50%    1,859,620
Large Cap Value.........................      1.10%      487,918
High Yield Bond.........................      1.00%      512,834

  The Class R shares have a shareholder servicing agreement with the Distributor. The shareholder servicing plan is a compensation plan, which compensates the Distributor for expenses in connection with non-distribution shareholder services provided by the Distributor to other financial institutions. The Retirement Class pays an annual fee on its average daily net assets of up to 0.25% under the shareholder servicing agreement.

  Certain officers of the Trust are also officers of the Investment Adviser and Distributor. The Trustees who are not affiliated with the Investment Adviser receive annual compensation of approximately $31,000 each from the Trust.

NOTE D -- INVESTMENT TRANSACTIONS

  The following table presents purchases and sales of securities, excluding short-term investments, during the period ended September 30, 2002 to indicate the volume of transactions in each Fund. The tax cost of securities held at September 30, 2002 and the related gross and net unrealized appreciation and depreciation,

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS -- (UNAUDITED) -- Continued
--------------------------------------------------------------------------------

provides aggregate information on a tax basis against which future gains and losses on these investments are measured for distribution purposes.

                                                                                                NET
                                                                  GROSS         GROSS        UNREALIZED
                                                                UNREALIZED    UNREALIZED    APPRECIATION
                           PURCHASES     SALES      TAX COST   APPRECIATION  DEPRECIATION  (DEPRECIATION)
FUND                       (IN 000'S)  (IN 000'S)  (IN 000'S)   (IN 000'S)    (IN 000'S)     (IN 000'S)
----                       ----------  ----------  ----------  ------------  ------------  --------------
Worldwide Growth.........   $ 74,374    $ 75,891    $ 57,482     $ 1,849       $ 5,966        $ (4,117)
Global Select............     73,464      53,290      51,175       1,193         4,372          (3,179)
International Core
   Growth................    240,646     219,319     248,451       3,902        29,347         (25,445)
International Growth
   Opportunities.........    109,278      95,622     143,500       5,263        19,000         (13,737)
Emerging Countries.......    129,112     141,629      77,531       5,021        12,604          (7,583)
U.S. Large Cap Select
   Growth................     66,439      74,354      69,320       2,759         8,710          (5,951)
U.S. Equity Growth.......     77,277      87,297      68,185       6,351         4,236           2,115
Emerging Growth..........     91,250     116,571     116,931       6,555        21,261         (14,706)
Large Cap Value..........     39,706      34,918      45,642       1,284         8,054          (6,770)
High Yield Bond..........     24,105      21,288      74,642       1,266         4,757          (3,491)

NOTE E -- FINANCIAL INSTRUMENTS

  During the year, several of the Funds have been party to financial instruments with off-balance sheet risks, including forward foreign currency contracts and futures contracts, primarily in an attempt to minimize the risk to the Fund, in respect of its portfolio transactions. These instruments involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from unexpected movement in currencies, securities values and interest rates. The contract amounts indicate the extent of the Funds' involvement in such contracts.

NOTE F -- SUBSEQUENT EVENTS

  On November 8, 2002, the Board of Trustees approved the merger of the Global Healthcare and Global Technology Funds (the "Target Funds") into the Global Select Fund whereby, subject to the approval of the shareholders of each of the Target Funds, all the assets of each of the Target Funds will transfer to the Global Select Fund on January 31, 2003.

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS -- (UNAUDITED) -- Continued
--------------------------------------------------------------------------------

NOTE G -- CORPORATE GOVERNANCE (UNAUDITED)

                                                                                             NUMBER OF
                                                   TERM OF                                 PORTFOLIOS IN
                                POSITION(S)       OFFICE AND                               FUND COMPLEX
  NAME, ADDRESS (1)              HELD WITH      LENGTH OF TIME   PRINCIPAL OCCUPATION(S)    OVERSEEN BY      OTHER DIRECTORSHIPS
       AND AGE                      FUND          SERVED (2)       DURING PAST 5 YEARS        TRUSTEE          HELD BY TRUSTEE
----------------------        ----------------  --------------  -------------------------  -------------  -------------------------
DISINTERESTED
  TRUSTEES:

WALTER E. AUCH (80)           Trustee           Since May 1999  Retired; prior thereto,            16     Trustee, Brinson
                                                                Chairman and CEO of                       Relationship Funds (since
                                                                Chicago Board of Options                  1994) and Brinson
                                                                Exchange (1979-1986).                     Supplementary Trust
                                                                                                          (since 1997); Director,
                                                                                                          Thompson Asset Management
                                                                                                          Corp (since 1987);
                                                                                                          Director, Smith Barney
                                                                                                          Trak Fund (since 1992)
                                                                                                          and Smith Barney Advisors
                                                                                                          (since 1992); Director,
                                                                                                          PIMCO Advisors L.P (since
                                                                                                          1994); Director, Banyon
                                                                                                          Realty Trust (since
                                                                                                          1988), Banyon Mortgage
                                                                                                          Investment Fund (since
                                                                                                          1989) and Banyon Land
                                                                                                          Fund II (since 1988);
                                                                                                          Director, Express America
                                                                                                          Holdings Corp (since
                                                                                                          1992); Director, Legend
                                                                                                          Properties, Inc. (since
                                                                                                          1987); Director, Senele
                                                                                                          Group (since 1988);
                                                                                                          Director, Fort Dearborn
                                                                                                          Income Securities, Inc.
                                                                                                          (1987-1995); Trustee,
                                                                                                          Nicholas-Applegate Mutual
                                                                                                          Funds (1994-1999);
                                                                                                          Director, Geotek
                                                                                                          Industries, Inc.
                                                                                                          (1987-1998).

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                                                                              69

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS -- (UNAUDITED) -- Continued
--------------------------------------------------------------------------------

                                                                                             NUMBER OF
                                                   TERM OF                                 PORTFOLIOS IN
                                POSITION(S)       OFFICE AND                               FUND COMPLEX
  NAME, ADDRESS (1)              HELD WITH      LENGTH OF TIME   PRINCIPAL OCCUPATION(S)    OVERSEEN BY      OTHER DIRECTORSHIPS
       AND AGE                      FUND          SERVED (2)       DURING PAST 5 YEARS        TRUSTEE          HELD BY TRUSTEE
----------------------        ----------------  --------------  -------------------------  -------------  -------------------------
DARLENE DEREMER (46)          Trustee           Since May 1999  Managing Director,                    16  Founding Member and
                                                                NewRiver EBusiness                        Director, National
                                                                Advisory Services                         Defined Contribution
                                                                Division; Prior to,                       Council (since 1997);
                                                                President and Founder,                    Trustee, Boston
                                                                DeRemer Associates, a                     Alzheimer's Association
                                                                strategic and marketing                   (since 1998); Director,
                                                                consulting firm for the                   King's Wood Montessori
                                                                financial services                        School (since 1995);
                                                                industry (since 1987);                    Editorial Board, National
                                                                Vice President and                        Association of Variable
                                                                Director, Asset                           Annuities since 1997);
                                                                Management Division,                      Director, Nicholas-
                                                                State Street Bank and                     Applegate Strategic
                                                                Trust Company, now                        Opportunities, Ltd.
                                                                referred to as State                      (1994-1997); Trustee,
                                                                Street Global Advisers,                   Nicholas-Applegate Mutual
                                                                (1982-1987); Vice                         Funds (1994-1999);
                                                                President, T. Rowe                        Director, Jurika & Voyles
                                                                Price & Associates                        Fund Group (since
                                                                (1979-1982); Member,                      1994-2000).
                                                                Boston Club (since 1998);
                                                                Member, Financial Women's
                                                                Association Advisory
                                                                Board (since 1995);
                                                                Founder, Mutual Fund Cafe
                                                                Website.

GEORGE F. KEANE (72)          Trustee           Since May 1999  Consultant, Associated             16     Director, Bramwell Funds
                                                                Energy Managers (since                    (since 1994); Director,
                                                                1994); Prior to,                          Longview Oil & Gas (since
                                                                President Emeritus and                    2000); Director, Security
                                                                founding Chief Executive                  Capital U.S. Real Estate
                                                                Officer, The Common Fund                  (since 1997); Director,
                                                                (1971-1992); and                          The Universal Bond Fund
                                                                Endowment Advisors                        (since 1997); Director,
                                                                (1987-1992)                               Universal Stainless &
                                                                (organizations that                       Alloy Products Inc.
                                                                provide investment                        (1994-2000); Director,
                                                                management programs for                   United Water Services and
                                                                colleges and                              affiliated companies
                                                                universities); Member,                    (1996-2000); Director,
                                                                Investment Advisory                       and former Chairman of
                                                                Committee, New York State                 the Board, Trigen Energy
                                                                Common Retirement Fund                    Corporation (1994-2000);
                                                                (since 1982).                             Trustee,
                                                                                                          Nicholas-Applegate Mutual
                                                                                                          Funds (1994-1999).

--------------------------------------------------------------------------------

NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS
NOTES TO FINANCIAL STATEMENTS -- (UNAUDITED) -- Continued
--------------------------------------------------------------------------------

                                                                                             NUMBER OF
                                                   TERM OF                                 PORTFOLIOS IN
                                POSITION(S)       OFFICE AND                               FUND COMPLEX
  NAME, ADDRESS (1)              HELD WITH      LENGTH OF TIME   PRINCIPAL OCCUPATION(S)    OVERSEEN BY      OTHER DIRECTORSHIPS
       AND AGE                      FUND          SERVED (2)       DURING PAST 5 YEARS        TRUSTEE          HELD BY TRUSTEE
----------------------        ----------------  --------------  -------------------------  -------------  -------------------------
INTERESTED TRUSTEES:

E. BLAKE MOORE, JR.           President         Since May 2001  Managing General Counsel,          16     Director,
  (44)                                                          Nicholas-Applegate                        Nicholas-Applegate
                                                                Capital Management LLC,                   Southeast Asia Fund
                                                                Nicholas-Applegate                        (Since 2000).
                                                                Securities LLC,
                                                                Nicholas-Applegate
                                                                Holdings LLC and
                                                                Nicholas-Applegate
                                                                Securities International
                                                                LDC (Since 1995).
OFFICERS:

E. BLAKE MOORE, JR.           President         Since May 2001  Managing General Counsel,          16     Director,
  (44)                                                          Nicholas-Applegate                        Nicholas-Applegate
                                                                Capital Management LLC,                   Southeast Asia Fund
                                                                Nicholas-Applegate                        (Since 2000).
                                                                Securities LLC,
                                                                Nicholas-Applegate
                                                                Holdings LLC and
                                                                Nicholas-Applegate
                                                                Securities International
                                                                LDC (Since 1995).

CHARLES H. FIELD, JR.         Secretary         Since May 2001  Deputy General Counsel,            16     Director,
  (46)                                                          Nicholas-Applegate                        Nicholas-Applegate U.S.
                                                                Capital Management (Since                 Growth Equity Fund (Since
                                                                1996).                                    1996); Director,
                                                                                                          Nicholas-Applegate
                                                                                                          Southeast Asia Fund
                                                                                                          (Since 1999). Director,
                                                                                                          Nicholas-Applegate
                                                                                                          Strategic Opportunities
                                                                                                          Fund, LLC (1996-2000);
                                                                                                          Director, Torrey Pines
                                                                                                          Fund, Ltd. (Since 1999).

C. WILLIAM MAHER (41)         Treasurer         Since May 1999  Managing Chief Financial           16     NA
                                                                Officer,
                                                                Nicholas-Applegate
                                                                Capital Management,
                                                                Nicholas-Applegate
                                                                Securities, (Since 1998);
                                                                Co-Managing Chief
                                                                Financial Officer
                                                                Nicholas-Applegate
                                                                Holdings LLC (Since
                                                                2001). Formerly Chief
                                                                Financial Officer,
                                                                Mitchell Hutchins Asset
                                                                Management, Inc.
                                                                (1990-1998).

(1)  Unless otherwise noted, the address of the Trustees and Officers is c/o:
     Nicholas-Applegate Capital Management, 600 West Broadway, 32nd Floor, San Diego, California 92101.
(2) Each Trustee serves for an indefinite term, until her or his successor is elected.

--------------------------------------------------------------------------------

               TRUSTEES OF NICHOLAS-APPLEGATE INSTITUTIONAL FUNDS

                         E. Blake Moore, Jr., CHAIRMAN
                                 Walter E. Auch
                               Darlene T. DeRemer
                                George F. Keane

                                    OFFICERS

                         E. Blake Moore, Jr., PRESIDENT
                        Charles H. Field, Jr., SECRETARY
                     Deborah A. Wussow, ASSISTANT SECRETARY
                          C. William Maher, TREASURER
                     Thomas Muscarella, ASSISTANT TREASURER

                               INVESTMENT ADVISER

                     Nicholas-Applegate Capital Management

                                  DISTRIBUTOR

                         Nicholas-Applegate Securities

                                   CUSTODIAN

                 Brown Brothers Harriman & Co., Private Bankers

                                 TRANSFER AGENT

                       State Street Bank & Trust Company

[NICHOLAS APPLEGATE INSTITUTIONAL FUNDS LOGO]

600 WEST BROADWAY
SAN DIEGO, CALIFORNIA 92101
800 - 551 - 8643
NICHOLAS-APPLEGATE SECURITIES, DISTRIBUTOR

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